OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Active Portfolios® Multi-Manager Alternative Strategies Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 44.1%
CONSUMER DISCRETIONARY 5.5%
Automobiles 0.5%
General Motors Co.	115,429	$4,178,530
Media 2.3%
Cablevision Systems Corp., Class A (a)	89,807	2,739,113
Comcast Corp., Class A	54,041	3,288,935
DISH Network Corp., Class A (a)(b)(c)	27,953	1,752,933
Interpublic Group of Companies, Inc. (The)	219,071	5,038,633
Media General, Inc. (b)	327,477	5,085,718
Total		17,905,332
Multiline Retail 0.6%
Macy’s, Inc. (a)	53,227	2,080,111
Target Corp. (c)	29,923	2,169,418
Total		4,249,529
Specialty Retail 1.5%
CST Brands, Inc. (c)	154,866	5,767,210
DSW, Inc., Class A	106,268	2,439,913
Office Depot, Inc. (b)	139,938	922,192
PEP Boys-Manny, Moe & Jack (The) (a)(b)	152,402	2,366,803
Total		11,496,118
Textiles, Apparel & Luxury Goods 0.6%
Michael Kors Holdings Ltd. (b)	115,766	4,980,253
TOTAL CONSUMER DISCRETIONARY		42,809,762
CONSUMER STAPLES 1.3%
Beverages 0.1%
Anheuser-Busch InBev SA/NV, ADR	3,068	394,115
Boston Beer Co., Inc. (The), Class A (b)	860	183,713
Total		577,828
Food & Staples Retailing 1.0%
Safeway, Inc. Casa Ley CVR (b)(d)(e)	287,209	291,488
Safeway, Inc. PDC CVR (b)(d)(e)	287,209	14,016
Wal-Mart Stores, Inc.	75,356	4,433,947
Whole Foods Market, Inc. (c)	103,170	3,007,406
Total		7,746,857
Food Products 0.2%
Kraft Heinz Co. (The)	9,928	731,594
Nomad Foods Ltd. (b)	85,911	1,065,297

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Nomad Foods Ltd. (b)	6,424	$79,722
Total		1,876,613
TOTAL CONSUMER STAPLES		10,201,298
ENERGY 4.5%
Energy Equipment & Services 2.0%
Cameron International Corp. (b)	75,642	5,165,592
Halliburton Co.	115,610	4,607,059
Unit Corp. (b)	301,678	5,451,321
Total		15,223,972
Oil, Gas & Consumable Fuels 2.5%
Bill Barrett Corp. (b)	1,158,698	7,276,624
Canadian Oil Sands Ltd.	159,230	1,020,636
Cloud Peak Energy, Inc. (b)	72,310	188,729
CONSOL Energy, Inc. (a)	76,030	599,116
Denbury Resources, Inc.	1,178,939	4,362,074
Southwestern Energy Co. (b)	365,532	3,293,443
Williams Companies, Inc. (The) (c)	83,240	3,043,255
Total		19,783,877
TOTAL ENERGY		35,007,849
FINANCIALS 9.5%
Banks 0.4%
Citigroup, Inc. (c)	52,276	2,827,609
Insurance 6.0%
Aon PLC (c)	28,116	2,663,710
Chubb Corp. (The) (c)	77,653	10,136,046
Loews Corp.	252,671	9,573,704
PartnerRe Ltd. (c)	124,381	17,305,128
Symetra Financial Corp.	218,466	6,877,310
Total		46,555,898
Real Estate Investment Trusts (REITs) 3.1%
American Campus Communities, Inc. (c)	94,127	3,802,731
BioMed Realty Trust, Inc.	211,992	4,975,452
InfraREIT, Inc. (b)(c)	126,649	2,554,510
Investors Real Estate Trust	260,932	2,131,815
Iron Mountain, Inc.	293,060	8,141,207
New York REIT, Inc.	32,911	378,806

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.	109,359	$2,498,853
Total		24,483,374
TOTAL FINANCIALS		73,866,881
HEALTH CARE 4.2%
Biotechnology —%
Prosensa Holdings CVR (b)(e)(f)	16,099	—
Trius Therapeutics, Inc. (b)(d)(e)(g)	186,725	16,637
Total		16,637
Health Care Equipment & Supplies 0.7%
Arthrocare Corp. (b)(d)(e)	82,114	30,809
Medtronic PLC (c)	39,900	3,006,066
Stryker Corp. (c)	24,000	2,315,040
Total		5,351,915
Health Care Providers & Services 2.1%
Express Scripts Holding Co. (b)	91,491	7,820,651
Health Net, Inc. (b)	132,501	8,382,013
Total		16,202,664
Pharmaceuticals 1.4%
Johnson & Johnson (c)	23,203	2,349,072
Mylan NV (b)	18,121	929,607
Novartis AG, ADR (c)	31,543	2,688,725
Perrigo Co. PLC (a)	11,972	1,788,497
Zoetis, Inc.	61,032	2,850,195
Total		10,606,096
TOTAL HEALTH CARE		32,177,312
INDUSTRIALS 5.8%
Aerospace & Defense 1.4%
Precision Castparts Corp. (c)	48,713	11,279,008
Air Freight & Logistics 1.2%
TNT Express NV	546,966	4,455,584
United Parcel Service, Inc., Class B (c)	45,110	4,646,781
Total		9,102,365
Airlines 0.9%
United Continental Holdings, Inc. (b)	124,428	6,934,372

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 0.4%
Republic Services, Inc.	65,921	$2,895,910
Construction & Engineering 0.2%
HC2 Holdings, Inc. (b)	217,875	1,363,898
Electrical Equipment 0.3%
Emerson Electric Co. (c)	42,853	2,142,650
Marine 0.9%
Kirby Corp. (b)(c)	107,102	6,918,789
Trading Companies & Distributors 0.4%
NOW, Inc. (b)(c)	193,102	3,549,215
Transportation Infrastructure 0.1%
Ansaldo STS SpA	113,560	1,172,822
TOTAL INDUSTRIALS		45,359,029
INFORMATION TECHNOLOGY 9.2%
Communications Equipment 1.2%
Cisco Systems, Inc.	127,842	3,483,694
Harris Corp.	16,932	1,407,557
QUALCOMM, Inc. (c)	90,601	4,420,423
Total		9,311,674
Internet Software & Services 1.3%
Yahoo!, Inc. (b)(c)	309,614	10,468,049
Semiconductors & Semiconductor Equipment 2.8%
Altera Corp.	86,345	4,559,016
Avago Technologies Ltd. (a)	19,913	2,597,651
Broadcom Corp., Class A (c)	105,244	5,749,479
KLA-Tencor Corp. (a)	36,608	2,433,334
NXP Semiconductors NV (b)	8,452	789,924
PMC - Sierra, Inc. (b)	452,042	5,347,657
Total		21,477,061
Software 2.8%
Microsoft Corp.	85,224	4,631,925
Oracle Corp.	168,957	6,584,254
Solera Holdings, Inc.	75,061	4,033,778

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A (b)	109,232	$6,707,937
Total		21,957,894
Technology Hardware, Storage & Peripherals 1.1%
EMC Corp. (c)	120,975	3,065,506
Hewlett Packard Enterprise Co. (b)(c)	225,232	3,346,948
NCR Corp. (b)	32,626	884,491
Silicon Graphics International Corp. (b)	198,566	1,163,597
Total		8,460,542
TOTAL INFORMATION TECHNOLOGY		71,675,220
MATERIALS 2.8%
Chemicals 2.3%
Cytec Industries, Inc. (c)	135,022	10,109,097
Mosaic Co. (The)	249,185	7,884,213
Total		17,993,310
Metals & Mining 0.5%
Steel Dynamics, Inc.	228,666	3,976,502
TOTAL MATERIALS		21,969,812
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.0%
Frontier Communications Corp. (c)	374,719	1,869,848
Verizon Communications, Inc.	126,927	5,768,832
Total		7,638,680
Wireless Telecommunication Services 0.1%
NII Holdings, Inc. (b)	110,020	760,238
TOTAL TELECOMMUNICATION SERVICES		8,398,918
UTILITIES 0.2%
Electric Utilities 0.1%
NextEra Energy, Inc.	3,611	360,594
Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc. (b)	48,841	787,317
TOTAL UTILITIES		1,147,911
Total Common Stocks (Cost: $370,603,494)		$342,613,992

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(h) 3.4%
Banking 0.1%
Ally Financial, Inc.
03/15/20	8.000%	$130,000		$150,956
Wells Fargo Capital X Junior Subordinated
12/15/36	5.950%		593,000	600,413
Total				751,369
Chemicals 0.2%
LSB Industries, Inc.
08/01/19	7.750%		2,281,000	1,961,660
Consumer Products 0.3%
Visant Corp.
10/01/17	10.000%		2,298,000	2,357,748
Electric 0.2%
Energy Future Intermediate Holding Co. LLC/Finance, Inc. (g)(i)
03/01/22	0.000%		1,587,594	1,692,772
Food and Beverage 0.5%
Bumble Bee Holdings, Inc. (g)
12/15/17	9.000%		145,000	148,081
U.S. Foods, Inc. (c)
06/30/19	8.500%		3,434,000	3,558,311
Total				3,706,392
Gaming 0.5%
Pinnacle Entertainment, Inc.
05/15/20	8.750%		1,810,000	1,891,450
04/01/22	7.750%		1,519,000	1,669,001
Total				3,560,451
Independent Energy —%
Southern Pacific Resource Corp. (g)(i)
01/25/18	8.750%	CAD	1,734,000	32,461
Media and Entertainment 0.4%
LIN Television Corp.
01/15/21	6.375%		1,333,000	1,396,318
Univision Communications, Inc. (g)
05/15/21	8.500%		1,359,000	1,413,360
Total				2,809,678

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
Oil Field Services 0.5%
Archrock, Inc.
12/01/18	7.250%	$4,142,000	$4,216,970
Property & Casualty 0.1%
Ambac Assurance Corp. (g)(j)
08/28/39	0.000%	756,000	491,400
Technology 0.5%
Audatex North America, Inc. (c)(g)
11/01/23	6.125%	4,263,000	4,294,972
Wirelines 0.1%
Frontier Communications Corp. (g)
09/15/25	11.000%	715,000	700,700
Total Corporate Bonds & Notes (Cost: $28,435,378)			$26,576,573

Convertible Bonds —%
Oil Field Services —%
Cal Dive International, Inc. (i)
07/15/17	5.000%	1,749,000	8,745
Total Convertible Bonds (Cost: $1,188,794)			$8,745

		Shares	Value

Exchange-Traded Funds 0.2%
Consumer Staples Select Sector SPDR Fund		17,486	$864,158
SPDR S&P 500 ETF Trust		3,263	680,956
Total Exchange-Traded Funds (Cost: $1,514,706)			$1,545,114

Issuer		Shares	Value

Limited Partnerships 0.1%

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
CNX Coal Resources LP		84,884	$987,201
Total			987,201
TOTAL ENERGY			987,201
Total Limited Partnerships (Cost: $1,279,438)			$987,201

	Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 12.3%
	UNITED STATES 12.3%
	U.S. Treasury Bills
	12/03/15	0.072%	$8,950,000	$8,950,000
	01/28/16	0.080%	53,038,000	53,031,177
	02/04/16	0.130%	11,167,000	11,164,309
	02/11/16	0.140%	9,210,000	9,207,393
	03/03/16	0.210%	2,220,000	2,218,777
	03/31/16	0.210%	3,532,000	3,529,520
	04/07/16	0.210%	1,405,000	1,403,938
	06/02/16	0.410%	5,681,000	5,669,153
	Total			95,174,267
Total Treasury Bills (Cost: $95,168,292)				$95,174,267

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Calls 0.1%
AbbVie, Inc.
	312	70.00	01/15/16	$2,340
Applied Materials, Inc.
	222	22.00	01/15/16	333
Avago Technologies Ltd.
	126	120.00	01/15/16	185,220
B/E Aerospace, Inc.
	683	55.00	01/15/16	1,708
	312	50.00	01/15/16	10,140
DISH Network Corp., Class A
	83	70.00	01/15/16	5,187
Dynegy, Inc.
	302	30.00	12/18/15	755
Frontier Communications Corp.
	798	6.00	01/15/16	1,995
Molson Coors Brewing Co., Class B
	83	97.50	12/18/15	2,490
NCR Corp.
	155	25.00	01/15/16	41,850
PMC - Sierra, Inc.
	17	12.00	12/18/15	43
Staples, Inc.
	1,458	16.00	03/18/16	61,965
Total Options Purchased Calls (Cost: $547,469)				$314,026

Options Purchased Puts —%
Altera Corp.
	104	45.00	02/19/16	4,160
Axis Capital Holdings Ltd.
	65	50.00	12/18/15	1,138
DISH Network Corp., Class A
	151	55.00	12/18/15	2,643
KLA-Tencor Corp.
	165	65.00	01/15/16	25,162

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts (continued)
Kraft Heinz Co. (The)
	83	75.00	12/18/15	$17,637
Lam Research Corp.
	21	75.00	12/18/15	1,838
	65	75.00	01/15/16	12,025
Media General, Inc.
	87	15.00	12/18/15	3,697
Office Depot, Inc.
	530	6.00	04/15/16	42,400
SPDR S&P 500 ETF Trust
	84	186.00	01/15/16	5,502
Visteon Corp.
	288	90.00	12/18/15	1,440
Total Options Purchased Puts (Cost: $294,662)				$117,642

			Shares	Value

Money Market Funds 35.3%
Columbia Short-Term Cash Fund, 0.184% (k)(l)(m)			273,709,166	273,709,166
JPMorgan Prime Money Market Fund, Agency Shares, 0.010% (c)(k)			391,279	391,279
Total Money Market Funds (Cost: $274,100,445)				$274,100,445
Total Investments
(Cost: $773,132,678) (n)				$741,438,005

Issuer			Shares	Value

Investments Sold Short (13.8)%

Common Stocks (10.8)%
CONSUMER DISCRETIONARY (1.8)%
Household Durables (0.3)%
Jarden Corp. (b)			(47,324)	$(2,209,084)
Media (0.6)%
Comcast Corp., Class A			(54,041)	(3,298,663)
Nexstar Broadcasting Group, Inc., Class A			(29,368)	(1,720,671)
Total				(5,019,334)
Multiline Retail (0.6)%
Dillard’s, Inc., Class A			(1,486)	(111,450)
JCPenney Co., Inc. (b)			(445,460)	(3,550,316)
Kohl’s Corp.			(6,728)	(317,091)
Nordstrom, Inc.			(10,202)	(574,475)
Total				(4,553,332)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (0.3)%
Pep Boys-Manny, Moe & Jack (The) (b)	(1,500)	$(23,295)
Staples, Inc.	(30,619)	(369,571)
Tiffany & Co.	(26,991)	(2,150,643)
Total		(2,543,509)
TOTAL CONSUMER DISCRETIONARY		(14,325,259)
CONSUMER STAPLES (1.5)%
Beverages (0.6)%
Molson Coors Brewing Co., Class B	(46,318)	(4,262,646)
SABMiller PLC	(918)	(55,739)
Total		(4,318,385)
Food & Staples Retailing (0.9)%
Kroger Co.	(116,798)	(4,398,613)
SYSCO Corp.	(67,268)	(2,764,715)
Total		(7,163,328)
TOTAL CONSUMER STAPLES		(11,481,713)
ENERGY (0.8)%
Energy Equipment & Services (0.6)%
Schlumberger Ltd.	(54,209)	(4,182,225)
Oil, Gas & Consumable Fuels (0.2)%
Suncor Energy, Inc.	(39,817)	(1,100,189)
Synergy Resources Corp. (b)	(47,883)	(545,387)
Total		(1,645,576)
TOTAL ENERGY		(5,827,801)
FINANCIALS (1.4)%
Insurance (1.0)%
ACE Ltd.	(43,889)	(5,040,652)
First American Financial	(58,881)	(2,322,266)
Total		(7,362,918)
Real Estate Investment Trusts (REITs) (0.4)%
American Tower Corp.	(29,274)	(2,909,250)
Thrifts & Mortgage Finance —%
Bofi Holding, Inc. (b)	(13,468)	(269,764)
TOTAL FINANCIALS		(10,541,932)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (1.4)%
Health Care Equipment & Supplies (0.6)%
Inogen, Inc. (b)	(50,907)	$(1,947,193)
Zeltiq Aesthetics, Inc. (b)	(83,134)	(2,525,611)
Total		(4,472,804)
Health Care Providers & Services (0.6)%
Centene Corp. (b)	(82,416)	(4,759,524)
Health Care Technology (0.2)%
Veeva Systems Inc., Class A (b)	(63,332)	(1,827,761)
TOTAL HEALTH CARE		(11,060,089)
INDUSTRIALS (0.2)%
Aerospace & Defense (0.1)%
General Dynamics Corp.	(1,511)	(221,301)
Lockheed Martin Corp.	(965)	(211,489)
Northrop Grumman Corp.	(1,117)	(208,164)
Raytheon Co.	(1,973)	(244,711)
Rockwell Collins, Inc.	(2,426)	(224,842)
Total		(1,110,507)
Commercial Services & Supplies (0.1)%
Healthcare Services Group, Inc.	(14,824)	(547,599)
TOTAL INDUSTRIALS		(1,658,106)
INFORMATION TECHNOLOGY (3.4)%
Communications Equipment (0.1)%
Arista Networks, Inc. (b)	(12,635)	(928,925)
Internet Software & Services (1.4)%
Alibaba Group Holding Ltd., ADR (b)	(125,305)	(10,535,645)
IT Services (0.5)%
Booz Allen Hamilton Holdings	(4,216)	(128,377)
International Business Machines Corp.	(8,041)	(1,121,076)
Leidos Holdings, Inc.	(2,556)	(148,069)
Syntel, Inc. (b)	(54,620)	(2,645,247)
Total		(4,042,769)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (1.0)%
Avago Technologies Ltd.	(24,683)	$(3,219,897)
Freescale Semiconductor Ltd. (b)	(23,969)	(932,634)
Intel Corp.	(45,069)	(1,567,049)
Lam Research Corp.	(6,798)	(531,604)
Microsemi Corp. (b)	(32,852)	(1,183,000)
Total		(7,434,184)
Software (0.4)%
Electronic Arts, Inc. (b)	(27,233)	(1,846,125)
Paycom Software, Inc. (b)	(31,787)	(1,385,913)
Total		(3,232,038)
TOTAL INFORMATION TECHNOLOGY		(26,173,561)
TELECOMMUNICATION SERVICES (0.2)%
Diversified Telecommunication Services (0.1)%
CenturyLink, Inc.	(31,288)	(842,586)
Wireless Telecommunication Services (0.1)%
T-Mobile USA, Inc. (b)	(20,797)	(738,293)
TOTAL TELECOMMUNICATION SERVICES		(1,580,879)
UTILITIES (0.1)%
Electric Utilities (0.1)%
Exelon Corp.	(4,009)	$(109,486)
Hawaiian Electric Industries, Inc.	(14,999)	(428,672)
Pepco Holdings, Inc.	(5,214)	(133,843)
Total		(672,001)
Independent Power and Renewable Electricity Producers —%
Calpine Corp. (b)	(16,020)	(236,775)
NRG Energy, Inc.	(6,119)	(75,631)
Talen Energy Corp. (b)	(12,244)	(95,381)
Total		(407,787)
TOTAL UTILITIES		(1,079,788)
Total Common Stocks (Proceeds: $81,381,710)		$(83,729,128)

Issuer	Coupon Rate	Principal Amount	Value

Investments Sold Short (continued)

Corporate Bonds & Notes (0.1)%
Oil Field Services (0.1)%
Ensco PLC
03/15/21	4.700%	(646,000)	$(564,608)
National Oilwell Varco, Inc.
12/01/22	2.600%	(565,000)	(518,780)
Total			(1,083,388)
Total Corporate Bonds & Notes (Proceeds: $1,207,757)			$(1,083,388)

Issuer		Shares	Value

Exchange-Traded Funds (2.5)%
Consumer Staples Select Sector SPDR Fund		(27,897)	$(1,378,670)
Health Care Select Sector SPDR Fund		(2,307)	(164,051)
Market Vectors Semiconductor ETF		(49,890)	(2,783,862)
SPDR S&P Dividend ETF		(11,541)	(899,159)
SPDR S&P Retail ETF		(17,489)	(779,485)
Technology Select Sector SPDR Fund		(33,173)	(1,458,285)
Vanguard REIT ETF		(42,565)	(3,379,235)
iShares Nasdaq Biotechnology ETF		(3,746)	(1,252,550)
iShares Russell 2000 ETF		(49,406)	(5,883,761)
iShares Russell 2000 Growth ETF		(4,806)	(705,377)
iShares Russell 2000 Value ETF		(3,970)	(388,623)
Total Exchange-Traded Funds (Proceeds: $18,083,418)			$(19,073,058)

Issuer	Shares	Value

Limited Partnerships (0.4)%
ENERGY (0.4)%
Oil, Gas & Consumable Fuels (0.4)%
Alliance Resource Partners	(25,373)	$(435,147)
Energy Transfer Equity LP	(123,165)	(2,332,745)
Total		(2,767,892)
TOTAL ENERGY		(2,767,892)
Total Limited Partnerships (Proceeds: $3,294,313)		$(2,767,892)
Total Investments Sold Short (Proceeds: $103,967,198)		$(106,653,466)
Total Investments, Net of Investments Sold Short		634,784,539(o )
Other Assets & Liabilities, Net		141,850,423
Net Assets		$776,634,962

At November 30, 2015, securities and cash totaling $226,081,992 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/16/2015	6,668,000	AUD	4,839,349	USD	20,909	—
Citi	12/16/2015	34,582,000	AUD	24,459,096	USD	—	(530,599)
Citi	12/16/2015	17,155,000	BRL	4,496,693	USD	82,358	—
Citi	12/16/2015	4,744,000	BRL	1,207,000	USD	—	(13,729)
Citi	12/16/2015	16,237,000	CAD	12,281,777	USD	123,371	—
Citi	12/16/2015	9,732,000	CAD	7,253,450	USD	—	(33,955)
Citi	12/16/2015	1,000,000	CHF	1,025,123	USD	51,931	—
Citi	12/16/2015	1,840,107,000	CLP	2,630,539	USD	45,058	—
Citi	12/16/2015	114,411,000	CLP	160,362	USD	—	(393)
Citi	12/16/2015	4,766,682,000	COP	1,575,902	USD	60,917	—
Citi	12/16/2015	190,123,000	CZK	7,881,739	USD	445,329	—
Citi	12/16/2015	98,458,000	EUR	107,141,273	USD	3,062,208	—
Citi	12/16/2015	16,526,000	GBP	25,217,697	USD	325,824	—
Citi	12/16/2015	1,293,234,000	HUF	4,562,487	USD	167,427	—
Citi	12/16/2015	52,511,128,000	IDR	3,551,898	USD	—	(225,857)
Citi	12/16/2015	767,000	ILS	198,531	USD	374	—
Citi	12/16/2015	17,988,000	ILS	4,584,254	USD	—	(63,012)
Citi	12/16/2015	87,030,000	INR	1,319,489	USD	15,588	—

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/16/2015	197,867,000	INR	2,937,612	USD	—	(26,872)
Citi	12/16/2015	5,814,697,000	JPY	48,183,136	USD	918,969	—
Citi	12/16/2015	1,453,074,000	JPY	11,787,424	USD	—	(23,738)
Citi	12/16/2015	7,085,047,000	KRW	6,126,814	USD	16,959	—
Citi	12/16/2015	28,907,886,000	KRW	24,449,087	USD	—	(479,889)
Citi	12/16/2015	4,001,000	MXN	242,618	USD	1,525	—
Citi	12/16/2015	198,182,000	MXN	11,713,802	USD	—	(228,281)
Citi	12/16/2015	2,590,000	MYR	622,892	USD	15,048	—
Citi	12/16/2015	5,265,000	MYR	1,208,792	USD	—	(26,843)
Citi	12/16/2015	370,496,000	NOK	44,488,605	USD	1,865,156	—
Citi	12/16/2015	73,867,000	NZD	47,384,663	USD	—	(1,186,924)
Citi	12/16/2015	216,789,351	PHP	4,608,089	USD	15,150	—
Citi	12/16/2015	137,812,649	PHP	2,910,450	USD	—	(9,274)
Citi	12/16/2015	47,993,000	PLN	12,584,577	USD	712,172	—
Citi	12/16/2015	396,978,000	SEK	47,145,591	USD	1,601,209	—
Citi	12/16/2015	8,063,000	SEK	924,313	USD	—	(737)
Citi	12/16/2015	1,657,000	SGD	1,185,372	USD	11,237	—
Citi	12/16/2015	11,978,000	SGD	8,453,625	USD	—	(33,861)
Citi	12/16/2015	710,000	TRY	243,418	USD	805	—
Citi	12/16/2015	46,912,000	TRY	15,271,890	USD	—	(758,335)
Citi	12/16/2015	216,787,000	TWD	6,669,495	USD	29,852	—
Citi	12/16/2015	16,064,000	TWD	490,323	USD	—	(1,678)
Citi	12/16/2015	27,613,301	USD	38,855,000	AUD	464,156	—
Citi	12/16/2015	1,737,845	USD	2,395,000	AUD	—	(7,166)
Citi	12/16/2015	2,282,832	USD	9,073,000	BRL	51,839	—
Citi	12/16/2015	187,535	USD	700,000	BRL	—	(7,410)
Citi	12/16/2015	19,833,307	USD	25,969,000	CAD	—	(387,496)
Citi	12/16/2015	777,113	USD	744,000	CHF	—	(53,057)
Citi	12/16/2015	828,386	USD	573,990,000	CLP	—	(21,889)
Citi	12/16/2015	402,409	USD	1,266,405,000	COP	90	—
Citi	12/16/2015	843,745	USD	2,414,019,000	COP	—	(76,503)
Citi	12/16/2015	15,757,093	USD	379,153,000	CZK	—	(927,028)
Citi	12/16/2015	30,966,937	USD	27,540,000	EUR	—	(1,854,649)
Citi	12/16/2015	33,192,962	USD	21,710,000	GBP	—	(492,819)
Citi	12/16/2015	5,822,856	USD	1,644,794,000	HUF	—	(233,019)
Citi	12/16/2015	1,606,280	USD	22,634,696,000	IDR	22,105	—
Citi	12/16/2015	4,581,357	USD	63,004,099,000	IDR	—	(48,715)
Citi	12/16/2015	2,859,739	USD	11,170,000	ILS	26,071	—
Citi	12/16/2015	1,039,867	USD	4,006,000	ILS	—	(4,903)
Citi	12/16/2015	2,281,297	USD	153,000,000	INR	10,980	—
Citi	12/16/2015	5,794,617	USD	382,293,000	INR	—	(67,028)
Citi	12/16/2015	62,992,905	USD	7,576,441,000	JPY	—	(1,408,585)
Citi	12/16/2015	3,154,097	USD	3,686,931,000	KRW	25,361	—
Citi	12/16/2015	26,920,865	USD	30,678,639,000	KRW	—	(464,866)
Citi	12/16/2015	4,317,170	USD	72,478,000	MXN	50,221	—
Citi	12/16/2015	4,671,502	USD	77,235,000	MXN	—	(17,464)
Citi	12/16/2015	607,326	USD	2,691,000	MYR	24,221	—
Citi	12/16/2015	372,529	USD	1,566,000	MYR	—	(5,007)
Citi	12/16/2015	292,307	USD	2,543,000	NOK	251	—
Citi	12/16/2015	28,944,653	USD	244,024,000	NOK	—	(871,082)
Citi	12/16/2015	25,521,146	USD	40,102,000	NZD	848,109	—
Citi	12/16/2015	27,938,864	USD	41,760,000	NZD	—	(479,381)
Citi	12/16/2015	663,076	USD	31,328,000	PHP	645	—
Citi	12/16/2015	5,119,427	USD	238,384,000	PHP	—	(68,981)
Citi	12/16/2015	10,743,220	USD	41,600,000	PLN	—	(452,301)
Citi	12/16/2015	331,252	USD	2,895,000	SEK	885	—
Citi	12/16/2015	45,064,524	USD	376,152,000	SEK	—	(1,909,463)
Citi	12/16/2015	6,498,391	USD	9,289,000	SGD	83,696	—
Citi	12/16/2015	99,400	USD	139,000	SGD	—	(906)
Citi	12/16/2015	9,192,549	USD	27,409,000	TRY	173,338	—
Citi	12/16/2015	14,292,431	USD	41,199,000	TRY	—	(214,386)

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/16/2015	2,088,648	USD	68,829,000	TWD	19,412	—
Citi	12/16/2015	2,923,104	USD	95,009,000	TWD	—	(13,217)
Citi	12/17/2015	4,116,285	USD	56,082,000	ZAR	—	(248,618)
Citi	12/17/2015	232,846,000	ZAR	16,662,491	USD	604,383	—
Citi	03/16/2016	76,000	CHF	75,282	USD	935	—
Citi	03/16/2016	32,777,000	CLP	45,746	USD	140	—
Citi	03/16/2016	5,025,000	EUR	5,370,171	USD	43,898	—
Citi	03/16/2016	78,365,000	JPY	641,125	USD	2,665	—
Citi	03/16/2016	634,000	NZD	410,504	USD	—	(3,948)
Citi	03/16/2016	28,906	USD	111,000	BRL	—	(1,160)
Citi	03/16/2016	33,021	USD	834,000	CZK	—	(243)
Citi	03/16/2016	10,530	USD	7,000	GBP	15	—
Citi	03/16/2016	139,783	USD	40,995,000	HUF	—	(478)
Citi	03/16/2016	72,107	USD	1,014,893,000	IDR	—	(758)
Citi	03/16/2016	389,781	USD	1,506,000	ILS	28	—
Citi	03/16/2016	31,754	USD	2,144,000	INR	—	(53)
Citi	03/16/2016	652,987	USD	756,807,000	KRW	—	(2,470)
Citi	03/16/2016	1,104,484	USD	18,320,000	MXN	—	(7,107)
Citi	03/16/2016	34,299	USD	145,000	MYR	—	(336)
Citi	03/16/2016	663,662	USD	5,741,000	NOK	—	(3,712)
Citi	03/16/2016	40,249	USD	1,911,000	PHP	—	(22)
Citi	03/16/2016	602,367	USD	2,412,000	PLN	—	(6,675)
Citi	03/16/2016	292,047	USD	2,534,000	SEK	—	(437)
Citi	03/16/2016	153,662	USD	218,000	SGD	342	—
Citi	03/16/2016	141,772	USD	419,000	TRY	—	(2,177)
Citi	03/16/2016	142,989	USD	4,640,000	TWD	—	(796)
Citi	03/16/2016	522,637	USD	7,459,000	ZAR	—	(16,372)
Goldman Sachs International	12/15/2015	7,850	AUD	5,531	USD	—	(142)
Goldman Sachs International	12/15/2015	1,873,900	CAD	1,434,133	USD	30,940	—
Goldman Sachs International	12/15/2015	185,900	CAD	138,717	USD	—	(486)
Goldman Sachs International	12/15/2015	5,781,800	EUR	6,403,368	USD	291,703	—
Goldman Sachs International	12/15/2015	1,410,100	GBP	2,172,700	USD	48,785	—
Goldman Sachs International	12/15/2015	4,007,600	HKD	517,121	USD	209	—
Goldman Sachs International	12/15/2015	3,596	USD	5,050	AUD	53	—
Goldman Sachs International	12/15/2015	2,042	USD	2,800	AUD	—	(19)
Goldman Sachs International	12/15/2015	16,166	USD	21,600	CAD	9	—
Goldman Sachs International	12/15/2015	1,600,302	USD	2,114,100	CAD	—	(17,242)
Goldman Sachs International	12/15/2015	367,772	USD	327,300	EUR	—	(21,799)
Goldman Sachs International	12/15/2015	2,157,546	USD	1,410,100	GBP	—	(33,632)
Goldman Sachs International	12/15/2015	517,191	USD	4,007,600	HKD	—	(280)
Total						12,414,861	(14,100,260)

Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	761	JPY	91,789,829	12/2015	256,289	—
3MO EURO EURIBOR	359	EUR	95,043,435	03/2016	98,433	—
3MO EURO EURIBOR	345	EUR	91,355,231	06/2016	99,189	—
3MO EURO EURIBOR	360	EUR	95,336,706	09/2016	120,043	—
3MO EURO EURIBOR	364	EUR	96,396,003	12/2016	148,547	—
3MO EURO EURIBOR	365	EUR	96,646,366	03/2017	170,456	—
3MO EURO EURIBOR	374	EUR	99,004,730	06/2017	189,209	—
3MO EURO EURIBOR	221	EUR	58,482,364	09/2017	115,461	—
90DAY EURO$ FUTR	44	USD	10,930,150	03/2016	—	(18,649)
90DAY EURO$ FUTR	83	USD	20,586,075	06/2016	—	(28,887)
90DAY EURO$ FUTR	101	USD	25,008,862	09/2016	—	(26,875)
90DAY EURO$ FUTR	107	USD	26,451,738	12/2016	—	(2,260)
90DAY EURO$ FUTR	110	USD	27,154,875	03/2017	15,163	—
90DAY EURO$ FUTR	106	USD	26,130,325	06/2017	23,160	—
90DAY EURO$ FUTR	102	USD	25,112,400	09/2017	2,197	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY STERLING	155	GBP	29,002,665	03/2016	61,264	—
90DAY STERLING	175	GBP	32,725,177	06/2016	80,437	—
90DAY STERLING	208	GBP	38,860,967	09/2016	89,266	—
90DAY STERLING	191	GBP	35,648,873	12/2016	99,813	—
90DAY STERLING	182	GBP	33,934,819	03/2017	101,795	—
90DAY STERLING	174	GBP	32,407,145	06/2017	99,291	—
90DAY STERLING	170	GBP	31,630,149	09/2017	65,633	—
AMSTERDAM IDX FUT	80	EUR	7,940,182	12/2015	110,857	—
CAC40 10 EURO FUT	115	EUR	6,021,699	12/2015	72,622	—
COCOA FUTURE	65	USD	2,170,350	03/2016	27,283	—
COCOA FUTURE - ICE	55	GBP	1,889,476	03/2016	1,192	—
COTTON NO.2 FUTR	7	USD	219,240	03/2016	1,981	—
DAX INDEX FUTURE	34	EUR	10,218,658	12/2015	456,016	—
DJIA MINI e-CBOT	101	USD	8,945,570	12/2015	—	(2,003)
EURO BUXL 30Y BND	82	EUR	13,527,513	12/2015	12,646	—
Euro CHF 3MO ICE	44	CHF	10,809,156	03/2016	22,578	—
Euro CHF 3MO ICE	41	CHF	10,075,157	06/2016	22,664	—
Euro CHF 3MO ICE	41	CHF	10,075,157	09/2016	24,859	—
EURO STOXX 50	232	EUR	8,591,440	12/2015	183,930	—
EURO-BUND FUTURE	159	EUR	26,594,719	12/2015	435,980	—
FTSE 100 IDX FUT	9	GBP	861,074	12/2015	7,983	—
FTSE/JSE TOP 40	155	ZAR	4,984,211	12/2015	—	(200,573)
FTSE/MIB IDX FUT	14	EUR	1,678,710	12/2015	32,640	—
HANG SENG IDX FUT	5	HKD	706,427	12/2015	—	(19,835)
IBEX 35 INDX FUTR	2	EUR	219,226	12/2015	3,673	—
JPN 10Y BOND (OSE)	13	JPY	15,685,540	12/2015	5,336	—
JPN YEN CURR FUT	218	USD	22,139,262	12/2015	—	(471,582)
KOSPI2 INX FUT	36	KRW	3,805,794	12/2015	—	(25,014)
LONG GILT FUTURE	94	GBP	16,667,425	03/2016	52,628	—
NASDAQ 100 E-MINI	124	USD	11,578,500	12/2015	31,975	—
NEW ZEALAND $ FUT	78	USD	5,132,400	12/2015	—	(140,212)
Russell 2000 Mini	28	USD	3,348,520	12/2015	43,326	—
S&P MID 400 EMINI	5	USD	730,050	12/2015	6,881	—
S&P500 EMINI FUT	77	USD	8,007,230	12/2015	—	(32,791)
SPI 200 FUTURES	17	AUD	1,593,969	12/2015	—	(7,465)
SUGAR #11 (WORLD)	10	USD	167,216	02/2016	3,880	—
TOPIX INDX FUTR	57	JPY	7,325,264	12/2015	11,161	—
US 10YR NOTE (CBT)	25	USD	3,160,938	03/2016	6,563	—
US 2YR NOTE (CBT)	45	USD	9,789,609	03/2016	—	(2,637)
US 5YR NOTE (CBT)	127	USD	15,072,320	03/2016	13,913	—
Total			1,369,370,886		3,428,213	(978,783)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUDUSD Crncy Fut	(103)	USD	(7,444,840)	12/2015	—	(234,120)
AUST 10Y BOND FUT	(38)	AUD	(3,485,837)	12/2015	—	(16,038)
AUST 3YR BOND FUT	(537)	AUD	(43,217,229)	12/2015	—	(39,230)
BANK ACCEPT FUTR	(30)	CAD	(5,570,313)	03/2016	151	—
BANK ACCEPT FUTR	(23)	CAD	(4,270,574)	06/2016	—	(1,298)
BRENT CRUDE FUTR	(111)	USD	(4,951,710)	12/2015	476,118	—
C$ CURRENCY FUT	(177)	USD	(13,251,990)	12/2015	72,214	—
CAN 10YR BOND FUT	(42)	CAD	(4,365,899)	03/2016	—	(17,553)
COFFEE ‘C’ FUTURE	(31)	USD	(1,390,931)	03/2016	58,434	—
COPPER FUTURE	(73)	USD	(3,738,512)	03/2016	54,620	—
CORN FUTURE	(414)	USD	(7,705,575)	03/2016	—	(15,759)
EURO FX CURR FUT	(319)	USD	(42,171,800)	12/2015	897,288	—
GASOLINE RBOB FUT	(56)	USD	(3,073,829)	12/2015	—	(27,283)
GOLD 100 OZ FUTR	(136)	USD	(14,488,080)	02/2016	162,457	—
H-SHARES IDX FUT	(12)	HKD	(758,372)	12/2015	30,478	—
KC HRW WHEAT FUT	(28)	USD	(661,850)	03/2016	21,491	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
LEAN HOGS FUTURE	(86)	USD	(1,953,920)	02/2016	20,021	—
LME COPPER FUTURE	(54)	USD	(6,190,088)	03/2016	—	(81,707)
LME NICKEL FUTURE	(20)	USD	(1,068,840)	03/2016	—	(56,809)
LME PRI ALUM FUTR	(27)	USD	(976,725)	03/2016	—	(417)
LME ZINC FUTURE	(34)	USD	(1,329,825)	03/2016	6,153	—
Low Su Gasoil G	(140)	USD	(5,964,000)	01/2016	371,341	—
MSCI SING IX ETS	(180)	SGD	(4,068,200)	12/2015	56,265	—
NATURAL GAS FUTR	(115)	USD	(2,570,250)	12/2015	278,762	—
NY Harb ULSD Fut	(104)	USD	(5,915,146)	12/2015	559,798	—
PLATINUM FUTURE	(53)	USD	(2,207,185)	01/2016	170,865	—
S&P/TSX 60 IX FUT	(57)	CAD	(6,754,892)	12/2015	—	(100,377)
SGX Nifty 50	(83)	USD	(1,324,597)	12/2015	—	(16,300)
SILVER FUTURE	(55)	USD	(3,873,650)	03/2016	3,734	—
SOYBEAN FUTURE	(145)	USD	(6,387,250)	01/2016	54,951	—
SOYBEAN MEAL FUTR	(32)	USD	(912,960)	01/2016	56,468	—
SOYBEAN OIL FUTR	(73)	USD	(1,288,596)	01/2016	—	(45,911)
US LONG BOND (CBT)	(50)	USD	(7,700,000)	03/2016	—	(22,889)
WHEAT FUTURE (CBT)	(161)	USD	(3,827,775)	03/2016	168,992	—
WTI CRUDE FUTURE	(53)	USD	(2,207,450)	12/2015	162,678	—
Total			(227,068,690)		3,683,279	(675,691)

Open Options Contracts Written at November 30, 2015

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
ACE Ltd.	Call	29	115.00	7,875	12/2015	4,712
Avago Technologies Ltd.	Call	139	130.00	70,466	01/2016	120,930
Cablevision Systems Corp., Class A	Call	47	30.00	4,675	12/2015	4,230
CONSOL Energy, Inc.	Call	11	9.00	360	12/2015	214
CONSOL Energy, Inc.	Call	6	8.00	446	12/2015	309
DISH Network Corp., Class A	Call	83	75.00	2,144	01/2016	1,868
Energy Transfer Equity LP	Call	12	20.00	1,505	12/2015	600
KLA-Tencor Corp.	Call	83	67.50	9,035	12/2015	6,018
KLA-Tencor Corp.	Call	83	67.50	11,746	12/2015	6,018
Macy’s, Inc.	Call	281	75.00	17,424	01/2016	562
Microsemi Corp.	Put	15	30.00	439	12/2015	375
Microsemi Corp.	Call	20	35.00	2,544	12/2015	3,300
Molson Coors Brewing Co., Class B	Put	83	85.00	3,685	12/2015	2,282
Nexstar Broadcasting Group, Inc., Class A	Call	53	60.00	8,381	12/2015	6,890
PEP Boys-Manny, Moe & Jack (The)	Call	305	15.00	1,360	12/2015	16,012
PEP Boys-Manny, Moe & Jack (The)	Call	3	15.00	28	01/2016	158
PEP Boys-Manny, Moe & Jack (The)	Call	166	15.00	740	01/2016	8,715
Perrigo Co. PLC	Call	34	155.00	6,775	12/2015	5,185
Perrigo Co. PLC	Call	34	150.00	13,575	12/2015	11,900
SPDR S&P 500 ETF Trust	Put	84	180.00	7,147	01/2016	3,318
Staples, Inc.	Call	82	22.00	4,425	01/2016	205
Staples, Inc.	Call	41	22.00	2,227	01/2016	102
T-Mobile USA, Inc.	Put	111	36.00	6,127	12/2015	15,706
Total						219,609

Total Return Swap Contracts Outstanding at November 30, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	08/27/2016	GBP	4,573	—	—	(6)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	08/27/2016	GBP	779,783	—	—	(1,114)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	08/31/2016	GBP	13,089	—	—	(19)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	08/31/2016	GBP	550,705	—	—	(787)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	09/01/2016	GBP	75,568	—	—	(108)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	09/10/2016	GBP	886,425	—	—	(1,266)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	09/13/2016	GBP	103,666	—	—	(148)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	09/21/2016	GBP	2,535	—	—	(4)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	10/27/2016	GBP	54,953	—	—	(78)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/10/2016	GBP	222,838	—	—	(777)
Goldman Sachs	Total return on BG Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/12/2016	GBP	76,863	—	7,482	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on Royal Dutch Shell PLC, Class B shares	11/12/2016	GBP	55,886	—	—	(3,782)
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	11/15/2016	GBP	248,039	—	—	(5,479)
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	11/16/2016	GBP	6,078	—	—	(61)
Goldman Sachs	Total return on BG Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/16/2016	GBP	80,025	—	3,098	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on Royal Dutch Shell PLC, Class B shares	11/16/2016	GBP	57,903	—	—	(993)
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	11/18/2016	GBP	67,404	—	—	(769)
Goldman Sachs	Total return on BG Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/18/2016	GBP	83,418	—	—	(1,279)
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on Royal Dutch Shell PLC, Class B shares	11/18/2016	GBP	60,172	—	1,901	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on Royal Dutch Shell PLC, Class B shares	11/19/2016	GBP	10,078	—	—	(48)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/19/2016	GBP	175,311	—	—	(372)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on Hellermanntyton Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/19/2016	GBP	1,137	—	1	—
Goldman Sachs	Total return on BG Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/19/2016	GBP	14,008	—	244	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on Royal Dutch Shell PLC, Class B shares	11/22/2016	GBP	9,964	—	—	(245)
Goldman Sachs	Total return on BG Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/22/2016	GBP	13,770	—	650	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on Royal Dutch Shell PLC, Class B shares	11/23/2016	GBP	14,463	—	—	(137)
Goldman Sachs	Total return on BG Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	11/23/2016	GBP	19,763	—	945	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	11/26/2016	GBP	36,974	—	—	(52)
Total						—	14,321	(17,524)

Total Return Swap Contracts on Futures at November 30, 2015

		Expiration	Trading	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount ($)	Appreciation ($)	(Depreciation) ($)
Barclays	EURO-BOBL	12/2015	EUR	97,679,426	627,557	—
Barclays	EURO-BUND	12/2015	EUR	8,195,857	38,513	—
Barclays	EURO-SCHATZ	12/2015	EUR	216,246,966	238,699	—
Barclays	LONG GILT	03/2016	GBP	5,142,078	13,529	—
Citi	COCOA (LIFFE)	03/2016	GBP	68,708	—	(269)
Citi	COFFEE	03/2016	USD	(403,819)	10,294	—
Citi	COPPER	03/2016	USD	(1,690,012)	25,278	—
Citi	GASOLINE RBOB	12/2015	USD	(329,339)	12,343	—
Citi	LME PRI ALUM	03/2016	USD	(1,338,475)	26,900	—
Citi	SOYBEAN	01/2016	USD	(4,008,550)	—	(6,368)
Citi	SOYBEAN MEAL (CBT)	01/2016	USD	(1,768,860)	26,293	—
Citi	SOYBEAN OIL	01/2016	USD	(917,904)	—	(33,509)
Citi	WHEAT KCBT	03/2016	USD	(70,912)	4,721	—
Citi	WTI CRUDE	12/2015	USD	(583,100)	52,920	—
Deutsche Bank	COCOA (LIFFE)	03/2016	GBP	343,541	—	(1,333)
Deutsche Bank	PLATINUM	01/2016	USD	(957,835)	166,014	—
Deutsche Bank	SOYBEAN	01/2016	USD	(836,950)	—	(4,162)
Deutsche Bank	SOYBEAN MEAL (CBT)	01/2016	USD	(1,455,030)	37,923	—
Deutsche Bank	WHEAT	03/2016	USD	(546,825)	15,766	—
Deutsche Bank	WHEAT KCBT	03/2016	USD	(590,938)	34,531	—
JPMorgan	HANG SENG INDEX	12/2015	HKD	565,142	—	(16,652)
JPMorgan	MSCI TAIWAN INDEX	12/2015	USD	734,400	—	(10,618)
JPMorgan	SGX CNX NIFTY ETS	12/2015	USD	(271,303)	—	(3,211)
JPMorgan	SWISS MKT IX	12/2015	CHF	1,400,710	18,055	—
JPMorgan	TAIEX	12/2015	TWD	152,509	203	—
Total					1,349,539	(76,122)

Notes to Consolidated Portfolio of Investments

(a)	At November 30, 2015, securities valued at $6,444,018 were held to cover open call options written.
(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts and securities sold short.

(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $352,950, which represents 0.05% of net assets.  Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Arthrocare Corp.	06-09-2014	—
Safeway, Inc. Casa Ley CVR	06-23-2014 - 01-29-2015	49,139
Safeway, Inc. PDC CVR	06-23-2014 - 01-29-2015	2,169
Trius Therapeutics, Inc.	08-01-2013 - 08-08-2013	24,524

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $352,950, which represents 0.05% of net assets.

(f)	Negligible market value.
(g)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At November 30, 2015, the value of these securities amounted to $8,790,383 or 1.13% of net assets.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2015, the value of these securities amounted to $1,733,978, which represents 0.22% of net assets.

(j)	Zero coupon bond.
(k)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	300,974,302	211,795,533	(239,060,669)	273,709,166	117,642	273,709,166

(m)	At November 30, 2015, cash or short-term securities were designated to cover open put and/or call options written.
(n)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $773,133,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,198,000
Unrealized Depreciation	(48,893,000)
Net Unrealized Depreciation	$(31,695,000)

(o)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona

SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Consolidated Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	42,809,762	—	—	42,809,762
Consumer Staples	8,750,775	1,145,019	305,504	10,201,298
Energy	35,007,849	—	—	35,007,849
Financials	73,866,881	—	—	73,866,881
Health Care	32,129,866	—	47,446	32,177,312
Industrials	39,730,623	5,628,406	—	45,359,029
Information Technology	71,675,220	—	—	71,675,220
Materials	21,969,812	—	—	21,969,812
Telecommunication Services	7,638,680	760,238	—	8,398,918
Utilities	1,147,911	—	—	1,147,911
Total Common Stocks	334,727,379	7,533,663	352,950	342,613,992
Corporate Bonds & Notes	—	26,576,573	—	26,576,573
Convertible Bonds	—	8,745	—	8,745
Exchange-Traded Funds	1,545,114	—	—	1,545,114
Limited Partnerships
Energy	987,201	—	—	987,201
Treasury Bills	95,174,267	—	—	95,174,267
Options Purchased Calls	314,026	—	—	314,026
Options Purchased Puts	117,642	—	—	117,642
Money Market Funds	391,279	273,709,166	—	274,100,445
Total Investments	433,256,908	307,828,147	352,950	741,438,005
Investments Sold Short
Common Stocks
Consumer Discretionary	(14,325,259)	—	—	(14,325,259)
Consumer Staples	(11,425,974)	(55,739)	—	(11,481,713)
Energy	(5,827,801)	—	—	(5,827,801)
Financials	(10,541,932)	—	—	(10,541,932)
Health Care	(11,060,089)	—	—	(11,060,089)
Industrials	(1,658,106)	—	—	(1,658,106)
Information Technology	(26,173,561)	—	—	(26,173,561)
Telecommunication Services	(1,580,879)	—	—	(1,580,879)
Utilities	(1,079,788)	—	—	(1,079,788)
Total Common Stocks	(83,673,389)	(55,739)	—	(83,729,128)
Corporate Bonds & Notes	—	(1,083,388)	—	(1,083,388)
Exchange-Traded Funds	(19,073,058)	—	—	(19,073,058)
Limited Partnerships
Energy	(2,767,892)	—	—	(2,767,892)
Total Investments Sold Short	(105,514,339)	(1,139,127)	—	(106,653,466)
Total Investments, Net of Investments Sold Short	327,742,569	306,689,020	352,950	634,784,539

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	12,414,861	—	12,414,861
Futures Contracts	7,111,492	—	—	7,111,492
Swap Contracts	—	1,363,860	—	1,363,860
Liabilities
Forward Foreign Currency Exchange Contracts	—	(14,100,260)	—	(14,100,260)
Futures Contracts	(1,654,474)	—	—	(1,654,474)
Options Contracts Written	(219,609)	—	—	(219,609)
Swap Contracts	—	(93,646)	—	(93,646)
Total	332,979,978	306,273,835	352,950	639,606,763

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and options classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Active Portfolios® Multi-Manager Core Plus Bond Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 35.6%
Aerospace & Defense 0.4%
Embraer Netherlands Finance BV
06/15/25	5.050%	$1,200,000	$1,137,000
Embraer Overseas Ltd. (a)
09/16/23	5.696%	100,000	100,750
Embraer SA
06/15/22	5.150%	1,750,000	1,743,437
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	411,000	420,248
11/15/25	5.000%	398,000	403,970
Lockheed Martin Corp.
09/15/21	3.350%	5,798,000	5,948,568
03/01/25	2.900%	860,000	832,411
01/15/26	3.550%	5,225,000	5,268,420
05/15/46	4.700%	2,730,000	2,795,364
Textron, Inc.
03/01/24	4.300%	690,000	705,913
03/01/25	3.875%	300,000	295,802
TransDigm, Inc.
07/15/21	7.500%	275,000	288,063
07/15/22	6.000%	250,000	245,625
07/15/24	6.500%	979,000	964,315
TransDigm, Inc. (a)
05/15/25	6.500%	409,000	401,843
Total			21,551,729
Airlines 0.6%
American Airlines Pass-Through Trust
01/15/23	4.950%	2,638,202	2,806,519
Continental Airlines Pass-Through Trust
01/02/18	6.900%	433,611	447,400
02/02/19	6.545%	1,985,054	2,124,008
04/19/22	5.983%	2,568,743	2,851,304
Delta Air Lines Pass-Through Trust
01/02/23	6.718%	3,319,043	3,794,065
Guanay Finance Ltd. (a)
12/15/20	6.000%	400,000	403,880
JetBlue Airways Pass-Through Trust (b)
11/15/16	0.812%	5,910,000	5,843,513
Southwest Airlines Co.
03/01/17	5.125%	3,000,000	3,134,358
U.S. Airways Pass-Through Trust
10/01/24	5.900%	3,321,948	3,691,514
06/03/25	4.625%	3,830,379	4,002,746
United Airlines, Inc. Pass-Through Trust
01/15/17	9.750%	1,183,109	1,254,096
Total			30,353,403
Apartment REIT 0.2%
AvalonBay Communities, Inc.
03/15/20	6.100%	1,865,000	2,123,314
09/15/22	2.950%	4,650,000	4,583,073
Mid-America Apartments LP
06/15/24	3.750%	2,100,000	2,043,787

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Apartment REIT (continued)
11/15/25	4.000%	$760,000	$757,710
Post Apartment Homes LP
12/01/22	3.375%	1,000,000	973,251
UDR, Inc.
01/10/22	4.625%	1,000,000	1,071,769
07/01/24	3.750%	1,600,000	1,607,286
Total			13,160,190
Automotive 1.5%
Affinia Group, Inc.
05/01/21	7.750%	400,000	414,000
American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	64,800
11/15/19	7.750%	175,000	193,813
03/15/21	6.250%	131,000	136,895
10/15/22	6.625%	450,000	475,312
American Honda Finance Corp. (a)
10/01/18	7.625%	2,250,000	2,589,739
Daimler Finance North America LLC (a)
01/11/18	1.875%	2,000,000	1,994,160
03/02/20	2.250%	1,500,000	1,472,707
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	1,472,000	1,586,522
Ford Motor Co.
08/01/18	6.500%	1,975,000	2,191,786
02/01/29	6.375%	1,165,000	1,345,468
01/15/43	4.750%	2,500,000	2,394,377
Ford Motor Credit Co. LLC
05/09/16	1.700%	2,500,000	2,506,532
06/12/17	3.000%	1,600,000	1,619,389
10/05/18	2.551%	4,945,000	4,955,439
09/20/22	4.250%	1,100,000	1,141,560
Ford Motor Credit Co. LLC (b)
11/08/16	0.794%	3,690,000	3,668,384
03/27/17	0.956%	6,825,000	6,769,731
Gates Global LLC/Co. (a)
07/15/22	6.000%	600,000	441,000
General Motors Co.
04/01/25	4.000%	1,260,000	1,213,304
04/01/45	5.200%	1,270,000	1,210,161
General Motors Financial Co., Inc.
09/25/17	3.000%	5,000,000	5,038,100
01/15/19	3.100%	13,355,000	13,363,547
Goodyear Tire & Rubber Co. (The)
11/15/23	5.125%	200,000	203,800
Harley-Davidson Financial Services, Inc. (a)
03/15/17	2.700%	1,380,000	1,401,258
Hyundai Capital America (a)
08/09/18	2.875%	1,250,000	1,266,444
02/06/19	2.550%	130,000	129,393
03/19/20	2.600%	680,000	670,864
Hyundai Capital Services, Inc. (a)
07/27/16	4.375%	2,000,000	2,038,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
International Automotive Components Group SA (a)
06/01/18	9.125%	$325,000	$269,750
JB Poindexter & Co., Inc. (a)
04/01/22	9.000%	300,000	313,500
Lear Corp.
01/15/23	4.750%	500,000	508,750
MPG Holdco I, Inc.
10/15/22	7.375%	350,000	367,500
Magna International, Inc.
06/15/24	3.625%	1,100,000	1,079,385
Metalsa SA de CV (a)
04/24/23	4.900%	200,000	175,500
Nemak SAB de CV (a)
02/28/23	5.500%	450,000	455,400
Nissan Motor Acceptance Corp. (a)
09/12/17	1.950%	2,500,000	2,512,295
Omega US Sub LLC (a)
07/15/23	8.750%	250,000	231,250
RCI Banque SA (a)
04/12/16	4.600%	1,120,000	1,132,877
04/03/18	3.500%	4,000,000	4,092,960
Schaeffler Finance BV (a)
05/15/21	4.250%	599,000	600,497
05/15/21	4.750%	704,000	714,560
05/15/23	4.750%	200,000	198,500
Schaeffler Holding Finance BV (a)
PIK
08/15/18	6.875%	400,000	412,500
11/15/19	6.250%	135,000	142,763
11/15/22	6.750%	200,000	216,500
Tenneco, Inc.
12/15/24	5.375%	213,000	218,325
UCI International, Inc. (c)
02/15/19	8.625%	375,000	187,500
ZF North America Capital, Inc. (a)
04/29/25	4.750%	842,000	813,321
Total			77,140,118
Banking 6.8%
ADIB Capital Invest 1 Ltd. Junior Subordinated (a)(b)
12/31/49	6.375%	200,000	200,000
Ally Financial, Inc.
01/30/17	2.750%	425,000	423,938
09/10/18	4.750%	575,000	593,325
03/30/20	4.125%	50,000	50,560
02/13/22	4.125%	250,000	249,375
05/19/22	4.625%	344,000	351,740
09/30/24	5.125%	2,203,000	2,282,749
03/30/25	4.625%	265,000	265,000
Subordinated
11/20/25	5.750%	266,000	267,829

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
American Express Credit Corp.
09/22/17	1.550%	$1,950,000	$1,952,625
Associated Banc-Corp. Subordinated
01/15/25	4.250%	840,000	843,597
BB&T Corp.
02/01/19	2.250%	1,600,000	1,608,099
Subordinated
10/30/26	3.800%	2,500,000	2,547,363
BNP Paribas SA Junior Subordinated (a)(b)
12/31/49	7.375%	1,500,000	1,541,250
Banco Bradesco SA Subordinated (a)
09/29/19	6.750%	200,000	211,500
Banco Internacional Del Peru SAA/Panama (a)
10/07/20	5.750%	100,000	106,500
Banco Santander SA (a)
11/09/22	4.125%	150,000	150,375
Bangkok Bank PCL/Hong Kong (a)
10/18/20	4.800%	300,000	325,087
Bank of America Corp.
10/14/16	5.625%	650,000	674,799
01/11/18	2.000%	4,000,000	4,015,248
10/19/20	2.625%	4,000,000	3,981,164
01/24/22	5.700%	4,800,000	5,485,570
01/11/23	3.300%	5,782,000	5,777,444
01/22/24	4.125%	3,000,000	3,131,280
04/01/44	4.875%	1,000,000	1,059,768
Subordinated
05/02/17	5.700%	3,740,000	3,936,238
01/22/25	4.000%	795,000	789,007
04/21/25	3.950%	3,270,000	3,229,939
Bank of America NA
Subordinated
06/15/17	6.100%	4,000,000	4,256,960
Bank of America NA (b)
Subordinated
06/15/16	0.617%	3,924,000	3,917,576
Bank of Montreal
04/09/18	1.450%	750,000	746,545
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	800,000	893,007
09/11/24	3.250%	2,960,000	2,983,248
Bank of New York Mellon Corp. (The) (b)
Junior Subordinated
12/29/49	4.500%	4,076,000	3,770,300
Barclays Bank PLC
Subordinated
09/11/24	4.375%	915,000	897,741
Barclays Bank PLC (b)
Junior Subordinated
12/31/49	6.625%	2,157,000	2,130,038

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Burgan Finance No. 1 (Jersey) Ltd. Subordinated (a)
09/29/20	7.875%	$100,000	$100,670
Capital One Bank NA
07/23/21	2.950%	1,050,000	1,043,456
Capital One Bank USA NA Subordinated
02/15/23	3.375%	1,140,000	1,125,918
Capital One Financial Corp.
11/21/18	2.150%	1,150,000	1,146,112
Subordinated
10/29/25	4.200%	930,000	926,778
Citigroup, Inc.
11/15/16	1.300%	750,000	750,635
08/15/17	6.000%	4,000,000	4,302,800
05/15/18	6.125%	1,250,000	1,376,168
09/26/18	2.500%	5,250,000	5,324,524
08/09/20	5.375%	10,000,000	11,227,470
Subordinated
08/25/36	6.125%	1,980,000	2,272,680
Citigroup, Inc. (b)
08/14/17	0.852%	6,620,000	6,585,609
05/15/18	2.062%	2,275,000	2,320,195
Citizens Financial Group, Inc. (a)
Subordinated
09/28/22	4.150%	2,000,000	2,021,484
Citizens Financial Group, Inc. (d)
Subordinated
12/03/25	4.300%	910,000	909,045
Comerica, Inc.
05/23/19	2.125%	645,000	643,042
Subordinated
07/22/26	3.800%	900,000	892,976
Compass Bank
09/29/19	2.750%	1,400,000	1,389,248
Subordinated
04/10/25	3.875%	1,295,000	1,203,846
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Junior Subordinated (a)(b)
12/31/49	11.000%	2,025,000	2,511,000
Discover Bank
02/21/18	2.000%	680,000	676,624
Discover Financial Services
04/27/22	5.200%	2,697,000	2,903,275
11/21/22	3.850%	5,103,000	5,084,588
Fifth Third Bancorp
03/01/19	2.300%	310,000	311,726
07/27/20	2.875%	1,570,000	1,575,581
Fifth Third Bancorp (b)
Junior Subordinated
12/31/49	5.100%	6,085,000	5,484,106
First Horizon National Corp.
12/15/20	3.500%	2,089,000	2,081,406

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Global Bank Corp. (a)
10/30/19	5.125%	$200,000	$202,750
Goldman Sachs Group, Inc. (The)
01/15/16	5.350%	3,020,000	3,037,263
01/18/18	5.950%	4,000,000	4,342,532
04/01/18	6.150%	4,810,000	5,272,217
07/19/18	2.900%	2,200,000	2,256,197
01/24/22	5.750%	3,800,000	4,357,141
01/23/25	3.500%	3,000,000	2,977,110
Goldman Sachs Group, Inc. (The) (b)
11/29/23	2.012%	1,675,000	1,704,022
HBOS PLC (a)
Subordinated
05/21/18	6.750%	5,927,000	6,507,330
11/01/33	6.000%	5,600,000	6,171,922
HSBC Holdings PLC Junior Subordinated (b)
12/31/49	6.375%	2,366,000	2,360,085
HSBC USA, Inc.
01/16/18	1.625%	3,000,000	2,993,097
06/23/24	3.500%	3,600,000	3,635,467
Huntington National Bank (The)
04/01/19	2.200%	1,500,000	1,489,172
ICICI Bank Ltd. (a)
11/16/20	5.750%	100,000	111,619
ICICI Bank Ltd. (a)(b)
Junior Subordinated
04/30/22	6.375%	750,000	770,620
JPMorgan Chase & Co.
01/15/18	6.000%	1,400,000	1,521,472
04/23/19	6.300%	5,000,000	5,668,880
10/15/20	4.250%	2,000,000	2,137,850
10/29/20	2.550%	4,860,000	4,839,768
01/24/22	4.500%	1,000,000	1,084,855
Subordinated
05/01/23	3.375%	1,000,000	994,198
JPMorgan Chase & Co. (b)
Junior Subordinated
12/31/49	6.100%	3,790,000	3,846,850
JPMorgan Chase Bank NA
Subordinated
10/01/17	6.000%	2,605,000	2,804,856
JPMorgan Chase Bank NA (b)
Subordinated
06/13/16	0.666%	6,320,000	6,313,838
JPMorgan Chase Capital XXI Junior Subordinated (b)
02/02/37	1.279%	23,766,000	18,626,602
JPMorgan Chase Capital XXIII Junior Subordinated (b)
05/15/47	1.362%	8,000,000	6,050,000
KeyCorp Capital I Junior Subordinated (b)
07/01/28	1.066%	4,225,000	3,536,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Korea Exchange Bank (a)
06/12/19	2.500%	$200,000	$200,352
Lloyds Bank PLC
05/14/18	1.750%	5,805,000	5,795,863
Lloyds Bank PLC (a)
Subordinated
09/14/20	6.500%	13,201,000	15,465,896
Lloyds Banking Group PLC Subordinated
11/04/24	4.500%	1,725,000	1,757,270
M&T Bank Corp
07/25/19	2.250%	3,000,000	2,990,436
M&T Bank Corp. (b)
01/30/17	0.697%	700,000	698,708
Junior Subordinated
12/31/49	6.875%	4,319,000	4,319,000
MUFG Union Bank NA
09/26/18	2.625%	1,925,000	1,952,529
05/06/19	2.250%	825,000	826,264
Macquarie Bank Ltd. Subordinated (a)
04/07/21	6.625%	5,360,000	6,013,234
Mellon Capital IV Junior Subordinated (b)
06/29/49	4.000%	250,000	198,438
Morgan Stanley
03/22/17	4.750%	4,750,000	4,947,391
08/28/17	6.250%	1,600,000	1,720,752
10/23/24	3.700%	2,000,000	2,033,934
07/23/25	4.000%	700,000	726,800
07/24/42	6.375%	4,300,000	5,414,022
Morgan Stanley (b)
01/05/18	1.064%	2,000,000	2,003,698
PNC Bank NA
06/01/25	3.250%	1,450,000	1,451,375
PNC Funding Corp.
09/19/16	2.700%	2,800,000	2,834,040
Rabobank Capital Funding Trust III Junior Subordinated (a)(b)
12/31/49	5.254%	3,335,000	3,410,038
Royal Bank of Scotland Group PLC
10/21/19	6.400%	1,350,000	1,511,349
Subordinated
05/28/24	5.125%	131,000	134,716
Royal Bank of Scotland Group PLC (b)
Junior Subordinated
12/31/49	8.000%	5,749,000	6,065,195
Santander Issuances SAU Subordinated
11/19/25	5.179%	6,705,000	6,732,490
Santander UK Group Holdings PLC (a)
Subordinated
09/15/25	4.750%	9,612,000	9,619,363
09/15/45	5.625%	3,558,000	3,604,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
State Street Capital Trust IV Junior Subordinated (b)
06/15/37	1.337%	$1,321,000	$1,070,010
State Street Corp. Junior Subordinated
03/15/18	4.956%	4,235,000	4,448,567
SunTrust Banks, Inc.
05/01/19	2.500%	1,770,000	1,783,542
Synovus Financial Corp.
02/15/19	7.875%	131,000	146,720
U.S. Bancorp Subordinated
07/15/22	2.950%	1,988,000	1,991,232
UBS AG
08/14/19	2.375%	3,500,000	3,516,135
Subordinated
07/15/16	5.875%	3,000,000	3,087,096
Vesey Street Investment Trust 1 (b)
09/01/16	4.404%	480,000	491,387
Wells Fargo & Co.
Subordinated
11/17/45	4.900%	1,365,000	1,389,165
Wells Fargo & Co. (b)
Junior Subordinated
12/31/49	5.900%	4,366,000	4,447,862
Westpac Banking Corp.
11/19/19	4.875%	1,200,000	1,315,458
Total			353,566,251
Brokerage/Asset Managers/Exchanges 0.3%
Cantor Fitzgerald LP (a)
10/15/19	7.875%	1,600,000	1,745,854
E*TRADE Financial Corp.
11/15/22	5.375%	135,000	142,763
09/15/23	4.625%	1,547,000	1,589,542
Invesco Finance PLC
01/15/26	3.750%	560,000	567,679
Jefferies Group LLC
07/15/19	8.500%	2,800,000	3,284,588
01/20/23	5.125%	1,000,000	1,008,562
01/20/43	6.500%	600,000	582,700
Nasdaq, Inc.
01/15/20	5.550%	600,000	661,497
National Financial Partners Corp. (a)
07/15/21	9.000%	43,000	41,280
Raymond James Financial, Inc.
04/15/16	4.250%	3,345,000	3,380,015
Stifel Financial Corp.
07/18/24	4.250%	750,000	754,693
Stifel Financial Corp. (d)
12/01/20	3.500%	980,000	976,104

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage/Asset Managers/Exchanges (continued)
TD Ameritrade Holding Corp.
04/01/25	3.625%	$2,500,000	$2,540,782
Total			17,276,059
Building Materials 0.2%
Allegion PLC
09/15/23	5.875%	260,000	269,100
Allegion US Holding Co., Inc.
10/01/21	5.750%	342,000	352,260
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,153,000	1,170,295
12/15/23	5.750%	144,000	145,980
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	559,000	582,758
Building Materials Corp. of America (a)
10/15/25	6.000%	300,000	309,750
Cemex Finance LLC (a)
04/01/24	6.000%	500,000	460,000
Cemex SAB de CV (a)
12/10/19	6.500%	200,000	201,500
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	57,680
HD Supply, Inc.
07/15/20	7.500%	768,000	810,240
07/15/20	11.500%	704,000	795,520
HD Supply, Inc. (a)
12/15/21	5.250%	1,068,000	1,109,385
Masco Corp.
04/15/18	6.625%	600,000	649,500
03/15/22	5.950%	3,000,000	3,240,000
04/01/25	4.450%	143,000	140,140
Masonite International Corp. (a)
03/15/23	5.625%	100,000	104,500
NCI Building Systems, Inc. (a)
01/15/23	8.250%	300,000	316,500
Nortek, Inc.
04/15/21	8.500%	616,000	637,560
RSI Home Products, Inc. (a)
03/15/23	6.500%	582,000	601,642
USG Corp. (a)
11/01/21	5.875%	83,000	86,943
03/01/25	5.500%	150,000	153,750
Total			12,195,003
Cable and Satellite 0.9%
Altice US Finance I Corp. (a)
07/15/23	5.375%	592,000	592,000
Altice US Finance II Corp. (a)
07/15/25	7.750%	350,000	336,875
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	111,000	114,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
01/31/22	6.625%	$107,000	$112,940
09/30/22	5.250%	90,000	90,450
09/01/23	5.750%	1,000,000	1,023,750
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	393,000	389,070
05/01/25	5.375%	991,000	983,567
05/01/27	5.875%	564,000	559,770
CCO Safari II LLC (a)
07/23/22	4.464%	5,210,000	5,268,576
07/23/25	4.908%	750,000	761,419
10/23/45	6.484%	680,000	707,233
CCOH Safari LLC (a)
02/15/26	5.750%	219,000	220,095
COX Communications, Inc. (a)
12/15/22	3.250%	500,000	459,728
CSC Holdings LLC
02/15/18	7.875%	33,000	34,650
02/15/19	8.625%	44,000	47,322
11/15/21	6.750%	95,000	89,538
06/01/24	5.250%	440,000	372,900
Cable One, Inc. (a)
06/15/22	5.750%	66,000	66,165
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	98,000	90,528
12/15/21	5.125%	1,122,000	1,036,447
Comcast Corp.
01/15/17	6.500%	1,700,000	1,803,127
07/15/22	3.125%	3,780,000	3,884,086
02/15/25	3.375%	900,000	919,040
DISH DBS Corp.
06/01/21	6.750%	2,126,000	2,139,287
07/15/22	5.875%	50,000	46,438
03/15/23	5.000%	150,000	129,750
11/15/24	5.875%	785,000	702,575
DigitalGlobe, Inc. (a)
02/01/21	5.250%	438,000	372,300
Hughes Satellite Systems Corp.
06/15/19	6.500%	99,000	107,168
06/15/21	7.625%	42,000	45,312
Intelsat Jackson Holdings SA
04/01/19	7.250%	1,000,000	873,125
10/15/20	7.250%	288,000	240,480
04/01/21	7.500%	185,000	153,550
12/15/22	6.625%	675,000	408,375
08/01/23	5.500%	890,000	663,050
Intelsat Luxembourg SA
06/01/21	7.750%	150,000	58,500
06/01/23	8.125%	711,000	266,625
NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,568,867
01/15/23	2.875%	720,000	721,140
Neptune Finco Corp. (a)
01/15/23	10.125%	225,000	235,125
10/15/25	6.625%	3,231,000	3,348,124
10/15/25	10.875%	1,668,000	1,755,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Sirius XM Radio, Inc. (a)
05/15/23	4.625%	$475,000	$459,563
07/15/24	6.000%	450,000	465,188
04/15/25	5.375%	440,000	435,600
Time Warner Cable, Inc.
02/01/20	5.000%	1,500,000	1,595,055
09/01/21	4.000%	1,500,000	1,540,173
09/01/41	5.500%	1,500,000	1,378,260
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	627,000	606,622
Unitymedia GmbH (a)
01/15/25	6.125%	475,000	478,562
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	858,000	858,000
01/15/25	5.000%	662,000	644,622
Videotron Ltd.
07/15/22	5.000%	827,000	831,135
Virgin Media Finance PLC (a)
04/15/23	6.375%	300,000	306,750
01/15/25	5.750%	1,411,000	1,372,197
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	673,000	659,540
Total			46,430,789
Chemicals 0.3%
Albemarle Corp.
12/01/24	4.150%	535,000	528,938
12/01/44	5.450%	545,000	527,559
Angus Chemical Co. (a)
02/15/23	8.750%	397,000	389,060
Ashland, Inc. (b)
08/15/22	4.750%	400,000	398,000
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	725,000	770,312
Braskem Finance Ltd. (a)
04/15/21	5.750%	200,000	187,320
Celanese U.S. Holdings LLC
06/15/21	5.875%	874,000	926,440
11/15/22	4.625%	100,000	99,250
Chemours Co. LLC (The) (a)
05/15/23	6.625%	588,000	442,470
05/15/25	7.000%	463,000	346,093
Compass Minerals International, Inc. (a)
07/15/24	4.875%	200,000	194,000
Dow Chemical Co. (The)
05/15/19	8.550%	500,000	597,660
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	368,000	310,960
Hexion, Inc.
02/01/18	8.875%	575,000	378,062
Huntsman International LLC
11/15/20	4.875%	265,000	249,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Huntsman International LLC (a)
11/15/22	5.125%	$583,000	$539,275
INEOS Group Holdings SA (a)
08/15/18	6.125%	31,000	31,233
02/15/19	5.875%	403,000	400,985
Incitec Pivot Finance LLC (a)
12/10/19	6.000%	1,000,000	1,091,157
LyondellBasell Industries NV
02/26/55	4.625%	190,000	162,015
NOVA Chemicals Corp. (a)
08/01/23	5.250%	72,000	72,000
05/01/25	5.000%	631,000	618,380
PQ Corp. (a)
11/01/18	8.750%	1,139,000	1,127,610
PSPC Escrow II Corp (a)
05/01/21	10.375%	191,000	194,820
Platform Specialty Products Corp. (a)
02/01/22	6.500%	1,022,000	889,140
RPM International, Inc.
06/01/45	5.250%	1,000,000	938,800
Reliance Industries Ltd. (a)
02/10/45	4.875%	250,000	230,306
Valspar Corp. (The)
02/01/25	3.300%	380,000	363,594
02/01/45	4.400%	600,000	538,879
WR Grace & Co. (a)
10/01/21	5.125%	450,000	453,375
10/01/24	5.625%	320,000	325,600
Total			14,322,393
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
11/25/16	1.000%	1,500,000	1,502,969
John Deere Capital Corp. (b)
01/16/18	0.607%	2,665,000	2,658,902
United Rentals North America, Inc.
04/15/22	7.625%	103,000	110,725
06/15/23	6.125%	46,000	47,955
07/15/23	4.625%	175,000	173,906
07/15/25	5.500%	575,000	575,000
Total			5,069,457
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/22	3.500%	421,000	384,689
APX Group, Inc.
12/01/19	6.375%	804,000	767,820
12/01/20	8.750%	136,000	112,200
Alibaba Group Holding Ltd. (a)
11/28/21	3.125%	200,000	195,368
11/28/24	3.600%	200,000	192,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
Automatic Data Processing, Inc.
09/15/25	3.375%	$1,360,000	$1,390,352
Corrections Corp. of America
10/15/22	5.000%	57,000	56,501
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,529,770
Garda World Security Corp. (a)
11/15/21	7.250%	375,000	333,750
11/15/21	7.250%	125,000	111,250
Hearthside Group Holdings LLC/Finance Co. (a)
05/01/22	6.500%	550,000	519,750
IHS, Inc.
11/01/22	5.000%	705,000	717,338
Interval Acquisition Corp. (a)
04/15/23	5.625%	466,000	466,000
Monitronics International, Inc.
04/01/20	9.125%	138,000	103,845
Multi-Color Corp. (a)
12/01/22	6.125%	450,000	449,438
Sabre GLBL, Inc. (a)
04/15/23	5.375%	225,000	225,000
11/15/23	5.250%	75,000	73,875
Service Corp. International
10/01/18	7.625%	300,000	337,500
Total			7,967,241
Consumer Products 0.2%
FGI Operating Co. LLC/Finance, Inc.
05/01/20	7.875%	325,000	245,375
First Quality Finance Co., Inc. (a)
05/15/21	4.625%	600,000	541,500
Hasbro, Inc.
05/15/44	5.100%	1,375,000	1,324,752
Jarden Corp. (a)
11/15/23	5.000%	394,000	404,293
Party City Holdings, Inc. (a)
08/15/23	6.125%	325,000	309,563
Prestige Brands, Inc. (a)
12/15/21	5.375%	675,000	651,375
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	746,000	773,975
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	1,495,000	1,558,537
Spectrum Brands, Inc.
11/15/20	6.375%	92,000	97,750
11/15/22	6.625%	750,000	800,625
Spectrum Brands, Inc. (a)
12/15/24	6.125%	175,000	182,438
07/15/25	5.750%	747,000	770,344

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Springs Industries, Inc.
06/01/21	6.250%	$819,000	$819,000
Tempur Sealy International, Inc.
12/15/20	6.875%	178,000	188,013
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	721,000	733,617
Total			9,401,157
Diversified Manufacturing 0.2%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	622,145
Alfa SAB de CV (a)
03/25/44	6.875%	300,000	291,000
Amsted Industries, Inc. (a)
03/15/22	5.000%	95,000	96,069
EnerSys (a)
04/30/23	5.000%	200,000	199,750
Entegris, Inc. (a)
04/01/22	6.000%	1,037,000	1,055,915
Gardner Denver, Inc. (a)
08/15/21	6.875%	450,000	367,875
General Electric Co.
10/09/42	4.125%	2,979,000	2,908,374
03/11/44	4.500%	660,000	680,800
Hamilton Sundstrand Corp. (a)
12/15/20	7.750%	300,000	224,250
Hutchison Whampoa International 12 Ltd. Subordinated (a)(b)
12/31/49	6.000%	100,000	104,608
Roper Technologies, Inc. (d)
12/15/25	3.850%	440,000	439,269
Valmont Industries, Inc.
04/20/20	6.625%	356,000	401,967
10/01/54	5.250%	2,050,000	1,757,494
WESCO Distribution, Inc.
12/15/21	5.375%	575,000	549,125
Total			9,698,641
Electric 2.2%
AEP Texas Central Co. (a)
10/01/25	3.850%	880,000	885,089
AES Corp. (The)
07/01/21	7.375%	221,000	227,630
Alabama Power Co.
04/01/25	2.800%	1,275,000	1,226,310
01/15/42	4.100%	389,000	370,352
03/01/45	3.750%	1,445,000	1,314,648
Ameren Corp.
02/15/26	3.650%	590,000	591,105
American Electric Power Co., Inc.
12/15/22	2.950%	750,000	736,168

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
American Transmission Systems, Inc. (a)
01/15/22	5.250%	$2,200,000	$2,406,114
Arizona Public Service Co.
11/15/45	4.350%	2,235,000	2,270,635
Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,075,000	1,075,414
CMS Energy Corp.
02/15/18	5.050%	4,351,000	4,621,114
Calpine Corp.
01/15/23	5.375%	692,000	645,290
01/15/25	5.750%	550,000	514,938
Calpine Corp. (a)
01/15/22	6.000%	214,000	222,560
01/15/24	5.875%	75,000	77,438
Commonwealth Edison Co.
11/15/45	4.350%	2,540,000	2,575,128
Consolidated Edison Co. of New York, Inc.
04/01/18	5.850%	3,000,000	3,270,780
Dominion Resources, Inc.
10/01/25	3.900%	4,087,000	4,136,796
Duke Energy Ohio, Inc.
09/01/23	3.800%	9,000	9,467
Duke Energy Progress LLC
03/30/44	4.375%	960,000	981,932
Duke Energy Progress, Inc.
08/15/45	4.200%	3,500,000	3,485,828
Duquesne Light Holdings, Inc. (a)
09/15/20	6.400%	5,000,000	5,691,815
Empresa Electrica Angamos SA (a)
05/25/29	4.875%	1,000,000	900,130
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	1,961,832
Exelon Corp.
06/15/25	3.950%	3,362,000	3,406,116
Exelon Generation Co. LLC
10/01/41	5.750%	2,000,000	1,987,038
FirstEnergy Corp.
03/15/18	2.750%	530,000	532,262
FirstEnergy Transmission LLC (a)
07/15/44	5.450%	1,000,000	1,018,375
Florida Power & Light Co.
12/01/25	3.125%	4,415,000	4,435,494
Georgia Power Co.
09/01/40	4.750%	761,000	744,558
Gulf Power Co.
10/01/44	4.550%	1,350,000	1,307,256
Iberdrola Finance Ireland Ltd. (a)
09/11/19	5.000%	300,000	325,824

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Ipalco Enterprises, Inc.
05/01/18	5.000%	$3,130,000	$3,278,675
Jersey Central Power & Light Co. (a)
04/01/24	4.700%	500,000	520,721
Kansas City Power & Light Co.
08/15/25	3.650%	665,000	670,657
MidAmerican Energy Co.
10/15/24	3.500%	1,540,000	1,585,382
NRG Energy, Inc.
07/15/22	6.250%	841,000	777,925
03/15/23	6.625%	375,000	345,000
05/01/24	6.250%	319,000	288,695
NRG Yield Operating LLC
08/15/24	5.375%	1,036,000	942,263
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,075,760
Nevada Power Co.
05/15/18	6.500%	2,486,000	2,785,471
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	3,004,707
Niagara Mohawk Power Corp. (a)
10/01/24	3.508%	1,505,000	1,517,385
Oncor Electric Delivery Co. LLC
04/01/25	2.950%	4,745,000	4,481,131
09/30/40	5.250%	4,000,000	4,259,396
04/01/45	3.750%	975,000	845,200
PPL Capital Funding, Inc.
06/01/18	1.900%	1,675,000	1,663,855
06/15/22	4.200%	1,508,000	1,585,799
12/01/22	3.500%	1,535,000	1,557,491
06/01/23	3.400%	3,682,000	3,696,216
03/15/24	3.950%	1,200,000	1,237,739
PSEG Power LLC
11/15/18	2.450%	840,000	842,643
Pacific Gas & Electric Co.
06/15/23	3.250%	2,291,000	2,319,385
03/01/34	6.050%	1,060,000	1,271,521
Public Service Electric & Gas Co.
11/01/45	4.150%	2,280,000	2,289,939
Southern California Edison Co.
09/01/40	4.500%	887,000	921,913
02/01/45	3.600%	1,165,000	1,059,677
Talen Energy Supply LLC (a)
06/01/25	6.500%	344,000	295,840
TerraForm Power Operating LLC (a)
02/01/23	5.875%	325,000	242,125
06/15/25	6.125%	100,000	71,000
Toledo Edison Co. (The)
05/15/37	6.150%	2,411,000	2,723,861
TransAlta Corp.
06/03/17	1.900%	3,413,000	3,359,610

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Tucson Electric Power Co.
03/15/23	3.850%	$3,100,000	$3,117,627
UIL Holdings Corp.
10/01/20	4.625%	300,000	317,513
Virginia Electric & Power Co.
06/30/19	5.000%	1,280,000	1,404,516
WEC Energy Group, Inc.
06/15/25	3.550%	1,100,000	1,112,124
Total			113,424,198
Finance Companies 1.5%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	98,000	100,695
05/15/21	4.500%	1,406,000	1,435,877
10/01/21	5.000%	3,832,000	3,975,700
07/01/22	4.625%	150,000	151,687
Aircastle Ltd.
03/15/21	5.125%	63,000	65,599
02/15/22	5.500%	529,000	554,127
CIT Group, Inc.
05/15/17	5.000%	2,000,000	2,060,000
08/15/17	4.250%	2,500,000	2,546,875
03/15/18	5.250%	400,000	415,000
05/15/20	5.375%	1,154,000	1,217,470
08/01/23	5.000%	325,000	330,281
CIT Group, Inc. (a)
02/15/19	5.500%	312,000	326,430
GE Capital International Funding Co. (a)
11/15/20	2.342%	5,522,000	5,508,383
11/15/25	3.373%	3,859,000	3,903,510
11/15/35	4.418%	3,838,000	3,936,982
GE Capital Trust I Subordinated (b)
11/15/67	6.375%	1,948,000	2,073,646
General Electric Capital Corp.
01/08/20	5.500%	1,432,000	1,622,714
10/17/21	4.650%	487,000	542,818
09/07/22	3.150%	337,000	344,881
01/09/23	3.100%	1,146,000	1,172,340
01/14/38	5.875%	1,196,000	1,466,759
General Electric Capital Corp. (b)
08/15/36	0.842%	5,380,000	4,560,056
Junior Subordinated
12/31/49	5.250%	12,956,000	13,474,240
Subordinated
11/15/67	6.375%	8,954,000	9,513,625
HSBC Finance Corp. Subordinated
01/15/21	6.676%	7,361,000	8,535,124
International Lease Finance Corp.
12/15/20	8.250%	321,000	382,792
04/15/21	4.625%	2,320,000	2,389,600
08/15/22	5.875%	625,000	675,469
Navient Corp.
06/15/18	8.450%	880,000	923,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
01/15/19	5.500%	$284,000	$273,208
10/26/20	5.000%	19,000	17,100
01/25/22	7.250%	61,000	57,950
03/25/24	6.125%	86,000	74,175
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	69,000	72,278
12/15/21	7.250%	696,000	708,180
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	287,000	279,825
Quicken Loans, Inc. (a)
05/01/25	5.750%	821,000	793,291
Springleaf Finance Corp.
12/15/17	6.900%	74,000	76,867
06/01/20	6.000%	390,000	387,808
10/01/21	7.750%	207,000	219,420
10/01/23	8.250%	62,000	67,580
iStar, Inc.
07/01/19	5.000%	401,000	388,970
Total			77,622,892
Food and Beverage 1.0%
Acosta, Inc. (a)
10/01/22	7.750%	750,000	693,750
Anheuser-Busch InBev Finance, Inc.
02/01/24	3.700%	1,667,000	1,706,256
02/01/44	4.625%	1,369,000	1,384,248
Aramark Services, Inc.
03/15/20	5.750%	822,000	854,880
B&G Foods, Inc.
06/01/21	4.625%	86,000	84,925
Coca-Cola Femsa SAB de CV
11/26/18	2.375%	1,000,000	997,500
02/15/20	4.625%	1,500,000	1,602,469
ConAgra Foods, Inc.
08/15/39	6.625%	6,073,000	6,526,562
01/25/43	4.650%	810,000	722,935
Constellation Brands, Inc.
11/15/19	3.875%	100,000	103,500
11/15/24	4.750%	1,594,000	1,629,865
Constellation Brands, Inc. (d)
12/01/25	4.750%	27,000	27,338
Cosan Overseas Ltd. (a)
12/31/49	8.250%	100,000	88,500
Diamond Foods, Inc. (a)
03/15/19	7.000%	282,000	292,575
Fomento Economico Mexicano SAB de CV
05/10/23	2.875%	150,000	140,480
Grupo Bimbo SAB de CV (a)
06/30/20	4.875%	100,000	106,700
01/25/22	4.500%	1,800,000	1,863,612
06/27/24	3.875%	450,000	440,652

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Kerry Group Financial Services (a)
04/09/23	3.200%	$3,000,000	$2,900,304
Kraft Heinz Co. (The) (a)
07/02/20	2.800%	1,935,000	1,940,611
07/15/25	3.950%	930,000	949,191
07/15/45	5.200%	515,000	535,916
Mead Johnson Nutrition Co.
11/15/25	4.125%	640,000	647,689
Molson Coors Brewing Co.
05/01/17	2.000%	6,235,000	6,232,350
05/01/42	5.000%	2,995,000	2,908,319
Mondelez International, Inc.
02/01/24	4.000%	4,000,000	4,142,596
PepsiCo, Inc.
04/30/25	2.750%	1,300,000	1,268,179
07/17/45	4.600%	2,914,000	3,070,068
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	550,000	530,062
Post Holdings, Inc.
02/15/22	7.375%	50,000	52,047
Post Holdings, Inc. (a)
12/15/22	6.000%	18,000	17,753
03/15/24	7.750%	834,000	865,275
07/15/25	8.000%	425,000	445,187
Raizen Energy Finance Ltd. (a)
02/01/17	7.000%	100,000	102,200
Smithfield Foods, Inc. (a)
08/01/21	5.875%	425,000	438,812
TreeHouse Foods, Inc.
03/15/22	4.875%	425,000	414,243
Tyson Foods, Inc.
06/15/22	4.500%	2,000,000	2,125,544
08/15/44	5.150%	200,000	209,203
U.S. Foods, Inc.
06/30/19	8.500%	825,000	854,865
WhiteWave Foods Co. (The)
10/01/22	5.375%	399,000	424,436
Total			50,341,597
Foreign Agencies 0.1%
CNOOC Nexen Finance ULC
04/30/24	4.250%	400,000	410,310
Industrial & Commercial Bank of China Ltd. Junior Subordinated (a)(b)
12/31/49	6.000%	200,000	211,660
Israel Electric Corp., Ltd. (a)
01/15/19	7.250%	200,000	222,894
KazAgro National Management Holding JSC (a)
05/24/23	4.625%	400,000	333,000
OCP SA (a)
04/25/24	5.625%	200,000	203,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Foreign Agencies (continued)
Petroleos Mexicanos
12/20/22	1.700%	$768,750	$757,549
Petroleos Mexicanos (a)
01/23/46	5.625%	400,000	336,000
Sinopec Group Overseas Development 2015 Ltd. (a)
04/28/25	3.250%	300,000	287,453
Vnesheconombank Via VEB Finance PLC (a)
07/05/22	6.025%	200,000	196,500
YPF SA (a)
04/04/24	8.750%	50,000	49,375
Total			3,007,741
Gaming 0.2%
Boyd Gaming Corp.
05/15/23	6.875%	389,000	406,991
Chester Downs & Marina LLC/Finance Corp. (a)
02/01/20	9.250%	250,000	186,250
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	462,000	474,128
11/01/23	5.375%	506,000	502,205
International Game Technology PLC (a)
02/15/22	6.250%	364,000	346,484
02/15/25	6.500%	296,000	272,320
MGM Resorts International
03/01/18	11.375%	611,000	716,398
03/31/20	5.250%	500,000	501,250
10/01/20	6.750%	454,000	474,289
12/15/21	6.625%	168,000	175,140
03/15/23	6.000%	623,000	617,159
Mohegan Tribal Gaming Authority
09/01/21	9.750%	300,000	307,500
Penn National Gaming, Inc.
11/01/21	5.875%	450,000	447,750
Pinnacle Entertainment, Inc.
08/01/21	6.375%	494,000	523,640
04/01/22	7.750%	175,000	192,281
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
06/15/19	9.500%	229,000	239,305
Scientific Games International, Inc.
12/01/22	10.000%	282,000	217,140
Scientific Games International, Inc. (a)
01/01/22	7.000%	1,316,000	1,269,940
Seminole Hard Rock Entertainment Inc./International LLC (a)
05/15/21	5.875%	575,000	572,125
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	125,000	127,500
Station Casinos LLC
03/01/21	7.500%	400,000	424,000
Tunica-Biloxi Gaming Authority (a)(e)
02/15/16	0.000%	99,000	51,480
Total			9,045,275

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 1.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	$31,000	$30,380
02/15/23	5.625%	50,000	49,000
Agilent Technologies, Inc.
10/01/22	3.200%	1,000,000	968,208
07/15/23	3.875%	2,450,000	2,450,608
Air Medical Merger Sub Corp. (a)
05/15/23	6.375%	450,000	403,313
Alere, Inc. (a)
07/01/23	6.375%	386,000	390,825
Amsurg Corp.
07/15/22	5.625%	1,086,000	1,066,995
Barnabas Health, Inc.
07/01/28	4.000%	4,000,000	3,954,688
Becton Dickinson and Co.
05/15/24	3.875%	845,000	865,481
12/15/24	3.734%	340,000	346,177
12/15/44	4.685%	960,000	974,320
CHS/Community Health Systems, Inc.
08/15/18	5.125%	408,000	416,160
11/15/19	8.000%	203,000	205,538
08/01/21	5.125%	370,000	373,700
02/01/22	6.875%	1,288,000	1,246,140
Catholic Health Initiatives
11/01/22	2.950%	2,500,000	2,446,535
08/01/23	4.200%	3,100,000	3,255,691
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	321,000	313,578
Covidien International Finance SA
06/15/23	2.950%	3,070,000	3,035,895
Crimson Merger Sub, Inc. (a)
05/15/22	6.625%	900,000	735,750
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	667,000	691,179
07/15/24	5.125%	2,856,000	2,848,860
05/01/25	5.000%	150,000	144,000
Emdeon, Inc.
12/31/19	11.000%	363,000	381,150
Emdeon, Inc. (a)
02/15/21	6.000%	753,000	718,174
Envision Healthcare Corp. (a)
07/01/22	5.125%	450,000	428,625
ExamWorks Group, Inc.
04/15/23	5.625%	285,000	283,575
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	115,000	125,925
07/31/19	5.625%	587,000	634,694
01/31/22	5.875%	530,000	573,725
10/15/24	4.750%	413,000	414,032
HCA, Inc.
02/15/20	6.500%	2,198,000	2,431,537
02/15/22	7.500%	518,000	578,865

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
03/15/22	5.875%	$1,000,000	$1,072,500
05/01/23	5.875%	53,000	54,723
03/15/24	5.000%	250,000	251,875
02/01/25	5.375%	2,595,000	2,549,587
04/15/25	5.250%	1,968,000	1,990,140
HealthSouth Corp.
11/01/24	5.750%	142,000	137,030
HealthSouth Corp. (a)
11/01/24	5.750%	53,000	51,145
09/15/25	5.750%	30,000	28,725
Hill-Rom Holdings, Inc. (a)
09/01/23	5.750%	200,000	203,750
Hologic, Inc. (a)
07/15/22	5.250%	599,000	622,960
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	350,000	329,000
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	64,000	62,080
LifePoint Health, Inc.
12/01/21	5.500%	771,000	771,000
LifePoint Health, Inc. (d)
12/01/23	5.875%	150,000	150,938
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	1,574,000	1,581,870
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	4,630,000	4,191,826
Molina Healthcare, Inc. (a)
11/15/22	5.375%	775,000	778,875
NYU Hospitals Center
07/01/42	4.428%	4,000,000	3,851,908
North Shore-Long Island Jewish Health Care, Inc.
11/01/42	4.800%	6,365,000	6,206,397
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	1,327,000	1,328,659
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	616,000	605,220
Sutter Health
08/15/53	2.286%	2,300,000	2,300,000
Team Health, Inc. (a)
12/15/23	7.250%	125,000	128,750
Teleflex, Inc.
06/15/24	5.250%	250,000	250,625
Tenet Healthcare Corp.
06/01/20	4.750%	204,000	205,530
10/01/20	6.000%	77,000	81,813
04/01/21	4.500%	1,486,000	1,467,425
10/01/21	4.375%	25,000	24,563
04/01/22	8.125%	1,541,000	1,536,184
06/15/23	6.750%	468,000	437,580
Tenet Healthcare Corp. (a)(b)
06/15/20	3.837%	2,000,000	1,972,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Truven Health Analytics, Inc.
06/01/20	10.625%	$450,000	$465,750
Universal Health Services, Inc. (a)
08/01/22	4.750%	169,000	172,169
Zimmer Biomet Holdings, Inc.
04/01/25	3.550%	985,000	961,986
Total			70,608,406
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	791,000	772,214
UnitedHealth Group, Inc.
11/15/17	6.000%	2,383,000	2,576,885
07/15/25	3.750%	1,295,000	1,342,927
07/15/45	4.750%	460,000	484,208
Total			5,176,234
Healthcare REIT 0.7%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,248,580
06/15/23	3.900%	9,300,000	9,258,448
HCP, Inc.
01/30/17	6.000%	3,000,000	3,141,279
11/15/23	4.250%	3,886,000	3,922,493
Healthcare Trust of America Holdings LP
07/15/21	3.375%	3,455,000	3,417,620
04/15/23	3.700%	1,600,000	1,556,813
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	3,000,000	2,968,167
Welltower, Inc.
03/15/16	3.625%	603,000	607,149
06/01/16	6.200%	1,000,000	1,023,901
04/01/19	4.125%	2,000,000	2,097,060
04/15/20	6.125%	4,000,000	4,513,940
03/15/23	3.750%	2,145,000	2,107,267
Total			35,862,717
Home Construction 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	174,000	185,745
11/15/24	5.875%	320,000	334,400
China Overseas Finance Cayman III Ltd. (a)
10/29/43	6.375%	200,000	211,703
China Overseas Finance Cayman V Ltd. (a)
11/15/22	3.950%	400,000	398,709
D.R. Horton, Inc.
02/15/20	4.000%	87,000	88,436
09/15/22	4.375%	60,000	60,300
08/15/23	5.750%	612,000	662,490
Meritage Homes Corp.
03/01/18	4.500%	86,000	87,075
04/01/22	7.000%	364,000	386,750
06/01/25	6.000%	462,000	467,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	$121,000	$120,546
03/01/24	5.625%	56,000	54,110
Toll Brothers Finance Corp.
11/15/25	4.875%	149,000	147,510
Total			3,205,549
Independent Energy 0.8%
Afren PLC (a)(c)(e)
12/09/20	0.000%	195,167	2,928
Anadarko Petroleum Corp.
07/15/24	3.450%	2,100,000	2,036,626
Antero Resources Corp.
12/01/20	6.000%	275,000	264,000
11/01/21	5.375%	75,000	69,000
12/01/22	5.125%	403,000	366,730
Antero Resources Corp. (a)
06/01/23	5.625%	50,000	46,375
Apache Corp.
01/15/23	2.625%	1,500,000	1,416,438
Approach Resources, Inc.
06/15/21	7.000%	325,000	172,250
BreitBurn Energy Partners LP/Finance Corp.
04/15/22	7.875%	100,000	29,000
California Resources Corp.
09/15/21	5.500%	50,000	30,000
11/15/24	6.000%	375,000	225,000
Canadian Natural Resources Ltd.
11/15/21	3.450%	1,779,000	1,711,884
04/15/24	3.800%	310,000	293,200
02/01/25	3.900%	1,850,000	1,744,687
03/15/38	6.250%	438,000	454,599
Carrizo Oil & Gas, Inc.
09/15/20	7.500%	375,000	367,500
04/15/23	6.250%	1,038,000	947,175
Chaparral Energy, Inc.
11/15/22	7.625%	75,000	15,750
Chaparral Energy, Inc. (c)
10/01/20	9.875%	75,000	20,250
Chesapeake Energy Corp.
03/15/23	5.750%	600,000	255,000
Cimarex Energy Co.
06/01/24	4.375%	3,650,000	3,605,152
Concho Resources, Inc.
04/01/23	5.500%	1,578,000	1,538,550
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,514,304
Continental Resources, Inc.
06/01/24	3.800%	2,532,000	2,101,368
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	225,000	228,937
02/15/23	7.750%	633,000	644,077

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Diamondback Energy, Inc.
10/01/21	7.625%	$146,000	$155,125
EOG Resources, Inc.
03/15/23	2.625%	1,195,000	1,161,225
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	200,000	170,000
09/01/22	7.750%	242,000	189,970
06/15/23	6.375%	653,000	499,545
Energy XXI Gulf Coast, Inc.
12/15/21	7.500%	100,000	16,500
03/15/24	6.875%	100,000	17,500
Gulfport Energy Corp.
11/01/20	7.750%	225,000	218,250
05/01/23	6.625%	150,000	136,500
Halcon Resources Corp. (a)
02/01/20	8.625%	200,000	157,500
Hess Corp.
02/15/41	5.600%	2,000,000	1,955,300
Kerr-McGee Corp.
07/01/24	6.950%	1,775,000	2,070,864
Laredo Petroleum, Inc.
01/15/22	5.625%	325,000	303,875
05/01/22	7.375%	419,000	408,525
03/15/23	6.250%	1,092,000	1,048,320
Legacy Reserves LP/Finance Corp. (c)
12/01/21	6.625%	375,000	147,187
Linn Energy LLC/Finance Corp.
02/01/21	7.750%	125,000	26,250
09/15/21	6.500%	75,000	14,204
Linn Energy LLC/Finance Corp. (b)
11/01/19	6.250%	300,000	71,625
Marathon Oil Corp.
06/01/25	3.850%	1,400,000	1,254,659
Newfield Exploration Co.
07/01/24	5.625%	600,000	565,500
Noble Energy, Inc.
11/15/24	3.900%	3,280,000	3,107,574
Northern Oil and Gas, Inc.
06/01/20	8.000%	100,000	79,000
06/01/20	8.000%	375,000	296,250
Oasis Petroleum, Inc.
11/01/21	6.500%	763,000	648,550
03/15/22	6.875%	50,000	42,875
01/15/23	6.875%	552,000	476,100
PDC Energy, Inc.
10/15/22	7.750%	75,000	75,750
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	538,000	546,070
RSP Permian, Inc.
10/01/22	6.625%	977,000	970,894
RSP Permian, Inc. (a)
10/01/22	6.625%	50,000	49,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Range Resources Corp. (a)
05/15/25	4.875%	$519,000	$456,720
Ras Laffan Liquefied Natural Gas Co., Ltd. II (a)
09/30/20	5.298%	861,164	917,140
Rice Energy, Inc.
05/01/22	6.250%	300,000	255,000
Rice Energy, Inc. (a)
05/01/23	7.250%	50,000	43,500
SM Energy Co.
11/15/22	6.125%	146,000	139,795
01/01/23	6.500%	100,000	95,750
01/15/24	5.000%	50,000	43,875
06/01/25	5.625%	219,000	195,457
SandRidge Energy, Inc.
03/15/21	7.500%	50,000	8,125
10/15/22	8.125%	375,000	61,875
W&T Offshore, Inc.
06/15/19	8.500%	275,000	114,812
Whiting Petroleum Corp.
03/15/21	5.750%	463,000	421,330
04/01/23	6.250%	966,000	898,380
Woodside Finance Ltd. (a)
03/05/25	3.650%	3,077,000	2,789,442
Total			44,423,156
Integrated Energy 0.6%
BG Energy Capital PLC Subordinated (a)(b)
11/30/72	6.500%	632,000	669,945
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,875,144
11/01/21	3.561%	2,000,000	2,083,550
03/17/22	3.062%	4,430,000	4,428,786
05/10/23	2.750%	1,500,000	1,451,325
02/10/24	3.814%	630,000	646,934
Cenovus Energy, Inc.
11/15/39	6.750%	3,211,000	3,351,395
Chevron Corp.
12/05/22	2.355%	2,140,000	2,079,808
06/24/23	3.191%	700,000	715,248
Husky Energy, Inc.
04/15/22	3.950%	3,000,000	2,899,683
Lone Pine Resources Canada Ltd. (c)(f)(g)
02/15/17	10.375%	25,000	—
Pacific Exploration and Production Corp. (a)
01/19/25	5.625%	100,000	30,000
Petro-Canada
05/15/38	6.800%	800,000	983,182
Shell International Finance BV
11/10/18	1.625%	3,910,000	3,898,289
05/11/45	4.375%	2,080,000	2,057,975
Total			29,171,264

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure 0.1%
AMC Entertainment, Inc.
06/15/25	5.750%	$122,000	$122,915
Carnival Corp.
10/15/20	3.950%	2,695,000	2,842,530
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	556,000	569,900
06/01/24	5.375%	44,000	44,660
Cinemark USA, Inc.
12/15/22	5.125%	375,000	375,000
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	239,000	230,635
Regal Entertainment Group
03/15/22	5.750%	150,000	152,250
02/01/25	5.750%	275,000	268,125
Six Flags Entertainment Corp. (a)
01/15/21	5.250%	400,000	409,480
Total			5,015,495
Life Insurance 1.4%
AXA SA Subordinated
12/15/30	8.600%	1,000,000	1,382,500
Aflac, Inc.
06/15/23	3.625%	5,000,000	5,179,405
American International Group, Inc.
08/15/20	3.375%	1,000,000	1,039,038
02/15/24	4.125%	3,325,000	3,461,165
Five Corners Funding Trust (a)
11/15/23	4.419%	1,815,000	1,908,187
Guardian Life Insurance Co. of America (The) Subordinated (a)
06/19/64	4.875%	1,530,000	1,460,775
Lincoln National Corp.
06/24/21	4.850%	2,000,000	2,164,584
06/15/40	7.000%	2,610,000	3,286,280
Massachusetts Mutual Life Insurance Co. (a)
Subordinated
06/01/39	8.875%	5,500,000	8,077,635
04/15/65	4.500%	955,000	871,245
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	6,222,000	8,679,690
MetLife, Inc.
08/15/18	6.817%	3,000,000	3,389,208
11/13/25	3.600%	3,545,000	3,598,934
05/13/46	4.600%	3,790,000	3,865,103
Junior Subordinated
08/01/39	10.750%	3,388,000	5,353,040
Metropolitan Life Global Funding I (a)
04/11/22	3.875%	4,000,000	4,208,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Northwestern Mutual Life Insurance Co. (The) Subordinated (a)
03/30/40	6.063%	$2,800,000	$3,384,556
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	1,865,000	1,869,707
Pricoa Global Funding I (a)
05/16/19	2.200%	4,850,000	4,860,355
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,521,106
05/15/23	3.125%	667,000	649,411
Prudential Financial, Inc.
12/01/17	6.000%	217,000	234,827
05/15/44	4.600%	750,000	748,755
TIAA Asset Management Finance Co. LLC (a)
11/01/24	4.125%	1,050,000	1,059,423
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	1,615,000	1,668,523
Total			73,922,212
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	732,000	783,240
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	846,000	880,855
Hyatt Hotels Corp.
07/15/23	3.375%	1,350,000	1,300,049
Playa Resorts Holding BV (a)
08/15/20	8.000%	462,000	467,775
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	305,000	308,050
Total			3,739,969
Media and Entertainment 1.1%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	1,986,130
03/15/33	6.550%	1,000,000	1,149,023
01/09/38	6.750%	220,000	252,195
21st Century Fox America, Inc. (a)
10/15/25	3.700%	1,310,000	1,315,594
10/15/45	4.950%	1,872,000	1,895,037
AMC Networks, Inc.
12/15/22	4.750%	634,000	630,037
Activision Blizzard, Inc. (a)
09/15/21	5.625%	295,000	310,673
09/15/23	6.125%	810,000	884,925
CBS Corp.
08/15/44	4.900%	1,100,000	1,025,100
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	1,287,000	1,270,912

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Cumulus Media Holdings, Inc.
05/01/19	7.750%	$150,000	$47,250
Entercom Radio LLC
12/01/19	10.500%	275,000	286,688
Expo Event Transco, Inc. (a)
06/15/21	9.000%	375,000	375,937
Gray Television, Inc.
10/01/20	7.500%	400,000	415,000
Grupo Televisa SAB
05/15/18	6.000%	200,000	216,456
05/13/45	5.000%	2,100,000	1,850,659
Interpublic Group of Companies, Inc. (The)
11/15/17	2.250%	1,500,000	1,499,259
03/15/22	4.000%	1,605,000	1,605,284
02/15/23	3.750%	2,000,000	1,960,574
Lamar Media Corp.
05/01/23	5.000%	375,000	375,937
01/15/24	5.375%	125,000	128,438
MDC Partners, Inc. (a)
04/01/20	6.750%	786,000	804,176
Match Group, Inc.
12/15/22	6.750%	425,000	422,344
McGraw Hill Financial, Inc. (a)
06/15/25	4.000%	690,000	688,561
02/15/26	4.400%	1,320,000	1,349,762
Media General Financing Sub, Inc. (a)
11/15/22	5.875%	300,000	300,750
Netflix, Inc. (a)
02/15/22	5.500%	637,000	659,295
02/15/25	5.875%	881,000	910,734
Nexstar Broadcasting, Inc. (a)
02/15/22	6.125%	275,000	266,750
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	194,000	197,395
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	725,000	720,469
Omnicom Group, Inc.
05/01/22	3.625%	3,000,000	3,036,780
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	365,000	375,037
02/15/24	5.625%	100,000	103,250
03/15/25	5.875%	1,055,000	1,081,375
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	18,000	18,585
Pearson Funding Five PLC (a)
05/08/23	3.250%	480,000	458,224
Pearson Funding Two PLC (a)
05/17/16	4.000%	1,200,000	1,214,218
Radio One, Inc. (a)
02/15/20	9.250%	325,000	267,313
04/15/22	7.375%	250,000	231,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Scripps Networks Interactive, Inc.
06/15/22	3.500%	$5,412,000	$5,228,869
Sinclair Television Group, Inc.
10/01/22	6.125%	75,000	77,063
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	650,000	635,375
Sky PLC (a)
09/16/24	3.750%	1,500,000	1,489,195
Southern Graphics, Inc. (a)
10/15/20	8.375%	500,000	510,625
TEGNA, Inc.
10/15/23	6.375%	450,000	475,875
TEGNA, Inc. (a)
09/15/24	5.500%	200,000	201,500
Thomson Reuters Corp.
09/29/24	3.850%	2,049,000	2,023,492
Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,569,396
Time, Inc. (a)
04/15/22	5.750%	275,000	265,375
Townsquare Media, Inc. (a)
04/01/23	6.500%	325,000	306,312
Tribune Media Co. (a)
07/15/22	5.875%	475,000	475,000
Univision Communications, Inc. (a)
09/15/22	6.750%	130,000	134,713
05/15/23	5.125%	368,000	356,040
02/15/25	5.125%	1,100,000	1,062,875
Viacom, Inc.
04/01/17	3.500%	1,500,000	1,529,926
04/01/19	2.200%	455,000	448,877
09/01/23	4.250%	2,410,000	2,388,418
WPP Finance 2010
09/07/42	5.125%	2,500,000	2,413,345
Walt Disney Co. (The)
05/30/19	1.850%	1,500,000	1,507,294
iHeartCommunications, Inc.
03/01/21	9.000%	463,000	318,197
03/15/23	10.625%	183,000	128,100
Total			57,133,238
Metals 0.7%
ABJA Investment Co. Pte Ltd. (a)
07/31/24	5.950%	200,000	174,588
Alcoa, Inc.
04/15/21	5.400%	2,250,000	2,264,062
Allegheny Technologies, Inc.
06/01/19	9.375%	1,470,000	1,464,487
Anglo American Capital PLC (a)
04/03/17	2.625%	2,000,000	1,912,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
AngloGold Ashanti Holdings PLC
04/15/40	6.500%	$1,010,000	$757,500
ArcelorMittal
06/01/25	6.125%	325,000	255,954
ArcelorMittal (b)
03/01/21	6.500%	125,000	109,063
02/25/22	7.250%	137,000	120,560
03/01/41	7.750%	1,050,000	792,750
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	3,725,000	3,715,687
Barrick Gold Corp.
05/01/23	4.100%	2,630,000	2,314,271
Carpenter Technology Corp.
03/01/23	4.450%	2,000,000	1,931,576
China Hongqiao Group Ltd. (a)
06/26/17	7.625%	300,000	297,600
GTL Trade Finance, Inc. (a)
10/20/17	7.250%	100,000	103,095
Gerdau Trade, Inc. (a)
01/30/21	5.750%	1,500,000	1,364,550
Glencore Finance Canada Ltd. (a)
11/15/16	5.800%	3,010,000	2,972,375
Glencore Funding LLC (a)
05/27/16	1.700%	1,195,000	1,165,125
Hyundai Steel Co. (a)
04/21/16	4.625%	1,000,000	1,010,415
Newcrest Finance Pty Ltd. (a)
10/01/22	4.200%	1,000,000	894,142
Newmont Mining Corp.
10/01/19	5.125%	300,000	316,164
Reliance Steel & Aluminum Co.
04/15/23	4.500%	1,500,000	1,420,520
Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,735,955
Southern Copper Corp.
11/08/22	3.500%	130,000	121,095
04/23/25	3.875%	600,000	543,675
11/08/42	5.250%	1,400,000	1,044,205
Steel Dynamics, Inc.
10/01/21	5.125%	75,000	72,938
08/15/22	6.375%	50,000	50,625
04/15/23	5.250%	100,000	96,000
10/01/24	5.500%	300,000	286,500
Teck Resources Ltd.
02/01/18	2.500%	1,914,000	1,492,920
Vale Overseas Ltd.
01/23/17	6.250%	200,000	203,520
01/11/22	4.375%	1,093,000	911,551

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Wise Metals Intermediate Holdings LLC/Finance Corp. (a)
06/15/19	9.750%	$175,000	$138,906
Worthington Industries, Inc.
04/15/20	6.500%	1,240,000	1,391,466
04/15/26	4.550%	1,840,000	1,827,827
Total			35,274,167
Midstream 1.8%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	464,000	412,960
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,000,000	1,705,176
Columbia Pipeline Group, Inc. (a)
06/01/25	4.500%	4,210,000	4,030,721
06/01/45	5.800%	1,120,000	1,052,199
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	144,000	124,920
03/01/22	6.125%	69,000	58,995
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	648,000	547,560
Enbridge Energy Partners LP
10/15/25	5.875%	1,500,000	1,497,241
Energy Transfer Equity LP
01/15/24	5.875%	1,217,000	1,125,725
06/01/27	5.500%	2,643,000	2,213,512
Energy Transfer Partners LP
06/15/18	2.500%	2,056,000	2,007,622
02/01/23	3.600%	1,000,000	870,573
02/01/24	4.900%	4,950,000	4,603,970
01/15/26	4.750%	1,000,000	895,152
10/01/43	5.950%	3,500,000	2,958,483
Enterprise Products Operating LLC
02/15/25	3.750%	1,055,000	998,197
Ferrellgas Partners LP/Finance Corp.
05/01/21	6.500%	350,000	315,000
01/15/22	6.750%	150,000	135,000
Ferrellgas Partners LP/Finance Corp. (a)
06/15/23	6.750%	200,000	178,960
Florida Gas Transmission Co. LLC (a)
07/15/22	3.875%	2,250,000	2,217,213
Hiland Partners LP/Finance Corp. (a)
05/15/22	5.500%	350,000	335,125
Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	325,000	324,188
Kinder Morgan Energy Partners LP
03/01/21	3.500%	1,675,000	1,516,721
09/01/22	3.950%	7,750,000	6,793,627
09/01/23	3.500%	2,830,000	2,324,449
Kinder Morgan, Inc.
06/01/18	7.250%	390,000	416,668
06/01/45	5.550%	2,410,000	1,836,673
02/15/46	5.050%	4,835,000	3,456,928
Kinder Morgan, Inc. (a)
11/15/23	5.625%	50,000	46,326

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	$164,000	$154,980
07/15/23	4.500%	378,000	335,475
12/01/24	4.875%	1,465,000	1,299,272
06/01/25	4.875%	200,000	178,000
National Fuel Gas Co.
03/01/23	3.750%	1,730,000	1,606,751
Plains All American Pipeline LP/Finance Corp.
10/15/25	4.650%	5,834,000	5,472,864
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	59,000	60,770
10/01/22	5.000%	125,000	119,545
11/01/23	4.500%	350,000	316,985
Rockies Express Pipeline LLC (a)
04/15/20	5.625%	2,220,000	2,175,600
Rose Rock Midstream LP/Finance Corp.
07/15/22	5.625%	425,000	357,000
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	295,000	243,375
Ruby Pipeline LLC (a)
04/01/22	6.000%	3,000,000	3,140,349
Sabine Pass LNG LP
11/30/16	7.500%	3,270,000	3,335,400
Sabine Pass Liquefaction LLC
02/01/21	5.625%	825,000	798,188
03/15/22	6.250%	125,000	120,781
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	1,198,000	1,099,165
Southeast Supply Header LLC (a)
06/15/24	4.250%	450,000	433,492
Southern Natural Gas Co. LLC
02/15/31	7.350%	2,910,000	2,917,461
03/01/32	8.000%	1,066,000	1,121,297
Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	1,782,522
Suburban Propane Partners LP/Energy Finance Corp.
08/01/21	7.375%	386,000	402,405
03/01/25	5.750%	225,000	212,063
Summit Midstream Holdings LLC/Finance Corp.
08/15/22	5.500%	500,000	430,000
Targa Pipeline Partners LP/Finance Corp.
08/01/23	5.875%	100,000	96,250
Targa Resources Partners LP/Finance Corp.
11/15/19	4.125%	71,000	66,563
05/01/23	5.250%	6,000	5,445
11/15/23	4.250%	1,568,000	1,321,040
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	220,000	216,150
03/15/24	6.750%	129,000	122,550
Tennessee Gas Pipeline Co. LLC
06/15/32	8.375%	3,465,000	3,528,621

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
04/01/37	7.625%	$550,000	$555,858
Tesoro Logistics LP/Finance Corp.
10/01/20	5.875%	198,000	203,445
10/15/21	6.125%	300,000	308,250
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	27,000	28,080
10/15/22	6.250%	643,000	664,701
Texas Eastern Transmission LP (a)
10/15/22	2.800%	3,350,000	3,078,623
Williams Companies, Inc. (The)
01/15/23	3.700%	4,859,000	3,908,550
06/24/24	4.550%	1,467,000	1,203,335
Williams Partners LP/ACMP Finance Corp.
07/15/22	6.125%	325,000	324,181
05/15/23	4.875%	3,266,000	2,873,776
03/15/24	4.875%	75,000	65,453
Williams Partners LP
11/15/20	4.125%	1,000,000	963,929
01/15/25	3.900%	800,000	656,246
Total			93,304,670
Natural Gas 0.4%
Atmos Energy Corp.
10/15/44	4.125%	2,045,000	1,979,474
NiSource Finance Corp.
02/15/23	3.850%	1,175,000	1,206,870
12/15/40	6.250%	1,866,000	2,213,854
Sempra Energy
02/15/19	9.800%	1,000,000	1,218,444
11/15/20	2.850%	3,455,000	3,469,535
10/01/22	2.875%	6,140,000	5,988,256
06/15/24	3.550%	1,500,000	1,507,248
11/15/25	3.750%	4,265,000	4,307,083
Total			21,890,764
Office REIT 0.4%
Boston Properties LP
11/15/20	5.625%	4,590,000	5,149,540
02/01/23	3.850%	2,500,000	2,577,030
02/01/24	3.800%	1,355,000	1,385,851
Highwoods Realty LP
03/15/17	5.850%	3,069,000	3,216,281
SL Green Realty Corp.
08/15/18	5.000%	6,935,000	7,336,030
Total			19,664,732
Oil Field Services 0.6%
FTS International, Inc.
05/01/22	6.250%	175,000	52,500
Halliburton Co.
11/15/22	3.375%	5,615,000	5,645,748
11/15/25	3.800%	5,405,000	5,442,284
11/15/35	4.850%	55,000	55,475
11/15/45	5.000%	3,555,000	3,610,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Nabors Industries, Inc.
09/15/21	4.625%	$3,250,000	$2,933,720
Noble Holding International Ltd.
03/15/17	2.500%	4,138,000	3,928,158
03/16/18	4.000%	3,660,000	3,456,669
08/01/20	4.900%	700,000	605,543
04/01/45	6.950%	922,000	666,118
Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,050,848
Weatherford International Ltd.
03/15/18	6.000%	1,000,000	951,900
03/01/39	9.875%	940,000	849,525
Western Refining Logistics LP/Finance Corp.
02/15/23	7.500%	275,000	277,062
Total			29,526,082
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	384,000	395,040
PT Perusahaan Gas Negara Persero Tbk (a)
05/16/24	5.125%	1,300,000	1,267,098
Total			1,662,138
Other Industry 0.5%
Anixter, Inc.
05/01/19	5.625%	375,000	396,563
Anixter, Inc. (a)
03/01/23	5.500%	75,000	76,125
Belden, Inc. (a)
09/01/22	5.500%	275,000	268,813
07/15/24	5.250%	350,000	326,375
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	4,050,000	3,742,556
CB Richard Ellis Services, Inc.
03/15/25	5.250%	161,000	163,986
CBRE Services, Inc.
03/15/23	5.000%	175,000	176,197
Cleaver-Brooks, Inc. (a)
12/15/19	8.750%	300,000	291,000
DH Services Luxembourg SARL (a)
12/15/20	7.750%	425,000	438,812
Hillman Group, Inc. (The) (a)
07/15/22	6.375%	400,000	356,000
Hutchison Whampoa International 11 Ltd. (a)
01/13/17	3.500%	1,000,000	1,019,378
01/13/22	4.625%	1,500,000	1,614,778
Massachusetts Institute of Technology
07/01/14	4.678%	3,028,000	3,106,274
Milacron LLC/Finance Corp (a)
02/15/21	7.750%	275,000	273,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
Northwestern University
12/01/38	3.688%	$1,545,000	$1,544,862
President and Fellows of Harvard College
10/15/40	4.875%	750,000	864,347
President and Fellows of Harvard College (a)
01/15/39	6.500%	3,180,000	4,310,461
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	375,000	354,375
University of Notre Dame du Lac
02/15/45	3.438%	6,380,000	5,920,717
Total			25,245,244
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	163,673
Duke Realty LP
06/15/22	4.375%	4,290,000	4,431,085
Host Hotels & Resorts LP
06/15/25	4.000%	1,050,000	1,012,152
02/01/26	4.500%	520,000	519,921
Liberty Property LP
06/15/23	3.375%	2,500,000	2,379,150
MAF Global Securities Ltd. Subordinated (a)(b)
12/31/49	7.125%	200,000	205,450
PLA Administradora Industrial S de RL de CV (a)
11/10/22	5.250%	200,000	198,500
ProLogis LP
02/01/21	3.350%	1,000,000	1,015,829
08/15/23	4.250%	1,600,000	1,690,192
WP Carey, Inc.
04/01/24	4.600%	1,725,000	1,748,879
Total			13,364,831
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
11/15/20	7.000%	52,941	52,743
01/31/21	6.750%	344,000	346,580
06/30/21	6.000%	150,000	147,750
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)(b)
12/15/19	3.337%	1,000,000	982,500
Ardagh Packaging Finance PLC (a)
10/15/20	9.125%	500,000	525,000
BWAY Holding Co. (a)
08/15/21	9.125%	550,000	517,687
Ball Corp.
11/15/23	4.000%	475,000	453,625
07/01/25	5.250%	350,000	352,625
Berry Plastics Corp.
05/15/22	5.500%	785,000	792,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
07/15/23	5.125%	$650,000	$632,125
Berry Plastics Corp. (a)
10/15/22	6.000%	740,000	762,200
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	34,000	33,830
06/15/17	6.000%	4,000	3,980
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	475,000	469,656
Mustang Merger Corp. (a)
08/15/21	8.500%	325,000	341,445
Owens-Brockway Glass Container, Inc. (a)
01/15/22	5.000%	50,000	49,563
08/15/23	5.875%	100,000	104,000
01/15/25	5.375%	150,000	147,188
08/15/25	6.375%	225,000	234,281
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	599,000	585,522
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,935,000	1,983,375
Reynolds Group Issuer, Inc./LLC (b)
02/15/21	8.250%	1,480,000	1,483,700
Sealed Air Corp. (a)
12/01/22	4.875%	325,000	329,875
04/01/23	5.250%	50,000	51,750
12/01/24	5.125%	275,000	281,188
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	681,000	623,115
Sonoco Products Co.
11/01/40	5.750%	1,000,000	1,093,669
Total			13,381,822
Paper 0.1%
Celulosa Arauco y Constitucion SA
07/29/19	7.250%	150,000	169,503
Clearwater Paper Corp.
02/01/23	4.500%	150,000	143,250
Clearwater Paper Corp. (a)
02/01/25	5.375%	325,000	318,500
Packaging Corp. of America
11/01/23	4.500%	1,070,000	1,117,266
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,571,795
Weyerhaeuser Co.
10/01/19	7.375%	1,000,000	1,159,527
03/15/32	7.375%	1,630,000	1,985,850
Total			6,465,691
Pharmaceuticals 1.4%
AMAG Pharmaceuticals, Inc. (a)
09/01/23	7.875%	75,000	62,438
AbbVie, Inc.
05/14/20	2.500%	1,200,000	1,191,929
05/14/25	3.600%	400,000	396,342

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Actavis Funding SCS
06/15/19	2.450%	$2,000,000	$1,993,062
03/12/20	3.000%	2,445,000	2,478,147
03/15/22	3.450%	3,126,000	3,161,083
06/15/24	3.850%	1,734,000	1,754,477
03/15/35	4.550%	2,320,000	2,278,973
Actavis Funding SCS (b)
09/01/16	1.289%	920,000	922,175
Actavis Funding
03/15/45	4.750%	740,000	737,761
Amgen, Inc.
05/01/45	4.400%	2,975,000	2,766,185
Bayer US Finance LLC (a)
10/08/19	2.375%	1,310,000	1,318,092
10/08/24	3.375%	520,000	522,950
Celgene Corp.
08/15/25	3.875%	690,000	687,266
08/15/45	5.000%	3,495,000	3,494,717
Concordia Healthcare Corp. (a)
04/15/23	7.000%	77,000	66,220
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	912,000	866,400
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	760,000	731,500
Forest Laboratories LLC (a)
02/01/19	4.375%	1,615,000	1,703,392
02/15/21	4.875%	915,000	1,000,399
Gilead Sciences, Inc.
04/01/21	4.500%	1,500,000	1,636,011
02/01/25	3.500%	1,310,000	1,316,263
02/01/45	4.500%	3,114,000	3,050,275
03/01/46	4.750%	3,631,000	3,688,784
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,274,000	1,293,110
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	1,716,000	1,647,360
Johnson & Johnson
12/05/33	4.375%	2,510,000	2,764,414
Mallinckrodt International Finance SA/CB LLC (a)
04/15/20	4.875%	50,000	45,250
10/15/23	5.625%	273,000	235,462
04/15/25	5.500%	677,000	573,757
Mallinckrodt International Finance SA
04/15/23	4.750%	375,000	311,250
Novartis Capital Corp.
09/21/22	2.400%	705,000	696,232
11/20/25	3.000%	9,415,000	9,361,899
11/20/45	4.000%	7,615,000	7,503,547
Pfizer, Inc.
08/12/20	5.200%	1,350,000	1,518,373
Quintiles Transnational Corp. (a)
05/15/23	4.875%	117,000	117,292

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Roche Holdings, Inc. (a)
09/30/19	2.250%	$2,240,000	$2,262,378
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	428,000	392,155
07/15/21	7.500%	465,000	439,462
12/01/21	5.625%	319,000	279,125
03/01/23	5.500%	181,000	155,207
05/15/23	5.875%	2,625,000	2,270,625
04/15/25	6.125%	3,717,000	3,215,205
Total			72,906,944
Property & Casualty 0.9%
ACE INA Holdings, Inc.
11/03/20	2.300%	228,000	226,486
11/03/22	2.875%	2,090,000	2,077,385
05/15/24	3.350%	910,000	919,442
05/03/26	3.350%	2,088,000	2,082,456
11/03/45	4.350%	1,740,000	1,740,623
Alliant Holdings I LP (a)
08/01/23	8.250%	24,000	23,575
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	3,821,214
CNA Financial Corp.
11/15/19	7.350%	3,435,000	3,994,084
08/15/21	5.750%	925,000	1,044,120
Chubb Corp. (The) Junior Subordinated (b)
04/15/37	6.375%	2,650,000	2,557,303
Farmers Exchange Capital II Subordinated (a)(b)
11/01/53	6.151%	3,950,000	4,231,682
Farmers Exchange Capital (a)
Subordinated
07/15/28	7.050%	1,000,000	1,212,479
07/15/48	7.200%	1,615,000	2,014,627
HUB International Ltd. (a)
10/01/21	7.875%	1,881,000	1,805,760
Hartford Financial Services Group, Inc. (The)
04/15/22	5.125%	3,600,000	3,982,205
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	254,000	243,840
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	2,000,000	2,150,714
05/01/22	4.950%	4,365,000	4,677,490
06/15/23	4.250%	275,000	281,039
05/01/42	6.500%	1,240,000	1,450,970
08/01/44	4.850%	1,000,000	962,400
Nationwide Mutual Insurance Co. (a)
Subordinated
08/15/39	9.375%	1,700,000	2,568,885
Nationwide Mutual Insurance Co. (a)(b)
Subordinated
12/15/24	2.627%	1,725,000	1,653,844

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Transatlantic Holdings, Inc.
11/30/39	8.000%	$1,803,000	$2,326,478
Total			48,049,101
Railroads 0.5%
BNSF Funding Trust I Junior Subordinated (b)
12/15/55	6.613%	2,005,000	2,246,202
Burlington Northern Santa Fe LLC
09/15/21	3.450%	295,000	303,884
09/01/22	3.050%	475,000	475,611
03/15/43	4.450%	2,500,000	2,393,960
CSX Corp.
10/01/36	6.000%	1,625,000	1,862,985
Canadian Pacific Railway Co.
03/15/23	4.450%	1,070,000	1,132,869
09/15/35	4.800%	1,373,000	1,384,963
09/15/15	6.125%	3,724,000	3,800,364
Canadian Pacific Railway Ltd.
01/15/22	4.500%	600,000	639,663
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	97,000	95,060
Kansas City Southern de Mexico SA de CV
05/15/23	3.000%	1,000,000	956,391
Norfolk Southern Corp.
04/01/22	3.000%	2,000,000	1,980,330
Union Pacific Corp.
02/15/19	2.250%	765,000	775,087
02/01/21	4.000%	2,350,000	2,525,185
03/15/24	3.750%	3,405,000	3,584,770
11/15/45	4.050%	315,000	307,579
02/01/55	3.875%	1,580,000	1,399,264
11/15/65	4.375%	1,647,000	1,559,310
Total			27,423,477
Refining 0.1%
CVR Refining LLC/Coffeyville Finance, Inc.
11/01/22	6.500%	300,000	295,500
Marathon Petroleum Corp.
03/01/21	5.125%	1,000,000	1,082,908
09/15/24	3.625%	500,000	484,510
09/15/44	4.750%	800,000	716,226
Phillips 66
11/15/44	4.875%	1,550,000	1,525,222
Puma International Financing SA (a)
02/01/21	6.750%	200,000	200,420
Reliance Holdings USA, Inc. (a)
10/19/20	4.500%	560,000	597,194
Tesoro Corp.
04/01/24	5.125%	225,000	227,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining (continued)
Tupras Turkiye Petrol Rafinerileri AS (a)
05/02/18	4.125%	$200,000	$199,200
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,408,114
Total			7,736,544
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	1,116,000	1,127,160
04/01/22	6.000%	900,000	933,750
NPC International/Quality Burgers/Operating Co., Inc.
01/15/20	10.500%	275,000	287,375
Yum! Brands, Inc.
11/01/20	3.875%	2,630,000	2,559,966
11/01/43	5.350%	1,825,000	1,432,951
Total			6,341,202
Retail REIT 0.2%
Equity One, Inc.
11/15/22	3.750%	1,400,000	1,358,592
Kimco Realty Corp.
03/15/16	5.783%	1,392,000	1,410,821
11/01/22	3.400%	1,430,000	1,421,958
06/01/23	3.125%	1,315,000	1,276,989
Tanger Properties LP
12/01/23	3.875%	865,000	867,300
Vereit Operating Partnership LP
02/06/17	2.000%	5,320,000	5,253,500
Total			11,589,160
Retailers 0.6%
Advance Auto Parts, Inc.
12/01/23	4.500%	1,000,000	1,027,863
Asbury Automotive Group, Inc.
12/15/24	6.000%	469,000	486,588
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	108,000	112,050
AutoNation, Inc.
01/15/21	3.350%	660,000	660,211
10/01/25	4.500%	390,000	398,712
AutoZone, Inc.
01/13/17	1.300%	775,000	774,661
CVS Health Corp.
06/01/17	5.750%	283,000	301,166
12/05/23	4.000%	515,000	540,752
07/20/25	3.875%	990,000	1,015,096
07/20/45	5.125%	705,000	751,191
CVS Health Corp. (a)
12/01/22	4.750%	4,559,000	4,924,221
CVS Pass-Through Trust (a)
01/10/36	4.704%	134,945	136,708
08/11/36	4.163%	2,351,045	2,297,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Dollar General Corp.
11/01/25	4.150%	$880,000	$868,833
Dollar Tree, Inc. (a)
03/01/23	5.750%	983,000	1,019,862
Group 1 Automotive, Inc.
06/01/22	5.000%	152,000	151,620
Jo-Ann Stores Holdings, Inc. PIK (a)(c)
10/15/19	9.750%	200,000	138,000
Jo-Ann Stores LLC (a)
03/15/19	8.125%	50,000	41,500
L Brands, Inc.
06/15/19	8.500%	180,000	210,600
02/15/22	5.625%	250,000	265,550
Lowes Companies, Inc.
09/15/23	3.875%	1,065,000	1,138,644
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	6,445,000	7,558,954
Michaels Stores, Inc. (a)
12/15/20	5.875%	525,000	537,469
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	25,000	22,313
PIK
10/15/21	8.750%	300,000	267,000
PVH Corp.
12/15/22	4.500%	200,000	197,000
Penske Automotive Group, Inc.
12/01/24	5.375%	773,000	782,662
PetCo Animal Supplies, Inc. (a)
12/01/18	9.250%	150,000	154,125
PetCo Holdings, Inc. (a)
10/15/17	8.500%	250,000	255,000
PetSmart, Inc. (a)
03/15/23	7.125%	784,000	789,880
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	55,000	67,788
Rite Aid Corp. (a)
04/01/23	6.125%	786,000	833,160
SACI Falabella (a)
04/30/23	3.750%	200,000	196,215
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	562,950
Sally Holdings LLC/Capital, Inc. (d)
12/01/25	5.625%	116,000	117,595
Tiffany & Co.
10/01/24	3.800%	625,000	614,804
Vista Outdoor, Inc. (a)
10/01/23	5.875%	250,000	256,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Wal-Mart Stores, Inc.
04/11/23	2.550%	$1,455,000	$1,435,424
04/22/24	3.300%	2,100,000	2,163,010
Total			34,073,239
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	3,060,000	3,455,034
Whole Foods Market, Inc. (a)(d)
12/03/25	5.200%	5,330,000	5,345,190
Total			8,800,224
Technology 1.3%
Adobe Systems, Inc.
02/01/25	3.250%	1,120,000	1,105,336
Advanced Micro Devices, Inc.
08/15/22	7.500%	100,000	68,000
07/01/24	7.000%	300,000	201,186
Alliance Data Systems Corp. (a)
12/01/17	5.250%	178,000	182,005
04/01/20	6.375%	98,000	100,573
08/01/22	5.375%	466,000	461,340
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	123,000	133,455
Apple, Inc.
02/09/22	2.150%	2,000,000	1,961,732
05/06/44	4.450%	550,000	556,667
Audatex North America, Inc. (a)
06/15/21	6.000%	233,000	235,039
11/01/23	6.125%	154,000	155,155
Autodesk, Inc.
06/15/25	4.375%	360,000	357,409
BMC Software Finance, Inc. (a)
07/15/21	8.125%	400,000	310,000
Blackboard, Inc. (a)
11/15/19	7.750%	225,000	200,250
Blue Coat Systems, Inc. (a)
06/01/23	8.375%	425,000	433,500
Boxer Parent Co, Inc. PIK (a)
10/15/19	9.000%	350,000	256,813
CDW LLC/Finance Corp.
08/15/22	6.000%	300,000	316,500
09/01/23	5.000%	175,000	175,875
12/01/24	5.500%	300,000	301,500
CommScope Holdings Co., Inc. PIK (a)
06/01/20	6.625%	225,000	227,813
CommScope Technologies Finance LLC (a)
06/15/25	6.000%	175,000	167,563

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
CommScope, Inc. (a)
06/15/24	5.500%	$250,000	$240,000
Ensemble S Merger Sub, Inc. (a)
09/30/23	9.000%	400,000	397,000
Equinix, Inc.
04/01/20	4.875%	234,000	239,850
01/01/22	5.375%	581,000	592,620
Equinix, Inc. (d)
01/15/26	5.875%	453,000	459,795
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,401,727
10/15/25	5.000%	700,000	724,027
First Data Corp. (a)
11/01/20	6.750%	134,000	140,868
08/15/23	5.375%	1,159,000	1,181,461
12/01/23	7.000%	1,786,000	1,801,627
01/15/24	5.750%	2,205,000	2,205,000
Fiserv, Inc.
06/01/25	3.850%	2,250,000	2,270,009
Flextronics International Ltd. (a)
06/15/25	4.750%	385,000	370,782
Goodman Networks, Inc.
07/01/18	12.125%	43,000	12,470
Hewlett Packard Enterprise Co. (a)
10/15/20	3.600%	3,870,000	3,902,345
10/15/35	6.200%	1,255,000	1,216,820
10/15/45	6.350%	1,574,000	1,513,329
IMS Health, Inc. (a)
11/01/20	6.000%	126,000	128,835
Igloo Holdings Corp. PIK (a)
12/15/17	8.250%	325,000	325,813
Infor Software Parent LLC, Inc. PIK (a)
05/01/21	7.125%	625,000	485,937
Infor US, Inc. (a)
08/15/20	5.750%	158,000	158,395
05/15/22	6.500%	700,000	621,250
Informatica LLC (a)
07/15/23	7.125%	500,000	480,000
Ingram Micro, Inc.
08/10/22	5.000%	1,030,000	1,046,117
12/15/24	4.950%	695,000	696,163
Intel Corp.
07/29/25	3.700%	1,200,000	1,249,841
07/29/45	4.900%	780,000	823,685
Interactive Data Corp. (a)
04/15/19	5.875%	225,000	229,219
International Business Machines Corp.
01/05/16	2.000%	1,500,000	1,502,427
Iron Mountain, Inc.
08/15/24	5.750%	250,000	248,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Iron Mountain, Inc. (a)
10/01/20	6.000%	$798,000	$837,102
Keysight Technologies, Inc.
10/30/24	4.550%	2,560,000	2,445,880
MSCI, Inc. (a)
11/15/24	5.250%	404,000	416,120
08/15/25	5.750%	521,000	540,537
Micron Technology, Inc.
02/01/25	5.500%	100,000	92,750
Micron Technology, Inc. (a)
08/01/23	5.250%	225,000	211,500
01/15/24	5.250%	125,000	116,250
Microsoft Corp.
11/03/22	2.650%	370,000	371,177
11/03/25	3.125%	7,170,000	7,206,223
11/03/45	4.450%	1,015,000	1,042,282
11/03/55	4.750%	405,000	407,238
Molex Electronic Technologies LLC (a)
04/15/25	3.900%	960,000	921,609
NCR Corp.
02/15/21	4.625%	600,000	583,500
07/15/22	5.000%	50,000	48,375
12/15/23	6.375%	218,000	217,455
NXP BV/Funding LLC (a)
06/15/22	4.625%	618,000	610,275
Nuance Communications, Inc. (a)
08/15/20	5.375%	425,000	432,437
Oracle Corp.
10/08/19	2.250%	3,000,000	3,038,787
Plantronics, Inc. (a)
05/31/23	5.500%	86,000	87,505
Qorvo, Inc. (a)
12/01/25	7.000%	300,000	308,250
Qualitytech LP/Finance Corp.
08/01/22	5.875%	288,000	293,760
Riverbed Technology, Inc. (a)
03/01/23	8.875%	190,000	180,738
SS&C Technologies Holdings, Inc. (a)
07/15/23	5.875%	275,000	285,313
Sensata Technologies BV (a)
11/01/24	5.625%	175,000	177,625
10/01/25	5.000%	300,000	283,500
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	258,000	266,063
Syniverse Holdings, Inc.
01/15/19	9.125%	400,000	248,000
Telefonaktiebolaget LM Ericsson
05/15/22	4.125%	3,270,000	3,395,022
Tencent Holdings Ltd. (a)
02/11/25	3.800%	200,000	197,654
VeriSign, Inc.
05/01/23	4.625%	813,000	802,837

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
04/01/25	5.250%	$124,000	$126,316
Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	3,024,663
Zebra Technologies Corp.
10/15/22	7.250%	1,191,000	1,274,370
Total			66,064,361
Tobacco 0.2%
BAT International Finance PLC (a)
06/15/25	3.950%	1,485,000	1,547,704
Imperial Tobacco Finance PLC (a)
07/20/18	2.050%	2,569,000	2,563,939
Reynolds American, Inc.
06/12/25	4.450%	1,325,000	1,391,050
08/15/45	5.850%	1,450,000	1,621,242
Reynolds American, Inc. (a)
08/04/41	7.000%	1,170,000	1,325,568
Total			8,449,503
Transportation Services 0.5%
ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	2,500,000	2,755,595
11/15/24	3.850%	2,500,000	2,520,097
11/01/25	3.800%	2,605,000	2,598,988
02/15/45	4.500%	917,000	857,753
FedEx Corp.
11/15/45	4.750%	9,644,000	9,479,309
Hertz Corp. (The)
04/15/19	6.750%	175,000	178,500
10/15/20	5.875%	225,000	231,750
10/15/22	6.250%	225,000	234,000
Penske Truck Leasing Co. LP/Finance Corp. (a)
04/01/21	3.300%	2,000,000	1,991,286
02/01/22	3.375%	1,200,000	1,171,043
Ryder System, Inc.
06/01/17	3.500%	1,000,000	1,023,898
11/15/18	2.450%	660,000	660,104
06/01/19	2.550%	1,500,000	1,494,671
Total			25,196,994
Wireless 0.4%
Altice Luxembourg SA (a)
05/15/22	7.750%	300,000	280,500
02/15/25	7.625%	525,000	456,881
America Movil SAB de CV
03/30/20	5.000%	200,000	218,702
American Tower Corp.
01/15/18	4.500%	1,000,000	1,047,991
02/15/24	5.000%	665,000	706,965
Crown Castle International Corp.
04/15/22	4.875%	390,000	398,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
01/15/23	5.250%	$496,000	$513,980
Digicel Group Ltd. (a)
09/30/20	8.250%	600,000	521,250
Numericable-SFR (a)
05/15/19	4.875%	60,000	59,850
05/15/22	6.000%	1,344,000	1,327,200
05/15/24	6.250%	200,000	197,000
SBA Telecommunications, Inc.
07/15/20	5.750%	761,000	794,309
Sprint Capital Corp.
11/15/28	6.875%	725,000	522,000
Sprint Communications, Inc.
08/15/20	7.000%	102,000	84,660
04/15/22	9.250%	3,650,000	3,586,125
11/15/22	6.000%	694,000	520,500
Sprint Communications, Inc. (a)
11/15/18	9.000%	629,000	679,320
03/01/20	7.000%	1,138,000	1,161,471
Sprint Corp.
09/15/21	7.250%	100,000	81,000
09/15/23	7.875%	275,000	221,375
06/15/24	7.125%	1,765,000	1,350,225
T-Mobile USA, Inc.
04/28/21	6.633%	339,000	350,441
01/15/22	6.125%	139,000	141,851
04/28/22	6.731%	568,000	585,040
03/01/23	6.000%	67,000	67,335
04/01/23	6.625%	1,959,000	2,009,248
04/28/23	6.836%	50,000	51,375
01/15/24	6.500%	389,000	391,918
03/01/25	6.375%	368,000	366,160
01/15/26	6.500%	786,000	785,017
Turkcell Iletisim Hizmetleri AS (a)
10/15/25	5.750%	200,000	196,850
Wind Acquisition Finance SA (a)
04/30/20	6.500%	136,000	142,800
07/15/20	4.750%	185,000	184,538
04/23/21	7.375%	395,000	381,175
Total			20,383,827
Wirelines 1.2%
AT&T, Inc.
12/15/42	4.300%	1,140,000	997,620
06/15/44	4.800%	4,500,000	4,211,914
05/15/46	4.750%	2,215,000	2,074,897
Bharti Airtel International Netherlands BV (a)
05/20/24	5.350%	100,000	105,581
CenturyLink, Inc.
06/15/21	6.450%	4,590,000	4,477,637
03/15/22	5.800%	124,000	115,010
12/01/23	6.750%	597,000	566,792
04/01/25	5.625%	71,000	61,060
Colombia Telecomunicaciones SA ESP Subordinated (a)(b)
12/31/49	8.500%	16,000	14,136

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	$2,325,000	$2,377,080
04/01/24	4.450%	2,320,000	2,405,005
03/01/41	6.375%	1,500,000	1,635,051
03/15/42	5.150%	500,000	477,909
Frontier Communications Corp.
07/01/21	9.250%	43,000	42,033
04/15/22	8.750%	259,000	236,985
01/15/23	7.125%	88,000	74,140
04/15/24	7.625%	68,000	57,460
01/15/25	6.875%	82,000	67,240
Frontier Communications Corp. (a)
09/15/20	8.875%	51,000	51,128
09/15/22	10.500%	84,000	83,265
09/15/25	11.000%	1,729,000	1,694,420
Level 3 Communications, Inc.
12/01/22	5.750%	390,000	393,900
Level 3 Financing, Inc.
06/01/20	7.000%	224,000	236,320
07/15/20	8.625%	150,000	157,687
01/15/21	6.125%	66,000	69,169
08/15/22	5.375%	146,000	146,986
02/01/23	5.625%	330,000	332,475
Level 3 Financing, Inc. (a)
01/15/24	5.375%	145,000	145,181
05/01/25	5.375%	889,000	875,665
Ooredoo International Finance Ltd. (a)
10/19/25	5.000%	200,000	216,396
Qwest Corp.
09/15/25	7.250%	3,978,000	4,251,046
Telecom Italia SpA (a)
05/30/24	5.303%	90,000	90,900
Telefonica Emisiones SAU
04/27/18	3.192%	870,000	890,608
04/27/23	4.570%	1,250,000	1,320,666
Verizon Communications, Inc.
11/01/21	3.000%	3,459,000	3,464,704
09/15/23	5.150%	10,408,000	11,634,458
03/15/24	4.150%	750,000	785,635
03/15/34	5.050%	952,000	970,231
01/15/36	4.272%	1,045,000	962,659
11/01/41	4.750%	2,000,000	1,881,176
11/01/42	3.850%	1,395,000	1,177,526
09/15/43	6.550%	4,290,000	5,172,972
08/21/46	4.862%	3,000,000	2,916,330
Windstream Services LLC
10/15/20	7.750%	32,000	26,880
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	985,000	948,062
05/15/25	6.375%	59,000	56,345
Total			60,950,340
Total Corporate Bonds & Notes (Cost: $1,874,732,604)			$1,857,577,431

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 19.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K151 Class A3
04/25/30	3.511%	$4,290,000	$4,407,862
Federal Home Loan Mortgage Corp.
03/01/17- 08/01/22	8.500%	12,908	14,271
06/01/19- 07/01/41	4.500%	6,307,152	6,784,244
02/01/20- 10/01/45	4.000%	45,755,141	48,703,533
04/01/21	9.000%	825	835
01/01/22- 09/01/39	5.500%	3,392,914	3,771,158
07/01/23- 05/01/41	5.000%	2,882,326	3,137,455
08/01/24- 02/01/25	8.000%	41,757	47,436
10/01/28- 07/01/32	7.000%	494,471	585,119
08/01/30- 08/01/45	3.000%	24,050,925	24,305,709
09/01/30	2.500%	7,492,730	7,602,365
10/01/31- 09/01/37	6.000%	1,813,092	2,072,710
11/01/36- 10/01/37	6.500%	678,008	780,213
05/01/43- 10/01/45	3.500%	92,998,569	96,358,492
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	9,739,845	9,765,143
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	10,861,309	10,722,455
CMO Series 4037 Class CA
04/15/27	3.000%	5,364,802	5,321,992
Federal Home Loan Mortgage Corp. (b)
CMO Series 3085 Class FV
08/15/35	0.897%	2,613,371	2,658,417
Federal Home Loan Mortgage Corp. (b)(h)
CMO IO Series 3404 Class AS
01/15/38	5.698%	6,950,686	1,171,945
Federal Home Loan Mortgage Corp. (h)
CMO IO Series 329 Class C5
06/15/43	3.500%	10,116,022	1,950,427
CMO IO Series 4120 Class IA
10/15/42	3.500%	4,134,993	776,217
CMO IO Series 4176 Class BI
03/15/43	3.500%	1,760,797	335,132
Federal National Mortgage Association
04/01/23	8.500%	7,339	7,747
06/01/24	9.000%	10,980	11,970
02/01/25- 08/01/27	8.000%	66,266	76,741
10/01/25- 09/01/45	3.500%	119,352,184	124,182,496
03/01/26- 07/01/38	7.000%	1,415,586	1,681,334

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/01/26- 09/01/45	3.000%	$57,361,926	$58,329,648
04/01/27- 06/01/32	7.500%	130,937	151,187
09/01/27- 08/01/30	2.500%	14,606,835	14,856,851
05/01/29- 10/01/40	6.000%	6,162,737	7,046,531
05/01/32- 10/01/38	6.500%	503,852	579,263
09/01/32- 09/01/45	4.000%	102,461,006	109,428,955
03/01/33- 04/01/41	5.500%	3,862,753	4,371,148
07/01/34- 10/01/41	5.000%	13,701,456	15,153,202
10/01/40- 10/01/44	4.500%	21,032,797	22,762,301
CMO Series 2009-111 Class DA
12/25/39	5.000%	774,179	828,649
CMO Series 2013-121 Class KD
08/25/41	3.500%	2,056,754	2,141,199
Federal National Mortgage Association (b)
01/01/44	3.014%	2,527,766	2,606,337
CMO Series 2003-134 Class FC
12/25/32	0.821%	3,760,013	3,813,934
CMO Series 2007-W7 Class 1A4
07/25/37	37.854%	326,037	512,647
CMO Series 2012-1 Class FA
02/25/42	0.721%	4,614,671	4,662,031
CMO Series 2012-110 Class CF
10/25/42	0.721%	13,760,261	13,841,752
Series 2014-M8 Class FA
05/25/18	0.478%	6,236,387	6,233,341
Federal National Mortgage Association (d)
12/16/30	2.500%	28,690,000	29,062,075
12/16/30- 01/13/46	3.000%	59,570,000	61,021,556
12/10/45- 01/13/46	3.500%	64,305,000	66,491,191
12/10/45- 01/13/46	4.000%	39,160,000	41,491,494
12/10/45- 01/13/46	4.500%	28,750,000	31,050,719
12/10/45	5.000%	8,000,000	8,823,250
Federal National Mortgage Association (h)
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	7,173,843	1,371,969
Federal National Mortgage Association (i)(j)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	609	602
Government National Mortgage Association
03/15/38- 09/20/41	4.500%	6,245,178	6,777,871
03/15/40- 05/15/40	5.000%	1,961,523	2,174,219
09/15/41- 09/20/45	3.500%	49,137,596	51,402,540

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/20/41- 09/20/45	4.000%	$18,470,738	$19,698,155
09/20/43- 08/20/45	3.000%	41,469,817	42,220,871
CMO Series 2013-53 Class AD
12/20/26	1.500%	8,266,978	8,066,205
Government National Mortgage Association (b)
CMO Series 2013-H19 Class FC
08/20/63	0.795%	5,602,811	5,602,985
Government National Mortgage Association (d)
12/17/45	3.000%	8,500,000	8,640,285
12/17/45	4.000%	7,650,000	8,122,597
12/17/45	4.500%	3,500,000	3,773,779
Government National Mortgage Association (k)
05/15/42	3.000%	2,796,182	2,853,426
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,020,254,827)			$1,023,198,183

Residential Mortgage-Backed Securities - Non-Agency 3.8%
ASG Resecuritization Trust (a)(b)
CMO Series 2009-2 Class G70
05/24/36	4.620%	1,925,000	1,935,310
CMO Series 2009-2 Class G75
05/24/36	4.620%	1,925,000	1,938,261
BCAP LLC Trust (a)
09/26/36	3.500%	1,588,775	1,598,066
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	1,310,942	1,321,469
BCAP LLC Trust (a)(b)
08/26/36	0.645%	797,933	785,930
CMO Series 2012-RR10 Class 9A1
10/26/35	2.779%	374,185	377,886
CMO Series 2015-RR2 Class 23A1
03/28/37	0.403%	6,850,683	6,668,676
BCAP LLC Trust (b)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.381%	1,746,128	1,648,086
BCAP LLC Series 2013-RR2 Class 7A1 (a)
07/26/36	3.000%	867,121	867,581
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	2,444,729	2,449,773
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	2,224,225	2,078,717
Banc of America Funding Trust (a)(b)
CMO Series 2012-R5 Class A
10/03/39	0.503%	859,956	854,865
Banc of America Funding Trust (b)
CMO Series 2006-D Class 3A1
05/20/36	2.869%	3,179,554	2,819,713
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (a)(b)
11/28/29	3.844%	1,348,620	1,344,536

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3
09/25/37	6.000%	$1,712,865	$1,783,164
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 15-PS1 Class A1 )
09/25/42	3.750%	3,250,000	3,303,423
CMO Series 2012-A Class A
06/25/51	2.500%	1,039,935	1,023,202
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2012-7 Class 12A1
03/25/36	2.698%	571,662	571,540
CMO Series 2012-9 Class 1A1
02/20/36	4.291%	984,810	972,311
CMO Series 2013-2 Class 1A1
11/25/37	2.810%	1,063,439	1,065,256
CMO Series 2014-12 Class 3A1
10/25/35	2.617%	4,080,866	4,139,652
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2005-8 Class 1A1A
10/25/35	2.679%	3,905,262	3,392,525
CMO Series 2015-A Class A4
06/25/58	4.250%	2,227,125	2,313,927
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2007-HY5 Class 1A1 (b)
09/25/47	2.868%	1,658,558	1,463,824
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2013-IVR3 Class A2
05/25/43	3.000%	2,549,276	2,521,064
CMO Series 2015-WIN1 Class A6
12/25/44	3.500%	2,444,397	2,492,334
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-14R Class 4A9
10/26/35	2.779%	3,776,000	3,864,928
CMO Series 2011-12R Class 3A1
07/27/36	2.303%	6,032,055	5,969,786
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	259,409	260,437
CMO Series 2011-17R Class 3A1
10/27/35	2.430%	376,775	375,521
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	3,224,910	3,171,259
Credit Suisse Securities (USA) LLC CMO Series 2014-RPL1 Class A1 (a)
02/25/54	3.250%	2,621,676	2,575,552
Downey Savings & Loan Association Mortgage Loan Trust (b)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.493%	3,235,988	2,745,885
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.403%	3,783,281	3,061,092
Fannie Mae Connecticut Avenue Securities CMO Series 14-C02 Class 1M2 (b)
05/25/24	2.797%	1,390,000	1,228,194

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

First Horizon Mortgage Pass-Through Trust CMO Series 2007-AR1 Class 1A1 (b)
05/25/37	2.702%	$1,032,490	$819,036
Freddie Mac Structured Agency Credit Risk Debt Notes (b)
CMO Series 14-DN2 Class M2
04/25/24	1.847%	3,850,000	3,807,631
CMO Series 2015-DNA1 Class M1
10/25/27	1.097%	2,220,917	2,212,946
GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1 (b)
04/25/36	2.664%	3,684,446	3,303,015
GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A (b)
01/25/47	0.401%	1,825,976	1,755,917
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	1,490,201	1,418,460
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	668,651	670,704
JPMorgan Resecuritization Trust (a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	1,197,672	1,198,802
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2014-1 Class 1016
03/26/36	2.615%	4,000,000	3,999,709
Lehman XS Trust (b)
CMO Series 2006-10N Class 1A3A
07/25/46	0.431%	3,964,412	3,106,540
Series 2005-4 Class 1A3
10/25/35	1.021%	2,840,466	2,645,581
Series 2005-5N Class 3A1A
11/25/35	0.521%	4,896,808	4,186,810
MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1 (b)
04/25/46	0.431%	2,665,221	1,925,072
MASTR Alternative Loan Trust CMO Series 2004-12 Class 4A1
12/25/34	5.500%	1,561,972	1,668,366
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (b)
04/25/35	0.481%	6,747,079	6,274,533
Morgan Stanley Re-Remic Trust (a)(b)
09/26/35	2.760%	2,469,998	2,568,798
CMO Series 2013-R3 Class 10A
10/26/35	2.779%	430,824	434,568
Morgan Stanley Resecuritization Trust (a)(b)
CMO Series 2013-R9 Class 2A
06/26/46	3.160%	705,500	709,325
CMO Series 2013-R9 Class 4A
06/26/46	2.500%	1,094,915	1,091,434
MortgageIT Trust CMO Series 2005-5 Class A1 (b)
12/25/35	0.481%	3,739,308	3,385,323
Nomura Asset Acceptance Corp. Alternative Loan Trust (b)
CMO Series 2007-1 Class 1A3 (AGM)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

03/25/47	5.957%	$101,812	$104,123
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	644,804	659,350
Nomura Resecuritization Trust (a)(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.370%	971,661	936,013
CMO Series 2014-6R Class 3A1
01/26/36	0.457%	2,436,492	2,283,451
CMO Series 2015-2R Class 2A1
03/26/36	0.374%	9,068,671	8,531,265
RALI Trust (b)
CMO Series 2005-QA4 Class A41
04/25/35	3.027%	2,255,159	2,230,231
RALI Trust (b)(c)(h)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.419%	81,147,832	1,427,520
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.612%	37,075,506	830,210
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.166%	81,474,965	594,653
RFMSI Trust (b)
CMO Series 2005-SA5 Class 1A
11/25/35	2.993%	3,233,604	2,670,674
CMO Series 2006-SA4 Class 2A1
11/25/36	3.660%	908,724	788,819
Sequoia Mortgage Trust
CMO Series 2013-2 Class A1
02/25/43	1.874%	4,358,416	3,992,206
CMO Series 2013-6 Class A2
05/25/43	3.000%	2,407,793	2,384,067
Sequoia Mortgage Trust (a)(b)
CMO Series 2014-4 Class A5
11/25/44	3.500%	3,348,147	3,414,660
Structured Adjustable Rate Mortgage Loan Trust (b)
CMO Series 2004-20 Class 1A2
01/25/35	2.495%	1,682,804	1,609,279
CMO Series 2006-5 Class 1A1
06/25/36	2.671%	3,660,240	3,069,351
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (b)
12/25/34	4.740%	11,980	12,226
Towd Point Mortgage Trust CMO Series 2015-4 Class A1 (a)
04/26/55	3.500%	2,231,745	2,271,554
VML LLC CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	766,516	762,367
WaMu Mortgage Pass-Through Certificates (b)
CMO Series 2003-AR8 Class A
08/25/33	2.485%	1,270,188	1,302,479
CMO Series 2005-AR11 Class A1A
08/25/45	0.541%	2,987,718	2,779,914
CMO Series 2005-AR17 Class A1A1
12/25/45	0.491%	6,954,913	6,359,198
CMO Series 2005-AR19 Class A1A1
12/25/45	0.491%	3,454,737	3,143,635

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2005-AR2 Class 2A1A
01/25/45	0.531%	$3,088,937	$2,912,204
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.511%	2,607,770	2,452,332
CMO Series 2005-AR9 Class A1A
07/25/45	0.541%	2,443,769	2,343,726
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.183%	4,215,747	3,925,869
CMO Series 2006-AR5 Class A12A
06/25/46	1.223%	1,302,238	1,214,516
CMO Series 2007-HY3 Class 1A1
03/25/37	2.086%	1,272,508	1,049,805
CMO Series 2007-OA3 Class 5A
04/25/47	1.901%	2,434,539	1,852,015
CMO Series 2007-OC2 Class A3
06/25/37	0.531%	5,408,488	4,378,293
Wells Fargo Mortgage-Backed Securities Trust (b)
CMO Series 2006-AR17 Class A1
10/25/36	2.733%	2,363,860	2,238,202
CMO Series 2006-AR2 Class 2A1
03/25/36	2.698%	2,658,613	2,640,782
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $189,706,102)			$199,331,304

Commercial Mortgage-Backed Securities - Agency 1.7%

FREMF Mortgage Trust (a)
Subordinated, Series 2015-K49 Class B
08/25/25	3.848%	2,770,000	2,466,527
FREMF Mortgage Trust (a)(b)
Series 2014-K714 Class B
01/25/47	3.987%	1,000,000	1,013,647
Series 2014-K717 Class B
11/25/47	3.754%	2,400,000	2,385,371
Subordinated Series 2014-K715 Class B
02/25/46	4.118%	3,516,000	3,560,990
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K720 Class A2
06/25/22	2.716%	3,250,000	3,328,105
Series KSCT Class A2
01/25/20	4.285%	2,585,000	2,842,473
Federal Home Loan Mortgage Corp. Series 20K050 Class A1
01/25/25	2.802%	2,692,000	2,762,050
Federal National Mortgage Association
05/01/18	3.840%	2,110,000	2,215,393
07/01/20	3.950%	3,955,000	4,271,948
09/01/20	3.584%	5,335,509	5,608,107
10/01/20	3.426%	3,900,000	4,139,377
11/01/20	3.266%	5,139,466	5,420,689
12/01/20	3.523%	4,937,488	5,228,325
12/01/20	3.763%	6,629,117	7,083,296
04/01/21	4.242%	5,368,353	5,856,692

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

04/01/21	4.250%	$3,730,000	$4,090,548
05/01/21	4.394%	1,858,508	2,056,327
06/01/21	4.426%	6,804,393	7,428,550
09/01/23	3.650%	2,499,750	2,666,467
05/01/27	2.966%	6,957,936	6,954,712
Federal National Mortgage Association (b)
Series 2014-M12 Class FA
10/25/21	0.530%	5,546,275	5,501,711
Total Commercial Mortgage-Backed Securities - Agency (Cost: $87,320,341)			$86,881,305

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

American Homes 4 Rent Trust (a)
Series 2014-SFR3 Class A
12/17/36	3.678%	787,205	791,651
Series 2015-SFR2 Class A
10/17/45	3.732%	2,221,893	2,239,557
Banc of America Commercial Mortgage Trust Series 2007-4 Class AM (b)
02/10/51	6.002%	2,300,000	2,432,614
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A (a)
04/14/33	3.218%	3,000,000	3,019,590
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AS
04/10/46	3.422%	2,200,000	2,219,658
Series 2015-GC33 Class AS
09/10/58	4.114%	2,000,000	2,063,357
Commercial Mortgage Trust
Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,246,971
Series 2014-LC17 Class B
10/10/47	4.490%	1,100,000	1,146,983
Series 2015-CR22 Class A5
03/10/48	3.309%	1,990,000	1,979,686
Series 2015-CR23 Class A3
05/10/48	3.230%	5,000,000	4,958,766
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	829,395
Commercial Mortgage Trust (a)(b)
Series 2013-CR8 Class B
06/10/46	4.099%	5,500,000	5,655,462
Credit Suisse Commercial Mortgage Trust (b)
Series 2007-C2 Class A1A
01/15/49	5.526%	5,204,456	5,383,719
Series 2007-C3 Class A4
06/15/39	5.889%	1,614,049	1,674,804
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)
09/18/39	5.467%	1,138,127	1,149,924

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

DBUBS Mortgage Trust
Series 2011-LC3A Class A2
08/10/44	3.642%	$6,315,733	$6,352,878
DBUBS Mortgage Trust (a)
Series 2011-LC2A Class A4
07/10/44	4.537%	6,840,000	7,484,024
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 20K050 Class A2
08/25/25	3.334%	2,440,000	2,539,156
GS Mortgage Securities Trust
Series 2015-GC34 Class A4
10/10/48	3.506%	2,625,000	2,641,706
GS Mortgage Securities Trust (b)
Series 2014-GC24 Class B
09/10/47	4.641%	1,725,000	1,803,778
General Electric Capital Assurance Co. Series 2003-1 Class A5 (a)
05/12/35	5.743%	1,577,397	1,715,942
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03/10/39	5.444%	1,591,937	1,641,182
Invitation Homes Trust Series 2015-SFR3 Class A (a)(b)
08/17/32	1.497%	5,079,019	4,979,363
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/48	3.231%	360,000	361,646
Series 2014-C26 Class A4
01/15/48	3.494%	2,380,000	2,419,300
Series 2015-C27 Class A4
02/15/48	3.179%	2,220,000	2,206,162
Series 2015-C28 Class A3
10/15/48	2.912%	4,525,000	4,415,490
Series 2015-C28 Class A4
10/15/48	3.227%	3,900,000	3,857,385
Series 2015-C28 Class AS
10/15/48	3.532%	4,500,000	4,431,494
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16 Class A4
05/12/45	5.552%	5,634,238	5,718,893
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2011-C3 Class A2
02/15/46	3.673%	1,280,748	1,294,404
Series 2011-C3 Class A3
02/15/46	4.388%	7,715,000	8,105,564
Series 2011-C4 Class A3
07/15/46	4.106%	8,745,000	9,140,171
LB Commercial Mortgage Trust Series 2007-C3 Class AM (b)
07/15/44	6.097%	1,415,000	1,493,240
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
02/15/31	5.156%	182,575	182,566
Series 2007-C2 Class A3
02/15/40	5.430%	3,742,296	3,866,443
LB-UBS Commercial Mortgage Trust (b)
Series 2006-C4 Class AM

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

06/15/38	6.036%	$700,000	$714,975
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20 Class A3
02/15/48	2.988%	1,125,000	1,103,890
Series 2015-C21 Class A3
03/15/48	3.077%	525,000	516,427
Series 2015-C22 Class A3
04/15/48	3.046%	2,940,000	2,866,313
Morgan Stanley Capital I Trust
Series 2007-IQ14 Class A2
04/15/49	5.610%	6,519,577	6,520,816
Morgan Stanley Capital I Trust (b)
Series 2007-HQ12 Class A5
04/12/49	5.903%	375,100	374,490
Series 2007-IQ16 Class AM
12/12/49	6.277%	3,000,000	3,169,020
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4A
08/12/45	5.988%	1,816,464	1,882,003
Series 2009-GG10 Class A4B
08/12/45	5.988%	1,770,000	1,837,481
Series 2010-GG10 Class A4A
08/15/45	5.988%	170,961	178,066
Series 2010-GG10 Class A4B
08/15/45	5.988%	1,410,000	1,470,066
ORES NPL LLC Series 2014-LV3 Class A (a)
03/27/24	3.000%	864,287	864,287
RBS Commercial Funding, Inc., Trust Series 2013-GSP Class A (a)(b)
01/13/32	3.961%	2,420,000	2,537,611
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (a)
09/15/24	2.750%	351,815	351,815
Rialto Real Estate Fund LP Series 2014-LT5 Class A (a)
05/15/24	2.850%	215,112	215,112
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS
04/10/46	3.469%	800,000	806,344
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS (a)
01/10/45	5.154%	3,600,000	4,037,746
VFC LLC Series 2014-2 Class A (a)
07/20/30	2.750%	237,061	237,106
WF-RBS Commercial Mortgage Trust
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,139,179
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,732,587
Series 2012-C7 Class A2
06/15/45	3.431%	3,995,000	4,148,847
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,910,087

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2013-C18 Class A2
12/15/46	3.027%	$1,440,000	$1,478,381
Series 2014-C24 Class A5
11/15/47	3.607%	1,300,000	1,339,421
Series 2014-C25 Class AS
11/15/47	3.984%	1,675,000	1,716,987
WF-RBS Commercial Mortgage Trust (a)
Series 2011-C4 Class A3
06/15/44	4.394%	6,491,000	6,878,576
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
07/15/46	4.218%	5,090,000	5,485,031
Series 2015-C26 Class A4
02/15/48	3.166%	2,430,000	2,411,625
Series 2015-C27 Class A4
02/15/48	3.190%	3,450,000	3,437,824
Series 2015-C28 Class AS
05/15/48	3.872%	750,000	760,536
Series 2015-LC20 Class A4
04/15/50	2.925%	1,965,000	1,906,065
Series 2015-LC20 Class A5
04/15/50	3.184%	4,310,000	4,259,156
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $194,234,791)			$190,730,794

Asset-Backed Securities - Agency 0.5%

United States Small Business Administration
Series 2012-20C Class 1
03/01/32	2.510%	450,286	456,937
Series 2012-20G Class 1
07/01/32	2.380%	1,304,285	1,305,728
Series 2012-20I Class 1
09/01/32	2.200%	1,244,543	1,238,349
Series 2012-20J Class 1
10/01/32	2.180%	10,379,740	10,296,676
Series 2012-20L Class 1
12/01/32	1.930%	569,007	556,531
Series 2013-20C Class 1
03/01/33	2.220%	424,665	420,092
Series 2013-20E Class 1
05/01/33	2.070%	1,600,708	1,568,832
Series 2013-20L Class 1
12/01/33	3.380%	846,866	885,629
Series 2014-20D Class 1
04/01/34	3.110%	2,702,709	2,791,629
Series 2014-20F Class 1
06/01/34	2.990%	2,077,121	2,117,112
Series 2014-20I Class 1
09/01/34	2.920%	349,357	358,136
Series 2015-20C Class 1
03/01/35	2.720%	809,081	815,608
Series 2015-20E Class 1
05/01/35	2.770%	1,017,959	1,020,867

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)

Series 2015-20K Class 1
11/01/35	2.700%	$5,000,000	$5,035,721
Total Asset-Backed Securities - Agency (Cost: $28,375,135)			$28,867,847

Asset-Backed Securities - Non-Agency 11.3%

A Voce CLO Ltd. (a)(b)
Series 2014-1A Class A1B
07/15/26	1.781%	2,290,000	2,245,038
Series 2014-1A Class A2A
07/15/26	2.321%	925,000	894,422
ALM XIV Ltd. Series 2014-14A Class A1 (a)(b)
07/28/26	1.753%	3,070,000	3,041,292
ARI Fleet Lease Trust Series 2014-A Class A2 (a)
11/15/22	0.810%	390,040	389,560
Academic Loan Funding Trust Series 2012-1A Class A2 (a)(b)
12/27/44	1.321%	3,500,000	3,378,863
Access Group, Inc. Series 2005-2 Class A3 (b)
11/22/24	0.558%	1,135,975	1,120,642
Ally Auto Receivables Trust Series 2015-SN1 Class A2B (b)
06/20/17	0.587%	2,569,342	2,567,601
Ally Master Owner Trust Series 2014-2 Class A (b)
01/16/18	0.567%	1,825,000	1,825,113
AmeriCredit Automobile Receivables Trust
Series 2015-2 Class D
06/08/21	3.000%	1,920,000	1,901,946
Series 2015-3 Class D
08/08/21	3.340%	1,000,000	991,330
AmeriCredit Automobile Receivables Trust (b)
Series 2014-2 Class A2B
10/10/17	0.475%	600,060	599,930
Series 2015-1 Class A2B
04/09/18	0.615%	5,716,598	5,716,983
American Money Management Corp. CLO 16 Ltd. Series 2015-16A Class A1 (a)(b)
04/14/27	1.821%	5,000,000	4,948,475
Apidos CDO V (a)(b)
Series 2007-5A Class A1
04/15/21	0.561%	1,454,145	1,430,940
Series 2007-5A Class A1S
04/15/21	0.551%	1,246,653	1,233,052
Apidos CLO XVII Series 2014-17A Class A1A (a)(b)
04/17/26	1.815%	4,675,000	4,650,007
Apidos CLO XVIII Series 2014-18A Class A1 (a)(b)
07/22/26	1.732%	4,550,000	4,506,907

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.167%	$1,443,815	$1,432,519
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (a)
12/11/17	1.570%	1,490,000	1,480,999
Ascentium Equipment Receivables Series 2015-1A Class A2 (a)
07/10/17	1.150%	1,216,196	1,213,726
Asset-Backed Funding Certificates Trust Series 2005-WF1 Class A2C (b)
12/25/34	0.841%	5,741,128	5,713,434
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE1 Class A4 (b)
01/25/36	0.521%	3,230,000	2,891,934
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (a)
12/20/21	2.630%	3,125,000	3,118,477
BA Credit Card Trust Series 2014-A2 Class A (b)
09/16/19	0.467%	3,660,000	3,654,119
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,217,142	1,217,159
Babson CLO Ltd. Series 2015-IA Class A (a)(b)
04/20/27	1.747%	5,000,000	4,954,680
Barclays Dryrock Issuance Trust (b)
Series 2014-1 Class A
12/16/19	0.557%	4,160,000	4,152,613
Series 2014-2 Class A
03/16/20	0.537%	3,990,000	3,979,974
Brazos Higher Education Authority, Inc. Series 2005-1 Class 1A3 (b)
09/26/22	0.436%	1,331,839	1,326,439
CIT Education Loan Trust Series 2007-1 Class B (a)(b)
06/25/42	0.626%	1,039,433	883,147
CNH Equipment Trust
Series 2015-B Class A2A
08/15/18	0.840%	1,970,000	1,964,453
CNH Equipment Trust (b)
Series 2015-B Class A2B
08/15/18	0.487%	2,650,000	2,644,313
CWABS Asset-Backed Certificates Trust Series 2005-1 Class MV3 (b)
07/25/35	0.701%	2,010,114	1,997,453
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	2,675,000	2,666,734
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	0.727%	1,570,000	1,571,077

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Cabela’s Master Credit Card Trust Series 2014-1 Class A (b)
03/16/20	0.547%	$540,000	$538,897
Capital Auto Receivables Asset Trust
Series 2015-3 Class D
03/22/21	3.340%	1,100,000	1,106,583
Subordinated, Series 2015-2 Class D
11/20/20	3.160%	2,108,000	2,112,026
Capital Auto Receivables Asset Trust (b)
Series 2015-2 Class A1B
10/20/17	0.613%	750,000	749,599
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2
01/15/20	1.260%	1,415,000	1,417,121
CarMax Auto Owner Trust Series 2015-3 Class A3
05/15/20	1.630%	3,570,000	3,563,161
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (a)(b)
07/27/26	1.658%	3,700,000	3,722,803
Carlyle Global Market Strategies Series 2012-2AR Class A1R (a)(b)
07/20/23	1.617%	3,070,000	3,060,689
Carrington Mortgage Loan Trust Series 2006-NC3 Class A3 (b)
08/25/36	0.371%	3,800,000	2,335,768
Cedar Funding III CLO Ltd. Series 2014-3A Class A1 (a)(b)
05/20/26	1.863%	5,350,000	5,292,231
Chancelight, Inc. Series 2012-2 Class A (a)(b)
04/25/39	0.951%	2,161,512	2,136,068
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/21	1.580%	2,020,000	2,001,107
Series 2015-A4 Class A4
04/15/22	1.840%	8,735,000	8,643,754
Chase Issuance Trust (b)
Series 2012-A10 Class A10
12/16/19	0.457%	3,380,000	3,370,847
Series 2014-A3 Class A3
05/15/18	0.397%	5,225,000	5,221,652
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.445%	892,087	898,985
Series 2012-1A Class A
11/07/23	0.945%	8,595	8,595
Series 2012-2A Class A
05/07/24	0.645%	300,699	300,188
Series 2013-1A Class A
01/07/25	0.645%	1,176,610	1,176,055
Series 2014-1A Class A
03/07/26	0.615%	3,972,569	3,966,891
Citibank Credit Card Issuance Trust
Series 2006-A3 Class A3
03/15/18	5.300%	2,975,000	3,013,726

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2013-A6 Class A6
09/07/18	1.320%	$1,165,000	$1,168,559
Series 2014-A5 Class A5
06/07/23	2.680%	1,940,000	1,983,942
Citibank Credit Card Issuance Trust (b)
Series 2014-A3 Class A3
05/09/18	0.395%	5,245,000	5,242,718
Countrywide Home Equity Loan Trust
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	472,747	466,622
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	489,692	486,590
Credit-Based Asset Servicing and Securitization LLC (b)
Series 2005-CB7 Class AF3
11/25/35	4.063%	2,198,820	2,241,404
Series 2007-CB1 Class AF3
01/25/37	3.998%	4,961,897	2,598,605
Crown Castle Towers LLC (a)
01/15/37	5.495%	2,000,000	2,046,740
Dell Equipment Finance Trust Series 2015-2 Class A2B (a)(b)
12/22/17	1.113%	790,000	790,031
Discover Card Execution Note Trust Series 2015-A2 Class A
10/17/22	1.900%	4,590,000	4,545,231
Dryden Senior Loan Fund Series 2014-33A Class B (a)(b)
07/15/26	2.321%	1,400,000	1,378,590
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (a)(b)
11/15/23	1.652%	2,560,000	2,547,328
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (a)(b)
03/25/36	1.571%	2,700,000	2,637,798
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (a)(b)
04/26/32	1.021%	4,650,000	4,480,654
Educational Funding of the South, Inc. Series 2011-1 Class A2 (b)
04/25/35	0.970%	4,993,684	4,873,261
Enterprise Fleet Financing LLC (a)
Series 2013-2 Class A2
03/20/19	1.060%	1,508,202	1,508,379
Series 2015-1 Class A2
09/20/20	1.300%	3,000,000	2,993,880
Series 2015-2 Class A2
02/22/21	1.590%	2,310,000	2,312,873
First Franklin Mortgage Loan Trust (b)
Series 2006-FF18 Class A2D
12/25/37	0.431%	4,478,552	2,889,812
Series 2007-FF2 Class A2B
03/25/37	0.321%	6,405,040	4,055,600
Flagship CLO VIII Ltd. Series 2014-8A Class A (a)(b)
01/16/26	1.877%	2,445,000	2,416,469

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Flatiron CLO Ltd. Series 2015-1A Class A (a)(b)
04/15/27	1.721%	$5,050,000	$5,007,625
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	126,782	126,767
Ford Credit Auto Owner Trust (a)
Series 2014-2 Class A
04/15/26	2.310%	5,760,000	5,789,844
Series 2015-1 Class A
07/15/26	2.120%	8,805,000	8,766,216
Series 2015-2 Class A
01/15/27	2.440%	2,655,000	2,667,016
Ford Credit Floorplan Master Owner Trust
Series 2013-1 Class A1
01/15/18	0.850%	4,475,000	4,476,041
Ford Credit Floorplan Master Owner Trust (a)
Series 2013-2 Class A
03/15/22	2.090%	3,775,000	3,789,439
GE Business Loan Trust Series 2004-2A Class A (a)(b)
12/15/32	0.417%	573,363	565,465
GE Dealer Floorplan Master Note Trust (b)
Series 2012-2 Class A
04/22/19	0.957%	2,310,000	2,312,992
Series 2014-1 Class A
07/20/19	0.587%	2,770,000	2,756,582
Series 2015-1 Class A
01/20/20	0.707%	5,840,000	5,798,198
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (a)
08/24/16	0.590%	108,047	108,030
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	188,886	188,789
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%	1,942,537	1,921,169
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	6,295,535	6,291,346
Series 2015-2 Class A3
12/20/18	1.680%	5,800,000	5,784,580
Series 2015-3 Class A3
03/20/19	1.690%	1,755,000	1,746,692
GM Financial Automobile Leasing Trust (b)
Series 2015-2 Class A2B
04/20/18	0.627%	3,385,000	3,374,431
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2 (a)(b)
05/15/20	0.697%	680,000	677,506
Global SC Finance II SRL Series 2014-1A Class A2 (a)
07/17/29	3.090%	3,323,667	3,270,851

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Goal Capital Funding Trust Series 2006-1 Class B (b)
08/25/42	0.843%	$1,360,652	$1,228,953
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.617%	2,035,000	2,032,600
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(b)
04/19/26	1.765%	7,035,000	6,974,168
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (a)
06/20/17	1.120%	1,615,000	1,612,776
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1 (a)
10/15/46	2.302%	3,140,000	3,134,411
HSBC Home Equity Loan Trust Series 2007-3 Class APT (b)
11/20/36	1.407%	2,994,659	2,984,791
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B (b)
01/15/19	0.497%	7,404,647	7,397,083
Henderson Receivables LLC (a)
Series 2013-3A Class A
01/17/73	4.080%	2,661,303	2,794,465
Series 2014-2A Class A
01/17/73	3.610%	3,306,443	3,338,185
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.745%	4,309,310	4,313,441
Series 2014-1 Class A
04/10/28	0.595%	2,612,712	2,614,087
Series 2015-1 Class A
07/10/29	0.767%	4,175,000	4,184,798
Hertz Vehicle Financing II LP Series 2015-3A Class A (a)
09/25/21	2.670%	1,390,000	1,380,246
Higher Education Funding I Series 2014-1 Class A (a)(b)
05/25/34	1.379%	3,835,717	3,736,115
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	314,139	313,963
Series 2014-2 Class A3
03/19/18	0.770%	5,310,000	5,301,847
Series 2015-3 Class A3
04/18/19	1.270%	5,300,000	5,295,536
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	2,035,000	2,033,750
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (a)
12/15/17	0.950%	4,699,000	4,692,918

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Hyundai Auto Receivables Trust Series 2015-B Class A2B (b)
04/16/18	0.417%	$2,309,757	$2,308,150
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.547%	3,370,000	3,370,339
Invitation Homes Trust Series 2014-SFR1 Class C (a)(b)
06/17/31	2.297%	1,750,000	1,708,921
JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 (b)
11/25/36	0.351%	544,870	544,203
MMAF Equipment Finance LLC Series 2014-AA Class A2 (a)
04/10/17	0.520%	1,083,728	1,083,068
Magnetite IX Ltd. Series 2014-9A Class A1 (a)(b)
07/25/26	1.740%	5,205,000	5,154,803
Magnetite XI Ltd. Series 2014-11A Class A1 (a)(b)
01/18/27	1.765%	5,000,000	4,956,225
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (a)(b)
04/15/19	0.517%	4,310,000	4,298,666
Mid-State Capital Corp. Trust Series 2006-1 Class A (a)
10/15/40	5.787%	1,458,627	1,562,837
Mid-State Trust VII Series 7 Class A (AMBAC)
10/15/36	6.340%	1,896,296	2,016,783
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (b)
07/20/43	1.257%	3,000,000	2,825,126
Mountain View Funding CLO Series 2007-3A Class A1 (a)(b)
04/16/21	0.532%	3,467,336	3,450,988
NRZ Advance Receivables Trust (a)
Series 2015-T1 Class AT1
08/15/46	2.315%	3,910,000	3,908,778
Series 2015-T3 Class AT3
11/15/46	2.540%	3,205,000	3,203,968
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3 (b)
04/25/37	0.471%	7,509,000	6,500,517
Navient Student Loan Trust (b)
Series 2014-2 Class A
03/25/43	0.861%	8,174,810	7,674,969
Series 2014-3 Class A
03/25/43	0.841%	8,232,049	7,741,017
Series 2014-4 Class A
03/25/43	0.841%	3,757,211	3,528,869
Series 2015-2 Class A3
11/26/40	0.791%	5,400,000	5,107,071

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Nelnet Student Loan Trust (a)(b)
Series 2012-5A Class A
10/27/36	0.821%	$2,795,795	$2,698,348
Series 2014-2A Class A1
06/25/21	0.501%	1,201,909	1,196,432
Series 2014-4A Class A2
11/25/43	1.171%	4,210,000	3,852,897
Series 2015-1A Class A
04/25/41	0.811%	9,250,667	8,977,734
Nelnet Student Loan Trust (b)
Series 2008-3 Class A4
11/25/24	2.043%	6,570,000	6,611,919
New York City Tax Lien Trust (a)
Series 2014-A Class A
11/10/27	1.030%	162,231	161,866
Series 2015-A Class A
11/10/28	1.340%	789,941	788,459
Nissan Auto Receivables Owner Trust
Series 2013-C Class A3
08/15/18	0.670%	2,014,468	2,010,732
Nissan Auto Receivables Owner Trust (b)
Series 2015-A Class A1
01/15/20	0.597%	6,655,000	6,645,903
OZLM VII Ltd. (a)(b)
Series 2014-7A Class A1B
07/17/26	1.805%	2,870,000	2,847,241
Series 2014-7A Class A2A
07/17/26	2.365%	2,025,000	1,988,234
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A (a)(b)
07/20/26	1.757%	2,720,000	2,692,542
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (a)(b)
04/15/26	1.841%	3,110,000	3,080,810
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(b)
11/14/26	1.682%	3,635,000	3,630,489
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1 (a)
09/17/46	2.537%	2,350,000	2,350,000
OneMain Financial Issuance Trust Series 2015-2A Class A (a)
07/18/25	2.570%	3,625,000	3,639,727
Option One Mortgage Loan Trust Series 2005-2 Class M1 (b)
05/25/35	0.881%	10,484,761	10,067,140
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF1 Class M2 (b)
12/25/34	1.241%	449,528	449,773
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 (a)
11/21/17	0.790%	933,755	931,945
Residential Asset Mortgage Products Trust Series 2006-RZ3 Class A3 (b)
08/25/36	0.511%	4,781,000	4,365,496

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

SG Mortgage Securities Trust Series 2005-OPT1 Class A3 (b)
10/25/35	0.571%	$1,443,618	$1,413,421
SLC Student Loan Trust Series 2006-2 Class A5 (b)
09/15/26	0.437%	4,000,000	3,836,814
SLM Private Education Loan Trust Series 2013-B Class A2B (a)(b)
06/17/30	1.297%	1,200,000	1,196,924
SLM Student Loan Trust (a)(b)
Series 2003-12 Class A5
09/15/22	0.617%	5,110,967	5,071,837
SLM Student Loan Trust (b)
Series 2004-8 Class B
01/25/40	0.780%	681,321	580,920
Series 2005-4 Class A3
01/25/27	0.440%	8,043,209	7,648,447
Series 2007-6 Class B
04/27/43	1.170%	995,740	831,571
Series 2008-2 Class B
01/25/29	1.520%	1,165,000	949,936
Series 2008-3 Class B
04/25/29	1.520%	1,165,000	951,453
Series 2008-4 Class A4
07/25/22	1.970%	4,250,000	4,276,584
Series 2008-4 Class B
04/25/29	2.170%	1,165,000	1,055,785
Series 2008-5 Class B
07/25/29	2.170%	1,165,000	1,080,063
Series 2008-6 Class B
07/25/29	2.170%	1,165,000	1,070,523
Series 2008-7 Class B
07/25/29	2.170%	1,165,000	1,015,446
Series 2008-8 Class B
10/25/29	2.570%	1,165,000	1,108,656
Series 2008-9 Class B
10/25/29	2.570%	1,165,000	1,120,523
Series 2011-1 Class A2
10/25/34	1.371%	3,285,000	3,222,851
Series 2012-7 Class A3
05/26/26	0.871%	4,000,000	3,865,598
Series 2013-2 Class A
09/25/26	0.671%	7,493,430	7,278,643
Series 2014-2 Class A1
07/25/19	0.471%	458,603	457,697
SMART ABS Series Trust Series 2015-3US Class A2B (b)
04/16/18	0.941%	2,035,000	2,034,976
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	816,737	823,271
Santander Drive Auto Receivables Trust
Series 2015-1 Class D
04/15/21	3.240%	3,140,000	3,127,999
Series 2015-2 Class D
04/15/21	3.020%	2,800,000	2,784,502

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Subordinated, Series 2015-3 Class D
05/17/21	3.490%	$2,300,000	$2,317,401
Santander Drive Auto Receivables Trust (b)
Series 2014-3 Class A2B
08/15/17	0.477%	33,514	33,514
Series 2015-2 Class A2B
09/17/18	0.647%	5,903,117	5,903,116
Scholar Funding Trust Series 2011-A Class A (a)(b)
10/28/43	1.223%	1,072,761	1,028,162
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%	508,931	504,052
Structured Asset Investment Loan Trust Series 2005-8 Class A4 (b)
10/25/35	0.941%	2,665,847	2,614,983
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	1.071%	3,400,481	3,313,623
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	731,307	724,644
Toyota Auto Receivables Owner Trust
Series 2014-A Class A3
12/15/17	0.670%	4,979,601	4,977,904
Series 2015-C Class A3
06/17/19	1.340%	455,000	454,822
Treman Park CLO Ltd. Series 2015-1A Class A (a)(b)
04/20/27	1.817%	2,250,000	2,231,312
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (a)(b)
06/25/54	3.125%	61,925	61,883
USAA Auto Owner Trust Series 2015-1 Class A2
03/15/18	0.820%	3,090,000	3,087,161
Venture XI CLO Ltd. Series 2012-11A Class AR (a)(b)
11/14/22	1.662%	4,350,000	4,330,682
Volkswagen Auto Lease Trust Series 2015-A Class A2B (b)
06/20/17	0.527%	1,247,944	1,243,929
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A3
08/21/17	0.560%	244,491	244,312
Series 2013-2 Class A3
04/20/18	0.700%	2,559,006	2,553,214
Voya CLO Ltd. Series 2014-2A Class A1 (a)(b)
07/17/26	1.765%	5,000,000	4,954,655
WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3 (b)
01/25/37	0.371%	6,122,846	3,411,977

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Wachovia Student Loan Trust Series 2006-1 Class A6 (a)(b)
04/25/40	0.490%	$9,000,000	$7,966,324
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (a)
05/15/17	0.700%	79,234	79,241
Wheels SPV 2 LLC Series 2015-1A Class A2 (a)
04/22/24	1.270%	1,500,000	1,502,341
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	2,150,000	2,159,576
Series 2015-B Class A
06/17/24	2.550%	5,030,000	5,071,437
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	2,280,000	2,277,312
World Omni Automobile Lease Securitization Trust (b)
Series 2015-A Class A2B
05/15/18	0.577%	1,360,000	1,358,998
Total Asset-Backed Securities - Non-Agency (Cost: $588,264,885)			$588,534,895

Inflation-Indexed Bonds 2.7%

United States 2.7%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	3,956,223	3,936,545
07/15/16	2.500%	2,332,895	2,374,085
04/15/17	0.125%	16,876,997	16,854,804
04/15/19	0.125%	10,357,794	10,327,715
01/15/22	0.125%	315,390	307,965
07/15/22	0.125%	1,862,478	1,820,233
01/15/24	0.625%	12,237,360	12,215,370
07/15/24	0.125%	16,730,060	16,041,032
01/15/25	0.250%	27,260,092	26,272,977
07/15/25	0.375%	386,301	377,816
02/15/43	0.625%	5,733,568	4,947,891
02/15/44	1.375%	28,673,662	29,756,379
02/15/45	0.750%	16,394,714	14,571,441
Total			139,804,253
Total Inflation-Indexed Bonds (Cost: $145,094,786)			$139,804,253

U.S. Treasury Obligations 16.7%

U.S. Treasury
04/15/16	0.250%	62,931,000	62,903,940
05/15/16	0.250%	18,750,000	18,734,625
10/31/17	0.750%	121,057,000	120,640,867
11/30/17	0.875%	44,755,000	44,702,547
03/15/18	1.000%	15,000,000	14,981,250
04/30/18	0.625%	800,000	791,218
09/15/18	1.000%	21,000,000	20,889,267
11/15/18	1.250%	4,928,000	4,931,080
09/30/19	1.000%	4,000,000	3,930,936

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

10/31/19	1.500%	$18,400,000	$18,417,259
12/31/19	1.625%	4,200,000	4,217,556
01/31/20	1.250%	9,000,000	8,893,476
03/31/20	1.375%	12,000,000	11,895,000
06/30/20	1.625%	10,000,000	9,998,437
08/31/20	1.375%	430,000	424,827
09/30/20	1.375%	8,920,000	8,802,925
10/31/20	1.375%	78,430,000	77,376,097
11/30/20	1.625%	76,810,900	76,702,885
10/31/21	2.000%	5,350,000	5,390,334
05/31/22	1.875%	320,000	318,400
08/31/22	1.875%	2,030,000	2,016,123
09/30/22	1.750%	1,470,000	1,447,721
11/30/22	2.000%	5,863,000	5,864,372
05/15/24	2.500%	500,000	513,535
08/15/24	2.375%	11,850,000	12,035,156
02/15/25	2.000%	17,990,000	17,666,036
05/15/25	2.125%	630,000	624,635
08/15/25	2.000%	94,750,000	92,858,695
11/15/25	2.250%	37,257,900	37,364,160
02/15/36	4.500%	2,700,000	3,476,776
05/15/43	2.875%	9,900,000	9,677,250
11/15/43	3.750%	13,500,000	15,593,026
05/15/44	3.375%	1,890,000	2,033,670
08/15/44	3.125%	2,110,000	2,163,161
11/15/44	3.000%	2,500,000	2,498,730
02/15/45	2.500%	265,000	238,500
08/15/45	2.875%	101,779,700	99,286,912
U.S. Treasury (i)
STRIPS
05/15/43	0.000%	33,927,000	14,377,720
U.S. Treasury (k)
04/30/17	0.875%	35,000,000	35,024,605
Total U.S. Treasury Obligations (Cost: $869,350,653)			$869,703,709

U.S. Government & Agency Obligations 2.2%

Federal Farm Credit Banks
10/22/25	2.730%	3,855,000	3,743,964
Federal Home Loan Banks (b)
06/28/30	1.250%	10,395,000	10,384,179
Federal National Mortgage Association
02/12/18	8.950%	9,612,000	11,253,259
Government National Mortgage Association (d)
12/17/45	3.500%	61,825,000	64,569,696
Residual Funding Corp. (i)
STRIPS
10/15/19	0.000%	8,380,000	7,825,956
01/15/21	0.000%	10,096,000	9,075,345
01/15/30	0.000%	9,126,000	5,854,822
04/15/30	0.000%	1,340,000	850,561

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)

U.S. Treasury
08/31/21	2.000%	$500,000	$504,414
Total U.S. Government & Agency Obligations (Cost: $113,979,717)			$114,062,196

Foreign Government Obligations(l) 1.5%

Argentina —%
Argentina Republic Government International Bond (e)
12/31/33	0.000%	168,245	183,807
12/31/33	0.000%	532,774	596,708
City of Buenos Aires (a)
02/19/21	8.950%	200,000	211,500
Provincia de Buenos Aires (a)
01/26/21	10.875%	400,000	429,400
Total			1,421,415

Armenia —%
Armenia International Bond (a)
09/30/20	6.000%	200,000	196,250
03/26/25	7.150%	200,000	197,500
Total			393,750

Brazil 0.2%
Banco Nacional de Desenvolvimento Economico e Social (a)
06/10/19	6.500%	100,000	101,000
Brazilian Government International Bond
01/17/17	6.000%	4,000,000	4,140,000
01/22/21	4.875%	1,100,000	1,078,000
01/20/34	8.250%	923,000	987,610
01/07/41	5.625%	904,000	723,200
Caixa Economica Federal (a)
11/07/22	3.500%	150,000	123,000
Petrobras Global Finance BV
03/01/18	5.875%	100,000	91,250
03/15/19	7.875%	200,000	185,700
01/20/20	5.750%	100,000	83,345
05/20/23	4.375%	1,950,000	1,360,125
Total			8,873,230

Chile —%
Chile Government International Bond
10/30/22	2.250%	730,000	704,450
Corporacion Nacional del Cobre de Chile (a)
11/04/44	4.875%	200,000	166,781
Empresa Nacional del Petroleo (a)
08/10/20	5.250%	100,000	105,036
Total			976,267

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)

China —%
Bank of China Ltd. (a)
Subordinated
11/13/24	5.000%	$200,000	$208,293
11/13/24	5.000%	200,000	208,293
Total			416,586

Colombia 0.1%
Colombia Government International Bond
07/12/21	4.375%	700,000	715,050
01/18/41	6.125%	1,789,000	1,817,764
06/15/45	5.000%	600,000	525,000
Corporación Andina de Fomento
06/04/19	8.125%	1,400,000	1,659,725
06/15/22	4.375%	400,000	430,288
Ecopetrol SA
09/18/18	4.250%	150,000	152,625
Total			5,300,452

Croatia 0.1%
Croatia Government International Bond (a)
07/14/20	6.625%	200,000	217,200
01/26/24	6.000%	1,200,000	1,272,000
01/26/24	6.000%	300,000	318,000
Hrvatska Elektroprivreda (a)
10/23/22	5.875%	200,000	204,516
Total			2,011,716

Dominican Republic —%
Dominican Republic International Bond (a)
05/06/21	7.500%	100,000	108,000
01/27/25	5.500%	100,000	98,000
Total			206,000

Ecuador —%
Ecuador Government International Bond (a)
06/20/24	7.950%	200,000	153,000

Egypt —%
Egypt Government International Bond (a)
04/30/40	6.875%	150,000	122,655

El Salvador —%
El Salvador Government International Bond (a)
02/01/41	7.625%	500,000	443,750

France 0.3%
Electricite de France SA (a)
01/27/40	5.600%	1,500,000	1,605,536
10/13/55	5.250%	10,041,000	9,650,164

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)

France (continued)
Electricite de France SA (a)(b)
Junior Subordinated
12/31/49	5.625%	$2,700,000	$2,626,290
Total			13,881,990

Gabon —%
Gabon Government International Bond (a)
06/16/25	6.950%	200,000	172,750

Ghana —%
Ghana Government International Bond (a)
10/04/17	8.500%	220,000	221,574
08/07/23	7.875%	200,000	170,300
Total			391,874

Hungary 0.1%
Hungary Government International Bond
02/19/18	4.125%	70,000	73,150
03/29/21	6.375%	546,000	625,580
Magyar Export-Import Bank Zrt. (a)
01/30/20	4.000%	1,200,000	1,217,492
Total			1,916,222

Indonesia —%
Indonesia Government International Bond (a)
03/04/19	11.625%	200,000	252,950
04/15/23	3.375%	500,000	467,343
10/17/23	5.375%	200,000	210,433
04/15/43	4.625%	200,000	174,983
PT Pertamina Persero (a)
05/20/43	5.625%	250,000	203,733
05/30/44	6.450%	200,000	180,750
Total			1,490,192

Iraq —%
Iraq International Bond (a)
01/15/28	5.800%	250,000	180,625

Ivory Coast —%
Ivory Coast Government International Bond (a)
07/23/24	5.375%	200,000	180,750

Jamaica —%
Jamaica Government International Bond
04/28/28	6.750%	200,000	202,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)

Kazakhstan —%
KazMunayGas National Co. JSC (a)
04/30/23	4.400%	$200,000	$186,000
Kazakhstan Government International Bond (a)
07/21/25	5.125%	500,000	505,775
10/14/44	4.875%	200,000	172,000
Total			863,775

Lebanon —%
Lebanon Government International Bond (a)
02/26/30	6.650%	400,000	379,808

Lithuania —%
Republic of Lithuania (a)
02/11/20	7.375%	600,000	714,199

Malaysia —%
Petronas Capital Ltd. (a)
03/18/45	4.500%	100,000	96,850

Mexico 0.3%
Comision Federal de Electricidad (a)
01/15/24	4.875%	200,000	201,250
Mexico Government International Bond
01/21/21	3.500%	600,000	611,100
03/15/22	3.625%	1,974,000	1,993,740
01/30/25	3.600%	200,000	197,600
01/11/40	6.050%	160,000	179,600
03/08/44	4.750%	5,667,000	5,326,980
Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,425,558
06/15/38	6.625%	50,000	47,250
Petroleos Mexicanos
07/18/18	3.500%	55,000	55,394
Petroleos Mexicanos (a)
01/15/25	4.250%	300,000	281,850
01/23/26	4.500%	300,000	283,182
Total			15,603,504

Morocco —%
OCP SA (a)
04/25/24	5.625%	500,000	507,190
10/22/25	4.500%	200,000	187,000
Total			694,190

Netherlands —%
Petrobras Global Finance BV
03/17/17	3.250%	80,000	74,800
03/17/20	3.214%	30,000	22,950

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)

Netherlands (continued)
05/20/43	5.625%	$220,000	$139,718
Total			237,468

Nigeria —%
Africa Finance Corp. (a)
04/29/20	4.375%	200,000	201,000

Pakistan —%
Pakistan Government International Bond (a)
12/03/19	6.750%	200,000	204,406

Panama —%
Panama Government International Bond
01/30/20	5.200%	630,000	682,762
03/16/25	3.750%	200,000	197,500
Total			880,262

Paraguay —%
Republic of Paraguay (a)
08/11/44	6.100%	200,000	196,500

Peru —%
Corporacion Financiera de Desarrollo SA (a)
07/15/19	3.250%	200,000	199,800
07/15/19	3.250%	920,000	919,080
Peruvian Government International Bond
11/18/50	5.625%	450,000	474,750
Total			1,593,630

Philippines 0.1%
Philippine Government International Bond
01/15/21	4.000%	300,000	325,019
01/21/24	4.200%	900,000	980,670
01/15/32	6.375%	200,000	257,922
10/23/34	6.375%	275,000	363,945
Power Sector Assets & Liabilities Management Corp (a)
12/02/24	7.390%	250,000	323,125
Total			2,250,681

Qatar —%
Nakilat, Inc. (a)
12/31/33	6.067%	1,164,000	1,305,426

Romania —%
Romanian Government International Bond (a)
08/22/23	4.375%	150,000	157,647

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)

Romania (continued)
01/22/24	4.875%	$850,000	$921,988
Total			1,079,635

Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA (a)
08/16/37	7.288%	200,000	204,532
Russian Agricultural Bank OJSC Via RSHB Capital SA (a)
07/25/18	5.100%	200,000	200,000
Russian Foreign Bond - Eurobond (a)
04/29/20	5.000%	400,000	419,200
04/04/22	4.500%	1,200,000	1,234,560
04/04/42	5.625%	200,000	200,500
Total			2,258,792

Senegal —%
Senegal Government International Bond (a)
07/30/24	6.250%	200,000	184,750

Serbia —%
Serbia International Bond (a)
02/25/20	4.875%	550,000	566,588

South Africa —%
Eskom Holdings SOC Ltd. (a)
01/26/21	5.750%	200,000	189,900
South Africa Government International Bond
01/17/24	4.665%	650,000	653,380
Total			843,280

South Korea —%
Export-Import Bank of Korea
12/30/20	2.625%	200,000	201,004
Korea Development Bank (The)
09/14/22	3.000%	200,000	201,121
Total			402,125

Sri Lanka —%
Sri Lanka Government International Bond (a)
01/14/19	6.000%	850,000	844,568

Trinidad and Tobago —%
Petroleum Co. of Trinidad & Tobago Ltd. (a)
08/14/19	9.750%	100,000	108,375

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)

Turkey 0.1%
Hazine Mustesarligi Varlik Kiralam AS (a)
10/10/18	4.557%	$1,150,000	$1,188,329
Turkey Government International Bond
03/23/23	3.250%	600,000	551,250
04/14/26	4.250%	500,000	473,750
Total			2,213,329

Ukraine —%
Ukraine Government International Bond (a)
09/01/20	7.750%	165,000	159,258
05/31/40	0.000%	40,000	18,608
Total			177,866

United Arab Emirates —%
DP World Ltd. (a)
07/02/37	6.850%	300,000	304,500
Emirate of Dubai Government Bonds (a)
01/30/43	5.250%	200,000	170,540
Total			475,040

United Kingdom 0.1%
Lloyds Banking Group PLC Junior Subordinated (b)
12/31/49	7.500%	3,161,000	3,401,236

Uruguay —%
Uruguay Government International Bond
10/27/27	4.375%	200,000	198,000
06/18/50	5.100%	200,000	178,000
Total			376,000

Venezuela —%
Petroleos de Venezuela SA (a)
11/02/17	8.500%	266,667	166,400
Venezuela Government International Bond (a)
05/07/23	9.000%	350,000	144,375
04/21/25	7.650%	350,000	138,250
03/31/38	7.000%	850,000	314,500
Total			763,525

Vietnam —%
Vietnam Government International Bond (a)
01/29/20	6.750%	100,000	110,219

Virgin Islands —%
Franshion Brilliant Ltd. (a)
03/19/19	5.750%	400,000	425,497

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)

Virgin Islands (continued)
Huarong Finance II Co., Ltd. (a)
01/16/20	4.500%	$1,060,000	$1,096,443
Total			1,521,940

Zambia —%
Zambia Government International Bond (a)
07/30/27	8.970%	200,000	172,750
Total Foreign Government Obligations (Cost: $81,764,806)			$79,456,941

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%

California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	$655,000	$789,183
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/40	7.625%	800,000	1,177,648
Taxable-Various Purpose
Series 2010
03/01/19	6.200%	2,700,000	3,069,657
Total			5,036,488
Illinois 0.1%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	425,000	488,946
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	535,000	592,930
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	1,240,000	1,211,393
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	945,000	1,006,992

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Illinois (continued)
State of Illinois Revenue Bonds Taxable Sales Tax Series 2013
06/15/28	3.350%	$2,500,000	$2,329,200
Total			5,629,461
Kentucky 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	3,464,634	3,519,445

New York 0.1%
City of New York Unlimited General Obligation Bonds Series 2010 (BAM)
03/01/36	5.968%	3,100,000	3,838,792
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	2,650,000	2,738,536
Total			6,577,328
Ohio 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	2,160,000	2,288,974

Puerto Rico —%
Puerto Rico Sales Tax Financing Corp. (m)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	500,000	308,765
1st Subordinated Series 2009A-1
08/01/43	5.250%	1,575,000	653,735
1st Subordinated Series 2009B
08/01/44	6.500%	285,000	125,420
1st Subordinated Series 2010C
08/01/41	5.250%	2,160,000	896,616
Total			1,984,536
Total Municipal Bonds (Cost: $25,636,626)			$25,036,232

Issuer	Coupon Rate	Shares	Value

Preferred Debt 0.2%

Banking 0.2%
HSBC Holdings PLC
12/31/49	8.000%	46,285	$1,186,285
M&T Bank Corp. (b)
12/31/49	6.375%	2,703	2,863,828
12/31/49	6.375%	435	471,975
State Street Corp. (b)
12/31/49	5.900%	39,555	1,081,829
U.S. Bancorp (b)
12/31/49	6.500%	70,150	2,037,156
Total			7,641,073
Brokerage/Asset Managers/Exchanges —%
Merrill Lynch Capital Trust I (b)
12/15/66	6.450%	40,000	1,031,200

Building Materials —%
Stanley Black & Decker, Inc.
07/25/52	5.750%	90,250	2,340,183

Property & Casualty —%
Allstate Corp. (The) (b)
01/15/53	5.100%	42,755	1,100,941

Total Preferred Debt (Cost: $11,826,717)			$12,113,397

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.3%

Electric 0.1%
Calpine Corp. Term Loan (b)(n)
05/27/22	3.500%	$2,992,500	$2,910,685

Environmental —%
STI Infrastructure SARL Term Loan (b)(n)
08/22/20	6.250%	673,372	606,035

Gaming 0.1%
Golden Nugget, Inc. (b)(n)
Term Loan
11/21/19	5.500%	285,750	284,321
11/21/19	5.500%	666,749	663,416

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)
Twin River Management Group, Inc. Term Loan (b)(n)
07/10/20	5.250%	$1,426,788	$1,426,788
Total			2,374,525

Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(n)
03/20/20	8.500%	90,000	89,775
U.S. Renal Care, Inc. 2nd Lien Term Loan (b)(n)
01/03/20	11.250%	193,000	193,000
Total			282,775

Independent Energy 0.1%
EMG Utica LLC Term Loan (b)(n)
03/27/20	4.750%	1,296,737	1,215,691
MEG Energy Corp. Term Loan (b)(n)
03/31/20	3.750%	1,469,478	1,378,561
Total			2,594,252

Midstream —%
Power Buyer LLC 1st Lien Term Loan (b)(n)
05/06/20	4.250%	1,376,519	1,342,106

Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (b)(n)
07/25/21	5.500%	1,481,250	840,076

Other Industry —%
GIM Channelview Cogeneration LLC Term Loan (b)(n)
05/08/20	4.250%	806,833	669,672

Pharmaceuticals —%
Concordia Healthcare Corp. Term Loan (b)(d)(n)
10/21/21	5.250%	145,000	138,040

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (b)(n)
08/21/20	5.750%	$148,000	$148,432

Technology —%
Applied Systems, Inc. 2nd Lien Term Loan (b)(n)
01/24/22	7.500%	15,000	14,381
First Data Corp. Term Loan (b)(n)
09/24/18	3.712%	1,500,000	1,484,370
Riverbed Technology, Inc. Term Loan (b)(n)
04/25/22	6.000%	137,131	136,720
Total			1,635,471

Transportation Services —%
OSG International, Inc. Term Loan (b)(n)
08/05/19	5.750%	1,481,250	1,471,992

Wirelines —%
Level 3 Financing, Inc. Tranche B3 Term Loan (b)(n)
08/01/19	4.000%	1,500,000	1,497,000

Total Senior Loans (Cost: $17,676,193)			$16,511,061

Issuer		Shares	Value

Common Stocks —%

ENERGY —%
Oil, Gas & Consumable Fuels —%
Lone Pine Resources Canada Ltd. (c)(g)(o)		3,118	$3,617
Lone Pine Resources, Inc., Class A (c)(f)(g)(o)		3,118	—
Total			3,617
TOTAL ENERGY			3,617

Total Common Stocks (Cost: $7,499)			$3,617

		Shares	Value

Exchange-Traded Funds —%

iShares JP Morgan USD Emerging Markets Bond ETF		17,000	$1,842,630

Total Exchange-Traded Funds (Cost: $1,851,553)			$1,842,630

Fixed-Income Funds 0.8%

INVESTMENT GRADE 0.8%
Columbia Mortgage Opportunities Fund, Class I Shares(p)		4,342,176	42,423,063

Total Fixed-Income Funds (Cost: $43,244,265)			$42,423,063

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills —%

UNITED STATES —%
U.S. Treasury Bills (k)
01/07/16	0.050%	$530,000	$529,974
02/25/16	0.180%	270,000	269,884
Total			799,858
Total Treasury Bills (Cost: $799,973)			$799,858

		Shares	Value

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 0.184% (p)(q)		219,338,723	$219,338,723

Total Money Market Funds (Cost: $219,338,723)			$219,338,723

Total Investments
(Cost: $5,513,460,196) (r)			$5,496,217,439(s)
Other Assets & Liabilities, Net			(278,633,780)
Net Assets			$5,217,583,659

At November 30, 2015, securities totaling $13,974,942 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	54	USD	6,827,625	03/2016	137	—
US 2YR NOTE (CBT)	980	USD	213,195,938	03/2016	—	(109,048)
US 5YR NOTE (CBT)	916	USD	108,710,594	03/2016	78,718	—
US 5YR NOTE (CBT)	1,230	USD	145,976,016	03/2016	52,733	—
US 5YR NOTE (CBT)	408	USD	48,421,313	03/2016	35,836	—
US 5YR NOTE (CBT)	203	USD	24,091,977	03/2016	17,037	—
US ULTRA BOND (CBT)	371	USD	58,780,313	03/2016	140,038	—
Total			606,003,776		324,499	(109,048)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(22)	USD	(2,781,625)	03/2016	—	(10,435)
US 10YR NOTE (CBT)	(2,753)	USD	(348,082,438)	03/2016	—	(1,059,112)
US 2YR NOTE (CBT)	(54)	USD	(11,747,531)	03/2016	2,429	—
US LONG BOND(CBT)	(219)	USD	(33,726,000)	03/2016	—	(162,322)
US LONG BOND(CBT)	(29)	USD	(4,466,000)	03/2016	—	(26,333)
US ULTRA BOND (CBT)	(100)	USD	(15,843,750)	03/2016	—	(121,274)
Total			(416,647,344)		2,429	(1,379,476)

Credit Default Swap Contracts Outstanding at November 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Electricite de France SA	12/20/2020	1.000	800,000	(7,963)	4,217	(1,578)	—	(5,324)
Barclays	Electricite de France SA	12/20/2020	1.000	800,000	(7,963)	2,300	(1,578)	—	(7,241)
Barclays	Electricite de France SA	12/20/2020	1.000	805,000	(8,013)	1,925	(1,588)	—	(7,676)
Barclays	Xerox Corp.	12/20/2020	1.000	1,600,000	63,249	(52,692)	(3,156)	7,401	—
Citi	Campbell Soup Co.	09/20/2020	1.000	2,720,000	(79,599)	51,041	(5,364)	—	(33,922)
Citi	D.R. Horton, Inc.	12/20/2020	1.000	4,630,000	101,167	(121,984)	(9,131)	—	(29,948)
Citi	Energy Transfer Partners, LP	12/20/2020	1.000	1,615,000	125,158	(105,036)	(3,185)	16,937	—
Citi	Home Depot, Inc.	09/20/2020	1.000	18,530,000	(708,213)	615,009	(36,545)	—	(129,749)
Citi	International Business Machines Corp.	06/20/2020	1.000	1,535,000	(36,349)	34,285	(3,027)	—	(5,091)
Citi	Kinder Morgan, Inc.	12/20/2020	1.000	1,615,000	222,471	(148,112)	(3,185)	71,174	—
Citi	Markit CDX Emerging Markets Index, Series 24 Version 1	12/20/2020	1.000	6,213,200	637,388	(769,850)	(12,254)	—	(144,716)
Citi	Marriott International, Inc.	06/20/2020	1.000	6,605,000	(160,716)	153,532	(13,027)	—	(20,211)
Citi	McDonald’s Corp.	12/20/2020	1.000	4,750,000	(133,416)	127,059	(9,368)	—	(15,725)
Citi	Morgan Stanley	12/20/2020	1.000	4,250,000	(27,865)	12,203	(8,382)	—	(24,044)
Citi	Nordstrom, Inc.	12/20/2020	1.000	1,575,000	(10,772)	35,834	(3,106)	21,956	—
Citi	Toll Brothers, Inc.	9/20/2020	1.000	1,795,000	49,571	(35,862)	(3,540)	10,169	—
Citi	Viacom, Inc.	12/20/2020	1.000	2,400,000	81,429	(122,573)	(4,733)	—	(45,877)
Citi	Viacom, Inc.	12/20/2020	1.000	2,395,000	81,259	(102,362)	(4,723)	—	(25,826)
Citi	Yum! Brands, Inc.	12/20/2020	1.000	1,610,000	87,290	(129,519)	(3,175)	—	(45,404)
Goldman Sachs International	Bank of America Corp.	06/20/2020	1.000	12,565,000	(183,311)	163,436	(24,781)	—	(44,656)
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	3,100,000	(40,823)	7,396	(6,114)	—	(39,541)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Barclays Bank, PLC	06/20/2020	1.000	7,850,000	(169,467)	105,753	(15,482)	—	(79,196)
Goldman Sachs International	Beazer Homes USA, Inc.	06/20/2020	5.000	3,625,000	196,839	48,181	(35,747)	209,273	—
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	3,100,000	(25,630)	(7,365)	(6,114)	—	(39,109)
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	8,100,000	(66,970)	73,543	(15,975)	—	(9,402)
Goldman Sachs International	ConocoPhillips	09/20/2020	1.000	1,555,000	(24,736)	14,911	(3,067)	—	(12,892)
Goldman Sachs International	ConocoPhillips	12/20/2020	1.000	6,445,000	(96,294)	93,405	(12,711)	—	(15,600)
Goldman Sachs International	Costco Wholesale Corp.	12/20/2020	1.000	1,580,000	(59,252)	55,801	(3,116)	—	(6,567)
Goldman Sachs International	Eaton Corp. PLC	06/20/2020	1.000	1,535,000	(36,023)	29,579	(3,027)	—	(9,471)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	3,980,000	(39,616)	26,733	(7,849)	—	(20,732)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	1,590,000	(15,826)	9,134	(3,136)	—	(9,828)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	3,225,000	(32,101)	17,759	(6,360)	—	(20,702)
Goldman Sachs International	Markit CDX Emerging Markets Index, Series 24 Version 1	12/20/2020	1.000	4,659,900	478,041	(572,877)	(9,190)	—	(104,026)
Goldman Sachs International	McDonald’s Corp.	12/20/2020	1.000	5,755,000	(161,644)	159,674	(11,350)	—	(13,320)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	7,130,000	(46,748)	(16,939)	(14,062)	—	(77,749)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	2,795,000	(18,326)	(9,297)	(5,512)	—	(33,135)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	3,180,000	(20,850)	(18,107)	(6,272)	—	(45,229)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	4,375,000	(28,685)	35,511	(8,628)	—	(1,802)
Goldman Sachs International	Textron, Inc.	09/20/2020	1.000	7,090,000	(82,176)	30,321	(13,983)	—	(65,838)
Goldman Sachs International	Xerox Corp.	12/20/2020	1.000	2,400,000	94,873	(75,808)	(4,733)	14,332	—
Goldman Sachs International	Yum! Brands, Inc.	12/20/2020	1.000	2,395,000	129,850	(72,390)	(4,723)	52,737	—
JPMorgan	Bank of America Corp.	12/20/2020	1.000	3,965,000	(52,214)	9,470	(7,820)	—	(50,564)
JPMorgan	Barclays Bank, PLC	12/20/2020	1.000	2,415,000	51,211	(51,683)	(4,763)	—	(5,235)
JPMorgan	Campbell Soup Co.	12/20/2020	1.000	4,725,000	(140,002)	112,438	(9,319)	—	(36,883)
JPMorgan	Citigroup, Inc.	09/20/2020	1.000	6,255,000	(59,616)	8,510	(12,336)	—	(63,442)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	3,965,000	(32,782)	(7,547)	(7,820)	—	(48,149)
JPMorgan	ConocoPhillips	09/20/2020	1.000	2,320,000	(36,905)	41,458	(4,576)	—	(23)
JPMorgan	D.R. Horton, Inc.	12/20/2020	1.000	9,245,000	202,005	(223,897)	(18,233)	—	(40,125)
JPMorgan	Energy Transfer Partners, LP	09/20/2020	1.000	2,320,000	160,577	(85,769)	(4,576)	70,232	—
JPMorgan	Goldman Sachs Group, Inc.	06/20/2015	1.000	3,895,000	(28,392)	(9,263)	(7,682)	—	(45,337)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	3,175,000	(23,144)	(10,561)	(6,262)	—	(39,967)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	9,160,000	(66,771)	4,373	(18,066)	—	(80,464)
JPMorgan	International Business Machines Corp.	12/20/2020	1.000	1,610,000	(36,837)	32,050	(3,175)	—	(7,962)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	L Brands, Inc.	06/20/2020	1.000	7,430,000	166,292	(121,844)	(14,654)	29,794	—
JPMorgan	Markit CDX Emerging Markets Index, Series 24 Version 1	12/20/2020	1.000	4,659,900	478,041	(570,621)	(9,190)	—	(101,770)
JPMorgan	McDonald’s Corp.	12/20/2020	1.000	3,200,000	(89,880)	89,354	(6,311)	—	(6,837)
JPMorgan	McDonald’s Corp.	12/20/2020	1.000	1,620,000	(45,502)	44,031	(3,195)	—	(4,666)
JPMorgan	Toll Brothers, Inc.	09/20/2020	1.000	7,075,000	195,386	(156,878)	(13,953)	24,555	—
JPMorgan	Weatherford International PLC	12/20/2020	1.000	2,375,000	533,226	(478,283)	(4,684)	50,259	—
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	805,000	43,645	(59,155)	(1,588)	—	(17,098)
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	485,000	26,295	(36,644)	(957)	—	(11,306)
Morgan Stanley	Electricite de France SA	12/20/2020	1.000	3,250,000	(32,349)	20,178	(6,410)	—	(18,581)
Morgan Stanley	General Mills, Inc.	06/20/2020	1.000	1,535,000	(49,958)	46,912	(3,027)	—	(6,073)
Morgan Stanley	Goldman Sachs Group, Inc.	09/20/2020	1.000	9,845,000	(83,847)	44,544	(19,417)	—	(58,720)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	1,910,000	(13,923)	(9,973)	(3,767)	—	(27,663)
Morgan Stanley	Newmont Mining Corp.	06/20/2020	1.000	1,535,000	100,174	(12,668)	(3,027)	84,479	—
Morgan Stanley	Nucor Corp.	09/20/2020	1.000	4,980,000	(20,005)	54,142	(9,822)	24,315	—
Morgan Stanley	Textron, Inc.	09/20/2020	1.000	1,950,000	(22,601)	16,009	(3,846)	—	(10,438)
Morgan Stanley	Time Warner, Inc.	09/20/2020	1.000	1,545,000	(26,526)	21,214	(3,047)	—	(8,359)
Morgan Stanley	Time Warner, Inc.	12/20/2020	1.000	2,400,000	(38,249)	20,812	(4,733)	—	(22,170)
Morgan Stanley	Viacom, Inc.	09/20/2020	1.000	1,545,000	42,778	(73,401)	(3,047)	—	(33,670)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25 Version 1	12/20/2020	5.000	75,913,397	(958,890)	—	(748,590)	—	(1,707,480)
Total								687,613	(3,642,531)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	FedEx Corp.	06/20/2020	1.000	0.441%	1,535,000	38,311	(34,307)	3,027	7,031	—
Goldman Sachs International	Barrick Gold Corp.	06/20/2020	1.000	3.411%	1,535,000	(153,722)	38,583	3,027	—	(112,112)
Goldman Sachs International	Canadian Natural Resources Ltd.	06/20/2020	1.000	1.560%	1,535,000	(37,371)	(9,205)	3,027	—	(43,549)
Morgan Stanley	Mondelez International, Inc.	06/20/2020	1.000	0.351%	1,535,000	44,608	(46,772)	3,027	863	—
Total									7,894	(155,661)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2015, the value of these securities amounted to $878,960,748 or 16.85% of net assets.

(b)	Variable rate security.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $3,351,865, which represents 0.06% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Afren PLC
12/09/20 0.000%	11-26-2013	195,167
Chaparral Energy, Inc.
10/01/20 9.875%	04-24-2012	78,488
Jo-Ann Stores Holdings, Inc. PIK
10/15/19 9.750%	10-09-2012 - 07-02-2013	201,239
Legacy Reserves LP/Finance Corp.
12/01/21 6.625%	05-08-2014 - 08-12-2014	376,568
Lone Pine Resources Canada Ltd.
02/15/17 10.375%	02-05-2014	—
Lone Pine Resources, Inc., Class A
	02-05-2014	—
Lone Pine Resources Canada Ltd.
	02-05-2014	7,499
RALI Trust
01/25/37 0.166%	05-07-2012	430,319
RALI Trust
12/25/36 0.419%	05-04-2012	934,567
RALI Trust
07/25/36 0.612%	05-09-2012	792,103
UCI International, Inc.
02/15/19 8.625%	04-25-2012 - 06-12-2013	379,615

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2015, the value of these securities amounted to $834,923, which represents 0.02% of net assets.

(f)	Negligible market value.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $3,617, which represents less than 0.01% of net assets.

(h)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Principal and interest may not be guaranteed by the government.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2015, the value of these securities amounted to $1,984,536 or 0.04% of net assets.

(n)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(o)	Non-income producing investment.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	360,589,788	553,712,946	(694,964,011)	219,338,723	128,484	219,338,723
Columbia Mortgage Opportunites Fund, Class I Shares	32,906,862	10,337,403	—	43,244,265	343,163	42,423,063
Total	393,496,650	564,050,349	(694,964,011)	262,582,988	471,647	261,761,786

(q)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(r)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $5,513,460,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$54,610,000
Unrealized Depreciation	(71,853,000)
Net Unrealized Depreciation	$(17,243,000)

(s)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,857,577,431	—	1,857,577,431
Residential Mortgage-Backed Securities - Agency	—	1,023,198,183	—	1,023,198,183
Residential Mortgage-Backed Securities - Non-Agency	—	195,894,925	3,436,379	199,331,304
Commercial Mortgage-Backed Securities - Agency	—	86,881,305	—	86,881,305
Commercial Mortgage-Backed Securities - Non-Agency	—	190,730,794	—	190,730,794
Asset-Backed Securities - Agency	—	28,867,847	—	28,867,847
Asset-Backed Securities - Non-Agency	—	580,275,347	8,259,548	588,534,895
Inflation-Indexed Bonds	—	139,804,253	—	139,804,253
U.S. Treasury Obligations	855,325,989	14,377,720	—	869,703,709
U.S. Government & Agency Obligations	504,414	113,557,782	—	114,062,196
Foreign Government Obligations	—	79,456,941	—	79,456,941
Municipal Bonds	—	25,036,232	—	25,036,232
Preferred Debt	12,113,397	—	—	12,113,397
Senior Loans	—	14,240,034	2,271,027	16,511,061
Common Stocks
Energy	—	—	3,617	3,617
Exchange-Traded Funds	1,842,630	—	—	1,842,630
Fixed-Income Funds	42,423,063	—	—	42,423,063
Treasury Bills	799,858	—	—	799,858
Money Market Funds	—	219,338,723	—	219,338,723
Total Investments	913,009,351	4,569,237,517	13,970,571	5,496,217,439
Derivatives
Assets
Futures Contracts	326,928	—	—	326,928
Swap Contracts	—	695,507	—	695,507
Liabilities
Futures Contracts	(1,488,524)	—	—	(1,488,524)
Swap Contracts	—	(3,798,192)	—	(3,798,192)
Total	911,847,755	4,566,134,832	13,970,571	5,491,953,158

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

Portfolio of Investments

Active Portfolios® Multi-Manager Small Cap Equity Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 9.7%
Auto Components 2.2%
Cooper Tire & Rubber Co.	71,546	$3,004,216
Cooper-Standard Holding, Inc.	15,925	1,177,494
Dana Holding Corp.	125,759	2,067,478
Dorman Products, Inc. (a)	170,025	8,113,593
Motorcar Parts of America, Inc. (a)	45,782	1,834,027
Tenneco, Inc. (a)	49,000	2,640,120
Tower International, Inc. (a)	390,460	11,971,504
Visteon Corp.	15,937	1,911,006
Total		32,719,438
Automobiles 0.4%
Thor Industries, Inc.	90,329	5,231,856
Diversified Consumer Services 1.3%
American Public Education, Inc.	22,124	514,826
Chegg, Inc.	237,208	1,722,130
Grand Canyon Education, Inc. (a)	132,100	5,233,802
K12, Inc.	100,009	1,014,091
Nord Anglia Education, Inc. (a)	111,200	2,360,776
ServiceMaster Global Holdings, Inc. (a)	169,759	6,362,567
Weight Watchers International, Inc.	77,895	2,054,870
Total		19,263,062
Hotels, Restaurants & Leisure 1.1%
Bloomin’ Brands, Inc.	62,000	1,073,220
Dave & Buster’s Entertainment, Inc. (a)	58,556	2,245,037
Diamond Resorts International, Inc. (a)	90,669	2,548,706
Isle of Capri Casinos, Inc. (a)	58,258	1,074,277
Marcus Corp. (The)	31,050	617,895
Marriott Vacations Worldwide Corp.	30,809	1,874,111
Penn National Gaming, Inc. (a)	115,000	1,834,250
Red Robin Gourmet Burgers, Inc. (a)	26,000	1,754,480
Six Flags Entertainment Corp.	45,304	2,351,278
Total		15,373,254
Household Durables 1.1%
CalAtlantic Group, Inc.	70,000	2,947,000
Cavco Industries, Inc.	27,636	2,561,857
Helen of Troy Ltd. (a)	33,000	3,412,530
La-Z-Boy, Inc.	83,514	2,239,010
LGI Homes, Inc. (a)	73,060	2,429,976
Tempur Sealy International, Inc.	29,367	2,334,677
Total		15,925,050

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail 0.1%
Nutrisystem, Inc.	66,315	$1,521,266
Leisure Products 0.2%
Callaway Golf Co.	266,695	2,688,286
Media 1.0%
AMC Entertainment Holdings, Inc., Class A	62,000	1,575,420
Entravision Communications Corp., Class A	430,160	3,609,042
EW Scripps Co. (The), Class A	33,943	744,710
Gray Television, Inc. (a)	154,895	2,594,491
Media General, Inc. (a)	82,960	1,288,369
Nexstar Broadcasting Group, Inc., Class A	45,961	2,692,855
Sinclair Broadcast Group, Inc., Class A	79,500	2,790,450
Total		15,295,337
Multiline Retail 0.1%
JCPenney Co., Inc.	224,000	1,785,280
Specialty Retail 1.8%
American Eagle Outfitters, Inc.	184,000	2,864,880
Cato Corp. (The), Class A	148,405	5,829,348
Children’s Place, Inc. (The)	66,316	3,204,389
Express, Inc. (a)	214,234	3,586,277
Genesco, Inc. (a)	63,093	3,417,117
Guess?, Inc.	70,000	1,378,300
Kirkland’s, Inc.	129,804	1,909,417
Monro Muffler Brake, Inc.	23,040	1,705,882
Rent-A-Center, Inc.	56,952	977,296
Stage Stores, Inc.	53,859	416,869
TravelCenters of America LLC (a)	147,000	1,461,180
Total		26,750,955
Textiles, Apparel & Luxury Goods 0.4%
Culp, Inc.	23,468	661,328
Deckers Outdoor Corp.	84,932	4,156,572
Sequential Brands Group, Inc. (a)	159,200	1,424,840
Total		6,242,740
TOTAL CONSUMER DISCRETIONARY		142,796,524
CONSUMER STAPLES 2.1%
Food & Staples Retailing 0.7%
Performance Food Group Co.	87,000	2,012,310
SpartanNash Co.	106,446	2,301,362

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
SUPERVALU, Inc. (a)	265,000	$1,780,800
Weis Markets, Inc.	105,519	4,371,652
Total		10,466,124
Food Products 1.3%
B&G Foods, Inc.	38,082	1,438,738
Dean Foods Co.	131,921	2,474,838
Fresh Del Monte Produce, Inc.	36,590	1,599,349
John B. Sanfilippo & Son, Inc.	28,591	1,645,412
Pinnacle Foods, Inc.	47,573	2,071,328
Post Holdings, Inc. (a)	31,456	2,186,821
Sanderson Farms, Inc.	33,281	2,489,752
TreeHouse Foods, Inc. (a)	61,317	5,301,468
Total		19,207,706
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	21,000	732,270
TOTAL CONSUMER STAPLES		30,406,100
ENERGY 3.4%
Energy Equipment & Services 1.4%
Helix Energy Solutions Group, Inc.	146,425	948,834
Hornbeck Offshore Services, Inc. (a)	67,983	832,792
Matrix Service Co. (a)	37,833	869,781
Parker Drilling Co.	298,556	821,029
Patterson-UTI Energy, Inc.	426,110	6,911,504
Precision Drilling Corp.	725,541	3,127,082
Rowan Companies PLC, Class A	104,000	2,114,320
Superior Energy Services, Inc.	130,286	2,041,581
Tetra Technologies, Inc.	260,189	2,424,961
Total		20,091,884
Oil, Gas & Consumable Fuels 2.0%
Aegean Marine Petroleum Network, Inc.	130,000	1,224,600
Bill Barrett Corp.	146,095	917,477
Carrizo Oil & Gas, Inc. (a)	73,469	2,966,678
Matador Resources Co. (a)	366,700	9,424,190
Oasis Petroleum, Inc. (a)	62,848	722,123
Parsley Energy, Inc., Class A (a)	98,000	1,925,700
PBF Energy, Inc., Class A	47,871	1,938,297
PDC Energy, Inc. (a)	112,904	6,377,947
QEP Resources, Inc.	59,386	938,299
Teekay Tankers Ltd., Class A	275,000	1,936,000

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.	112,193	$962,616
Total		29,333,927
TOTAL ENERGY		49,425,811
FINANCIALS 26.2%
Banks 11.2%
1st Source Corp.	19,208	649,422
Ameris Bancorp	85,000	2,906,150
Associated Banc-Corp.	252,033	5,169,197
BancFirst Corp.	11,094	715,230
Bank of the Ozarks, Inc.	85,590	4,645,825
Banner Corp.	36,806	1,932,315
BBCN Bancorp, Inc.	273,744	5,176,499
Capital Bank Financial Corp. Class A (a)	86,636	2,921,366
Cardinal Financial Corp.	54,239	1,334,279
Cathay General Bancorp	72,000	2,471,040
Central Pacific Financial Corp.	94,646	2,199,573
City Holding Co.	26,714	1,333,563
Community Bank System, Inc.	94,400	4,071,472
Community Trust Bancorp, Inc.	122,248	4,486,502
Customers Bancorp, Inc. (a)	161,613	5,010,003
FCB Financial Holdings, Inc., Class A (a)	60,585	2,359,786
Fidelity Southern Corp.	63,038	1,425,920
First Midwest Bancorp, Inc.	295,382	5,771,764
FirstMerit Corp.	303,411	6,138,004
Fulton Financial Corp.	376,896	5,453,685
Great Southern Bancorp, Inc.	13,896	706,751
Great Western Bancorp, Inc.	76,045	2,298,080
Hancock Holding Co.	251,014	7,309,528
Hanmi Financial Corp.	67,070	1,750,527
Hilltop Holdings, Inc. (a)	220,931	4,928,971
Independent Bank Corp.	76,400	3,952,936
Investors Bancorp, Inc.	268,583	3,443,234
LegacyTexas Financial Group, Inc.	60,600	1,848,906
National Penn Bancshares, Inc.	458,541	5,727,177
Old National Bancorp	357,414	5,271,856
PrivateBancorp, Inc.	167,209	7,375,589
Prosperity Bancshares, Inc.	26,500	1,468,365
Renasant Corp.	110,000	4,018,300
Sandy Spring Bancorp, Inc.	255,912	7,518,695
ServisFirst Bancshares, Inc.	42,260	2,080,037
Simmons First National Corp., Class A	33,963	1,958,307
Sterling Bancorp	242,200	4,248,188
Trico Bancshares	35,018	1,026,027

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Trustmark Corp.	116,529	$2,942,357
Umpqua Holdings Corp.	144,000	2,580,480
Union Bankshares Corp.	148,000	3,973,800
United Community Banks, Inc.	91,501	1,910,541
WesBanco, Inc.	112,512	3,816,407
Western Alliance Bancorp (a)	109,900	4,263,021
Wilshire Bancorp, Inc.	471,302	5,815,867
Wintrust Financial Corp.	102,399	5,389,259
Total		163,794,801
Capital Markets 0.9%
Piper Jaffray Companies	60,224	2,440,879
Triplepoint Venture Growth BDC Corp.	38,921	480,285
Virtu Financial, Inc. Class A	115,000	2,558,750
Westwood Holdings Group, Inc.	125,700	7,334,595
Total		12,814,509
Consumer Finance 0.3%
Cash America International, Inc.	75,983	2,564,426
Nelnet, Inc., Class A	35,906	1,184,898
Regional Management Corp.	38,987	612,096
Total		4,361,420
Diversified Financial Services 0.2%
Morningstar, Inc.	30,000	2,422,500
Insurance 4.2%
American Equity Investment Life Holding Co.	337,109	9,037,892
AMERISAFE, Inc.	111,664	6,011,990
Amtrust Financial Services, Inc.	38,000	2,375,380
Argo Group International Holdings Ltd.	108,787	6,911,238
CNO Financial Group, Inc.	160,000	3,236,800
Crawford & Co., Class B	134,658	805,255
Employers Holdings, Inc.	47,456	1,300,769
First American Financial Corp.	195,278	7,701,764
HCI Group, Inc.	36,362	1,422,845
Horace Mann Educators Corp.	168,921	5,900,411
Maiden Holdings Ltd.	358,442	5,523,591
National General Holdings Corp.	87,386	1,914,627
Navigators Group, Inc. (The) (a)	20,907	1,803,438
Selective Insurance Group, Inc.	78,633	2,713,625
United Fire Group, Inc.	109,318	4,376,000
Total		61,035,625
Real Estate Investment Trusts (REITs) 7.0%
American Assets Trust, Inc.	143,456	5,710,983
Ashford Hospitality Trust, Inc.	132,364	930,519

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
BioMed Realty Trust, Inc.	265,480	$6,230,816
Brandywine Realty Trust	677,614	9,323,969
Chesapeake Lodging Trust	91,539	2,486,199
Colony Capital, Inc.	325,728	6,664,395
Cousins Properties, Inc.	570,240	5,605,459
CubeSmart	171,933	5,006,689
DuPont Fabros Technology, Inc.	86,658	2,863,180
EPR Properties	54,607	3,060,176
First Industrial Realty Trust, Inc.	140,000	3,199,000
Hersha Hospitality Trust	346,654	8,184,501
Highwoods Properties, Inc.	148,024	6,447,925
Kilroy Realty Corp.	32,000	2,135,360
Kite Realty Group Trust	232,100	6,245,811
LaSalle Hotel Properties	39,000	1,100,190
Mack-Cali Realty Corp.	231,751	5,446,149
Medical Properties Trust, Inc.	97,638	1,172,632
National Storage Affiliates Trust	135,436	2,242,820
PS Business Parks, Inc.	22,000	1,945,240
RLJ Lodging Trust	50,000	1,220,000
Ryman Hospitality Properties, Inc.	44,667	2,427,205
Saul Centers, Inc.	17,585	978,254
Sovran Self Storage, Inc.	50,390	5,063,691
Sun Communities, Inc.	67,400	4,505,690
Sunstone Hotel Investors, Inc.	156,872	2,302,881
Total		102,499,734
Real Estate Management & Development 0.4%
Kennedy-Wilson Holdings, Inc.	245,162	6,398,728
Thrifts & Mortgage Finance 2.0%
Banc of California, Inc.	100,325	1,506,882
Brookline Bancorp, Inc.	144,764	1,699,529
EverBank Financial Corp.	167,000	2,882,420
First Defiance Financial Corp.	17,521	727,647
HomeStreet, Inc. (a)	95,444	2,068,272
LendingTree, Inc. (a)	17,190	1,751,317
MGIC Investment Corp. (a)	150,000	1,431,000
Provident Financial Services, Inc.	285,774	5,966,961
Radian Group, Inc.	510,815	7,279,114
Walker & Dunlop, Inc.	85,466	2,524,666
Washington Federal, Inc.	64,991	1,679,367
Total		29,517,175
TOTAL FINANCIALS		382,844,492

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.1%
Biotechnology 3.3%
Akebia Therapeutics, Inc.	178,533	$1,915,659
Anacor Pharmaceuticals, Inc.	15,817	1,846,318
BioSpecifics Technologies Corp. (a)	45,424	2,200,793
Cytokinetics, Inc.	192,261	2,272,525
Dynavax Technologies Corp. (a)	72,821	2,030,978
Eagle Pharmaceuticals, Inc. (a)	23,995	2,198,902
Emergent Biosolutions, Inc.	68,350	2,574,745
FibroGen, Inc.	89,773	2,669,849
Kite Pharma, Inc.	27,517	2,266,575
Ligand Pharmaceuticals, Inc. (a)	54,500	5,835,860
Neurocrine Biosciences, Inc. (a)	44,230	2,404,785
Otonomy, Inc.	66,256	1,748,496
Portola Pharmaceuticals, Inc.	34,142	1,693,785
Progenics Pharmaceuticals, Inc. (a)	214,645	1,442,414
Prothena Corp. PLC (a)	31,456	2,218,906
Radius Health, Inc.	26,562	1,615,235
Repligen Corp. (a)	225,750	6,418,073
Synergy Pharmaceuticals, Inc. (a)	281,618	1,768,561
TESARO, Inc. (a)	34,679	1,770,016
Trevena, Inc.	144,569	1,820,124
Total		48,712,599
Health Care Equipment & Supplies 4.9%
Abaxis, Inc.	71,925	3,824,252
ABIOMED, Inc. (a)	21,906	1,786,872
Align Technology, Inc. (a)	85,800	5,726,292
Analogic Corp.	56,455	4,716,815
Cantel Medical Corp.	150,850	9,779,605
Globus Medical, Inc., Class A (a)	89,000	2,414,570
Greatbatch, Inc. (a)	36,578	2,122,987
Hill-Rom Holdings, Inc.	43,812	2,230,469
ICU Medical, Inc.	15,698	1,780,781
Masimo Corp. (a)	50,199	2,082,255
Merit Medical Systems, Inc. (a)	293,130	5,677,928
Natus Medical, Inc. (a)	54,404	2,653,827
Neogen Corp. (a)	156,662	9,252,458
Nevro Corp. (a)	34,620	2,090,356
NxStage Medical, Inc. (a)	110,426	2,154,411
Syneron Medical Ltd. (a)	531,534	3,954,613
Vascular Solutions, Inc. (a)	217,607	7,733,753
Zeltiq Aesthetics, Inc. (a)	45,483	1,381,774
Total		71,364,018
Health Care Providers & Services 2.8%
AMN Healthcare Services, Inc. (a)	50,139	1,479,101
Amsurg Corp. (a)	18,625	1,565,617
Cross Country Healthcare, Inc.	126,901	2,315,943

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
LHC Group, Inc. (a)	56,600	$2,634,730
LifePoint Health, Inc. (a)	24,500	1,754,445
Magellan Health, Inc. (a)	38,074	2,004,596
Molina Healthcare, Inc. (a)	87,945	5,299,566
National Research Corp., Class A	211,000	3,262,060
National Research Corp., Class B	108,079	3,674,686
PharMerica Corp. (a)	195,848	6,662,749
Surgical Care Affiliates, Inc.	45,808	1,702,683
Triple-S Management Corp., Class B	53,795	1,422,340
U.S. Physical Therapy, Inc.	69,500	3,672,380
VCA, Inc. (a)	62,000	3,411,860
Total		40,862,756
Health Care Technology 1.5%
HealthStream, Inc. (a)	280,875	6,746,618
MedAssets, Inc. (a)	45,000	1,355,850
Medidata Solutions, Inc. (a)	86,875	3,981,481
Omnicell, Inc. (a)	338,400	10,206,144
Total		22,290,093
Life Sciences Tools & Services 0.8%
Affymetrix, Inc.	85,390	808,643
Bio-Rad Laboratories, Inc., Class A (a)	14,146	1,976,479
Bio-Techne Corp.	28,400	2,590,364
Cambrex Corp. (a)	48,169	2,583,304
NeoGenomics, Inc.	230,702	1,838,695
PAREXEL International Corp. (a)	23,000	1,560,550
Total		11,358,035
Pharmaceuticals 0.8%
Catalent, Inc. (a)	60,000	1,671,000
Intra-Cellular Therapies, Inc. (a)	44,588	2,377,878
Lipocine, Inc. (a)	128,871	1,790,018
Medicines Co. (The) (a)	46,916	1,970,941
Revance Therapeutics, Inc.	40,231	1,561,365
Supernus Pharmaceuticals, Inc. (a)	108,636	1,755,558
Total		11,126,760
TOTAL HEALTH CARE		205,714,261
INDUSTRIALS 15.0%
Aerospace & Defense 0.2%
Esterline Technologies Corp.	5,846	555,837
Moog, Inc., Class A (a)	35,196	2,325,400
Total		2,881,237
Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings, Inc.	58,436	2,414,575

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.2%
Alaska Air Group, Inc.	22,500	$1,793,925
Skywest, Inc.	87,000	1,793,070
Total		3,586,995
Building Products 2.1%
AAON, Inc.	423,750	10,470,862
Builders FirstSource, Inc. (a)	155,612	2,094,538
Gibraltar Industries, Inc. (a)	68,166	1,819,351
Patrick Industries, Inc. (a)	45,483	1,884,361
Simpson Manufacturing Co., Inc.	215,025	7,983,878
Trex Co., Inc. (a)	135,625	5,872,562
Total		30,125,552
Commercial Services & Supplies 3.0%
ABM Industries, Inc.	83,000	2,462,610
ACCO Brands Corp.	272,944	2,107,128
Brink’s Co. (The)	69,644	2,241,144
Deluxe Corp.	48,000	2,815,200
Ennis, Inc.	65,751	1,314,362
Healthcare Services Group, Inc.	167,850	6,200,379
Knoll, Inc.	78,432	1,747,465
Mobile Mini, Inc.	174,850	6,198,432
Quad/Graphics, Inc.	105,486	1,088,615
Rollins, Inc.	157,925	4,287,664
Steelcase, Inc., Class A	349,048	6,980,960
Unifirst Corp.	23,658	2,568,786
Viad Corp.	55,332	1,708,099
West Corp.	96,000	2,448,000
Total		44,168,844
Construction & Engineering 1.3%
Aegion Corp.	77,403	1,705,962
Comfort Systems U.S.A., Inc.	66,614	2,114,328
Dycom Industries, Inc. (a)	22,383	1,955,827
EMCOR Group, Inc.	228,086	11,495,534
MasTec, Inc. (a)	113,000	2,308,590
Total		19,580,241
Electrical Equipment 0.3%
Acuity Brands, Inc.	13,310	3,073,013
Franklin Electric Co., Inc.	55,000	1,793,550
Total		4,866,563
Industrial Conglomerates 0.2%
Raven Industries, Inc.	159,216	2,654,131
Machinery 3.2%
Actuant Corp., Class A	72,000	1,782,720

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Barnes Group, Inc.	54,000	$2,080,080
Briggs & Stratton Corp.	56,673	1,079,054
Chart Industries, Inc.	70,226	1,497,921
Columbus McKinnon Corp.	39,139	807,829
Global Brass & Copper Holdings, Inc.	325,839	7,579,015
John Bean Technologies Corp.	50,676	2,478,056
Kadant, Inc.	25,192	1,091,065
Meritor, Inc.	191,117	2,052,597
Mueller Industries, Inc.	138,372	4,357,334
Proto Labs, Inc. (a)	134,400	9,097,536
Sun Hydraulics Corp.	229,900	7,570,607
Trinity Industries, Inc.	85,000	2,307,750
Wabash National Corp. (a)	150,000	1,945,500
Watts Water Technologies, Inc., Class A	29,529	1,639,155
Total		47,366,219
Marine 0.2%
Matson, Inc.	45,901	2,373,541
Professional Services 2.6%
Advisory Board Co. (The) (a)	133,860	7,207,022
Exponent, Inc.	97,000	5,008,110
FTI Consulting, Inc.	32,166	1,202,365
Kforce, Inc.	84,043	2,264,119
Korn/Ferry International	184,736	6,798,285
Navigant Consulting, Inc.	52,617	920,798
On Assignment, Inc. (a)	83,574	3,901,234
RPX Corp.	92,224	1,279,147
TrueBlue, Inc. (a)	303,522	8,890,159
Total		37,471,239
Road & Rail 0.9%
ArcBest Corp.	79,672	1,918,502
Knight Transportation, Inc.	170,867	4,531,393
Old Dominion Freight Line, Inc. (a)	62,416	3,976,523
Swift Transportation Co. (a)	154,675	2,470,160
Total		12,896,578
Trading Companies & Distributors 0.6%
Aircastle Ltd.	108,554	2,275,292
Beacon Roofing Supply, Inc. (a)	134,573	5,755,687
Neff Corp. Class A (a)	120,815	1,003,973
Total		9,034,952
TOTAL INDUSTRIALS		219,420,667

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 19.9%
Communications Equipment 1.3%
Applied Optoelectronics, Inc. (a)	100,518	$1,884,712
CalAmp Corp.	94,191	1,740,650
Ciena Corp. (a)	77,418	1,938,547
NETGEAR, Inc.	113,291	4,997,266
Netscout Systems, Inc. (a)	106,887	3,537,960
Polycom, Inc.	230,065	3,135,786
ShoreTel, Inc.	195,664	2,007,512
Total		19,242,433
Electronic Equipment, Instruments & Components 2.4%
Benchmark Electronics, Inc.	106,918	2,294,460
Coherent, Inc.	27,278	1,852,722
II-VI, Inc. (a)	256,987	4,785,098
Insight Enterprises, Inc.	72,382	1,938,390
Mesa Laboratories, Inc.	79,517	8,603,740
Newport Corp. (a)	90,475	1,500,980
OSI Systems, Inc. (a)	20,294	1,900,127
Rogers Corp. (a)	135,100	7,488,593
Sanmina Corp.	121,283	2,749,486
SYNNEX Corp.	24,000	2,262,480
Total		35,376,076
Internet Software & Services 3.9%
Autobytel, Inc.	109,949	2,701,447
CoStar Group, Inc. (a)	27,325	5,717,483
EarthLink Holdings Corp.	169,601	1,558,633
GoDaddy, Inc., Class A (a)	58,615	1,821,168
GTT Communications, Inc. (a)	86,132	1,825,137
j2 Global, Inc.	27,397	2,204,637
LogMeIn, Inc. (a)	35,276	2,519,412
New Relic, Inc.	50,259	1,890,241
NIC, Inc.	391,400	7,988,474
Q2 Holdings, Inc. (a)	91,146	2,504,692
SPS Commerce, Inc. (a)	182,120	13,535,158
Stamps.com, Inc. (a)	121,750	12,340,580
Total		56,607,062
IT Services 1.4%
CACI International, Inc., Class A (a)	64,141	6,430,777
Convergys Corp.	116,795	3,008,639
Euronet Worldwide, Inc. (a)	62,660	4,869,935
ExlService Holdings, Inc.	25,281	1,182,393
Leidos Holdings, Inc.	21,000	1,216,530
Science Applications International Corp.	32,000	1,607,680
Sykes Enterprises, Inc.	88,345	2,811,138
Total		21,127,092

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. (a)	125,069	$3,648,263
Amkor Technology, Inc.	434,686	2,955,865
Cavium, Inc. (a)	21,607	1,450,046
Cirrus Logic, Inc. (a)	47,632	1,574,714
Cypress Semiconductor Corp.	225,000	2,434,500
Fairchild Semiconductor International, Inc. (a)	179,000	3,497,660
Inphi Corp. (a)	80,581	2,590,679
Integrated Device Technology, Inc. (a)	164,968	4,625,702
IXYS Corp.	128,000	1,629,440
Kulicke & Soffa Industries, Inc. (a)	200,000	2,362,000
MaxLinear, Inc., Class A (a)	142,361	2,491,317
Monolithic Power Systems, Inc.	27,815	1,900,599
NeoPhotonics Corp. (a)	506,105	5,253,370
NVE Corp.	88,075	5,245,747
Photronics, Inc. (a)	202,409	2,220,427
Rudolph Technologies, Inc. (a)	128,512	1,828,726
Silicon Laboratories, Inc. (a)	28,949	1,566,430
Total		47,275,485
Software 7.2%
ACI Worldwide, Inc. (a)	315,000	7,408,800
AVG Technologies NV (a)	287,012	6,053,083
Blackbaud, Inc.	136,025	8,403,625
Bottomline Technologies de, Inc. (a)	356,000	11,003,960
BroadSoft, Inc. (a)	59,272	2,372,658
Ellie Mae, Inc. (a)	25,308	1,615,663
Exa Corp. (a)	355,607	3,829,887
FleetMatics Group PLC (a)	145,900	8,710,230
Gigamon, Inc. (a)	50,736	1,374,438
Guidewire Software, Inc. (a)	44,469	2,638,346
HubSpot, Inc. (a)	48,349	2,620,999
Imperva, Inc. (a)	27,875	2,080,311
Manhattan Associates, Inc. (a)	24,652	1,888,343
Paycom Software, Inc. (a)	56,049	2,443,736
Paylocity Holding Corp.	39,634	1,741,518
Pegasystems, Inc.	164,894	4,870,969
Proofpoint, Inc. (a)	40,768	2,988,702
PROS Holdings, Inc. (a)	390,423	9,600,502
PTC, Inc. (a)	135,848	4,895,962
RingCentral, Inc., Class A (a)	110,725	2,536,710
Take-Two Interactive Software, Inc. (a)	81,000	2,864,970
Tyler Technologies, Inc. (a)	52,375	9,345,795
Ultimate Software Group, Inc. (The) (a)	7,162	1,414,495
Zendesk, Inc.	70,374	1,802,278
Total		104,505,980

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 0.5%
Diebold, Inc.	48,886	$1,694,877
Electronics for Imaging, Inc.	37,962	1,863,175
Immersion Corp. (a)	140,809	1,888,249
Super Micro Computer, Inc. (a)	73,000	1,792,880
Total		7,239,181
TOTAL INFORMATION TECHNOLOGY		291,373,309
MATERIALS 3.7%
Chemicals 2.2%
A. Schulman, Inc.	125,488	4,343,140
Balchem Corp.	125,950	8,626,316
Cabot Corp.	31,595	1,375,646
Cytec Industries, Inc.	58,480	4,378,398
Huntsman Corp.	176,000	2,203,520
Innospec, Inc.	53,757	3,139,409
Kraton Performance Polymers, Inc.	79,984	1,779,644
Orion Engineered Carbons SA	300,380	3,778,780
Stepan Co.	48,458	2,522,723
Total		32,147,576
Construction Materials 0.3%
US Concrete, Inc. (a)	72,995	4,286,996
Metals & Mining 0.6%
Carpenter Technology Corp.	67,000	2,407,980
Kaiser Aluminum Corp.	53,749	4,607,364
Materion Corp.	63,500	1,842,770
Total		8,858,114
Paper & Forest Products 0.6%
Clearwater Paper Corp. (a)	70,362	3,434,369
Neenah Paper, Inc.	79,558	5,288,221
Total		8,722,590
TOTAL MATERIALS		54,015,276
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
8x8, Inc.	181,935	2,146,833
Inteliquent, Inc.	99,413	1,909,724
Total		4,056,557

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc. (a)	286,333	$1,895,524
Telephone & Data Systems, Inc.	60,824	1,720,711
Total		3,616,235
TOTAL TELECOMMUNICATION SERVICES		7,672,792
UTILITIES 3.0%
Electric Utilities 1.1%
Allete, Inc.	37,338	1,902,371
El Paso Electric Co.	61,288	2,368,781
Empire District Electric Co. (The)	45,491	1,035,830
PNM Resources, Inc.	108,389	3,143,281
Portland General Electric Co.	226,402	8,358,762
Total		16,809,025
Gas Utilities 0.5%
New Jersey Resources Corp.	96,000	2,884,800
South Jersey Industries, Inc.	97,124	2,229,967
Southwest Gas Corp.	56,000	3,140,480
Total		8,255,247
Multi-Utilities 1.3%
Avista Corp.	284,491	9,846,233
Black Hills Corp.	61,390	2,634,859
Vectren Corp.	141,380	6,018,547
Total		18,499,639
Water Utilities 0.1%
California Water Service Group	39,329	886,082
TOTAL UTILITIES		44,449,993
Total Common Stocks (Cost: $1,306,900,904)		$1,428,119,225

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	36,452,579	$36,452,579
Total Money Market Funds (Cost: $36,452,579)		$36,452,579
Total Investments
(Cost: $1,343,353,483) (d)		$1,464,571,804(e)
Other Assets & Liabilities, Net		(2,078,402)
Net Assets		$1,462,493,402

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	162,568,889	278,711,261	(404,827,571)	36,452,579	48,062	36,452,579

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $1,343,353,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$158,801,000
Unrealized Depreciation	(37,582,000)
Net Unrealized Appreciation	$121,219,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	142,796,524	—	—	142,796,524
Consumer Staples	30,406,100	—	—	30,406,100
Energy	49,425,811	—	—	49,425,811
Financials	382,844,492	—	—	382,844,492
Health Care	205,714,261	—	—	205,714,261
Industrials	219,420,667	—	—	219,420,667
Information Technology	291,373,309	—	—	291,373,309
Materials	54,015,276	—	—	54,015,276
Telecommunication Services	7,672,792	—	—	7,672,792
Utilities	44,449,993	—	—	44,449,993
Total Common Stocks	1,428,119,225	—	—	1,428,119,225
Money Market Funds	—	36,452,579	—	36,452,579
Total Investments	1,428,119,225	36,452,579	—	1,464,571,804

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Balanced Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 61.8%
CONSUMER DISCRETIONARY 6.7%
Auto Components 0.9%
Delphi Automotive PLC	412,455	$36,246,545
Hotels, Restaurants & Leisure 1.2%
Aramark	394,425	12,866,143
McDonald’s Corp.	287,660	32,839,266
Total		45,705,409
Media 2.3%
CBS Corp., Class B Non Voting	592,050	29,886,684
Comcast Corp., Class A	939,836	57,198,419
Total		87,085,103
Specialty Retail 1.5%
Lowe’s Companies, Inc.	597,462	45,765,589
Michaels Companies, Inc. (The) (a)	480,927	10,681,389
Total		56,446,978
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	637,480	20,252,740
PVH Corp.	115,011	10,499,354
Total		30,752,094
TOTAL CONSUMER DISCRETIONARY		256,236,129
CONSUMER STAPLES 4.5%
Beverages 1.9%
Diageo PLC, ADR	234,674	26,884,253
PepsiCo, Inc.	447,348	44,806,376
Total		71,690,629
Food & Staples Retailing 1.9%
CVS Health Corp.	613,295	57,704,927
Walgreens Boots Alliance, Inc.	161,089	13,536,309
Total		71,241,236
Tobacco 0.7%
Philip Morris International, Inc.	329,980	28,836,952
TOTAL CONSUMER STAPLES		171,768,817
ENERGY 3.9%
Energy Equipment & Services 0.4%
Schlumberger Ltd.	201,670	15,558,840

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 3.5%
Canadian Natural Resources Ltd.	640,085	$15,490,057
Chevron Corp.	360,776	32,946,064
ConocoPhillips	356,634	19,276,068
Exxon Mobil Corp.	535,260	43,709,332
Noble Energy, Inc.	194,823	7,144,160
Range Resources Corp.	285,840	8,169,307
Williams Companies, Inc. (The)	198,156	7,244,583
Total		133,979,571
TOTAL ENERGY		149,538,411
FINANCIALS 11.9%
Banks 5.9%
Bank of America Corp.	2,232,319	38,909,320
Citigroup, Inc.	1,315,302	71,144,685
JPMorgan Chase & Co.	992,418	66,174,432
Wells Fargo & Co.	880,026	48,489,433
Total		224,717,870
Capital Markets 2.2%
Bank of New York Mellon Corp. (The)	759,761	33,307,922
BlackRock, Inc.	110,316	40,124,136
Goldman Sachs Group, Inc. (The)	48,995	9,310,030
Total		82,742,088
Consumer Finance 1.0%
American Express Co.	529,120	37,906,157
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B (a)	477,605	64,042,054
Insurance 0.6%
Aon PLC	246,427	23,346,494
Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	163,475	16,246,146
Rayonier, Inc.	206,670	4,986,947
Total		21,233,093
TOTAL FINANCIALS		453,987,756
HEALTH CARE 10.9%
Biotechnology 2.5%
Baxalta, Inc.	555,470	19,097,059

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Biogen, Inc. (a)	104,110	$29,864,994
Celgene Corp. (a)	215,822	23,621,718
Vertex Pharmaceuticals, Inc. (a)	160,690	20,786,858
Total		93,370,629
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	790,245	35,497,806
Cooper Companies, Inc. (The)	74,565	10,905,131
Medtronic PLC	802,629	60,470,069
St. Jude Medical, Inc.	323,202	20,394,046
Zimmer Biomet Holdings, Inc.	146,095	14,757,056
Total		142,024,108
Health Care Providers & Services 1.9%
Cardinal Health, Inc.	513,711	44,615,801
CIGNA Corp.	200,389	27,048,507
Total		71,664,308
Pharmaceuticals 2.8%
Allergan PLC (a)	54,140	16,994,005
Endo International PLC (a)	202,405	12,443,859
Johnson & Johnson	549,050	55,585,822
Pfizer, Inc.	670,870	21,984,410
Total		107,008,096
TOTAL HEALTH CARE		414,067,141
INDUSTRIALS 6.3%
Aerospace & Defense 1.8%
Honeywell International, Inc.	428,123	44,503,386
United Technologies Corp.	236,044	22,672,026
Total		67,175,412
Air Freight & Logistics 0.7%
FedEx Corp.	168,512	26,715,892
Commercial Services & Supplies 0.5%
Tyco International PLC	583,666	20,609,246
Electrical Equipment 0.2%
Eaton Corp. PLC	155,313	9,033,004

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.2%
General Electric Co.	1,591,025	$47,635,289
Professional Services 1.9%
Dun & Bradstreet Corp. (The)	135,595	14,615,785
IHS, Inc., Class A (a)	90,742	11,189,396
Nielsen Holdings PLC	960,985	44,858,780
Total		70,663,961
TOTAL INDUSTRIALS		241,832,804
INFORMATION TECHNOLOGY 14.2%
Internet Software & Services 3.5%
Alibaba Group Holding Ltd., ADR (a)	36,545	3,072,704
Alphabet, Inc., Class A (a)	43,859	33,457,838
Alphabet, Inc., Class C (a)	82,278	61,099,643
Facebook, Inc., Class A (a)	338,435	35,278,464
Total		132,908,649
IT Services 1.1%
MasterCard, Inc., Class A	350,927	34,362,772
PayPal Holdings, Inc. (a)	223,287	7,873,099
Total		42,235,871
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	593,038	32,397,666
Qorvo, Inc. (a)	132,800	7,711,696
Skyworks Solutions, Inc.	183,983	15,274,269
Total		55,383,631
Software 3.9%
Activision Blizzard, Inc.	1,544,695	58,173,214
Electronic Arts, Inc. (a)	207,527	14,068,255
Intuit, Inc.	127,085	12,733,917
Microsoft Corp.	1,160,854	63,092,415
Total		148,067,801
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	837,650	99,093,995
EMC Corp.	1,213,980	30,762,253
Hewlett Packard Enterprise Co. (a)	1,263,321	18,772,950
HP, Inc.	972,176	12,191,087
Total		160,820,285
TOTAL INFORMATION TECHNOLOGY		539,416,237

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.8%
Chemicals 0.8%
Monsanto Co.	305,090	$29,032,364
TOTAL MATERIALS		29,032,364
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	1,392,214	63,276,126
TOTAL TELECOMMUNICATION SERVICES		63,276,126
UTILITIES 0.9%
Electric Utilities 0.5%
Edison International	324,621	19,269,503
Multi-Utilities 0.4%
DTE Energy Co.	169,400	13,635,006
TOTAL UTILITIES		32,904,509
Total Common Stocks (Cost: $1,959,339,917)		$2,352,060,294

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.4%
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	$3,000,000	$3,000,471
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	64,000	65,440
11/15/25	5.000%	18,000	18,270
L-3 Communications Corp.
02/15/21	4.950%	3,500,000	3,664,920
Lockheed Martin Corp.
09/15/21	3.350%	3,200,000	3,283,101
TransDigm, Inc.
10/15/20	5.500%	4,000	3,951
07/15/21	7.500%	35,000	36,662
07/15/24	6.500%	100,000	98,500
TransDigm, Inc. (b)
05/15/25	6.500%	94,000	92,355
Total			10,263,670
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	28,000	28,350
03/15/21	6.250%	75,000	78,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	$430,000	$463,454
Ford Motor Credit Co. LLC
01/16/18	2.375%	3,500,000	3,507,210
Schaeffler Finance BV (b)
05/15/21	4.250%	196,000	196,490
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	65,000	68,738
Tenneco, Inc.
12/15/24	5.375%	29,000	29,725
ZF North America Capital, Inc. (b)
04/29/25	4.750%	160,000	154,550
Total			4,526,892
Banking 2.3%
Ally Financial, Inc.
02/15/17	5.500%	54,000	55,553
01/27/19	3.500%	31,000	30,768
02/13/22	4.125%	186,000	185,535
05/19/22	4.625%	153,000	156,443
09/30/24	5.125%	190,000	196,878
03/30/25	4.625%	52,000	52,000
Subordinated
11/20/25	5.750%	54,000	54,371
BB&T Corp. (c)
12/01/16	0.844%	2,000,000	2,000,352
Bank of America Corp.
01/05/21	5.875%	6,500,000	7,411,462
Barclays Bank PLC
05/15/24	3.750%	3,500,000	3,571,456
Bear Stearns Companies LLC (The)
02/01/18	7.250%	6,630,000	7,385,091
Capital One Financial Corp.
07/15/21	4.750%	3,500,000	3,804,171
Citigroup, Inc.
05/15/18	6.125%	5,250,000	5,779,904
Credit Suisse AG
09/09/24	3.625%	3,500,000	3,528,798
Discover Financial Services
11/21/22	3.850%	3,300,000	3,288,094
Fifth Third Bancorp
03/15/22	3.500%	2,995,000	3,051,689
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	6,500,000	6,648,882
HSBC Holdings PLC
04/05/21	5.100%	4,100,000	4,590,704
Huntington National Bank (The)
06/30/18	2.000%	3,290,000	3,283,489

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
ING Bank NV (b)(c)
03/16/18	0.886%	$4,000,000	$3,985,000
Morgan Stanley
01/25/21	5.750%	5,400,000	6,153,494
PNC Bank NA Subordinated
01/30/23	2.950%	4,000,000	3,910,936
Regions Financial Corp.
05/15/18	2.000%	3,180,000	3,166,539
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	149,000	153,227
Royal Bank of Scotland PLC (The)
08/24/20	5.625%	2,625,000	2,968,544
State Street Corp.
11/20/23	3.700%	3,600,000	3,759,678
Synovus Financial Corp.
02/15/19	7.875%	113,000	126,560
Subordinated
06/15/17	5.125%	55,000	56,925
U.S. Bancorp Subordinated
07/15/22	2.950%	4,000,000	4,006,504
Wells Fargo & Co. Subordinated
02/13/23	3.450%	4,400,000	4,418,608
Total			87,781,655
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	169,000	178,718
09/15/23	4.625%	134,000	137,685
National Financial Partners Corp. (b)
07/15/21	9.000%	23,000	22,080
Total			338,483
Building Materials —%
Allegion PLC
09/15/23	5.875%	68,000	70,380
Allegion US Holding Co., Inc.
10/01/21	5.750%	76,000	78,280
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	130,000	131,950
12/15/23	5.750%	53,000	53,729
Beacon Roofing Supply, Inc. (b)
10/01/23	6.375%	41,000	42,742
Gibraltar Industries, Inc.
02/01/21	6.250%	19,000	19,570
HD Supply, Inc.
07/15/20	7.500%	311,000	328,105
07/15/20	11.500%	14,000	15,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
HD Supply, Inc. (b)
12/15/21	5.250%	$91,000	$94,526
NCI Building Systems, Inc. (b)
01/15/23	8.250%	92,000	97,060
Nortek, Inc.
04/15/21	8.500%	124,000	128,340
RSI Home Products, Inc. (b)
03/15/23	6.500%	45,000	46,519
USG Corp. (b)
11/01/21	5.875%	18,000	18,855
03/01/25	5.500%	9,000	9,225
Total			1,135,101
Cable and Satellite 0.2%
Altice US Finance I Corp. (b)
07/15/23	5.375%	62,000	62,000
Altice US Finance II Corp. (b)
07/15/25	7.750%	48,000	46,200
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	50,000	52,776
09/30/22	5.250%	98,000	98,490
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	4,000	3,960
05/01/25	5.375%	97,000	96,272
05/01/27	5.875%	70,000	69,475
CCOH Safari LLC (b)
02/15/26	5.750%	173,000	173,865
CSC Holdings LLC
02/15/18	7.875%	22,000	23,100
02/15/19	8.625%	32,000	34,416
11/15/21	6.750%	85,000	80,113
06/01/24	5.250%	48,000	40,680
Cable One, Inc. (b)
06/15/22	5.750%	42,000	42,105
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	98,000	95,795
12/15/21	5.125%	48,000	44,340
12/15/21	5.125%	44,000	40,645
DISH DBS Corp.
09/01/19	7.875%	102,000	109,905
07/15/22	5.875%	95,000	88,231
03/15/23	5.000%	155,000	134,075
11/15/24	5.875%	59,000	52,805
DigitalGlobe, Inc. (b)
02/01/21	5.250%	125,000	106,250
Hughes Satellite Systems Corp.
06/15/21	7.625%	34,000	36,681
Intelsat Jackson Holdings SA
10/15/20	7.250%	188,000	156,980
04/01/21	7.500%	37,000	30,710
Intelsat Luxembourg SA
06/01/21	7.750%	66,000	25,740
06/01/23	8.125%	53,000	19,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
NBCUniversal Media LLC
04/01/41	5.950%	$3,100,000	$3,774,368
Neptune Finco Corp. (b)
10/15/25	6.625%	208,000	215,540
10/15/25	10.875%	208,000	218,920
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	136,000	131,580
Unitymedia GmbH (b)
01/15/25	6.125%	108,000	108,810
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	260,000	253,175
Videotron Ltd.
07/15/22	5.000%	110,000	110,550
Videotron Ltd. (b)
06/15/24	5.375%	21,000	21,210
Virgin Media Finance PLC (b)
10/15/24	6.000%	56,000	55,720
01/15/25	5.750%	253,000	246,042
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	60,000	58,800
Total			6,960,199
Chemicals 0.2%
Angus Chemical Co. (b)
02/15/23	8.750%	109,000	106,820
Ashland, Inc.
04/15/18	3.875%	49,000	50,164
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	251,000	266,687
Celanese U.S. Holdings LLC
06/15/21	5.875%	223,000	236,380
Chemours Co. LLC (The) (b)
05/15/23	6.625%	160,000	120,400
05/15/25	7.000%	132,000	98,670
Dow Chemical Co. (The)
11/01/29	7.375%	1,103,000	1,383,518
Eastman Chemical Co.
06/01/17	2.400%	1,300,000	1,312,845
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	77,000	65,065
Huntsman International LLC
11/15/20	4.875%	29,000	27,260
Huntsman International LLC (b)
11/15/22	5.125%	24,000	22,200
INEOS Group Holdings SA (b)
08/15/18	6.125%	17,000	17,128
02/15/19	5.875%	94,000	93,530
LYB International Finance BV
07/15/23	4.000%	3,350,000	3,402,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)
NOVA Chemicals Corp. (b)
05/01/25	5.000%	$125,000	$122,500
PQ Corp. (b)
11/01/18	8.750%	425,000	420,750
PSPC Escrow II Corp (b)
05/01/21	10.375%	55,000	56,100
Platform Specialty Products Corp. (b)
02/01/22	6.500%	63,000	54,810
WR Grace & Co. (b)
10/01/21	5.125%	96,000	96,720
10/01/24	5.625%	28,000	28,490
Total			7,982,967
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
06/01/22	2.850%	3,205,000	3,192,199
United Rentals North America, Inc.
05/15/20	7.375%	45,000	47,531
04/15/22	7.625%	66,000	70,950
Total			3,310,680
Consumer Cyclical Services —%
ADT Corp. (The)
07/15/22	3.500%	126,000	115,132
APX Group, Inc.
12/01/19	6.375%	221,000	211,055
12/01/20	8.750%	61,000	50,325
Corrections Corp. of America
10/15/22	5.000%	44,000	43,615
IHS, Inc.
11/01/22	5.000%	164,000	166,870
Interval Acquisition Corp. (b)
04/15/23	5.625%	118,000	118,000
Monitronics International, Inc.
04/01/20	9.125%	62,000	46,655
Total			751,652
Consumer Products —%
Jarden Corp. (b)
11/15/23	5.000%	40,000	41,045
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	212,000	219,950
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	163,000	169,927
Spectrum Brands, Inc.
11/15/20	6.375%	125,000	132,812
Spectrum Brands, Inc. (b)
07/15/25	5.750%	211,000	217,594
Springs Industries, Inc.
06/01/21	6.250%	131,000	131,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Tempur Sealy International, Inc.
12/15/20	6.875%	$87,000	$91,894
Tempur Sealy International, Inc. (b)
10/15/23	5.625%	69,000	70,208
Total			1,074,430
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (b)
03/15/22	5.000%	41,000	41,461
Entegris, Inc. (b)
04/01/22	6.000%	82,000	83,496
United Technologies Corp.
06/01/22	3.100%	3,000,000	3,065,520
Total			3,190,477
Electric 1.2%
AES Corp. (The)
07/01/21	7.375%	169,000	174,070
Arizona Public Service Co.
04/01/42	4.500%	1,925,000	1,989,532
CMS Energy Corp.
02/01/20	6.250%	3,290,000	3,744,625
Calpine Corp.
01/15/23	5.375%	140,000	130,550
Calpine Corp. (b)
01/15/22	6.000%	75,000	78,000
Consolidated Edison Co. of New York, Inc.
12/01/45	4.500%	2,500,000	2,529,440
DTE Energy Co.
04/15/33	6.375%	1,840,000	2,244,417
Dominion Resources, Inc.
10/01/25	3.900%	4,000,000	4,048,736
Exelon Generation Co. LLC
06/15/22	4.250%	2,900,000	2,961,819
Indiana Michigan Power Co.
03/15/37	6.050%	2,100,000	2,417,001
NRG Energy, Inc.
07/15/22	6.250%	180,000	166,500
05/01/24	6.250%	39,000	35,295
NRG Yield Operating LLC
08/15/24	5.375%	233,000	211,918
Nevada Power Co.
08/01/18	6.500%	900,000	1,002,969
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	3,065,000	3,057,797
PPL Capital Funding, Inc.
06/01/23	3.400%	3,000,000	3,011,583
PacifiCorp
07/01/25	3.350%	1,821,000	1,847,929
Pacific Gas & Electric Co.
03/01/37	5.800%	2,310,000	2,700,127

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Progress Energy, Inc.
03/01/31	7.750%	$1,375,000	$1,839,672
Public Service Co. of Colorado
05/15/25	2.900%	3,050,000	3,008,319
Southern California Edison Co.
09/01/40	4.500%	1,775,000	1,844,866
Talen Energy Supply LLC (b)
06/01/25	6.500%	113,000	97,180
TransAlta Corp.
06/03/17	1.900%	2,000,000	1,968,714
WEC Energy Group, Inc.
06/15/25	3.550%	3,300,000	3,336,373
Total			44,447,432
Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	60,000	61,650
05/15/21	4.500%	671,000	685,259
10/01/21	5.000%	148,000	153,550
Aircastle Ltd.
03/15/21	5.125%	27,000	28,114
02/15/22	5.500%	129,000	135,127
CIT Group, Inc.
08/15/17	4.250%	48,000	48,900
05/15/20	5.375%	127,000	133,985
CIT Group, Inc. (b)
04/01/18	6.625%	99,000	105,682
02/15/19	5.500%	120,000	125,550
GE Capital International Funding Co. (b)
11/15/25	3.373%	6,026,000	6,095,504
General Electric Capital Corp.
01/09/23	3.100%	2,315,000	2,368,208
International Lease Finance Corp.
09/01/17	8.875%	80,000	87,600
04/15/18	3.875%	3,000	3,026
05/15/19	6.250%	29,000	31,179
12/15/20	8.250%	29,000	34,583
04/15/21	4.625%	5,000	5,150
Navient Corp.
01/15/19	5.500%	24,000	23,088
10/26/20	5.000%	74,000	66,600
01/25/22	7.250%	28,000	26,600
01/25/23	5.500%	58,000	49,880
03/25/24	6.125%	52,000	44,850
10/25/24	5.875%	140,000	119,350
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	38,000	39,805
12/15/21	7.250%	128,000	130,240
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	216,000	210,600
Quicken Loans, Inc. (b)
05/01/25	5.750%	102,000	98,557

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
Springleaf Finance Corp.
12/15/17	6.900%	$42,000	$43,628
06/01/20	6.000%	10,000	9,944
10/01/21	7.750%	61,000	64,660
10/01/23	8.250%	131,000	142,790
iStar, Inc.
07/01/19	5.000%	76,000	73,720
Total			11,247,379
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	4,100,000	3,966,537
Aramark Services, Inc.
03/15/20	5.750%	22,000	22,880
ConAgra Foods, Inc.
01/25/23	3.200%	4,070,000	3,890,635
Constellation Brands, Inc.
11/15/19	3.875%	67,000	69,345
11/15/24	4.750%	353,000	360,942
Constellation Brands, Inc. (d)
12/01/25	4.750%	6,000	6,075
Diageo Investment Corp.
05/11/22	2.875%	3,060,000	3,034,770
Diamond Foods, Inc. (b)
03/15/19	7.000%	81,000	84,038
JM Smucker Co. (The)
03/15/22	3.000%	2,495,000	2,496,370
Kraft Heinz Co. (The) (b)
07/15/22	3.500%	3,165,000	3,216,020
Molson Coors Brewing Co.
05/01/42	5.000%	2,000,000	1,942,116
PepsiCo, Inc.
03/05/22	2.750%	2,270,000	2,294,575
Post Holdings, Inc.
02/15/22	7.375%	18,000	18,737
Post Holdings, Inc. (b)
12/15/22	6.000%	17,000	16,766
03/15/24	7.750%	152,000	157,700
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	2,840,000	2,922,428
WhiteWave Foods Co. (The)
10/01/22	5.375%	147,000	156,371
Total			24,656,305
Gaming —%
Boyd Gaming Corp.
05/15/23	6.875%	49,000	51,266
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	108,000	110,835
11/01/20	4.875%	70,000	71,750
11/01/23	5.375%	51,000	50,618

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
International Game Technology PLC (b)
02/15/22	6.250%	$199,000	$189,424
MGM Resorts International
03/01/18	11.375%	191,000	223,948
10/01/20	6.750%	44,000	45,966
12/15/21	6.625%	112,000	116,760
03/15/23	6.000%	106,000	105,006
Penn National Gaming, Inc.
11/01/21	5.875%	25,000	24,875
Pinnacle Entertainment, Inc.
08/01/21	6.375%	56,000	59,360
Scientific Games International, Inc.
12/01/22	10.000%	132,000	101,640
Scientific Games International, Inc. (b)
01/01/22	7.000%	236,000	227,740
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	41,000	41,820
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	81,000	76,140
Tunica-Biloxi Gaming Authority (b)(e)
02/15/16	0.000%	25,000	13,000
Total			1,510,148
Health Care 0.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	14,000	13,720
02/15/23	5.625%	24,000	23,520
Alere, Inc. (b)
07/01/23	6.375%	67,000	67,838
Amsurg Corp.
11/30/20	5.625%	85,000	86,275
07/15/22	5.625%	37,000	36,353
Becton Dickinson and Co.
12/15/24	3.734%	3,400,000	3,461,775
CHS/Community Health Systems, Inc.
11/15/19	8.000%	65,000	65,813
08/01/21	5.125%	170,000	171,700
02/01/22	6.875%	216,000	208,980
Cardinal Health, Inc.
12/15/20	4.625%	1,325,000	1,439,860
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	67,000	65,451
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	173,054
07/15/24	5.125%	111,000	110,722
05/01/25	5.000%	13,000	12,480
Emdeon, Inc.
12/31/19	11.000%	58,000	60,900
Emdeon, Inc. (b)
02/15/21	6.000%	62,000	59,133

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
ExamWorks Group, Inc.
04/15/23	5.625%	$58,000	$57,710
Express Scripts Holding Co.
02/15/22	3.900%	2,000,000	2,071,950
Fresenius Medical Care U.S. Finance II, Inc. (b)
09/15/18	6.500%	29,000	31,755
07/31/19	5.625%	99,000	107,044
01/31/22	5.875%	18,000	19,485
10/15/24	4.750%	32,000	32,080
HCA, Inc.
02/15/20	6.500%	146,000	161,512
02/15/22	7.500%	78,000	87,165
02/01/25	5.375%	649,000	637,642
04/15/25	5.250%	255,000	257,869
HealthSouth Corp. (b)
11/01/24	5.750%	37,000	35,705
09/15/25	5.750%	23,000	22,023
Hologic, Inc. (b)
07/15/22	5.250%	102,000	106,080
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	40,000	38,800
LifePoint Health, Inc.
12/01/21	5.500%	127,000	127,000
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	105,000	105,525
McKesson Corp.
12/15/22	2.700%	3,500,000	3,360,899
Medtronic, Inc.
03/15/22	3.150%	2,500,000	2,538,022
Molina Healthcare, Inc. (b)
11/15/22	5.375%	112,000	112,560
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	95,000	95,119
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	35,000	34,388
Teleflex, Inc.
06/15/24	5.250%	4,000	4,010
Tenet Healthcare Corp.
06/01/20	4.750%	84,000	84,630
10/01/20	6.000%	123,000	130,687
04/01/21	4.500%	83,000	81,962
04/01/22	8.125%	188,000	187,412
06/15/23	6.750%	147,000	137,445
Universal Health Services, Inc. (b)
08/01/22	4.750%	144,000	146,700
Total			16,870,753
Healthcare Insurance 0.2%
Centene Corp.
05/15/22	4.750%	152,000	148,390

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance (continued)
Cigna Corp.
06/15/20	5.125%	$2,250,000	$2,471,947
UnitedHealth Group, Inc.
03/15/23	2.875%	3,100,000	3,075,246
Total			5,695,583
Home Construction —%
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	38,430
11/15/24	5.875%	149,000	155,705
D.R. Horton, Inc.
03/01/19	3.750%	154,000	157,272
02/15/20	4.000%	2,000	2,033
09/15/22	4.375%	50,000	50,250
Meritage Homes Corp.
03/01/18	4.500%	122,000	123,525
04/15/20	7.150%	16,000	17,080
04/01/22	7.000%	40,000	42,500
06/01/25	6.000%	93,000	94,163
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	121,000	121,303
03/01/24	5.625%	81,000	78,266
Toll Brothers Finance Corp.
12/31/18	4.000%	201,000	208,035
11/15/25	4.875%	58,000	57,420
Total			1,145,982
Independent Energy 0.6%
Anadarko Petroleum Corp.
09/15/36	6.450%	1,240,000	1,360,284
Antero Resources Corp.
12/01/22	5.125%	113,000	102,830
Canadian Natural Resources Ltd.
11/15/21	3.450%	3,400,000	3,271,728
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	423,000	385,987
Cimarex Energy Co.
06/01/24	4.375%	2,870,000	2,834,736
Concho Resources, Inc.
01/15/22	6.500%	19,000	19,380
04/01/23	5.500%	308,000	300,300
Continental Resources, Inc.
04/15/23	4.500%	1,410,000	1,227,368
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	202,000	205,535
Devon Energy Corp.
07/15/21	4.000%	1,925,000	1,945,653
Diamondback Energy, Inc.
10/01/21	7.625%	96,000	102,000
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	15,000	12,750
09/01/22	7.750%	127,000	99,695

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
06/15/23	6.375%	$75,000	$57,375
EnCana Corp.
11/15/21	3.900%	2,125,000	1,981,756
Laredo Petroleum, Inc.
01/15/22	5.625%	72,000	67,320
05/01/22	7.375%	145,000	141,375
03/15/23	6.250%	173,000	166,080
Noble Energy, Inc.
11/15/24	3.900%	2,275,000	2,155,406
Oasis Petroleum, Inc.
11/01/21	6.500%	31,000	26,350
03/15/22	6.875%	68,000	58,310
01/15/23	6.875%	137,000	118,162
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	278,000	282,170
RSP Permian, Inc.
10/01/22	6.625%	49,000	48,694
RSP Permian, Inc. (b)
10/01/22	6.625%	53,000	52,669
Range Resources Corp.
06/01/21	5.750%	53,000	49,423
SM Energy Co.
06/01/25	5.625%	117,000	104,423
Southwestern Energy Co.
02/01/18	7.500%	2,055,000	2,015,207
Whiting Petroleum Corp.
03/15/21	5.750%	131,000	119,210
04/01/23	6.250%	185,000	172,050
Woodside Finance Ltd. (b)
05/10/21	4.600%	2,300,000	2,346,055
Total			21,830,281
Integrated Energy 0.3%
BP Capital Markets PLC
02/10/24	3.814%	3,000,000	3,080,637
Cenovus Energy, Inc.
08/15/22	3.000%	1,325,000	1,223,116
09/15/23	3.800%	1,510,000	1,431,910
Petro-Canada
05/15/18	6.050%	2,000,000	2,173,240
Shell International Finance BV
05/11/25	3.250%	3,000,000	2,982,903
Total			10,891,806
Leisure —%
AMC Entertainment, Inc.
06/15/25	5.750%	78,000	78,585
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	48,000	49,200
06/01/24	5.375%	17,000	17,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure (continued)
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	$76,000	$73,340
Total			218,380
Life Insurance 0.5%
American International Group, Inc.
02/15/24	4.125%	3,000,000	3,122,856
Five Corners Funding Trust (b)
11/15/23	4.419%	4,000,000	4,205,372
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	4,145,000	4,361,328
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	3,600,000	3,609,086
Principal Financial Group, Inc.
05/15/25	3.400%	2,725,000	2,681,997
Total			17,980,639
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	155,000	165,850
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	250,000	260,300
Playa Resorts Holding BV (b)
08/15/20	8.000%	175,000	177,188
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	39,000	39,390
Total			642,728
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	1,725,000	1,982,065
AMC Networks, Inc.
07/15/21	7.750%	7,000	7,403
12/15/22	4.750%	164,000	162,975
Activision Blizzard, Inc. (b)
09/15/21	5.625%	352,000	370,702
09/15/23	6.125%	52,000	56,810
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	120,000	116,400
11/15/22	6.500%	182,000	179,725
MDC Partners, Inc. (b)
04/01/20	6.750%	207,000	211,787
Netflix, Inc. (b)
02/15/22	5.500%	218,000	225,630
02/15/25	5.875%	197,000	203,649
Nielsen Finance LLC/Co.
10/01/20	4.500%	36,000	36,585
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	30,000	29,812
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	10,000	10,275
02/15/24	5.625%	10,000	10,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
03/15/25	5.875%	$172,000	$176,300
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	12,000	12,390
RELX Capital, Inc.
10/15/22	3.125%	3,000,000	2,934,321
Scripps Networks Interactive, Inc.
11/15/24	3.900%	2,510,000	2,419,881
Sky PLC (b)
11/26/22	3.125%	3,334,000	3,263,142
TEGNA, Inc.
10/15/19	5.125%	40,000	41,600
Thomson Reuters Corp.
05/23/43	4.500%	1,600,000	1,415,811
Univision Communications, Inc. (b)
09/15/22	6.750%	59,000	61,139
05/15/23	5.125%	28,000	27,090
02/15/25	5.125%	244,000	235,765
iHeartCommunications, Inc.
03/01/21	9.000%	53,000	36,424
03/15/23	10.625%	55,000	38,500
Total			14,266,506
Metals 0.2%
ArcelorMittal (c)
03/01/21	6.500%	186,000	162,285
Rio Tinto Finance USA Ltd.
06/15/25	3.750%	2,800,000	2,678,892
Vale Overseas Ltd.
01/11/22	4.375%	3,300,000	2,752,167
Total			5,593,344
Midstream 0.4%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	162,000	144,180
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	2,350,000	2,207,738
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	9,000	7,808
03/01/22	6.125%	10,000	8,550
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	82,000	69,290
Energy Transfer Equity LP
01/15/24	5.875%	180,000	166,500
06/01/27	5.500%	301,000	252,087
Enterprise Products Operating LLC
02/01/41	5.950%	2,215,000	2,255,707
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	131,000	134,930
05/15/22	5.500%	50,000	47,875
Kinder Morgan Energy Partners LP
03/01/44	5.500%	2,600,000	1,980,745

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	$99,000	$93,555
07/15/23	4.500%	132,000	117,150
12/01/24	4.875%	92,000	81,593
06/01/25	4.875%	87,000	77,430
Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	3,500,000	3,038,878
Rose Rock Midstream LP/Finance Corp. (b)
11/15/23	5.625%	75,000	61,875
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	233,000	213,777
Targa Resources Partners LP/Finance Corp.
11/15/19	4.125%	35,000	32,813
05/01/23	5.250%	3,000	2,723
11/15/23	4.250%	157,000	132,272
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	97,000	95,303
03/15/24	6.750%	92,000	87,400
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	18,000	18,720
10/15/22	6.250%	215,000	222,256
TransCanada PipeLines Ltd. (c)
06/30/16	1.007%	1,874,000	1,873,462
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	24,000	21,118
Williams Partners LP
03/04/24	4.300%	4,000,000	3,470,456
Total			16,916,191
Natural Gas 0.1%
NiSource Finance Corp.
02/15/44	4.800%	1,300,000	1,330,691
Sempra Energy
10/01/22	2.875%	3,550,000	3,462,265
Total			4,792,956
Oil Field Services 0.1%
Halliburton Co.
08/01/23	3.500%	2,500,000	2,493,870
Noble Holding International Ltd.
03/01/21	4.625%	2,610,000	2,162,393
Weatherford International LLC
06/15/37	6.800%	1,250,000	846,875
Total			5,503,138
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	103,000	105,961

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	$108,000	$110,003

Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	48,000	50,040

Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	43,000	43,323
Berry Plastics Corp.
05/15/22	5.500%	141,000	142,410
Berry Plastics Corp. (b)
10/15/22	6.000%	77,000	79,310
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	15,000	14,925
06/15/17	6.000%	11,000	10,945
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	182,000	177,905
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	74,000	76,867
08/15/19	9.875%	67,000	69,512
02/15/21	6.875%	94,000	97,290
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	53,000	53,133
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	39,000	35,685
Total			801,305
Pharmaceuticals 0.4%
Actavis Funding SCS
03/15/22	3.450%	3,650,000	3,690,964
Amgen, Inc.
05/22/24	3.625%	2,690,000	2,684,935
Capsugel SA PIK (b)
05/15/19	7.000%	22,000	22,138
Concordia Healthcare Corp. (b)
04/15/23	7.000%	45,000	38,700
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	92,000	87,400
Endo Finance LLC/Ltd./Finco, Inc. (b)
07/15/23	6.000%	192,000	184,800
Gilead Sciences, Inc.
09/01/22	3.250%	3,500,000	3,543,813
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	131,000	132,965

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	$171,000	$164,160
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	88,000	75,900
04/15/25	5.500%	28,000	23,730
Mallinckrodt International Finance SA
04/15/18	3.500%	206,000	190,035
Quintiles Transnational Corp. (b)
05/15/23	4.875%	108,000	108,270
Roche Holdings, Inc. (b)
09/30/24	3.350%	2,463,000	2,534,045
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	256,000	234,560
07/15/21	7.500%	79,000	74,661
12/01/21	5.625%	15,000	13,125
03/01/23	5.500%	125,000	107,187
05/15/23	5.875%	123,000	106,395
04/15/25	6.125%	338,000	292,370
Total			14,310,153
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/13/23	2.700%	3,650,000	3,562,192
Alliant Holdings I LP (b)
08/01/23	8.250%	9,000	8,841
CNA Financial Corp.
11/15/19	7.350%	1,731,000	2,012,739
HUB International Ltd. (b)
10/01/21	7.875%	304,000	291,840
Hartford Financial Services Group, Inc. (The)
03/30/20	5.500%	3,200,000	3,561,706
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	13,000	12,480
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	4,000,000	4,286,360
Loews Corp.
05/15/23	2.625%	3,500,000	3,343,249
Transatlantic Holdings, Inc.
11/30/39	8.000%	1,000,000	1,290,337
Total			18,369,744
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	3,000,000	3,002,931
CSX Corp.
03/15/44	4.100%	2,250,000	2,074,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	$70,000	$68,600
Total			5,145,711
Refining —%
Marathon Petroleum Corp.
03/01/41	6.500%	800,000	864,825

Restaurants 0.1%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	199,000	200,990
04/01/22	6.000%	63,000	65,363
Yum! Brands, Inc.
11/01/23	3.875%	2,850,000	2,571,338
Total			2,837,691
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	3,500,000	3,398,829
Simon Property Group LP
02/01/40	6.750%	2,000,000	2,674,316
Total			6,073,145
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	37,000	38,388
Asbury Automotive Group, Inc. (b)
12/15/24	6.000%	41,000	42,537
CVS Health Corp.
07/20/22	3.500%	2,910,000	2,988,579
CVS Pass-Through Trust (b)
01/10/32	7.507%	303,839	365,298
Dollar Tree, Inc. (b)
03/01/23	5.750%	194,000	201,275
Group 1 Automotive, Inc.
06/01/22	5.000%	22,000	21,945
L Brands, Inc.
04/01/21	6.625%	148,000	166,130
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	826,170
Penske Automotive Group, Inc.
10/01/22	5.750%	171,000	176,557
12/01/24	5.375%	40,000	40,500
PetSmart, Inc. (b)
03/15/23	7.125%	61,000	61,457
Rite Aid Corp.
03/15/20	9.250%	72,000	76,950
06/15/21	6.750%	4,000	4,260
Junior Subordinated
02/15/27	7.700%	25,000	30,813
Rite Aid Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
04/01/23	6.125%	$163,000	$172,780
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	98,000	102,165
Sally Holdings LLC/Sally Capital, Inc. (d)
12/01/25	5.625%	33,000	33,454
Target Corp.
07/01/24	3.500%	1,800,000	1,872,346
Total			7,221,604
Technology 0.5%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	59,000	60,328
04/01/20	6.375%	102,000	104,677
08/01/22	5.375%	271,000	268,290
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	70,000	75,950
Apple, Inc.
05/03/23	2.400%	4,000,000	3,907,456
Audatex North America, Inc. (b)
06/15/21	6.000%	94,000	94,822
Cisco Systems, Inc.
06/15/25	3.500%	3,600,000	3,732,487
Equinix, Inc.
04/01/20	4.875%	132,000	135,300
01/01/22	5.375%	25,000	25,500
04/01/23	5.375%	111,000	113,081
Equinix, Inc. (d)
01/15/26	5.875%	143,000	145,145
First Data Corp. (b)
11/01/20	6.750%	80,000	84,100
08/15/23	5.375%	120,000	122,326
12/01/23	7.000%	291,000	293,546
01/15/24	5.750%	337,000	337,000
Goodman Networks, Inc.
07/01/18	12.125%	19,000	5,510
HP, Inc.
06/01/21	4.300%	2,350,000	2,345,063
Hewlett Packard Enterprise Co. (b)
10/15/45	6.350%	3,100,000	2,980,507
IMS Health, Inc. (b)
11/01/20	6.000%	47,000	48,058
Infor US, Inc. (b)
08/15/20	5.750%	23,000	23,058
MSCI, Inc. (b)
11/15/24	5.250%	131,000	134,930
08/15/25	5.750%	81,000	84,037
NCR Corp.
12/15/21	5.875%	32,000	31,440
12/15/23	6.375%	28,000	27,930
NXP BV/Funding LLC (b)
06/15/22	4.625%	112,000	110,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Oracle Corp.
04/15/38	6.500%	$2,000,000	$2,528,458
Plantronics, Inc. (b)
05/31/23	5.500%	54,000	54,945
Qualitytech LP/Finance Corp.
08/01/22	5.875%	92,000	93,840
Riverbed Technology, Inc. (b)
03/01/23	8.875%	134,000	127,467
VeriSign, Inc.
05/01/23	4.625%	81,000	79,988
04/01/25	5.250%	72,000	73,345
Zebra Technologies Corp.
10/15/22	7.250%	201,000	215,070
Total			18,464,254
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	2,796,000	3,430,138

Wireless 0.1%
Crown Castle International Corp.
04/15/22	4.875%	168,000	171,780
01/15/23	5.250%	111,000	115,024
Numericable-SFR (b)
05/15/22	6.000%	199,000	196,512
Rogers Communications, Inc.
10/01/23	4.100%	1,550,000	1,614,920
SBA Communications Corp
07/15/22	4.875%	12,000	11,925
SBA Telecommunications, Inc.
07/15/20	5.750%	74,000	77,239
Sprint Communications, Inc. (b)
11/15/18	9.000%	122,000	131,760
03/01/20	7.000%	395,000	403,147
Sprint Corp.
09/15/21	7.250%	41,000	33,210
09/15/23	7.875%	111,000	89,355
06/15/24	7.125%	166,000	126,990
02/15/25	7.625%	57,000	44,781
T-Mobile USA, Inc.
04/28/21	6.633%	86,000	88,903
01/15/22	6.125%	18,000	18,369
04/28/22	6.731%	14,000	14,420
03/01/23	6.000%	75,000	75,375
04/01/23	6.625%	209,000	214,361
04/28/23	6.836%	74,000	76,035
01/15/24	6.500%	52,000	52,390
03/01/25	6.375%	21,000	20,895
01/15/26	6.500%	199,000	198,751
Wind Acquisition Finance SA (b)
04/30/20	6.500%	111,000	116,550
07/15/20	4.750%	76,000	75,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
04/23/21	7.375%	$67,000	$64,655
Total			4,033,157
Wirelines 0.5%
AT&T, Inc.
02/15/39	6.550%	3,620,000	4,119,408
CenturyLink, Inc.
04/01/20	5.625%	48,000	47,580
03/15/22	5.800%	131,000	121,502
12/01/23	6.750%	45,000	42,723
04/01/25	5.625%	42,000	36,120
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	3,750,000	3,834,000
Deutsche Telekom International Finance BV
07/08/19	6.000%	430,000	483,778
Frontier Communications Corp.
07/01/21	9.250%	22,000	21,505
01/15/23	7.125%	59,000	49,707
01/15/25	6.875%	136,000	111,520
Frontier Communications Corp. (b)
09/15/20	8.875%	35,000	35,088
09/15/22	10.500%	98,000	97,142
09/15/25	11.000%	268,000	262,640
Level 3 Communications, Inc.
12/01/22	5.750%	94,000	94,940
Level 3 Financing, Inc.
06/01/20	7.000%	16,000	16,880
07/15/20	8.625%	24,000	25,230
01/15/21	6.125%	36,000	37,728
08/15/22	5.375%	127,000	127,858
Level 3 Financing, Inc. (b)
01/15/24	5.375%	71,000	71,089
Orange SA
07/08/19	5.375%	2,330,000	2,581,370
Telecom Italia SpA (b)
05/30/24	5.303%	144,000	145,440
Telefonica Emisiones SAU
06/20/36	7.045%	765,000	927,686
Verizon New York, Inc.
04/01/32	7.375%	4,500,000	5,165,577
Windstream Services LLC
10/15/20	7.750%	11,000	9,240
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	8,000	8,680
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	238,000	229,075
05/15/25	6.375%	43,000	41,065
Total			18,744,571
Total Corporate Bonds & Notes (Cost: $434,645,899)			$432,088,059

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 7.9%
Federal Home Loan Mortgage Corp.
08/01/18- 05/01/41	5.000%	$2,165,822	$2,364,210
05/01/39- 06/01/41	4.500%	7,862,007	8,491,428
10/01/26- 09/01/45	3.500%	67,509,483	70,010,555
12/01/42- 07/01/45	4.000%	24,670,316	26,162,512
12/01/42- 06/01/45	3.000%	42,435,514	42,605,604
06/01/32- 07/01/32	7.000%	519,048	622,540
03/01/17- 10/01/39	6.000%	1,434,692	1,624,320
03/01/38	6.500%	11,677	13,313
12/01/17- 01/01/39	5.500%	937,694	1,028,581
CMO Series 1614 Class MZ
11/15/23	6.500%	17,984	19,844
Federal Home Loan Mortgage Corp. (c)
12/01/36	6.140%	12,936	13,762
08/01/36	2.454%	44,223	47,141
Federal Home Loan Mortgage Corp. (d)
11/01/45- 12/10/45	4.000%	22,010,000	23,309,105
12/10/45	3.500%	19,375,000	20,028,906
Federal Home Loan Mortgage Corp. (f)
09/01/43	3.500%	5,064,575	5,245,501
Federal National Mortgage Association
12/01/25- 12/01/29	3.500%	30,426,624	32,016,798
05/01/40- 06/01/44	4.500%	10,075,872	10,910,777
01/01/29- 12/01/41	4.000%	16,106,446	17,020,885
07/01/27- 08/01/43	3.000%	2,783,084	2,879,138
06/01/31- 08/01/32	7.000%	304,505	360,689
03/01/17- 03/01/37	6.500%	653,790	751,821
09/01/17- 11/01/32	6.000%	471,093	529,620
08/01/18- 02/01/38	5.500%	451,010	500,897
12/01/20	5.000%	89,071	94,677
Federal National Mortgage Association (d)
12/10/45	4.000%	15,405,000	16,343,140
Government National Mortgage Association
02/15/45	3.500%	18,600,631	19,415,458

Total Residential Mortgage-Backed Securities - Agency (Cost: $300,453,314)			$302,411,222

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.7%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(c)
05/26/36	2.784%	$887,895	$895,676
Mill City Mortgage Trust CMO Series 15-1 Class A1 (b)(d)(g)
06/25/56	2.230%	6,000,000	5,985,572
SACO I, Inc. CMO Series 1995-1 Class A (b)(c)(g)(h)
09/25/24	0.000%	4,103	2,278
Springleaf Mortgage Loan Trust (b)
CMO Series 2013-1A Class A
06/25/58	1.270%	662,670	657,197
CMO Series 2013-2A Class A
12/25/65	1.780%	760,062	760,128
CMO Series 2013-3A Class A
09/25/57	1.870%	1,734,257	1,726,354
Towd Point Mortgage Trust (b)
CMO Series 15-5 Class A1
05/25/55	3.500%	5,631,561	5,754,741
CMO Series 15-6 Class A1
04/25/55	3.500%	6,000,000	6,075,000
CMO Series 2015-4 Class A1
04/26/55	3.500%	3,978,328	4,049,292

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $25,925,445)			$25,906,238

Commercial Mortgage-Backed Securities - Agency 3.1%
Federal National Mortgage Association Series 2006-M2 Class A2A
10/25/32	5.271%	2,063,635	2,407,433
Government National Mortgage Association
Series 2011-149 Class A
10/16/46	3.000%	116,113	116,631
Series 2011-161 Class A
01/16/34	1.738%	1,807,521	1,811,354
Series 2011-31 Class A
12/16/35	2.210%	146,609	146,860
Series 2012-111 Class AC
04/16/47	2.211%	469,790	471,366
Series 2012-25 Class A
11/16/42	2.575%	2,432,505	2,479,067
Series 2012-45 Class A
03/16/40	2.830%	533,059	538,275
Series 2012-55 Class A
08/16/33	1.704%	706,157	708,546
Series 2012-58 Class A
01/16/40	2.500%	781,767	793,251
Series 2012-79 Class A
04/16/39	1.800%	913,406	906,502
Series 2012-9 Class A
05/16/39	3.220%	422,667	427,916

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-105 Class A
02/16/37	1.705%	$4,545,820	$4,504,962
Series 2013-118 Class AB
06/16/36	2.000%	2,399,397	2,393,989
Series 2013-12 Class A
10/16/42	1.410%	1,706,510	1,677,842
Series 2013-126 Class AB
04/16/38	1.540%	2,499,081	2,462,051
Series 2013-138 Class A
08/16/35	2.150%	2,484,157	2,509,635
Series 2013-146 Class AH
08/16/40	2.000%	2,137,044	2,153,143
Series 2013-17 Class AH
10/16/43	1.558%	1,440,657	1,422,281
Series 2013-179 Class A
07/16/37	1.800%	2,556,702	2,535,225
Series 2013-194 Class AB
05/16/38	2.250%	1,843,959	1,855,705
Series 2013-2 Class AB
12/16/42	1.600%	1,189,387	1,179,636
Series 2013-30 Class A
05/16/42	1.500%	2,733,336	2,682,792
Series 2013-32 Class AB
01/16/42	1.900%	2,639,347	2,617,490
Series 2013-33 Class A
07/16/38	1.061%	3,888,092	3,779,763
Series 2013-40 Class A
10/16/41	1.511%	1,707,276	1,685,457
Series 2013-50 Class AH
06/16/39	2.100%	1,726,274	1,723,353
Series 2013-57 Class A
06/16/37	1.350%	4,485,240	4,409,173
Series 2013-61 Class A
01/16/43	1.450%	1,994,798	1,957,781
Series 2013-73 Class AE
01/16/39	1.350%	948,480	928,542
Series 2013-78 Class AB
07/16/39	1.624%	2,047,192	2,015,746
Series 2014-103 Class AB
06/16/53	1.742%	2,671,506	2,732,938
Series 2014-109 Class A
01/16/46	2.325%	5,244,070	5,315,714
Series 2014-135 Class AD
08/16/45	2.400%	3,982,327	3,998,447
Series 2014-138 Class A
01/16/44	2.700%	1,298,504	1,317,760
Series 2014-148 Class A
11/16/43	2.650%	3,283,341	3,352,340
Series 2014-169 Class A
11/16/42	2.600%	2,764,401	2,820,657
Series 2014-24 Class BA
07/16/38	2.100%	3,231,051	3,244,382
Series 2014-33 Class A
08/16/39	2.300%	1,490,071	1,497,648
Series 2014-64 Class A
02/16/45	2.200%	2,823,699	2,847,452
Series 2014-67 Class AE
05/16/39	2.150%	1,226,006	1,261,351

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2015-109 Class A
02/16/40	2.528%	$8,600,889	$8,691,907
Series 2015-21 Class A
11/16/42	2.600%	3,265,153	3,315,857
Series 2015-33 Class AH
02/16/45	2.650%	1,599,669	1,625,301
Series 2015-5 Class KA
11/16/39	2.500%	5,222,749	5,283,850
Series 2015-78 Class A
06/16/40	2.918%	6,315,233	6,449,747
Series 2015-85 Class AF
05/16/44	2.400%	3,963,418	4,001,914
Series 2015-98 Class AE
04/16/41	2.100%	3,074,940	3,080,630

Total Commercial Mortgage-Backed Securities - Agency (Cost: $116,833,237)			$116,139,662

Commercial Mortgage-Backed Securities - Non-Agency 2.7%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,981,245	3,022,221
Series 2014-SFR3 Class A
12/17/36	3.678%	3,498,143	3,517,901
Series 2015-SFR2 Class A
10/17/45	3.732%	2,721,195	2,742,828
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	3,636,522	3,596,185
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)
01/14/29	3.847%	260,089	272,420
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4
07/10/46	5.634%	2,962,695	2,993,744
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A4
12/11/38	5.201%	1,208,985	1,235,448
Series 2006-T24 Class A4
10/12/41	5.537%	1,215,537	1,238,741
Series 2007-T28 Class A4
09/11/42	5.742%	781,692	825,113
CD Mortgage Trust Series 2007-CD5 Class A4
11/15/44	5.886%	6,075,589	6,338,989
COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3 (c)
04/15/47	5.484%	6,373,864	6,608,781
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4
10/15/49	5.431%	2,425,299	2,474,090
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	8,237,097	8,411,436

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	$1,582,714	$1,584,736
Commercial Mortgage Trust Series 2006-C8 Class A1A
12/10/46	5.292%	1,926,408	1,977,849
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)
11/10/46	5.002%	150,000	167,002
GS Mortgage Securities Trust Series 2006-GG8 Class A4
11/10/39	5.560%	2,507,756	2,516,997
General Electric Capital Assurance Co. Series 2003-1 Class A5 (b)
05/12/35	5.743%	231,426	251,752
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18 Class A4
06/12/47	5.440%	872,208	897,571
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	338,018
Series 2010-C1 Class A1
06/15/43	3.853%	7,004	7,035
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	485,909
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	492,669
LB-UBS Commercial Mortgage Trust
Series 2006-C6 Class A1A
09/15/39	5.342%	1,544,354	1,576,150
Series 2007-C7 Class A3
09/15/45	5.866%	3,781,794	3,988,553
LB-UBS Commercial Mortgage Trust (c)
Series 2006-C4 Class A4
06/15/38	6.016%	1,703,262	1,723,650
Morgan Stanley Capital I Trust
Series 2007-HQ11 Class A4
02/12/44	5.447%	4,200,000	4,318,235
Series 2007-IQ13 Class A4
03/15/44	5.364%	4,125,000	4,231,172
Morgan Stanley Capital I Trust (b)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	332,745
Morgan Stanley Capital I Trust (c)
Series 2006-T23 Class A4
08/12/41	6.019%	1,579,894	1,601,475
Series 2007-T27 Class A1A
06/11/42	5.821%	3,324,428	3,491,876
Series 2007-T27 Class A4
06/11/42	5.821%	7,979,983	8,389,037
Morgan Stanley Re-Remic Trust (b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.988%	1,914,767	1,983,853
Series 2010-GG10 Class A4A
08/15/45	5.988%	4,932,234	5,137,191

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class A1A
03/15/45	5.557%	$4,820,237	$4,845,608
Series 2006-C24 Class A3
03/15/45	5.558%	1,516,194	1,518,631
Series 2006-C26 Class A3
06/15/45	6.011%	2,667,402	2,687,008
Series 2006-C29 Class A1A
11/15/48	5.297%	2,344,527	2,413,149
Wachovia Bank Commercial Mortgage Trust (c)
Series 2006-C25 Class A1A
05/15/43	5.899%	2,529,007	2,559,352
Series 2006-C26 Class A1A
06/15/45	6.009%	1,690,034	1,712,043

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $106,693,207)			$104,507,163

Asset-Backed Securities - Non-Agency 1.9%
ARI Fleet Lease Trust Series 2015-A Class A2 (b)
11/15/18	1.110%	1,725,000	1,716,933
Ally Master Owner Trust Series 2014-1 Class A1 (c)
01/15/19	0.667%	825,000	825,028
AmeriCredit Automobile Receivables Trust Subordinated, Series 2013-4 Class B
09/10/18	1.660%	770,000	770,754
American Credit Acceptance Receivables Trust (b)
Series 2013-1 Class A
04/16/18	1.450%	19,389	19,393
Series 2015-2 Class A
06/12/19	1.570%	815,678	814,677
Series 2015-3 Class A
09/12/19	1.950%	5,135,827	5,125,583
CCG Receivables Trust Series 2015-1 Class A2 (b)
11/14/18	1.460%	6,800,000	6,789,389
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(c)
08/15/19	0.797%	1,650,000	1,647,674
California Republic Auto Receivables Trust Series 2015-1 Class A3
04/15/19	1.330%	1,195,000	1,190,576
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	55,580	55,596
Series 2014-1A Class A
12/17/18	1.460%	351,566	351,220
Series 2015-1A Class A
06/15/21	1.750%	1,501,456	1,487,034
Chesapeake Funding LLC Series 2012-1A Class A (b)(c)
11/07/23	0.945%	17,906	17,906

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
DT Auto Owner Trust (b)
Series 2014-3A Class A
04/16/18	0.980%	$405,386	$405,178
Series 2015-2A Class A
09/17/18	1.240%	1,286,298	1,287,325
Series 2015-3A Class A
03/15/19	1.660%	2,786,380	2,781,588
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	580,850	582,985
Drive Auto Receivables Trust (b)
Series 2015-AA Class A3
07/16/18	1.430%	1,945,000	1,945,921
Series 2015-CA Class A3
10/15/18	1.380%	755,000	754,519
Series 2015-DA Class A3
12/17/18	1.590%	1,100,000	1,098,080
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 (c)
12/25/32	4.010%	73,582	74,109
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	193,557	193,602
Series 2014-3A Class A
01/15/19	1.320%	619,339	618,471
Series 2015-1A Class A
06/17/19	1.600%	2,232,507	2,229,072
Series 2015-2A Class A
11/15/19	1.540%	3,369,421	3,355,615
Series 2015-3A Class A
03/16/20	2.000%	5,217,582	5,207,015
First Investors Auto Owner Trust Series 2014-3A Class A2 (b)
11/15/18	1.060%	637,078	637,066
Hertz Fleet Lease Funding LP Series 2014-1 Class A (b)(c)
04/10/28	0.595%	1,621,683	1,622,537
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	1,140,493	1,146,263
Series 2014-AA Class A
11/25/26	1.770%	1,884,298	1,865,176
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 (b)
09/17/18	1.420%	2,515,000	2,519,231
KeyCorp Student Loan Trust Series 1999-A Class A2 (c)
12/27/29	0.656%	91,716	91,111
MVW Owner Trust Series 2015-1A Class A (b)
12/20/32	2.520%	4,385,805	4,392,565
Navient Private Education Loan Trust Series 2015-AA Class A1 (b)(c)
12/15/21	0.697%	544,018	542,353

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
New York City Tax Lien Trust Series 2014-A Class A (b)
11/10/27	1.030%	$131,895	$131,599
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	451,200	450,515
Prestige Auto Receivables Trust Series 2015-1 Class A2 (b)
02/15/19	1.090%	1,324,806	1,324,448
SLM Private Credit Student Loan Trust Series 2004-B Class A2 (c)
06/15/21	0.537%	455,554	452,559
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	500,000	518,298
SLM Private Education Loan Trust (b)(c)
Series 2011-C Class A1
12/15/23	1.597%	19,589	19,596
SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	2,035,000	2,031,040
SMB Private Education Loan Trust Series 2015-B Class A1 (b)(c)
02/15/23	0.897%	831,482	830,187
Sierra Timeshare Receivables Funding Co. LLC Series 2010-3A Class A (b)
11/20/25	3.510%	20,262	20,283
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	1,110,847	1,100,726
TCF Auto Receivables Owner Trust (b)
Series 2015-1A Class A2
08/15/18	1.020%	1,986,311	1,985,523
Series 2015-2A Class A2
01/15/19	1.640%	3,600,000	3,599,999
Volvo Financial Equipment LLC Series 2015-1A Class A3 (b)
06/17/19	1.510%	2,400,000	2,406,336
Westlake Automobile Receivables Trust Series 2015-1A Class A2 (b)
03/15/18	1.170%	3,567,463	3,561,247
Total Asset-Backed Securities - Non-Agency (Cost: $72,663,300)			$72,593,901

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	24,356,932	24,324,903
Total Inflation-Indexed Bonds (Cost: $24,585,443)			$24,324,903

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 3.2%
U.S. Treasury
07/31/18	1.375%	$21,950,000	$22,081,195
08/15/40	3.875%	83,491,000	97,824,735
Total U.S. Treasury Obligations (Cost: $115,455,238)			$119,905,930

Foreign Government Obligations(i) 0.6%
CANADA 0.5%
Province of Nova Scotia
01/26/17	5.125%	4,000,000	4,183,720
Province of Ontario
02/14/18	1.200%	6,400,000	6,371,584
Province of Quebec
05/14/18	4.625%	6,000,000	6,460,608
Total			17,015,912
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	4,100,000	4,299,875
Total Foreign Government Obligations (Cost: $21,280,490)			$21,315,787

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	$4,155,000	$4,289,788
Total Municipal Bonds (Cost: $4,331,421)			$4,289,788

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(j)
03/20/20	8.500%	$40,000	$39,900
Pharmaceuticals —%
Concordia Healthcare Corp. Term Loan (c)(d)(j)
10/21/21	5.250%	66,000	62,832
Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(j)
08/21/20	5.750%	50,000	50,146
Technology —%
Applied Systems, Inc. 2nd Lien Term Loan (c)(j)
01/24/22	7.500%	7,000	6,711
Riverbed Technology, Inc. Term Loan (c)(j)
04/25/22	6.000%	62,694	62,506
Total			69,217
Total Senior Loans (Cost: $222,846)			$222,095

		Shares	Value

Money Market Funds 7.8%
Columbia Short-Term Cash Fund, 0.184% (k)(l)		297,886,709	$297,886,709
Total Money Market Funds (Cost: $297,886,709)			$297,886,709
Total Investments
(Cost: $3,480,316,466) (m)			$3,873,651,751(n)
Other Assets & Liabilities, Net			(68,146,792)
Net Assets			$3,805,504,959

At November 30, 2015, securities totaling $127,835 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	120	USD	14,241,563	03/2016	2,597	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2015, the value of these securities amounted to $188,634,491 or 4.96% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2015, the value of these securities amounted to $13,000, which represents less than 0.01% of net assets.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $5,987,850, which represents 0.16% of net assets.

(h)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $2,278, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
SACO I, Inc.
CMO Series 1995-1 Class A
09/25/24 0.000%	04-30-1999 - 12-20-2002	3,927

(i)	Principal and interest may not be guaranteed by the government.
(j)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	266,135,925	343,026,284	(311,275,500)	297,886,709	114,491	297,886,709

(m)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $3,480,316,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$453,403,000
Unrealized Depreciation	(60,067,000)
Net Unrealized Appreciation	$393,336,000

(n)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	256,236,129	—	—	256,236,129
Consumer Staples	171,768,817	—	—	171,768,817
Energy	149,538,411	—	—	149,538,411
Financials	453,987,756	—	—	453,987,756
Health Care	414,067,141	—	—	414,067,141
Industrials	241,832,804	—	—	241,832,804
Information Technology	539,416,237	—	—	539,416,237
Materials	29,032,364	—	—	29,032,364
Telecommunication Services	63,276,126	—	—	63,276,126
Utilities	32,904,509	—	—	32,904,509
Total Common Stocks	2,352,060,294	—	—	2,352,060,294
Corporate Bonds & Notes	—	432,088,059	—	432,088,059
Residential Mortgage-Backed Securities - Agency	—	302,411,222	—	302,411,222
Residential Mortgage-Backed Securities - Non-Agency	—	13,843,388	12,062,850	25,906,238
Commercial Mortgage-Backed Securities - Agency	—	116,139,662	—	116,139,662
Commercial Mortgage-Backed Securities - Non-Agency	—	104,507,163	—	104,507,163
Asset-Backed Securities - Non-Agency	—	72,593,901	—	72,593,901
Inflation-Indexed Bonds	—	24,324,903	—	24,324,903
U.S. Treasury Obligations	119,905,930	—	—	119,905,930
Foreign Government Obligations	—	21,315,787	—	21,315,787
Municipal Bonds	—	4,289,788	—	4,289,788
Senior Loans	—	222,095	—	222,095
Money Market Funds	—	297,886,709	—	297,886,709
Total Investments	2,471,966,224	1,389,622,677	12,062,850	3,873,651,751
Derivatives
Assets
Futures Contracts	2,597	—	—	2,597
Total	2,471,968,821	1,389,622,677	12,062,850	3,873,654,348

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Contrarian Core Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 10.6%
Auto Components 1.5%
Delphi Automotive PLC	1,187,048	$104,317,778
Hotels, Restaurants & Leisure 1.9%
Aramark	1,138,063	37,123,615
McDonald’s Corp.	827,900	94,513,064
Total		131,636,679
Media 3.6%
CBS Corp., Class B Non Voting	1,703,365	85,985,865
Comcast Corp., Class A	2,705,323	164,645,958
Total		250,631,823
Specialty Retail 2.3%
Lowe’s Companies, Inc.	1,718,584	131,643,534
Michaels Companies, Inc. (The) (a)	1,385,685	30,776,064
Total		162,419,598
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	1,823,325	57,927,036
PVH Corp.	331,583	30,270,212
Total		88,197,248
TOTAL CONSUMER DISCRETIONARY		737,203,126
CONSUMER STAPLES 7.1%
Beverages 3.0%
Diageo PLC, ADR	676,472	77,496,632
PepsiCo, Inc.	1,285,675	128,773,208
Total		206,269,840
Food & Staples Retailing 2.9%
CVS Health Corp.	1,763,207	165,900,147
Walgreens Boots Alliance, Inc.	466,494	39,199,491
Total		205,099,638
Tobacco 1.2%
Philip Morris International, Inc.	951,780	83,176,054
TOTAL CONSUMER STAPLES		494,545,532
ENERGY 6.2%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	582,460	44,936,789
Oil, Gas & Consumable Fuels 5.5%
Canadian Natural Resources Ltd.	1,854,740	44,884,708
Chevron Corp.	1,037,423	94,737,468

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	1,017,726	$55,008,090
Exxon Mobil Corp.	1,530,830	125,007,578
Noble Energy, Inc.	557,232	20,433,698
Range Resources Corp.	815,690	23,312,420
Williams Companies, Inc. (The)	565,474	20,673,730
Total		384,057,692
TOTAL ENERGY		428,994,481
FINANCIALS 18.8%
Banks 9.3%
Bank of America Corp.	6,419,539	111,892,565
Citigroup, Inc.	3,780,106	204,465,933
JPMorgan Chase & Co.	2,857,088	190,510,628
Wells Fargo & Co.	2,511,308	138,373,071
Total		645,242,197
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	2,183,461	95,722,930
BlackRock, Inc.	316,694	115,187,942
Goldman Sachs Group, Inc. (The)	142,185	27,017,994
Total		237,928,866
Consumer Finance 1.6%
American Express Co.	1,520,360	108,918,590
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B (a)	1,375,688	184,466,004
Insurance 1.0%
Aon PLC	712,152	67,469,280
Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp.	467,515	46,461,641
Rayonier, Inc.	595,440	14,367,967
Total		60,829,608
TOTAL FINANCIALS		1,304,854,545
HEALTH CARE 17.1%
Biotechnology 3.8%
Baxalta, Inc.	1,600,740	55,033,441
Biogen, Inc. (a)	298,460	85,616,236
Celgene Corp. (a)	617,278	67,561,077
Vertex Pharmaceuticals, Inc. (a)	461,770	59,734,567
Total		267,945,321

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 5.9%
Abbott Laboratories	2,273,569	$102,128,719
Cooper Companies, Inc. (The)	215,795	31,560,019
Medtronic PLC	2,286,234	172,244,870
St. Jude Medical, Inc.	931,392	58,770,835
Zimmer Biomet Holdings, Inc.	422,485	42,675,210
Total		407,379,653
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	1,477,051	128,281,879
CIGNA Corp.	577,580	77,961,749
Total		206,243,628
Pharmaceuticals 4.4%
Allergan PLC (a)	154,693	48,556,586
Endo International PLC (a)	581,105	35,726,335
Johnson & Johnson	1,578,206	159,777,576
Pfizer, Inc.	1,910,955	62,621,995
Total		306,682,492
TOTAL HEALTH CARE		1,188,251,094
INDUSTRIALS 10.0%
Aerospace & Defense 2.8%
Honeywell International, Inc.	1,229,684	127,825,651
United Technologies Corp.	675,117	64,844,988
Total		192,670,639
Air Freight & Logistics 1.1%
FedEx Corp.	485,576	76,983,219
Commercial Services & Supplies 0.8%
Tyco International PLC	1,669,364	58,945,243
Electrical Equipment 0.4%
Eaton Corp. PLC	443,011	25,765,520
Industrial Conglomerates 2.0%
General Electric Co.	4,581,585	137,172,655
Professional Services 2.9%
Dun & Bradstreet Corp. (The)	389,960	42,033,788
IHS, Inc., Class A (a)	259,539	32,003,754
Nielsen Holdings PLC	2,766,030	129,118,281
Total		203,155,823
TOTAL INDUSTRIALS		694,693,099

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 22.3%
Internet Software & Services 5.5%
Alibaba Group Holding Ltd., ADR (a)	106,465	$8,951,577
Alphabet, Inc., Class A (a)	125,868	96,018,404
Alphabet, Inc., Class C (a)	232,285	172,494,841
Facebook, Inc., Class A (a)	957,160	99,774,358
Total		377,239,180
IT Services 1.7%
MasterCard, Inc., Class A	999,263	97,847,833
PayPal Holdings, Inc. (a)	639,123	22,535,477
Total		120,383,310
Semiconductors & Semiconductor Equipment 2.3%
Broadcom Corp., Class A	1,705,389	93,165,401
Qorvo, Inc. (a)	384,670	22,337,787
Skyworks Solutions, Inc.	530,618	44,051,906
Total		159,555,094
Software 6.1%
Activision Blizzard, Inc.	4,461,630	168,024,986
Electronic Arts, Inc. (a)	586,156	39,735,515
Intuit, Inc.	362,239	36,296,348
Microsoft Corp.	3,340,132	181,536,174
Total		425,593,023
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	2,405,176	284,532,321
EMC Corp.	3,460,235	87,682,355
Hewlett Packard Enterprise Co. (a)	3,600,927	53,509,775
HP, Inc.	2,820,072	35,363,703
Total		461,088,154
TOTAL INFORMATION TECHNOLOGY		1,543,858,761
MATERIALS 1.2%
Chemicals 1.2%
Monsanto Co.	870,635	82,849,627
TOTAL MATERIALS		82,849,627
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	4,005,153	182,034,204
TOTAL TELECOMMUNICATION SERVICES		182,034,204

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.4%
Electric Utilities 0.8%
Edison International	936,400	$55,584,704
Multi-Utilities 0.6%
DTE Energy Co.	490,490	39,479,540
TOTAL UTILITIES		95,064,244
Total Common Stocks (Cost: $5,534,493,675)		$6,752,348,713

	Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	235,417,442	$235,417,442
Total Money Market Funds (Cost: $235,417,442)		$235,417,442
Total Investments
(Cost: $5,769,911,117) (d)		$6,987,766,155(e)
Other Assets & Liabilities, Net		(51,599,399)
Net Assets		$6,936,166,756

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	189,205,745	506,343,525	(460,131,828)	235,417,442	90,050	235,417,442

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $5,769,911,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,381,621,000
Unrealized Depreciation	(163,766,000)
Net Unrealized Appreciation	$1,217,855,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal. The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	737,203,126	—	—	737,203,126
Consumer Staples	494,545,532	—	—	494,545,532
Energy	428,994,481	—	—	428,994,481
Financials	1,304,854,545	—	—	1,304,854,545
Health Care	1,188,251,094	—	—	1,188,251,094
Industrials	694,693,099	—	—	694,693,099
Information Technology	1,543,858,761	—	—	1,543,858,761
Materials	82,849,627	—	—	82,849,627
Telecommunication Services	182,034,204	—	—	182,034,204
Utilities	95,064,244	—	—	95,064,244
Total Common Stocks	6,752,348,713	—	—	6,752,348,713
Money Market Funds	—	235,417,442	—	235,417,442
Total Investments	6,752,348,713	235,417,442	—	6,987,766,155

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
ARGENTINA 0.3%
Globant SA (a)	91,408	$3,213,905
BRAZIL 2.2%
BB Seguridade Participacoes SA	1,159,700	7,784,288
Raia Drogasil SA	276,900	2,837,706
Ultrapar Participacoes SA	318,600	5,165,619
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	766,800	8,522,202
Total		24,309,815
CHINA 26.9%
58.Com, Inc., ADR (a)	281,625	16,956,641
AAC Technologies Holdings, Inc.	709,500	4,987,171
Alibaba Group Holding Ltd., ADR (a)	236,841	19,913,591
Baidu, Inc., ADR (a)	62,991	13,730,148
Beijing Urban Construction Design & Development Group Co., Ltd. Class H	6,304,000	3,972,426
China Animal Healthcare Ltd. (a)(b)(c)	6,354,000	1,581,647
China Biologic Products, Inc. (a)	28,360	3,332,867
China Mobile Ltd.	2,370,500	27,120,632
China Mobile Ltd., ADR	69,473	3,992,613
China Pacific Insurance Group Co., Ltd., Class H	4,350,800	17,931,181
Chongqing Changan Automobile Co., Ltd., Class B	2,329,692	4,516,667
Ctrip.com International Ltd., ADR (a)	85,877	9,189,698
ENN Energy Holdings Ltd.	1,868,000	9,460,129
Industrial & Commercial Bank of China Ltd., Class H	49,856,000	30,203,498
JD.com, Inc. ADR (a)	387,628	11,892,427
Pax Global Technology Ltd.	4,778,000	5,918,455
Ping An Insurance Group Co. of China Ltd., Class H	6,360,000	34,890,117
Shenzhou International Group Holdings Ltd.	2,471,000	13,023,119
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	13,799,000	2,811,964
Tencent Holdings Ltd.	2,923,200	58,090,918
Zhuzhou CSR Times Electric Co., Ltd., Class H	894,500	5,910,554
Total		299,426,463
CZECH REPUBLIC 0.4%
Komercni Banka AS	24,371	4,952,497

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 3.3%
AIA Group Ltd.	4,061,800	$24,252,266
Techtronic Industries Co., Ltd.	3,085,500	12,533,886
Total		36,786,152
INDIA 15.2%
Apollo Hospitals Enterprise Ltd.	205,398	4,055,222
Asian Paints Ltd.	675,642	8,512,642
Bharat Petroleum Corp., Ltd.	579,426	7,854,839
Bharti Infratel Ltd.	1,140,061	6,582,004
Dish TV India Ltd. (a)	8,009,665	13,000,277
Eicher Motors Ltd.	58,895	14,789,174
Havells India Ltd	1,302,315	5,587,215
HCL Technologies Ltd.	753,249	9,829,244
HDFC Bank Ltd., ADR	190,816	11,090,226
IndusInd Bank Ltd.	1,277,184	17,946,903
InterGlobe Aviation Ltd. (a)(c)	966,241	15,292,389
LIC Housing Finance Ltd.	547,568	3,986,127
Motherson Sumi Systems Ltd.	1,081,034	4,688,620
Natco Pharma Ltd.	597,455	4,708,177
SKS Microfinance Ltd. (a)	877,834	5,965,863
Syngene International Ltd. (a)	1,112,545	5,932,462
Tata Motors Ltd. (a)	795,169	5,047,124
UPL Ltd.	1,629,085	10,174,044
Yes Bank Ltd.	809,387	9,356,610
Zee Entertainment Enterprises Ltd.	770,893	4,723,572
Total		169,122,734
INDONESIA 2.8%
PT Matahari Department Store Tbk	13,179,600	14,896,890
PT Mitra Keluarga Karyasehat Tbk	16,522,000	2,880,992
PT Nippon Indosari Corpindo Tbk	60,910,900	5,632,375
PT Pakuwon Jati Tbk	149,709,500	4,982,612
PT Sumber Alfaria Trijaya Tbk	77,727,500	3,258,544
Total		31,651,413
MEXICO 2.7%
Alfa SAB de CV, Class A	2,365,100	4,757,805
Controladora Vuela Cia de Aviacion SAB de CV (a)	354,179	6,265,427
Grupo Financiero Banorte SAB de CV, Class O	2,000,100	10,725,432
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	462,661	4,483,185
Grupo Mexico SAB de CV, Class B	1,871,090	4,084,553
Total		30,316,402

Issuer	Shares	Value

Common Stocks (continued)
PERU 0.8%
Credicorp Ltd.	86,242	$9,108,018
PHILIPPINES 3.4%
GT Capital Holdings, Inc.	197,495	5,292,597
Metropolitan Bank & Trust Co.	8,689,316	14,827,608
Robinsons Retail Holdings, Inc.	5,003,440	7,632,375
SM Prime Holdings, Inc.	12,274,100	5,590,447
Universal Robina Corp.	967,350	4,143,421
Total		37,486,448
POLAND 0.3%
Bank Pekao SA	111,805	3,791,806
RUSSIAN FEDERATION 3.3
Magnit PJSC	93,673	16,961,454
Mail.ru Group Ltd., GDR (a)(d)	221,245	5,088,635
MMC Norilsk Nickel PJSC, ADR	433,909	5,868,619
X5 Retail Group NV GDR, Registered Shares (a)(d)	223,285	5,046,241
Yandex NV, Class A (a)	180,871	3,007,885
Total		35,972,834
SOUTH AFRICA 5.6%
Aspen Pharmacare Holdings Ltd.	364,988	7,892,840
AVI Ltd.	1,321,121	7,521,324
Clicks Group Ltd.	445,728	2,991,151
Discovery Ltd.	877,970	8,760,265
Naspers Ltd., Class N	237,463	35,396,705
Total		62,562,285
SOUTH KOREA 12.1%
AMOREPACIFIC Corp.	36,126	12,575,398
Cuckoo Electronics Co., Ltd.	52,382	10,814,403
Duk San Neolux Co., Ltd. (a)	216,118	5,496,028
EO Technics Co., Ltd.	38,077	3,780,953
Hana Tour Service, Inc.	27,299	2,706,973
I-SENS, Inc. (a)	69,772	2,050,896
Interpark Corp.	152,986	3,009,583
Korea Electric Power Corp.	210,447	8,903,714
LG Uplus Corp.	973,893	8,949,629
LIG Nex1 Co., Ltd. (a)	94,890	9,627,887
Lotte Chemical Corp.	38,896	8,052,425
Medy-Tox, Inc.	11,390	4,605,264
Samchuly Bicycle Co., Ltd.	237,078	3,591,672
Samsung Electronics Co., Ltd.	25,318	28,025,581
Seegene, Inc. (a)	107,859	3,354,650
SK Hynix, Inc.	124,446	3,390,833

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
SK Telecom Co., Ltd.	77,424	$15,617,186
Total		134,553,075
TAIWAN 11.9%
Advanced Semiconductor Engineering, Inc.	4,895,000	5,198,958
Catcher Technology Co., Ltd.	968,000	9,346,790
Cathay Financial Holding Co., Ltd.	12,129,850	16,966,197
CTBC Financial Holding Co., Ltd.	21,543,524	11,281,912
Cub Elecparts, Inc.	852,024	10,062,136
Eclat Textile Co., Ltd.	532,200	7,134,515
eMemory Technology, Inc.	661,000	6,671,763
Gigasolar Materials Corp.	296,200	5,732,202
Hota Industrial Manufacturing Co., Ltd.	1,762,000	6,797,267
Land Mark Optoelectronics Corp.	220,000	2,772,992
Largan Precision Co., Ltd.	73,000	5,668,858
Merida Industry Co., Ltd.	1,100,400	6,116,077
Pegatron Corp.	3,604,000	9,488,429
St. Shine Optical Co., Ltd.	140,039	2,684,678
Superalloy Industrial Co., Ltd.	809,000	3,132,571
Taiwan Semiconductor Manufacturing Co., Ltd.	5,551,048	23,753,526
Total		132,808,871
THAILAND 3.2%
Kasikornbank PCL, Foreign Registered Shares	1,309,900	6,187,720
Mega Lifesciences PCL, Foreign Registered Shares	7,727,000	3,600,471
Muangthai Leasing PCL (a)	7,674,900	4,481,349
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,835,000	6,737,370
Srisawad Power 1979 PCL	4,483,100	5,964,596
Thai Oil PCL, Foreign Registered Shares	2,591,000	4,236,584
Thai Union Group PCL	9,099,000	4,691,494
Total		35,899,584
TURKEY 1.2%
Coca-Cola Icecek AS	368,145	4,814,665
Turk Traktor ve Ziraat Makineleri AS	135,722	3,400,912
Ulker Biskuvi Sanayi AS	802,012	5,178,356
Total		13,393,933
UNITED ARAB EMIRATES 0.9%
Emaar Properties PJSC	6,380,304	9,985,565

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	38,432	$2,339,606
UNITED STATES 2.0%
Atento SA (a)	350,334	3,850,171
Cognizant Technology Solutions Corp., Class A (a)	141,115	9,113,207
Luxoft Holding, Inc. (a)	105,043	8,137,681
Universal Display Corp. (a)	27,715	1,456,700
Total		22,557,759
Total Common Stocks (Cost: $1,006,516,177)		$1,100,239,165

Issuer	Shares	Value

Preferred Stocks 0.6%
SOUTH KOREA 0.6%
Samsung Electronics Co., Ltd.	6,749	$6,380,882
Total Preferred Stocks (Cost: $6,995,504)		$6,380,882

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.184% (e)(f)	7,168,075	$7,168,075
Total Money Market Funds (Cost: $7,168,075)		$7,168,075
Total Investments
(Cost: $1,020,679,756) (g)		$1,113,788,122(h)
Other Assets & Liabilities, Net		1,227,443
Net Assets		$1,115,015,565

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $4,393,611, which represents 0.39% of net assets.  Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	07-21-2014 - 11-19-2014	4,620,487
Sihuan Pharmaceutical Holdings Group Ltd.	02-23-2015 - 03-04-2015	8,151,384

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $19,686,000, which represents 1.77% of net assets.

(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At November 30, 2015, the value of these securities amounted to $10,134,876 or 0.91% of net assets.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,058,111	108,039,258	(112,929,294)	7,168,075	3,281	7,168,075

(g)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $1,020,680,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$158,263,000
Unrealized Depreciation	(65,155,000)
Net Unrealized Appreciation	$93,108,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	3,213,905	—	—	3,213,905
Brazil	24,309,815	—	—	24,309,815
China	79,007,985	216,024,867	4,393,611	299,426,463
Czech Republic	—	4,952,497	—	4,952,497
Hong Kong	—	36,786,152	—	36,786,152
India	11,090,226	158,032,508	—	169,122,734
Indonesia	—	31,651,413	—	31,651,413
Mexico	30,316,402	—	—	30,316,402
Peru	9,108,018	—	—	9,108,018
Philippines	—	37,486,448	—	37,486,448
Poland	—	3,791,806	—	3,791,806
Russian Federation	3,007,885	32,964,949	—	35,972,834
South Africa	—	62,562,285	—	62,562,285
South Korea	—	134,553,075	—	134,553,075
Taiwan	—	132,808,871	—	132,808,871
Thailand	—	35,899,584	—	35,899,584
Turkey	—	13,393,933	—	13,393,933
United Arab Emirates	—	9,985,565	—	9,985,565
United Kingdom	—	2,339,606	—	2,339,606
United States	22,557,759	—	—	22,557,759
Total Common Stocks	182,611,995	913,233,559	4,393,611	1,100,239,165
Preferred Stocks
South Korea	—	6,380,882	—	6,380,882
Money Market Funds	—	7,168,075	—	7,168,075
Total Investments	182,611,995	926,782,516	4,393,611	1,113,788,122

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
AUSTRALIA 1.6%
AMP Ltd.	898,359	$3,764,629
BHP Billiton Ltd.	253,336	3,368,626
Wesfarmers Ltd.	148,267	4,074,578
Total		11,207,833
CANADA 6.1%
Bank of Montreal	102,530	5,909,829
Bank of Nova Scotia (The)	79,582	3,628,551
BCE, Inc.	94,072	4,050,740
Canadian Imperial Bank of Commerce	27,225	2,044,347
Enbridge, Inc.	44,231	1,570,913
Fortis, Inc.	63,001	1,739,846
Royal Bank of Canada	115,123	6,558,507
Suncor Energy, Inc.	347,328	9,586,253
TELUS Corp.	154,303	4,903,680
Toronto-Dominion Bank (The)	85,629	3,497,102
Total		43,489,768
CHINA 1.8%
Bank of China Ltd., Class H	4,681,000	2,083,352
China Construction Bank Corp., Class H	6,816,000	4,694,968
CNOOC Ltd.	2,889,000	3,192,043
Industrial & Commercial Bank of China Ltd., Class H	5,245,000	3,177,498
Total		13,147,861
FRANCE 7.2%
AXA SA	476,033	12,880,614
Cie Generale des Etablissements Michelin	37,272	3,737,135
Engie SA	164,353	2,863,441
Orange SA	224,806	3,885,806
Rexel SA	263,975	3,615,974
Sanofi	52,924	4,718,263
Schneider Electric SE	31,787	2,015,073
Suez Environnement Co.	138,432	2,624,641
Total SA	253,596	12,593,029
VINCI SA	45,130	2,935,309
Total		51,869,285
GERMANY 4.0%
Allianz SE, Registered Shares	59,413	10,523,858
BASF SE	64,579	5,345,211
Deutsche Post AG	139,924	4,089,901
E.ON SE	136,171	1,294,267
Siemens AG, Registered Shares	43,160	4,475,251

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Wincor Nixdorf AG	52,081	$2,636,029
Total		28,364,517
ISRAEL 0.3%
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	206,175	2,226,690
ITALY 1.0%
ENI SpA	176,913	2,882,266
Snam SpA	429,552	2,182,985
Terna Rete Elettrica Nazionale SpA	462,001	2,274,672
Total		7,339,923
JAPAN 1.7%
Canon, Inc.	113,700	3,435,901
Japan Tobacco, Inc.	50,100	1,794,321
Komatsu Ltd.	110,600	1,831,821
NTT DoCoMo, Inc.	112,100	2,120,122
Sumitomo Mitsui Financial Group, Inc.	76,400	2,916,108
Total		12,098,273
MALAYSIA 0.1%
Malayan Banking Bhd	413,400	806,621
MEXICO 0.3%
America Movil SAB de CV, Series L	2,646,000	2,149,903
NETHERLANDS 1.0%
Unilever NV-CVA	156,912	6,884,236
NORWAY 0.4%
Telenor ASA	173,830	3,030,331
POLAND 0.7%
Powszechny Zaklad Ubezpieczen SA	522,850	4,994,249
SOUTH KOREA 1.0%
Samsung Electronics Co., Ltd.	3,503	3,877,621
SK Telecom Co., Ltd.	15,886	3,204,363
Total		7,081,984
SPAIN 1.7%
Banco Santander SA	769,853	4,203,589
Ferrovial SA	134,536	3,186,868
Red Electrica Corp. SA	54,184	4,648,545
Total		12,039,002

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN 0.9%
Atlas Copco AB, Class B	62,491	$1,546,190
Skanska AB, Class B	120,458	2,397,614
Telefonaktiebolaget LM Ericsson, Class B	277,752	2,705,294
Total		6,649,098
SWITZERLAND 8.7%
ACE Ltd.	52,984	6,085,212
Nestlé SA, Registered Shares	185,281	13,749,530
Novartis AG, ADR	139,983	11,932,151
Roche Holding AG, Genusschein Shares	65,630	17,574,054
Swiss Re AG	85,059	8,106,172
UBS AG	256,834	4,930,234
Total		62,377,353
UNITED KINGDOM 14.6%
AstraZeneca PLC	103,549	7,021,876
BAE Systems PLC	721,798	5,614,867
BAE Systems PLC, ADR	66,814	2,071,234
Barclays Bank PLC	1,030,172	3,463,040
BP PLC	725,690	4,210,632
British American Tobacco PLC	187,030	10,895,602
BT Group PLC	690,442	5,162,454
GlaxoSmithKline PLC	555,894	11,348,671
HSBC Holdings PLC	925,794	7,383,016
HSBC Holdings PLC, ADR	215,575	8,601,443
Marks & Spencer Group PLC	444,199	3,361,764
Rio Tinto PLC	106,014	3,526,258
Royal Dutch Shell PLC, Class A	976,961	24,175,101
Vodafone Group PLC	2,421,211	8,177,463
Total		105,013,421
UNITED STATES 44.5%
AbbVie, Inc.	139,749	8,126,404
Altria Group, Inc.	140,233	8,077,421
Anadarko Petroleum Corp.	46,224	2,768,818
AT&T, Inc.	728,431	24,526,272
Bristol-Myers Squibb Co.	29,706	1,990,599
CenturyLink, Inc.	64,507	1,737,173
Chevron Corp.	204,190	18,646,631
Cisco Systems, Inc.	192,384	5,242,464
CMS Energy Corp.	97,233	3,405,100
ConocoPhillips	176,879	9,560,310
Dow Chemical Co. (The)	180,223	9,395,025
DTE Energy Co.	58,282	4,691,118
Duke Energy Corp.	88,113	5,970,537
Eastman Chemical Co.	39,755	2,888,201

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
EI du Pont de Nemours & Co.	91,814	$6,182,755
Exelon Corp.	117,807	3,217,309
Exxon Mobil Corp.	436,624	35,654,716
General Mills, Inc.	47,098	2,720,380
General Motors Co.	98,695	3,572,759
HP, Inc.	186,305	2,336,265
Intel Corp.	464,214	16,140,721
International Paper Co.	80,217	3,355,477
Johnson & Johnson	146,883	14,870,435
Kinder Morgan, Inc.	131,401	3,097,122
Lockheed Martin Corp.	39,500	8,656,820
Mattel, Inc.	30,644	761,810
McDonald’s Corp.	139,747	15,953,518
Merck & Co., Inc.	212,814	11,281,270
NextEra Energy, Inc.	21,245	2,121,526
Nucor Corp.	104,550	4,333,597
Occidental Petroleum Corp.	188,675	14,261,943
Pfizer, Inc.	480,823	15,756,570
PG&E Corp.	37,284	1,965,985
Philip Morris International, Inc.	207,429	18,127,220
Phillips 66	38,038	3,481,618
Procter & Gamble Co. (The)	125,626	9,401,850
RR Donnelley & Sons Co.	119,058	1,915,643
Seagate Technology PLC	169,731	6,100,132
Sempra Energy	40,157	3,984,779
Xcel Energy, Inc.	90,537	3,228,549
Total		319,506,842
Total Common Stocks (Cost: $696,190,458)		$700,277,190

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.184% (a)(b)	13,795,277	$13,795,277
Total Money Market Funds (Cost: $13,795,277)		$13,795,277
Total Investments
(Cost: $709,985,735) (c)		$714,072,467(d)
Other Assets & Liabilities, Net		3,699,052
Net Assets		$717,771,519

Notes to Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at November 30, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,360,107	41,470,465	(46,035,295)	13,795,277	7,682	13,795,277

(c)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $709,986,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,361,000
Unrealized Depreciation	(56,274,000)
Net Unrealized Appreciation	$4,087,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	11,207,833	—	11,207,833
Canada	43,489,768	—	—	43,489,768
China	—	13,147,861	—	13,147,861
France	—	51,869,285	—	51,869,285
Germany	—	28,364,517	—	28,364,517
Israel	2,226,690	—	—	2,226,690
Italy	—	7,339,923	—	7,339,923
Japan	—	12,098,273	—	12,098,273
Malaysia	—	806,621	—	806,621
Mexico	2,149,903	—	—	2,149,903
Netherlands	—	6,884,236	—	6,884,236
Norway	—	3,030,331	—	3,030,331
Poland	—	4,994,249	—	4,994,249
South Korea	—	7,081,984	—	7,081,984
Spain	—	12,039,002	—	12,039,002
Sweden	—	6,649,098	—	6,649,098
Switzerland	18,017,363	44,359,990	—	62,377,353
United Kingdom	10,672,677	94,340,744	—	105,013,421
United States	319,506,842	—	—	319,506,842
Total Common Stocks	396,063,243	304,213,947	—	700,277,190
Money Market Funds	—	13,795,277	—	13,795,277
Total Investments	396,063,243	318,009,224	—	714,072,467

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Energy and Natural Resources Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.1%
AUSTRALIA 1.2%
BHP Billiton Ltd., ADR	97,543	$2,602,447
Tronox Ltd., Class A	70,188	408,494
Total		3,010,941
BELGIUM 1.0%
Solvay SA	21,006	2,420,243
CANADA 5.8%
Canadian Natural Resources Ltd.	108,082	2,617,374
Canadian Natural Resources Ltd.	56,799	1,374,536
First Quantum Minerals Ltd.	150,274	546,881
Methanex Corp.	41,293	1,619,511
Silver Wheaton Corp.	55,036	722,072
Suncor Energy, Inc.	204,889	5,661,316
Suncor Energy, Inc.	47,452	1,309,675
Tourmaline Oil Corp. (a)	36,103	686,402
Total		14,537,767
FRANCE 3.0%
Air Liquide SA	23,805	2,904,960
Total SA	93,971	4,666,396
Total		7,571,356
GERMANY 2.3%
BASF SE	70,098	5,802,019
NETHERLANDS 1.0%
LyondellBasell Industries NV, Class A	26,074	2,498,411
SWITZERLAND 1.8%
Clariant AG, Registered Shares	97,760	1,802,505
Glencore PLC	820,582	1,195,217
LafargeHolcim Ltd. (a)	27,045	1,451,579
Total		4,449,301
UNITED KINGDOM 16.0%
Anglo American PLC	111,774	687,932
BG Group PLC	550,246	8,548,297
BP PLC	1,871,536	10,859,113
BP PLC, ADR	29,148	1,008,521
Cairn Energy PLC (a)	194,961	421,360
Ophir Energy PLC (a)	301,020	446,565
Randgold Resources Ltd.	21,362	1,300,444
Rio Tinto PLC	221,578	7,370,171
Rio Tinto PLC, ADR	145	4,797
Royal Dutch Shell PLC, Class A	375,196	9,284,302
Total		39,931,502

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 61.0%
Albemarle Corp.	87,963	$4,711,298
Alcoa, Inc.	233,651	2,186,973
Anadarko Petroleum Corp.	62,717	3,756,748
Atwood Oceanics, Inc.	34,678	550,687
Cabot Oil & Gas Corp.	40,593	764,366
Cheniere Energy, Inc. (a)	15,435	733,934
Chevron Corp.	69,885	6,381,898
Cimarex Energy Co.	11,571	1,377,180
Cobalt International Energy, Inc. (a)	98,586	726,579
ConocoPhillips	64,140	3,466,767
Delek U.S. Holdings, Inc.	28,970	802,179
Devon Energy Corp.	27,009	1,242,684
Dow Chemical Co. (The)	129,105	6,730,244
Eastman Chemical Co.	69,945	5,081,504
EI du Pont de Nemours & Co.	62,456	4,205,787
EOG Resources, Inc.	43,426	3,623,031
EQT Corp.	27,916	1,597,354
Exxon Mobil Corp.	338,707	27,658,814
FMC Technologies, Inc. (a)	30,582	1,040,400
Freeport-McMoRan, Inc.	159,059	1,301,103
Halliburton Co.	92,224	3,675,126
HollyFrontier Corp.	31,892	1,533,367
International Paper Co.	65,408	2,736,017
Kinder Morgan, Inc.	258,706	6,097,700
Marathon Petroleum Corp.	57,968	3,385,911
Monsanto Co.	56,871	5,411,844
Mosaic Co. (The)	98,029	3,101,638
Noble Energy, Inc.	42,675	1,564,892
Nucor Corp.	72,129	2,989,747
Occidental Petroleum Corp.	75,396	5,699,184
PBF Energy, Inc., Class A	35,852	1,451,648
Phillips 66	30,299	2,773,268
PPG Industries, Inc.	56,828	6,008,993
Praxair, Inc.	45,560	5,139,168
Range Resources Corp.	18,299	522,985
Schlumberger Ltd.	99,944	7,710,680
SemGroup Corp., Class A	22,246	772,604
Sonoco Products Co.	52,498	2,300,462
Steel Dynamics, Inc.	143,734	2,499,534
Tesoro Corp.	17,416	2,005,801
Valero Energy Corp.	54,826	3,939,796
Williams Companies, Inc. (The)	69,603	2,544,686
Total		151,804,581
Total Common Stocks (Cost: $257,065,290)		$232,026,121

	Shares	Value

Exchange-Traded Funds 1.5%
Market Vectors Gold Miners ETF	269,970	$3,714,787
Total Exchange-Traded Funds (Cost: $3,804,849)		$3,714,787

Issuer	Shares	Value

Warrants —%
UNITED STATES —%
Kinder Morgan, Inc. (a)	290,588	$87,176
Total Warrants (Cost: $1,479,810)		$87,176

Limited Partnerships 2.2%
UNITED STATES 2.2%
Energy Transfer Equity LP	32,255	$610,910
Enterprise Products Partners LP	73,328	1,861,798
PBF Logistics LP	62,983	1,242,655
Plains GP Holdings LP, Class A	139,570	1,711,128
Total		5,426,491
Total Limited Partnerships (Cost: $7,561,589)		$5,426,491

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	3,890,487	$3,890,487
Total Money Market Funds (Cost: $3,890,487)		$3,890,487
Total Investments
(Cost: $273,802,025) (d)		$245,145,062(e)
Other Assets & Liabilities, Net		3,961,568
Net Assets		$249,106,630

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,919,492	4,722,806	(6,751,811)	3,890,487	2,205	3,890,487

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $273,802,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,604,000
Unrealized Depreciation	(49,261,000)
Net Unrealized Depreciation	$(28,657,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	3,010,941	—	—	3,010,941
Belgium	—	2,420,243	—	2,420,243
Canada	14,537,767	—	—	14,537,767
France	—	7,571,356	—	7,571,356
Germany	—	5,802,019	—	5,802,019
Netherlands	2,498,411	—	—	2,498,411
Switzerland	—	4,449,301	—	4,449,301
United Kingdom	1,013,318	38,918,184	—	39,931,502
United States	151,804,581	—	—	151,804,581
Total Common Stocks	172,865,018	59,161,103	—	232,026,121
Exchange-Traded Funds	3,714,787	—	—	3,714,787
Warrants
United States	87,176	—	—	87,176
Limited Partnerships
United States	5,426,491	—	—	5,426,491
Money Market Funds	—	3,890,487	—	3,890,487
Total Investments	182,093,472	63,051,590	—	245,145,062

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Technology Growth Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.1%
CHINA 4.9%
Alibaba Group Holding Ltd., ADR (a)	46,982	$3,950,247
Baidu, Inc., ADR (a)	25,271	5,508,320
JD.com, Inc. ADR (a)	98,324	3,016,580
NetEase, Inc., ADR	36,821	6,136,588
Tencent Holdings Ltd.	276,200	5,488,749
Total		24,100,484
FINLAND 0.6%
Nokia OYJ, ADR	373,710	2,694,449
GUERNSEY 1.0%
Amdocs Ltd.	83,197	4,706,454
INDIA 0.2%
Videocon d2h Ltd. ADR (a)	119,144	1,032,979
IRELAND 0.3%
King Digital Entertainment PLC	88,943	1,573,402
ISLE OF MAN —%
Eros International PLC (a)	3,758	36,528
ISRAEL 0.8%
Check Point Software Technologies Ltd. (a)	45,114	3,938,001
NETHERLANDS 2.1%
ASML Holding NV	32,452	3,008,949
Mobileye NV (a)	38,236	1,667,090
NXP Semiconductors NV (a)	58,840	5,499,186
Total		10,175,225
SINGAPORE 1.3%
Avago Technologies Ltd.	50,801	6,626,991
SOUTH AFRICA 0.7%
MiX Telematics Ltd., ADR	147,607	718,846
Naspers Ltd., Class N	19,315	2,879,132
Total		3,597,978
SWITZERLAND 0.8%
TE Connectivity Ltd.	58,015	3,892,226

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	216,349	$4,924,103
UNITED KINGDOM 0.1%
Mimecast Ltd. (a)	70,000	707,700
UNITED STATES 82.3%
A10 Networks, Inc. (a)	208,505	1,607,574
Accenture PLC, Class A	54,104	5,801,031
Activision Blizzard, Inc.	289,855	10,915,939
Adobe Systems, Inc. (a)	56,565	5,173,435
Akamai Technologies, Inc. (a)	60,232	3,469,966
Alliance Data Systems Corp. (a)	19,899	5,708,028
Alphabet, Inc., Class A (a)	39,274	29,960,171
Altera Corp.	81,509	4,303,675
Amazon.com, Inc. (a)	26,031	17,305,409
Amphenol Corp., Class A	94,015	5,175,526
Analog Devices, Inc.	75,547	4,655,962
Apple, Inc.	135,837	16,069,517
Applied Materials, Inc.	165,794	3,111,953
Autodesk, Inc. (a)	30,466	1,933,677
Automatic Data Processing, Inc.	31,398	2,708,391
Barracuda Networks, Inc. (a)	17,814	339,000
Blackhawk Network Holdings, Inc. (a)	4,380	207,393
Broadcom Corp., Class A	76,616	4,185,532
Cavium, Inc. (a)	13,423	900,818
Cisco Systems, Inc.	354,489	9,659,825
Cognizant Technology Solutions Corp., Class A (a)	75,307	4,863,326
Comcast Corp., Class A	59,801	3,639,489
Computer Sciences Corp.	46,053	1,442,840
Corning, Inc.	81,998	1,535,823
CSRA, Inc. (a)	46,053	1,451,130
eBay, Inc. (a)	144,835	4,285,668
Electronic Arts, Inc. (a)	71,868	4,871,932
EMC Corp.	101,459	2,570,971
Equinix, Inc.	18,172	5,387,930
Expedia, Inc.	17,310	2,131,034
Facebook, Inc., Class A (a)	163,910	17,085,978
Fidelity National Information Services, Inc.	49,823	3,172,230
Fiserv, Inc. (a)	71,031	6,836,023
FleetCor Technologies, Inc. (a)	27,248	4,188,290
Freescale Semiconductor Holdings I Ltd. (a)	52,869	2,057,133
GoPro, Inc., Class A (a)	20,841	425,156
Guidewire Software, Inc. (a)	58,034	3,443,157
Hewlett Packard Enterprise Co. (a)	46,668	693,486

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
HP, Inc.	46,668	$585,217
Instructure, Inc. (a)	30,000	562,200
Intel Corp.	181,606	6,314,441
Intuit, Inc.	44,032	4,412,006
Juniper Networks, Inc.	104,690	3,154,310
KLA-Tencor Corp.	83,005	5,517,342
Lam Research Corp.	119,364	9,334,265
Linear Technology Corp.	72,987	3,336,966
LinkedIn Corp., Class A (a)	27,144	6,598,978
Marvell Technology Group Ltd.	77,523	686,854
MasterCard, Inc., Class A	34,126	3,341,618
Maxim Integrated Products, Inc.	152,485	5,911,843
MAXIMUS, Inc.	22,345	1,268,079
Microchip Technology, Inc.	95,416	4,606,684
Micron Technology, Inc. (a)	127,146	2,025,436
Microsemi Corp. (a)	66,759	2,403,992
Microsoft Corp.	326,953	17,769,896
Motorola Solutions, Inc.	11,641	835,591
Netflix, Inc. (a)	34,551	4,261,175
NVIDIA Corp.	221,118	7,013,863
Oracle Corp.	61,411	2,393,187
Palo Alto Networks, Inc. (a)	31,565	5,913,387
Paychex, Inc.	45,997	2,495,337
PayPal Holdings, Inc. (a)	53,385	1,882,355
Power Integrations, Inc.	31,243	1,615,263
Priceline Group, Inc. (The) (a)	4,118	5,142,764
PTC, Inc. (a)	64,603	2,328,292
QLIK Technologies, Inc. (a)	53,004	1,686,057
QUALCOMM, Inc.	41,890	2,043,813
Red Hat, Inc. (a)	74,028	6,026,619
Ruckus Wireless, Inc. (a)	92,253	1,056,297
Sabre Corp.	76,663	2,243,159
Salesforce.com, inc. (a)	100,874	8,038,649
SanDisk Corp.	18,902	1,396,291
SBA Communications Corp., Class A (a)	35,230	3,704,787

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Seagate Technology PLC	46,548	$1,672,935
ServiceNow, Inc. (a)	5,959	518,493
Skyworks Solutions, Inc.	84,325	7,000,661
Splunk, Inc. (a)	56,248	3,346,756
Synopsys, Inc. (a)	83,559	4,184,635
Tableau Software, Inc., Class A (a)	28,222	2,738,381
Texas Instruments, Inc.	87,510	5,086,081
Total System Services, Inc.	63,656	3,562,190
VeriSign, Inc. (a)	76,082	6,804,774
Visa, Inc., Class A	161,665	12,773,152
VMware, Inc., Class A (a)	55,580	3,413,168
Walt Disney Co. (The)	43,714	4,960,228
Western Digital Corp.	38,422	2,397,917
Workiva, Inc. (a)	67,438	1,264,462
Xilinx, Inc.	74,305	3,692,215
Yahoo!, Inc. (a)	40,375	1,365,079
Total		405,962,558
Total Common Stocks (Cost: $375,970,922)		$473,969,078

	Shares	Value

Exchange-Traded Funds 0.3%
Market Vectors Semiconductor ETF	29,839	$1,665,016
Total Exchange-Traded Funds (Cost: $1,314,842)		$1,665,016

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	16,665,318	$16,665,318
Total Money Market Funds (Cost: $16,665,318)		$16,665,318
Total Investments
(Cost: $393,951,082) (d)		$492,299,412(e)
Other Assets & Liabilities, Net		1,112,924
Net Assets		$493,412,336

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,140,396	37,380,679	(32,855,757)	16,665,318	5,942	16,665,318

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $393,951,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$105,854,000
Unrealized Depreciation	(7,506,000)
Net Unrealized Appreciation	$98,348,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
China	18,611,735	5,488,749	—	24,100,484
Finland	2,694,449	—	—	2,694,449
Guernsey	4,706,454	—	—	4,706,454
India	1,032,979	—	—	1,032,979
Ireland	1,573,402	—	—	1,573,402
Isle of Man	36,528	—	—	36,528
Israel	3,938,001	—	—	3,938,001
Netherlands	10,175,225	—	—	10,175,225
Singapore	6,626,991	—	—	6,626,991
South Africa	718,846	2,879,132	—	3,597,978
Switzerland	3,892,226	—	—	3,892,226
Taiwan	4,924,103	—	—	4,924,103
United Kingdom	707,700	—	—	707,700
United States	405,962,558	—	—	405,962,558
Total Common Stocks	465,601,197	8,367,881	—	473,969,078
Exchange-Traded Funds	1,665,016	—	—	1,665,016
Money Market Funds	—	16,665,318	—	16,665,318
Total Investments	467,266,213	25,033,199	—	492,299,412

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Greater China Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
CONSUMER DISCRETIONARY 13.7%
Auto Components 0.9%
Fuyao Glass Industry Group Co., Ltd. Class H (a)	674,800	$1,519,900
Automobiles 1.5%
Brilliance China Automotive Holdings Ltd.	676,000	856,904
Chongqing Changan Automobile Co., Ltd., Class B	748,900	1,451,922
Total		2,308,826
Household Durables 1.2%
Techtronic Industries Co., Ltd.	466,500	1,895,011
Internet & Catalog Retail 6.4%
Ctrip.com International Ltd., ADR (a)	49,214	5,266,390
JD.com, Inc. ADR (a)	97,782	2,999,952
Vipshop Holdings Ltd., ADR (a)	108,288	1,790,001
Total		10,056,343
Textiles, Apparel & Luxury Goods 3.7%
ANTA Sports Products Ltd.	277,000	841,434
Eclat Textile Co., Ltd.	117,000	1,568,467
Shenzhou International Group Holdings Ltd.	651,000	3,431,020
Total		5,840,921
TOTAL CONSUMER DISCRETIONARY		21,621,001
CONSUMER STAPLES 1.0%
Food & Staples Retailing 1.0%
China Resources Beer Holdings Co., Ltd.	824,000	1,606,060
TOTAL CONSUMER STAPLES		1,606,060
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
CNOOC Ltd.	1,146,500	1,266,762
PetroChina Co., Ltd., Class H	1,132,000	802,082
Total		2,068,844
TOTAL ENERGY		2,068,844
FINANCIALS 26.0%
Banks 9.1%
Bank of China Ltd., Class H	9,743,000	4,336,274
China Construction Bank Corp., Class H	6,828,340	4,703,468

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Industrial & Commercial Bank of China Ltd., Class H	8,650,000	$5,240,297
Total		14,280,039
Insurance 12.0%
AIA Group Ltd.	643,400	3,841,624
China Life Insurance Co., Ltd., Class H	1,384,000	4,782,261
China Pacific Insurance Group Co., Ltd., Class H	341,800	1,408,678
PICC Property & Casualty Co., Ltd., Class H	796,000	1,723,863
Ping An Insurance Group Co. of China Ltd., Class H	1,321,000	7,246,831
Total		19,003,257
Real Estate Management & Development 4.9%
China Overseas Land & Investment Ltd.	622,320	2,061,102
China Vanke Co., Ltd., Class H	1,054,410	2,627,330
Dalian Wanda Commercial Properties Co., Ltd., Class H	501,300	2,981,017
Total		7,669,449
TOTAL FINANCIALS		40,952,745
HEALTH CARE 11.7%
Biotechnology 3.9%
3SBio, Inc. (a)	1,299,500	1,746,594
China Biologic Products, Inc. (a)	37,850	4,448,132
Total		6,194,726
Pharmaceuticals 7.8%
China Animal Healthcare Ltd. (a)(b)(c)	1,050,000	261,367
China Medical System Holdings Ltd.	2,876,000	3,981,159
China Traditional Chinese Medicine Co., Ltd. (a)	4,492,000	3,141,447
CSPC Pharmaceutical Group Ltd.	4,590,000	4,324,101
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	2,697,000	549,595
Total		12,257,669
TOTAL HEALTH CARE		18,452,395
INDUSTRIALS 4.4%
Construction & Engineering 1.7%
Beijing Urban Construction Design & Development Group Co., Ltd. Class H	4,275,000	2,693,865

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 2.7%
Zhuzhou CSR Times Electric Co., Ltd., Class H	636,000	$4,202,473
TOTAL INDUSTRIALS		6,896,338
INFORMATION TECHNOLOGY 27.5%
Electronic Equipment, Instruments & Components 2.0%
Pax Global Technology Ltd.	2,484,000	3,076,903
Internet Software & Services 24.8%
58.Com, Inc., ADR (a)	69,406	4,178,935
Alibaba Group Holding Ltd., ADR (a)	90,530	7,611,763
Baidu, Inc., ADR (a)	13,992	3,049,836
NetEase, Inc., ADR	14,867	2,477,734
Tencent Holdings Ltd.	1,099,300	21,845,699
Total		39,163,967
Technology Hardware, Storage & Peripherals 0.7%
Catcher Technology Co., Ltd.	111,000	1,071,791
TOTAL INFORMATION TECHNOLOGY		43,312,661
TELECOMMUNICATION SERVICES 7.7%
Wireless Telecommunication Services 7.7%
China Mobile Ltd.	1,061,500	12,144,505
TOTAL TELECOMMUNICATION SERVICES		12,144,505

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.9%
Gas Utilities 1.9%
ENN Energy Holdings Ltd.	582,000	$2,947,428
Water Utilities 1.0%
CT Environmental Group Ltd.	4,968,360	1,634,101
TOTAL UTILITIES		4,581,529
Total Common Stocks (Cost: $116,508,020)		$151,636,078

	Shares	Value

Money Market Funds 4.1%
Columbia Short-Term Cash Fund, 0.184% (d)(e)	6,492,719	$6,492,719
Total Money Market Funds (Cost: $6,492,719)		$6,492,719
Total Investments
(Cost: $123,000,739) (f)		$158,128,797(g)
Other Assets & Liabilities, Net		(542,499)
Net Assets		$157,586,298

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $810,962, which represents 0.51% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	05-23-2014-12-10-2014	677,129

Sihuan Pharmaceutical Holdings Group Ltd.	09-17-2013-03-05-2015	1,461,383

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $810,962, which represents 0.51% of net assets.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	31,847,748	(25,355,029)	6,492,719	1,406	6,492,719

(f)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $123,001,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,604,000
Unrealized Depreciation	(4,476,000)
Net Unrealized Appreciation	$35,128,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	10,056,343	11,564,658	—	21,621,001
Consumer Staples	—	1,606,060	—	1,606,060
Energy	—	2,068,844	—	2,068,844
Financials	—	40,952,745	—	40,952,745
Health Care	4,448,132	13,193,301	810,962	18,452,395
Industrials	—	6,896,338	—	6,896,338
Information Technology	17,318,268	25,994,393	—	43,312,661
Telecommunication Services	—	12,144,505	—	12,144,505
Utilities	—	4,581,529	—	4,581,529
Total Common Stocks	31,822,743	119,002,373	810,962	151,636,078
Money Market Funds	—	6,492,719	—	6,492,719
Total Investments	31,822,743	125,495,092	810,962	158,128,797

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Mid Cap Growth Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.2%
CONSUMER DISCRETIONARY 23.0%
Auto Components 1.6%
Delphi Automotive PLC	275,343	$24,197,143
Visteon Corp. (a)	82,680	9,914,159
Total		34,111,302
Hotels, Restaurants & Leisure 2.8%
Domino’s Pizza, Inc.	113,630	12,211,816
Hilton Worldwide Holdings, Inc.	841,270	19,534,290
Norwegian Cruise Line Holdings Ltd. (a)	215,330	12,368,555
Starwood Hotels & Resorts Worldwide, Inc.	205,030	14,729,355
Total		58,844,016
Household Durables 3.6%
Harman International Industries, Inc.	227,080	23,425,573
Jarden Corp. (a)	234,313	10,937,731
Lennar Corp., Class A	422,880	21,655,685
Mohawk Industries, Inc. (a)	95,320	18,179,430
Total		74,198,419
Internet & Catalog Retail 1.0%
Expedia, Inc.	169,760	20,899,154
Leisure Products 0.4%
Polaris Industries, Inc.	74,260	7,829,232
Media 1.7%
Cinemark Holdings, Inc.	462,280	16,041,116
Interpublic Group of Companies, Inc. (The)	871,150	20,036,450
Total		36,077,566
Multiline Retail 1.4%
Dollar General Corp.	457,050	29,895,640
Specialty Retail 7.1%
Best Buy Co., Inc.	326,730	10,383,479
Foot Locker, Inc.	454,845	29,564,925
L Brands, Inc.	145,630	13,894,558
Michaels Companies, Inc. (The) (a)	602,290	13,376,861
O’Reilly Automotive, Inc. (a)	90,480	23,874,958
Ross Stores, Inc.	503,590	26,191,716
Tractor Supply Co.	242,000	21,622,700
Ulta Salon Cosmetics & Fragrance, Inc. (a)	57,600	9,619,200
Total		148,528,397

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 3.4%
Carter’s, Inc.	147,590	$12,726,686
Kate Spade & Co. (a)	397,830	7,972,513
lululemon athletica, Inc. (a)	260,150	12,440,373
PVH Corp.	178,470	16,292,526
Skechers U.S.A., Inc., Class A (a)	700,460	21,153,892
Total		70,585,990
TOTAL CONSUMER DISCRETIONARY		480,969,716
CONSUMER STAPLES 4.8%
Beverages 2.2%
Brown-Forman Corp., Class B	188,144	19,292,286
Constellation Brands, Inc., Class A	190,120	26,666,231
Total		45,958,517
Food & Staples Retailing 0.5%
Sprouts Farmers Market, Inc. (a)	443,985	10,713,358
Food Products 2.1%
Hain Celestial Group, Inc. (The) (a)	187,360	8,000,272
Mead Johnson Nutrition Co.	88,167	7,105,379
Pilgrim’s Pride Corp.	404,340	8,705,440
Tyson Foods, Inc., Class A	404,470	20,223,500
Total		44,034,591
TOTAL CONSUMER STAPLES		100,706,466
ENERGY 1.5%
Energy Equipment & Services 0.5%
FMC Technologies, Inc. (a)	305,390	10,389,368
Oil, Gas & Consumable Fuels 1.0%
Cabot Oil & Gas Corp.	296,082	5,575,224
Concho Resources, Inc. (a)	99,767	10,918,500
Whiting Petroleum Corp. (a)	324,220	5,352,872
Total		21,846,596
TOTAL ENERGY		32,235,964
FINANCIALS 10.5%
Banks 2.0%
Signature Bank (a)	202,252	31,986,154
SVB Financial Group (a)	68,439	9,066,798
Total		41,052,952
Capital Markets 0.8%
Affiliated Managers Group, Inc. (a)	89,400	15,844,362

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 3.2%
CBOE Holdings, Inc.	199,700	$14,420,337
McGraw Hill Financial, Inc.	310,560	29,959,723
Moody’s Corp.	229,325	23,647,994
Total		68,028,054
Insurance 0.8%
Aon PLC	165,830	15,710,734
Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	168,760	15,541,108
Crown Castle International Corp.	216,440	18,594,361
Extra Space Storage, Inc.	277,300	23,223,875
Total		57,359,344
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (a)	239,180	8,962,075
Thrifts & Mortgage Finance 0.6%
Radian Group, Inc.	919,020	13,096,035
TOTAL FINANCIALS		220,053,556
HEALTH CARE 14.4%
Biotechnology 4.5%
Alkermes PLC (a)	175,870	12,901,823
BioMarin Pharmaceutical, Inc. (a)	146,650	13,986,011
Bluebird Bio, Inc. (a)	140,860	12,501,325
Incyte Corp. (a)	250,860	28,658,246
Intercept Pharmaceuticals, Inc. (a)	35,376	6,244,218
Medivation, Inc. (a)	209,210	8,845,399
Ultragenyx Pharmaceutical, Inc. (a)	111,950	11,006,924
Total		94,143,946
Health Care Equipment & Supplies 4.5%
Align Technology, Inc. (a)	207,370	13,839,874
CR Bard, Inc.	122,600	22,904,132
DENTSPLY International, Inc.	97,970	5,942,860
DexCom, Inc. (a)	180,927	15,382,413
IDEXX Laboratories, Inc. (a)	192,990	13,667,552
Intuitive Surgical, Inc. (a)	12,940	6,729,059
St. Jude Medical, Inc.	180,520	11,390,812
Zimmer Biomet Holdings, Inc.	42,850	4,328,278
Total		94,184,980
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	124,240	10,790,244
Centene Corp. (a)	278,220	16,067,205

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Henry Schein, Inc. (a)	65,558	$10,258,516
Total		37,115,965
Health Care Technology 1.1%
Cerner Corp. (a)	235,715	14,048,614
IMS Health Holdings, Inc. (a)	349,590	9,690,635
Total		23,739,249
Pharmaceuticals 2.5%
Endo International PLC (a)	270,702	16,642,759
Jazz Pharmaceuticals PLC (a)	92,560	13,568,370
Mallinckrodt PLC (a)	181,610	12,333,135
Zoetis, Inc.	203,060	9,482,902
Total		52,027,166
TOTAL HEALTH CARE		301,211,306
INDUSTRIALS 13.6%
Aerospace & Defense 1.7%
Rockwell Collins, Inc.	123,400	11,436,712
Spirit AeroSystems Holdings, Inc., Class A (a)	242,620	12,725,419
TransDigm Group, Inc. (a)	45,940	10,778,902
Total		34,941,033
Airlines 2.0%
Alaska Air Group, Inc.	212,640	16,953,787
Southwest Airlines Co.	556,830	25,547,361
Total		42,501,148
Building Products 0.5%
Fortune Brands Home & Security, Inc.	189,490	10,416,265
Electrical Equipment 2.2%
Acuity Brands, Inc.	51,620	11,918,026
AMETEK, Inc.	408,373	23,056,740
Rockwell Automation, Inc.	100,183	10,663,478
Total		45,638,244
Industrial Conglomerates 0.8%
Roper Technologies, Inc.	90,380	17,487,626
Machinery 2.8%
Flowserve Corp.	181,300	8,383,312
Ingersoll-Rand PLC	212,620	12,474,415
Middleby Corp. (The) (a)	178,620	19,655,345
Wabtec Corp.	231,100	18,515,732
Total		59,028,804

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.5%
Nielsen Holdings PLC	394,720	$18,425,530
Verisk Analytics, Inc. (a)	187,666	14,065,567
Total		32,491,097
Road & Rail 0.8%
JB Hunt Transport Services, Inc.	203,480	15,920,275
Trading Companies & Distributors 1.3%
Fastenal Co.	335,510	13,614,996
United Rentals, Inc. (a)	164,038	12,904,869
Total		26,519,865
TOTAL INDUSTRIALS		284,944,357
INFORMATION TECHNOLOGY 20.2%
Communications Equipment 1.5%
Palo Alto Networks, Inc. (a)	161,940	30,337,840
Internet Software & Services 1.9%
Akamai Technologies, Inc. (a)	84,730	4,881,295
CoStar Group, Inc. (a)	75,489	15,795,318
LinkedIn Corp., Class A (a)	79,550	19,339,401
Total		40,016,014
IT Services 4.4%
Alliance Data Systems Corp. (a)	93,370	26,783,185
Fidelity National Information Services, Inc.	233,980	14,897,507
FleetCor Technologies, Inc. (a)	161,020	24,750,384
Gartner, Inc. (a)	116,990	10,915,167
WEX, Inc. (a)	151,590	14,290,389
Total		91,636,632
Semiconductors & Semiconductor Equipment 2.4%
Lam Research Corp.	217,680	17,022,576
NXP Semiconductors NV (a)	181,083	16,924,017
Skyworks Solutions, Inc.	203,811	16,920,389
Total		50,866,982
Software 10.0%
Activision Blizzard, Inc.	1,382,980	52,083,027
Electronic Arts, Inc. (a)	437,360	29,648,634
Guidewire Software, Inc. (a)	183,320	10,876,376
Intuit, Inc.	250,685	25,118,637
Mobileye NV (a)	248,070	10,815,852
Red Hat, Inc. (a)	219,802	17,894,081
ServiceNow, Inc. (a)	237,008	20,622,066
Splunk, Inc. (a)	91,500	5,444,250

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Tableau Software, Inc., Class A (a)	185,440	$17,993,243
Ultimate Software Group, Inc. (The) (a)	34,260	6,766,350
Workday, Inc., Class A (a)	156,430	13,094,755
Total		210,357,271
TOTAL INFORMATION TECHNOLOGY		423,214,739
MATERIALS 5.5%
Chemicals 3.3%
Eastman Chemical Co.	119,293	8,666,637
International Flavors & Fragrances, Inc.	107,814	12,938,758
Sherwin-Williams Co. (The)	132,875	36,682,801
Westlake Chemical Corp.	186,562	11,203,048
Total		69,491,244
Containers & Packaging 1.3%
Sealed Air Corp.	355,000	16,102,800
Westrock Co.	213,632	10,816,188
Total		26,918,988
Paper & Forest Products 0.9%
International Paper Co.	436,700	18,267,161
TOTAL MATERIALS		114,677,393
TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
SBA Communications Corp., Class A (a)	296,161	31,144,291
TOTAL TELECOMMUNICATION SERVICES		31,144,291
UTILITIES 0.2%
Electric Utilities 0.2%
ITC Holdings Corp.	102,000	3,761,760
TOTAL UTILITIES		3,761,760
Total Common Stocks (Cost: $1,559,632,896)		$1,992,919,548

	Shares	Value

Money Market Funds 5.2%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	109,507,203	$109,507,203
Total Money Market Funds (Cost: $109,507,203)		$109,507,203
Total Investments
(Cost: $1,669,140,099) (d)		$2,102,426,751(e)
Other Assets & Liabilities, Net		(8,776,868)
Net Assets		$2,093,649,883

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	90,396,048	202,244,962	(183,133,807)	109,507,203	35,511	109,507,203

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $1,669,140,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$470,254,000
Unrealized Depreciation	(36,967,000)
Net Unrealized Appreciation	$433,287,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	480,969,716	—	—	480,969,716
Consumer Staples	100,706,466	—	—	100,706,466
Energy	32,235,964	—	—	32,235,964
Financials	220,053,556	—	—	220,053,556
Health Care	301,211,306	—	—	301,211,306
Industrials	284,944,357	—	—	284,944,357
Information Technology	423,214,739	—	—	423,214,739
Materials	114,677,393	—	—	114,677,393
Telecommunication Services	31,144,291	—	—	31,144,291
Utilities	3,761,760	—	—	3,761,760
Total Common Stocks	1,992,919,548	—	—	1,992,919,548
Money Market Funds	—	109,507,203	—	109,507,203
Total Investments	1,992,919,548	109,507,203	—	2,102,426,751

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.2%
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.7%
Dorman Products, Inc.	1	$48
Fox Factory Holding Corp.	192,702	3,424,314
Total		3,424,362
Diversified Consumer Services 0.4%
Bridgepoint Education, Inc.	251,924	1,992,719
Hotels, Restaurants & Leisure 2.1%
Cheesecake Factory, Inc. (The)	48,585	2,289,811
Denny’s Corp.	124,272	1,197,982
Diversified Restaurant Holdings, Inc.	790,261	2,102,094
Morgans Hotel Group Co.	731,463	2,296,794
Wendy’s Co. (The)	197,862	2,079,530
Total		9,966,211
Household Durables 3.3%
Century Communities, Inc.	155,942	2,975,373
Helen of Troy Ltd.	55,132	5,701,200
Installed Building Products, Inc.	98,730	2,474,174
Jarden Corp. (a)	107,246	5,006,243
Total		16,156,990
Leisure Products 0.2%
Callaway Golf Co.	106,560	1,074,125
Media 2.8%
Carmike Cinemas, Inc.	156,850	3,427,172
Hemisphere Media Group, Inc.	169,120	2,406,578
John Wiley & Sons, Inc., Class A	145,022	7,481,685
Total		13,315,435
Multiline Retail 0.2%
Tuesday Morning Corp.	161,451	1,078,493
Specialty Retail 2.2%
Buckle, Inc. (The)	79,043	2,509,615
Destination Maternity Corp.	199,205	1,105,588
Express, Inc.	90,517	1,515,254
Hibbett Sports, Inc. (a)	47,327	1,552,799
Penske Automotive Group, Inc.	81,407	3,798,451
Total		10,481,707
TOTAL CONSUMER DISCRETIONARY		57,490,042

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	24,121	$2,804,549
Personal Products 0.3%
Elizabeth Arden, Inc.	166,480	1,706,420
TOTAL CONSUMER STAPLES		4,510,969
ENERGY 4.1%
Energy Equipment & Services 2.6%
Glori Energy, Inc. (a)	587,784	464,349
Gulfmark Offshore, Inc., Class A	90,994	588,731
Helix Energy Solutions Group, Inc.	91,196	590,950
Newpark Resources, Inc. (a)	274,070	1,781,455
Oceaneering International, Inc.	23,825	1,042,105
Tetra Technologies, Inc.	747,071	6,962,702
Unit Corp.	53,479	966,366
Total		12,396,658
Oil, Gas & Consumable Fuels 1.5%
Carrizo Oil & Gas, Inc.	54,278	2,191,746
Diamondback Energy, Inc.	35,695	2,784,924
Matador Resources Co. (a)	100,375	2,579,637
Total		7,556,307
TOTAL ENERGY		19,952,965
FINANCIALS 17.4%
Banks 8.8%
Berkshire Hills Bancorp, Inc.	43,337	1,310,511
Bryn Mawr Bank Corp.	134,460	4,000,185
Financial Institutions, Inc.	187,322	5,108,271
Independent Bank Corp.	208,835	3,239,031
Live Oak Bancshares, Inc.	125,975	1,990,405
National Bank Holdings Corp., Class A	75,103	1,704,838
OFG Bancorp	495,373	4,141,318
PacWest Bancorp	90,266	4,244,308
Simmons First National Corp., Class A	50,502	2,911,945
Southwest Bancorp, Inc.	241,430	4,466,455
Trico Bancshares	122,643	3,593,440
Union Bankshares Corp.	134,473	3,610,600
Veritex Holdings, Inc.	117,905	2,029,145
Total		42,350,452
Capital Markets 1.0%
MVC Capital, Inc.	215,610	1,802,500
Virtus Investment Partners, Inc.	21,165	2,883,519
Total		4,686,019

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.4%
First Cash Financial Services, Inc.	46,567	$1,810,991
Insurance 2.1%
CNO Financial Group, Inc.	206,975	4,187,104
Enstar Group Ltd.	16,462	2,536,959
Horace Mann Educators Corp.	102,141	3,567,785
Total		10,291,848
Real Estate Investment Trusts (REITs) 4.4%
Acadia Realty Trust	95,374	3,198,844
American Campus Communities, Inc.	82,721	3,341,928
First Potomac Realty Trust	241,654	2,808,020
Physicians Realty Trust	197,027	3,154,402
STAG Industrial, Inc.	232,186	4,736,594
Summit Hotel Properties, Inc.	322,520	4,299,192
Total		21,538,980
Thrifts & Mortgage Finance 0.7%
Federal Agricultural Mortgage Corp., Class C	118,780	3,559,837
TOTAL FINANCIALS		84,238,127
HEALTH CARE 13.8%
Biotechnology 0.7%
Repligen Corp.	121,465	3,453,250
Health Care Equipment & Supplies 5.5%
Analogic Corp.	45,111	3,769,024
Atrion Corp.	9,423	3,966,141
CryoLife, Inc.	177,859	1,931,549
Hill-Rom Holdings, Inc.	39,441	2,007,941
Invacare Corp.	143,208	2,852,703
Staar Surgical Co.	862,124	7,233,221
Teleflex, Inc.	16,690	2,198,073
West Pharmaceutical Services, Inc.	42,946	2,707,745
Total		26,666,397
Health Care Providers & Services 4.9%
Air Methods Corp.	189,359	8,274,988
Magellan Health, Inc. (a)	61,234	3,223,970
Providence Service Corp. (The)	252,115	12,207,409
Total		23,706,367
Health Care Technology 0.3%
HMS Holdings Corp.	119,201	1,445,908

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A	29,047	$4,058,447
Bio-Techne Corp.	27,094	2,471,243
Bruker Corp.	62,664	1,418,713
Total		7,948,403
Pharmaceuticals 0.7%
Supernus Pharmaceuticals, Inc.	209,432	3,384,421
TOTAL HEALTH CARE		66,604,746
INDUSTRIALS 18.0%
Aerospace & Defense 1.4%
AAR Corp.	108,320	2,660,339
American Science & Engineering, Inc.	92,589	4,049,843
Total		6,710,182
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.	61,532	2,542,502
Commercial Services & Supplies 2.5%
CECO Environmental Corp.	134,505	1,168,849
McGrath Rentcorp	156,674	4,571,747
MSA Safety, Inc.	38,187	1,790,970
Unifirst Corp.	40,988	4,450,477
Total		11,982,043
Construction & Engineering 4.0%
Argan, Inc.	67,964	2,671,665
EMCOR Group, Inc.	77,466	3,904,286
Great Lakes Dredge & Dock Corp. (a)	320,038	1,449,772
MasTec, Inc. (a)	216,041	4,413,718
Primoris Services Corp.	170,633	3,938,210
Sterling Construction Co., Inc.	540,302	2,944,646
Total		19,322,297
Electrical Equipment 2.2%
EnerSys	29,139	1,716,287
Franklin Electric Co., Inc.	62,540	2,039,430
Global Power Equipment Group, Inc.	146,110	675,028
LSI Industries, Inc.	505,667	5,976,984
Total		10,407,729
Industrial Conglomerates 0.4%
Raven Industries, Inc.	125,708	2,095,552
Machinery 4.4%
Alamo Group, Inc.	60,214	3,443,037

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Albany International Corp., Class A	63,780	$2,484,869
ESCO Technologies, Inc.	52,832	2,072,599
Key Technology, Inc. (a)	297,951	3,408,559
Miller Industries, Inc.	108,038	2,371,434
NN, Inc.	83,560	1,424,698
TriMas Corp.	121,375	2,625,341
Wabash National Corp.	273,272	3,544,338
Total		21,374,875
Marine 0.4%
Rand Logistics, Inc. (b)	1,006,432	2,123,572
Professional Services 0.4%
Kforce, Inc.	66,354	1,787,577
Road & Rail 0.3%
Marten Transport Ltd.	75,138	1,358,495

Trading Companies & Distributors 1.5%
Kaman Corp.	116,730	4,685,542
Rush Enterprises, Inc., Class A	104,175	2,534,578
Total		7,220,120
TOTAL INDUSTRIALS		86,924,944
INFORMATION TECHNOLOGY 18.9%
Communications Equipment 4.3%
ADTRAN, Inc.	173,782	2,834,384
InterDigital, Inc.	68,656	3,617,485
Mitel Networks Corp.	408,698	3,551,586
Netscout Systems, Inc.	50,259	1,663,573
Plantronics, Inc.	136,013	7,196,448
Sonus Networks, Inc.	271,910	1,914,246
Total		20,777,722
Electronic Equipment, Instruments & Components 8.0%
Anixter International, Inc.	43,998	2,998,904
Belden, Inc.	109,936	6,900,683
Benchmark Electronics, Inc.	168,631	3,618,821
Cognex Corp.	46,079	1,709,531
CTS Corp.	125,749	2,386,716
FARO Technologies, Inc.	62,002	1,865,640
GSI Group, Inc.	220,263	3,156,369
Littelfuse, Inc.	32,276	3,503,882
Newport Corp. (a)	233,771	3,878,261
Plexus Corp.	164,765	6,129,258

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Rogers Corp.	50,049	$2,774,216
Total		38,922,281
IT Services 3.8%
Computer Task Group, Inc.	282,088	1,898,452
CoreLogic, Inc.	134,630	4,962,462
DST Systems, Inc.	59,200	7,238,976
PRGX Global, Inc.	1,048,076	4,118,939
Total		18,218,829
Semiconductors & Semiconductor Equipment 1.2%
Integrated Device Technology, Inc. (a)	144,030	4,038,601
Xcerra Corp.	290,470	1,757,344
Total		5,795,945
Software 1.4%
American Software, Inc., Class A	240,745	2,491,711
Mentor Graphics Corp.	73,869	1,383,566
Progress Software Corp.	116,043	2,783,871
Total		6,659,148
Technology Hardware, Storage & Peripherals 0.2%
Intevac, Inc. (a)	253,831	1,261,540
TOTAL INFORMATION TECHNOLOGY		91,635,465
MATERIALS 5.5%
Chemicals 4.3%
Flotek Industries, Inc. (a)	89,638	1,023,666
H.B. Fuller Co.	34,327	1,366,558
Innophos Holdings, Inc.	70,862	2,106,019
Omnova Solutions, Inc. (a)	602,783	4,532,928
Rayonier Advanced Materials, Inc.	156,449	1,753,793
Sensient Technologies Corp.	119,093	7,960,176
Stepan Co.	43,404	2,259,612
Total		21,002,752
Containers & Packaging 0.7%
Greif, Inc., Class A	92,701	3,288,105
Metals & Mining 0.1%
Universal Stainless & Alloy Products, Inc.	66,119	714,085
Paper & Forest Products 0.4%
PH Glatfelter Co.	102,058	1,815,612
TOTAL MATERIALS		26,820,554

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
General Communication, Inc., Class A (a)	270,459	$5,617,433
TOTAL TELECOMMUNICATION SERVICES		5,617,433
UTILITIES 2.5%
Electric Utilities 0.5%
Allete, Inc.	47,678	2,429,194
Gas Utilities 2.0%
Laclede Group, Inc. (The)	71,639	4,180,852
New Jersey Resources Corp.	103,057	3,096,863
South Jersey Industries, Inc.	112,173	2,575,492
Total		9,853,207
TOTAL UTILITIES		12,282,401
Total Common Stocks (Cost: $325,653,406)		$456,077,646

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	2,676,511	$2,676,511
Total Money Market Funds (Cost: $2,676,511)		$2,676,511
Total Investments
(Cost: $328,329,917) (d)		$458,754,157(e)
Other Assets & Liabilities, Net		25,129,879
Net Assets		$483,884,036

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,287,779	57,270,878	(56,882,146)	2,676,511	3,365	2,676,511
Rand Logistics, Inc.	5,662,943	—	—	5,662,943	—	2,123,572
Total	7,950,722	57,270,878	(56,882,146)	8,339,454	3,365	4,800,083

(c)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $328,330,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$176,222,000
Unrealized Depreciation	(45,798,000)
Net Unrealized Appreciation	$130,424,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	57,490,042	—	—	57,490,042
Consumer Staples	4,510,969	—	—	4,510,969
Energy	19,952,965	—	—	19,952,965
Financials	84,238,127	—	—	84,238,127
Health Care	66,604,746	—	—	66,604,746
Industrials	86,924,944	—	—	86,924,944
Information Technology	91,635,465	—	—	91,635,465
Materials	26,820,554	—	—	26,820,554
Telecommunication Services	5,617,433	—	—	5,617,433
Utilities	12,282,401	—	—	12,282,401
Total Common Stocks	456,077,646	—	—	456,077,646
Money Market Funds	—	2,676,511	—	2,676,511
Total Investments	456,077,646	2,676,511	—	458,754,157

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 18.4%
Diversified Consumer Services 0.4%
2U, Inc. (a)	84,900	$2,047,788
Hotels, Restaurants & Leisure 9.2%
Bojangles’, Inc. (a)	83,438	1,475,184
Diamond Resorts International, Inc. (a)	119,200	3,350,712
Domino’s Pizza, Inc.	29,417	3,161,445
Fogo De Chao, Inc. (a)	155,100	2,540,538
Habit Restaurants, Inc. (The), Class A (a)	209,200	5,039,628
Marriott Vacations Worldwide Corp.	83,900	5,103,637
Papa John’s International, Inc.	60,200	3,460,296
Planet Fitness, Inc., Class A (a)	148,268	2,344,117
Six Flags Entertainment Corp.	145,680	7,560,792
Sonic Corp.	108,600	3,155,916
Texas Roadhouse, Inc.	92,400	3,234,000
Wingstop, Inc. (a)	73,403	1,581,835
Zoe’s Kitchen, Inc. (a)	48,200	1,639,764
Total		43,647,864
Household Durables 1.6%
Helen of Troy Ltd. (a)	22,700	2,347,407
TopBuild Corp. (a)	175,451	5,344,237
Total		7,691,644
Internet & Catalog Retail 0.8%
Liberty TripAdvisor Holdings, Inc., Class A (a)	125,000	3,742,500
Leisure Products 1.3%
Smith & Wesson Holding Corp. (a)	326,200	5,982,508
Media 1.0%
IMAX Corp. (a)	124,400	4,712,272
Specialty Retail 2.6%
Lithia Motors, Inc., Class A	35,800	4,447,792
Sportsman’s Warehouse Holdings, Inc. (a)	306,549	3,509,986
Tile Shop Holdings, Inc. (a)	274,000	4,641,560
Total		12,599,338
Textiles, Apparel & Luxury Goods 1.5%
G-III Apparel Group Ltd. (a)	36,600	1,678,842

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A (a)	184,500	$5,571,900
Total		7,250,742
TOTAL CONSUMER DISCRETIONARY		87,674,656
CONSUMER STAPLES 2.2%
Food & Staples Retailing 2.2%
Smart & Final Stores, Inc. (a)	335,178	5,889,077
Sprouts Farmers Market, Inc. (a)	196,600	4,743,958
Total		10,633,035
TOTAL CONSUMER STAPLES		10,633,035
ENERGY 2.8%
Energy Equipment & Services 0.7%
US Silica Holdings, Inc.	163,600	3,479,772
Oil, Gas & Consumable Fuels 2.1%
Diamondback Energy, Inc. (a)	36,800	2,871,136
Matador Resources Co. (a)	142,800	3,669,960
Western Refining, Inc.	69,400	3,141,044
Total		9,682,140
TOTAL ENERGY		13,161,912
FINANCIALS 9.5%
Banks 1.4%
Webster Financial Corp.	121,500	4,885,515
Western Alliance Bancorp (a)	48,800	1,892,952
Total		6,778,467
Capital Markets 0.8%
HFF, Inc., Class A	110,800	3,808,196
Consumer Finance 0.2%
PRA Group, Inc. (a)	25,678	1,060,758
Diversified Financial Services 0.9%
MarkeTaxess Holdings, Inc.	38,600	4,121,708
Real Estate Investment Trusts (REITs) 3.6%
CyrusOne, Inc.	69,848	2,525,704
Sovran Self Storage, Inc.	106,800	10,732,332
STORE Capital Corp.	172,392	3,923,642
Total		17,181,678

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 2.6%
BofI Holding, Inc. (a)	258,800	$5,183,764
MGIC Investment Corp. (a)	294,400	2,808,576
Radian Group, Inc.	283,700	4,042,725
Total		12,035,065
TOTAL FINANCIALS		44,985,872
HEALTH CARE 26.5%
Biotechnology 8.0%
Alder Biopharmaceuticals, Inc. (a)	36,900	1,374,894
AMAG Pharmaceuticals, Inc. (a)	59,100	1,573,242
Anacor Pharmaceuticals, Inc. (a)	21,600	2,521,368
Arena Pharmaceuticals, Inc. (a)	185,600	443,584
ARIAD Pharmaceuticals, Inc. (a)	96,400	617,924
Arrowhead Research Corp. (a)	117,600	743,232
Bluebird Bio, Inc. (a)	23,700	2,103,375
Celldex Therapeutics, Inc. (a)	95,692	1,723,413
Curis, Inc. (a)	345,100	945,574
Dynavax Technologies Corp. (a)	71,191	1,985,517
Exelixis, Inc. (a)	119,500	683,540
Insmed, Inc. (a)	40,500	660,555
Insys Therapeutics, Inc. (a)	44,500	1,417,770
Keryx Biopharmaceuticals, Inc. (a)	159,700	921,469
Neurocrine Biosciences, Inc. (a)	43,800	2,381,406
NewLink Genetics Corp. (a)	32,506	1,189,720
Novavax, Inc. (a)	382,863	3,277,307
Ophthotech Corp. (a)	26,800	1,703,676
Portola Pharmaceuticals, Inc. (a)	23,700	1,175,757
PTC Therapeutics, Inc. (a)	11,500	345,460
Spark Therapeutics, Inc. (a)	26,841	1,551,141
TESARO, Inc. (a)	36,196	1,847,444
Tokai Pharmaceuticals, Inc. (a)	75,900	872,850
Ultragenyx Pharmaceutical, Inc. (a)	51,346	5,048,339
vTv Therapeutics, Inc., Class A (a)	126,925	861,821
Total		37,970,378
Health Care Equipment & Supplies 5.6%
Align Technology, Inc. (a)	148,246	9,893,938
HeartWare International, Inc. (a)	46,000	2,201,560
ICU Medical, Inc. (a)	41,100	4,662,384
Natus Medical, Inc. (a)	85,414	4,166,495
NxStage Medical, Inc. (a)	92,400	1,802,724
STERIS PLC	48,800	3,727,344
Total		26,454,445
Health Care Providers & Services 5.8%
Air Methods Corp. (a)	88,600	3,871,820

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Chemed Corp.	15,500	$2,394,595
LHC Group, Inc. (a)	95,701	4,454,881
Molina Healthcare, Inc. (a)	95,000	5,724,700
Team Health Holdings, Inc. (a)	105,463	5,815,230
WellCare Health Plans, Inc. (a)	67,500	5,567,400
Total		27,828,626
Health Care Technology 1.9%
HealthStream, Inc. (a)	175,700	4,220,314
Veeva Systems Inc., Class A (a)	166,600	4,808,076
Total		9,028,390
Life Sciences Tools & Services 1.3%
ICON PLC (a)	52,574	3,907,825
INC Research Holdings, Inc. Class A (a)	53,505	2,530,787
Total		6,438,612
Pharmaceuticals 3.9%
Aerie Pharmaceuticals, Inc. (a)	120,100	3,295,544
Akorn, Inc. (a)	162,200	5,401,260
Catalent, Inc. (a)	137,767	3,836,811
Pacira Pharmaceuticals, Inc. (a)	16,800	1,087,800
Phibro Animal Health Corp., Class A	155,466	5,047,981
Total		18,669,396
TOTAL HEALTH CARE		126,389,847
INDUSTRIALS 12.1%
Aerospace & Defense 1.3%
Teledyne Technologies, Inc. (a)	66,600	6,161,166
Airlines 2.4%
Alaska Air Group, Inc.	66,542	5,305,394
Allegiant Travel Co.	35,200	6,164,576
Total		11,469,970
Commercial Services & Supplies 1.0%
ARC Document Solutions, Inc. (a)	527,400	2,668,644
MiX Telematics Ltd., ADR	397,707	1,936,833
Total		4,605,477
Construction & Engineering 0.9%
MasTec, Inc. (a)	204,100	4,169,763
Electrical Equipment 0.9%
Generac Holdings, Inc. (a)	129,200	4,147,320

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 2.3%
Mueller Water Products, Inc., Class A	598,300	$5,576,156
Watts Water Technologies, Inc., Class A	98,000	5,439,980
Total		11,016,136
Professional Services 2.6%
CEB, Inc.	114,600	8,855,142
Wageworks, Inc. (a)	87,500	3,722,250
Total		12,577,392
Road & Rail 0.7%
Swift Transportation Co. (a)	228,137	3,643,348
TOTAL INDUSTRIALS		57,790,572
INFORMATION TECHNOLOGY 22.7%
Communications Equipment 0.3%
Infinera Corp. (a)	64,700	1,457,044
Electronic Equipment, Instruments & Components 2.1%
Littelfuse, Inc.	55,500	6,025,080
Methode Electronics, Inc.	110,900	4,001,272
Total		10,026,352
Internet Software & Services 2.7%
comScore, Inc. (a)	116,300	4,896,230
Cvent, Inc. (a)	69,300	2,503,809
j2 Global, Inc.	43,800	3,524,586
NIC, Inc.	87,390	1,783,630
Total		12,708,255
IT Services 4.4%
CoreLogic, Inc. (a)	175,900	6,483,674
Euronet Worldwide, Inc. (a)	133,100	10,344,532
MAXIMUS, Inc.	70,500	4,000,875
Total		20,829,081
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. (a)	81,600	2,380,272
Cavium, Inc. (a)	30,100	2,020,011
Microsemi Corp. (a)	148,100	5,333,081
Power Integrations, Inc.	61,500	3,179,550
Silicon Laboratories, Inc. (a)	55,300	2,992,283
Tessera Technologies, Inc.	74,400	2,369,640
Total		18,274,837

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 8.2%
A10 Networks, Inc. (a)	389,868	$3,005,882
Aspen Technology, Inc. (a)	69,139	3,038,659
AVG Technologies NV (a)	105,600	2,227,104
Barracuda Networks, Inc. (a)	193,797	3,687,957
Ellie Mae, Inc. (a)	35,200	2,247,168
Fortinet, Inc. (a)	109,300	3,936,986
Guidewire Software, Inc. (a)	102,300	6,069,459
Manhattan Associates, Inc. (a)	24,800	1,899,680
PTC, Inc. (a)	243,400	8,772,136
QLIK Technologies, Inc. (a)	126,200	4,014,422
Total		38,899,453
Technology Hardware, Storage & Peripherals 1.2%
Electronics for Imaging, Inc. (a)	122,200	5,997,576
TOTAL INFORMATION TECHNOLOGY		108,192,598
MATERIALS 4.5%
Chemicals 0.6%
Innospec, Inc.	50,100	2,925,840
Construction Materials 2.9%
Headwaters, Inc. (a)	176,000	3,373,920
Summit Materials, Inc., Class A (a)	206,400	4,699,728
US Concrete, Inc. (a)	99,200	5,826,016
Total		13,899,664
Paper & Forest Products 1.0%
Clearwater Paper Corp. (a)	97,423	4,755,216
TOTAL MATERIALS		21,580,720
Total Common Stocks (Cost: $418,112,210)		$470,409,212

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	6,139,032	$6,139,032
Total Money Market Funds (Cost: $6,139,032)		$6,139,032
Total Investments
(Cost: $424,251,242) (d)		$476,548,244(e)
Other Assets & Liabilities, Net		(191,634)
Net Assets		$476,356,610

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,368,067	65,342,024	(70,571,059)	6,139,032	6,337	6,139,032

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $424,251,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$75,694,000
Unrealized Depreciation	(23,397,000)
Net Unrealized Appreciation	$52,297,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	87,674,656	—	—	87,674,656
Consumer Staples	10,633,035	—	—	10,633,035
Energy	13,161,912	—	—	13,161,912
Financials	44,985,872	—	—	44,985,872
Health Care	126,389,847	—	—	126,389,847
Industrials	57,790,572	—	—	57,790,572
Information Technology	108,192,598	—	—	108,192,598
Materials	21,580,720	—	—	21,580,720
Total Common Stocks	470,409,212	—	—	470,409,212
Money Market Funds	—	6,139,032	—	6,139,032
Total Investments	470,409,212	6,139,032	—	476,548,244

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 11.0%
Auto Components 1.6%
Delphi Automotive PLC	298,540	$26,235,695
Hotels, Restaurants & Leisure 2.0%
Aramark	285,805	9,322,959
McDonald’s Corp.	199,570	22,782,911
Total		32,105,870
Media 3.7%
CBS Corp., Class B Non Voting	395,880	19,984,022
Comcast Corp., Class A	655,790	39,911,380
Total		59,895,402
Specialty Retail 2.4%
Lowe’s Companies, Inc.	391,615	29,997,709
Michaels Companies, Inc. (The) (a)	417,757	9,278,383
Total		39,276,092
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	392,385	12,466,072
PVH Corp.	92,805	8,472,168
Total		20,938,240
TOTAL CONSUMER DISCRETIONARY		178,451,299
CONSUMER STAPLES 7.4%
Beverages 3.1%
Diageo PLC, ADR	165,505	18,960,253
PepsiCo, Inc.	310,925	31,142,248
Total		50,102,501
Food & Staples Retailing 3.0%
CVS Health Corp.	429,010	40,365,551
Walgreens Boots Alliance, Inc.	113,470	9,534,884
Total		49,900,435
Tobacco 1.3%
Philip Morris International, Inc.	243,520	21,281,213
TOTAL CONSUMER STAPLES		121,284,149
ENERGY 6.4%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	143,200	11,047,880
Oil, Gas & Consumable Fuels 5.7%
Canadian Natural Resources Ltd.	475,340	11,503,228
Chevron Corp.	274,385	25,056,838

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	228,625	$12,357,181
Exxon Mobil Corp.	360,715	29,455,987
Noble Energy, Inc.	129,530	4,749,865
Range Resources Corp.	191,965	5,486,360
Williams Companies, Inc. (The)	133,087	4,865,661
Total		93,475,120
TOTAL ENERGY		104,523,000
FINANCIALS 18.8%
Banks 9.2%
Bank of America Corp.	1,546,565	26,956,628
Citigroup, Inc.	845,955	45,757,706
JPMorgan Chase & Co.	699,220	46,623,990
Wells Fargo & Co.	556,455	30,660,670
Total		149,998,994
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	487,990	21,393,482
BlackRock, Inc.	73,080	26,580,657
Goldman Sachs Group, Inc. (The)	35,150	6,679,203
Total		54,653,342
Consumer Finance 1.6%
American Express Co.	367,510	26,328,416
Diversified Financial Services 2.7%
Berkshire Hathaway, Inc., Class B (a)	325,740	43,678,477
Insurance 1.0%
Aon PLC	171,825	16,278,701
Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp.	104,125	10,347,942
Rayonier, Inc.	174,860	4,219,372
Total		14,567,314
TOTAL FINANCIALS		305,505,244
HEALTH CARE 17.0%
Biotechnology 3.7%
Baxalta, Inc.	329,895	11,341,790
Biogen, Inc. (a)	70,590	20,249,448
Celgene Corp. (a)	145,463	15,920,925
Vertex Pharmaceuticals, Inc. (a)	100,031	12,940,010
Total		60,452,173

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	561,180	$25,208,205
Cooper Companies, Inc. (The)	45,560	6,663,150
Medtronic PLC	537,207	40,473,175
St. Jude Medical, Inc.	229,686	14,493,187
Zimmer Biomet Holdings, Inc.	76,085	7,685,346
Total		94,523,063
Health Care Providers & Services 3.1%
Cardinal Health, Inc.	355,112	30,841,477
CIGNA Corp.	141,635	19,117,893
Total		49,959,370
Pharmaceuticals 4.4%
Allergan PLC (a)	32,840	10,308,148
Endo International PLC (a)	129,545	7,964,427
Johnson & Johnson	384,015	38,877,678
Pfizer, Inc.	449,000	14,713,730
Total		71,863,983
TOTAL HEALTH CARE		276,798,589
INDUSTRIALS 10.3%
Aerospace & Defense 3.0%
Honeywell International, Inc.	318,605	33,118,990
United Technologies Corp.	159,090	15,280,594
Total		48,399,584
Air Freight & Logistics 1.1%
FedEx Corp.	111,280	17,642,331
Commercial Services & Supplies 0.8%
Tyco International PLC	393,387	13,890,495
Electrical Equipment 0.4%
Eaton Corp. PLC	104,210	6,060,854
Industrial Conglomerates 2.0%
General Electric Co.	1,121,945	33,591,033
Professional Services 3.0%
Dun & Bradstreet Corp. (The)	96,410	10,392,034
IHS, Inc., Class A (a)	61,160	7,541,640
Nielsen Holdings PLC	660,075	30,812,301
Total		48,745,975
TOTAL INDUSTRIALS		168,330,272

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 22.3%
Internet Software & Services 5.6%
Alibaba Group Holding Ltd., ADR (a)	26,415	$2,220,973
Alphabet, Inc., Class A (a)	31,910	24,342,544
Alphabet, Inc., Class C (a)	55,802	41,438,565
Facebook, Inc., Class A (a)	230,005	23,975,721
Total		91,977,803
IT Services 1.7%
MasterCard, Inc., Class A	235,675	23,077,296
PayPal Holdings, Inc. (a)	143,341	5,054,204
Total		28,131,500
Semiconductors & Semiconductor Equipment 2.3%
Broadcom Corp., Class A	414,873	22,664,512
Qorvo, Inc. (a)	61,740	3,585,242
Skyworks Solutions, Inc.	134,650	11,178,643
Total		37,428,397
Software 6.3%
Activision Blizzard, Inc.	993,180	37,403,159
Electronic Arts, Inc. (a)	140,550	9,527,885
Intuit, Inc.	85,130	8,530,026
Microsoft Corp.	863,390	46,925,246
Total		102,386,316
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	551,075	65,192,172
EMC Corp.	839,320	21,268,369
Hewlett Packard Enterprise Co. (a)	714,060	10,610,932
HP, Inc.	564,060	7,073,312
Total		104,144,785
TOTAL INFORMATION TECHNOLOGY		364,068,801
MATERIALS 1.2%
Chemicals 1.2%
Monsanto Co.	204,910	19,499,236
TOTAL MATERIALS		19,499,236
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	957,225	43,505,876
TOTAL TELECOMMUNICATION SERVICES		43,505,876

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.4%
Electric Utilities 0.8%
Edison International	207,672	$12,327,410
Multi-Utilities 0.6%
DTE Energy Co.	128,689	10,358,177
TOTAL UTILITIES		22,685,587
Total Common Stocks (Cost: $1,202,291,253)		$1,604,652,053

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	18,614,207	$18,614,207
Total Money Market Funds (Cost: $18,614,207)		$18,614,207
Total Investments (Cost: $1,220,905,460) (d)		$1,623,266,260(e)
Other Assets & Liabilities, Net		6,192,051
Net Assets		$1,629,458,311

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,183,725	109,765,306	(97,334,824)	18,614,207	8,575	18,614,207

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $1,220,905,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$433,676,000
Unrealized Depreciation	(31,315,000)
Net Unrealized Appreciation	$402,361,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	178,451,299	—	—	178,451,299
Consumer Staples	121,284,149	—	—	121,284,149
Energy	104,523,000	—	—	104,523,000
Financials	305,505,244	—	—	305,505,244
Health Care	276,798,589	—	—	276,798,589
Industrials	168,330,272	—	—	168,330,272
Information Technology	364,068,801	—	—	364,068,801
Materials	19,499,236	—	—	19,499,236
Telecommunication Services	43,505,876	—	—	43,505,876
Utilities	22,685,587	—	—	22,685,587
Total Common Stocks	1,604,652,053	—	—	1,604,652,053
Money Market Funds	—	18,614,207	—	18,614,207
Total Investments	1,604,652,053	18,614,207	—	1,623,266,260

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2016